STATEMENT OF ADDITIONAL INFORMATION

                       VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                 (formerly, Cova Variable Annuity Account Five)

                                       AND

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
               (formerly, Cova Financial Life Insurance Company)



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED OCTOBER 9, 2001 FOR THE VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50366-0366 (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED OCTOBER 9, 2001.


                                TABLE OF CONTENTS

                                                                            Page

COMPANY  ....................................................................  4

EXPERTS  ....................................................................  4

CUSTODIAN....................................................................  5

LEGAL OPINIONS...............................................................  5

DISTRIBUTION.................................................................  5
         Reduction or Elimination of the Withdrawal Charge...................  5

CALCULATION OF PERFORMANCE INFORMATION.......................................  6
         Total Return........................................................  6
         Performance Information.............................................  9
         Historical Unit Values.............................................. 21
         Reporting Agencies.................................................. 21

FEDERAL TAX STATUS........................................................... 22
         General  ........................................................... 22
         Diversification..................................................... 23
         Multiple Contracts.................................................. 24
         Partial 1035 Exchanges.............................................. 24
         Contracts Owned by Other than Natural Persons....................... 25
         Tax Treatment of Assignments or Transfer of Ownership............... 25
         Gifting a Contract.................................................. 25
         Death Benefits...................................................... 25
         Income Tax Withholding.............................................. 26
         Tax Treatment of Withdrawals - Non-Qualified Contracts.............. 27
         Withdrawals - Investment Adviser Fees............................... 27
         Qualified Plans..................................................... 28
         Tax Treatment of Withdrawals - Qualified Contracts.................. 30
         Tax-Sheltered Annuities - Withdrawal Limitations.................... 31
         Required Distributions.............................................. 32

ANNUITY PROVISIONS........................................................... 32
         Variable Annuity.................................................... 32
         Annuity Unit Value.................................................. 33
         Net Investment Factor............................................... 34
         Transfers During the Annuity Phase.................................. 34
         Fixed Annuity....................................................... 35
         Mortality and Expense Guarantee..................................... 35

FINANCIAL STATEMENTS......................................................... 35




                                     COMPANY

MetLife Investors Insurance Company of California ("MetLife Investors" or the "Company") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company
(MetLife) acquired GenAmerica Corporation, the ultimate parent company of MetLife Investors Insurance Company (formerly "Cova Financial Services Life Insurance Company"), the parent company of MetLife Investors Insurance Company of California. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Life Insurance Company until our new name is approved.

MetLife Investors Insurance Company of California is presently licensed to do business in the state of California.

                                     EXPERTS

The financial statements of the Company as of December 31, 2000 and for the year then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Company as of December 31, 1999 and for the years ended December 31, 1999 and 1998 included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statement of changes in net assets of the Separate Account for the year ended December 31, 1999, included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

                                    CUSTODIAN

MetLife Investors Insurance Company of California, 22 Corporate Plaza Drive, Newport Beach, CA 92660, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P. C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife  Investors  Distribution  Company  acts  as  the  distributor.   MetLife
Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:


         1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

         2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

         3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

         4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, and Living Benefit rider charge. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T)   = ERV

Where:

     P =          a hypothetical initial payment of $1,000

     T =          average annual total return

     n =          number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge, and Living Benefit rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the separate account product charges (including death benefit rider charges) as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the separate account product charge (including death benefit rider charges), the account fee, and Living Benefit rider charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

Performance Information

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2001. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2001 may be different than the numbers shown below.


PART 1 - SEPARATE ACCOUNT PERFORMANCE

There are 4 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders.

Chart 2    is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit.

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit.


         o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.
         o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and fees and expenses of each portfolio.

Total Return for the periods ended June 30, 2001:

CHART 1

- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 5/20/96                -5.98%         5.03%        5.17%          -0.13%     5.92%      6.06%

   Lord Abbett Growth and            7/20/95                 4.65%        12.31%       12.94%          10.54%    13.12%     13.66%
      Income (1)(2)(3)

   Janus Aggressive Growth           3/20/01                  N/A          N/A         -5.42%            N/A       N/A       1.77%

   MFS Research International        3/20/01                  N/A          N/A         -4.78%            N/A       N/A       2.41%

   MFS Mid Cap Growth                3/20/01                  N/A          N/A          6.38%            N/A       N/A      13.57%

   Oppenheimer Capital Appreciation  3/20/01                  N/A          N/A         -0.48%            N/A       N/A       6.72%

   PIMCO Innovation                  3/20/01                  N/A          N/A         -3.67%            N/A       N/A       3.53%

   PIMCO Total Return                3/20/01                  N/A          N/A         -8.05%            N/A       N/A      -0.87%

   Met/Putnam Research               3/20/01                  N/A          N/A          0.08%            N/A       N/A       7.27%
------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value (Class E)(4)  4/02/01               -12.41%       13.75%        -2.39%          -6.58%     14.54%     4.78%

   Harris Oakmark Mid-Cap
     Value (Class B)(5)              4/02/01                38.17%        8.68%         4.50%          44.17%      9.53%    11.66%
------------------------------------------------------------------------------------------------------------------------------------

CHART 2

- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 5/20/96               -6.13%          4.87%         5.01%         -0.28%       5.77%     5.91%

   Lord Abbett Growth and            7/20/95                4.49%         12.14%        12.77%         10.37%      12.95%    13.49%
      Income (1)(2)(3)

   Janus Aggressive Growth           3/20/01                  N/A           N/A         -5.47%           N/A        N/A       1.72%

   MFS Research International        3/20/01                  N/A           N/A         -4.82%           N/A        N/A       2.37%

   MFS Mid Cap Growth                3/20/01                  N/A           N/A          6.33%           N/A        N/A      13.53%

   Oppenheimer Capital Appreciation  3/20/01                  N/A           N/A         -0.52%           N/A        N/A       6.67%

   PIMCO Innovation                  3/20/01                  N/A           N/A         -3.71%           N/A        N/A       3.48%

   PIMCO Total Return                3/20/01                  N/A           N/A         -8.09%           N/A        N/A      -0.91%

   Met/Putnam Research               3/20/01                  N/A           N/A          0.03%           N/A        N/A       7.23%
------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value (Class E)(4)  4/02/01                -12.55%        13.58%       -2.42%         -6.72%     14.37%      4.74%

   Harris Oakmark Mid-Cap
     Value (Class B)(5)              4/02/01                 37.95%         8.51%        4.45%         43.96%      9.37%     11.62%
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

CHART 3


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 5/20/96               -6.22%          4.76%        4.90%        -0.38%        5.66%      5.80%

   Lord Abbett Growth and            7/20/95                4.38%         12.03%       12.66%        10.26%       12.84%     13.37%
      Income (1)(2)(3)

   Janus Aggressive Growth           3/20/01                  N/A            N/A       -5.50%          N/A           N/A      1.69%

   MFS Research International        3/20/01                  N/A            N/A       -4.85%          N/A           N/A      2.34%

   MFS Mid Cap Growth                3/20/01                  N/A            N/A        6.30%          N/A           N/A     13.50%

   Oppenheimer Capital Appreciation  3/20/01                  N/A            N/A       -0.55%          N/A           N/A      6.64%

   PIMCO Innovation                  3/20/01                  N/A            N/A       -3.74%          N/A           N/A      3.45%

   PIMCO Total Return                3/20/01                  N/A            N/A       -8.12%          N/A           N/A     -0.93%

   Met/Putnam Research               3/20/01                  N/A            N/A        0.00%          N/A           N/A      7.20%
------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value (Class E)(4)  4/02/01              -12.64%         13.46%       -2.45%        -6.81%       14.25%      4.71%

   Harris Oakmark Mid-Cap
     Value (Class B)(5)              4/02/01               37.81%          8.40%        4.43%        43.81%        9.26%     11.59%
------------------------------------------------------------------------------------------------------------------------------------

CHART 4


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)

- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                 Since                                Since
Portfolio                        in Portfolio           1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B

   Lord Abbett Bond Debenture (1)(2) 5/20/96            -6.37%        4.60%         4.74%       -0.52%        5.50%          5.64%

   Lord Abbett Growth and            7/20/95             4.21%       11.86%        12.49%       10.10%       12.67%         13.20%
      Income (1)(2)(3)

   Janus Aggressive Growth           3/20/01               N/A         N/A         -5.54%         N/A         N/A            1.65%

   MFS Research International        3/20/01               N/A         N/A         -4.89%         N/A         N/A            2.30%

   MFS Mid Cap Growth                3/20/01               N/A         N/A          6.25%         N/A         N/A           13.45%

   Oppenheimer Capital Appreciation  3/20/01               N/A         N/A         -0.60%         N/A         N/A            6.60%

   PIMCO Innovation                  3/20/01               N/A         N/A         -3.78%         N/A         N/A            3.41%

   PIMCO Total Return                3/20/01               N/A         N/A         -8.16%         N/A         N/A           -0.97%

   Met/Putnam Research               3/20/01               N/A         N/A         -0.04%         N/A         N/A            7.15%

------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

   Davis Venture Value
     (Class E)(4)                   4/02/01              -12.78%      13.29%       -2.49%        -6.95%      14.08%          4.67%

   Harris Oakmark Mid-Cap
     Value (Class B)(5)             4/02/01               37.60%       8.23%        4.39%        43.60%       9.09%         11.55%
------------------------------------------------------------------------------------------------------------------------------------



(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from July 20, 1995 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.

- ------------------------------------------------------------------------------


PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have no meaningful performance history. However, certain portfolios have been in existence for some time and have an investment history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 4 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders.

Chart 2    is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit.

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit -Earnings Preservation benefit.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected

o Column C presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and the fees and expenses of each portfolio.


Total Return for the periods ended June 30, 2001:

CHART 1


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                      10 yrs or                     10 yrs or
                          Inception                         since                          since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs   inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B (1) (2)
 Lord Abbett
   Bond Debenture       5/01/96          1.24%       7.41%     7.57%    -5.98%     5.03%      5.23%     -0.13%    5.92%       6.11%

 Lord Abbett Growth
   and Income(3)       12/11/89         12.06%      14.70%    15.48%     4.65%    12.31%     13.43%     10.54%   13.12%      13.89%

------------------------------------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc.

   MetLife Stock Index   5/1/90        -15.08%     14.05%     14.65%   -23.48%    11.02%     12.13%    -17.69%   11.83%      12.58%

----------------------------------------------------------------------------------------------------------------------------------

 New England Zenith Fund
 Davis Venture
   Value (Class E)(4)  10/31/94         -5.11%     16.34%     18.42%   -12.41%    13.75%     16.01%     -6.58%   14.54%      16.59%
  Harris Oakmark Mid-Cap
   Value (Class B)(5)  04/30/93         46.60%     11.35%     13.59%    38.17%     8.68%     11.26%     44.17%    9.53%      11.72%
------------------------------------------------------------------------------------------------------------------------------------


CHART 2
- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B (1)(2)
 Lord Abbett
   Bond Debenture       5/01/96           1.24%        7.41%    7.57%     -6.13%    4.87%    5.06%     -0.28%     5.77%       5.95%
 Lord Abbett Growth
   and Income(3)       12/11/89          12.06%       14.70%   15.48%      4.49%   12.14%   13.26%     10.37%    12.95%      13.72%
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.

   MetLife Stock Index   5/1/90         -15.08%       14.05%   14.65%    -23.60%   10.85%   11.96%    -17.82%    11.66%      12.42%
------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund
Davis Venture Value
  (Class E)(4)         10/31/94          -5.11%       16.34%   18.42%    -12.55%   13.58%   15.83%     -6.72%    14.37%      16.42%
Harris Oakmark Mid-Cap Value
  (Class B)(5)         04/30/93          46.60%       11.35%   13.59%     37.95%    8.51%   11.09%     43.96%     9.37%      11.56%
------------------------------------------------------------------------------------------------------------------------------------

CHART 3


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B (1) (2)
 Lord Abbett
   Bond Debenture       5/01/96         1.24%        7.41%    7.57%%    -6.22%      4.76%     4.96%     -0.38%     5.66%      5.84%

 Lord Abbett Growth
   and Income(3)       12/11/89        12.06%       14.70%   15.48%      4.38%     12.03%    13.15%     10.26%    12.84%     13.61%
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.

   MetLife Stock Index   5/1/90       -15.08%       14.05%   14.65%    -23.68%    10.74%    11.85%    -17.90%    11.55%     12.30%

---------------------------------------------------------------------------------------------------------------------------------
 New England Zenith Fund
 Davis Venture Value
   (Class E) (4)      10/31/94         -5.11%       16.34%   18.42%    -12.64%    13.46%    15.72%     -6.81%    14.25%     16.30%
  Harris Oakmark Mid-Cap Value
   (Class B) (5)      04/30/93         46.60%       11.35%   13.59%     37.81%     8.40%    10.98%     43.81%     9.26%     11.44%
---------------------------------------------------------------------------------------------------------------------------------

CHART 4

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B (1) (2)

Lord Abbett
  Bond Debenture        5/1/96            1.24%      7.41%      7.57%    -6.37%     4.60%     4.80%     -0.52%    5.50%       5.68%
Lord Abbett
  Growth and Income(3) 12/11/89          12.06%     14.70%     15.48%%    4.21%    11.86%    12.98%     10.10%   12.67%      13.44%
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.

   MetLife Stock Index   5/1/90         -15.08%     14.05%     14.65%   -23.81%    10.57%     11.68%   -18.02%   11.39%      12.13%
------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund
Davis Venture
     Value
     (Class E)(4)      10/31/94          -5.11%     16.34%     18.42%   -12.78%    13.29%     15.54%    -6.95%   14.08%      16.13%
Harris Oakmark Mid-Cap
   Value (Class B)(5)  04/30/93          46.60%     11.35%     13.59%    37.60%     8.23%     10.81%    43.60%    9.09%      11.28%


------------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through June 30, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(4) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(5) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the Contract is issued for use under a Qualified Plan, it may not be assigned pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If the death benefit riders are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits". The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non- periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or a part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to received this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non- qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.



b.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that certain eligible individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the Owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contract. You should consult with your qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected. The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and pro-rata Living Benefit rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first annuity payment is determined as follows:

The dollar amount of the first variable annuity payment is determined as follows. The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of Contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this Contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be collected pro-rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

Annuity Unit Value

The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

Net Investment Factor

The Net Investment Factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is            (i)        the net asset value per share of the portfolio at the
                           end of the current business day; plus
               (ii)        any dividend or capital gains per share declared on
                           behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is            (i)        the separate account product charges and for
                           each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus
               (ii)        a charge factor, if any, for any taxes or any tax
                           reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase

o    You may not  make a  transfer  from the  general  account  to the  Separate
     Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the Separate Account to the general account. The amount transferred to the general account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the general account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Assets:
   Investments:
     Met Investors Series Trust (Met Investors):
       Lord Abbett Growth & Income Portfolio             2,212,163 shares at a net asset value of  $25.48 per share $ 56,365,910
       Lord Abbett Growth & Income Portfolio B              23,827 shares at a net asset value of   25.47 per share      606,869
       Bond Debenture Portfolio                          1,110,478 shares at a net asset value of   11.05 per share   12,270,780
       Bond Debenture Portfolio B                           16,439 shares at a net asset value of   11.04 per share      181,485
       Developing Growth Portfolio                         221,427 shares at a net asset value of   10.99 per share    2,433,481
       Developing Growth Portfolio B                         1,431 shares at a net asset value of   10.99 per share       15,729
       Growth Opportunities Portfolio                        3,530 shares at a net asset value of    9.65 per share       34,061
       Growth Opportunities Portfolio B                      8,237 shares at a net asset value of    9.64 per share       79,408
       Mid-Cap Value Portfolio                             244,482 shares at a net asset value of   15.86 per share    3,877,481
       Mid-Cap Value Portfolio B                            12,518 shares at a net asset value of   15.86 per share      198,539
       Enhanced Index Portfolio                          1,839,818 shares at a net asset value of   15.77 per share   29,013,938
       Enhanced Index Portfolio B                            3,230 shares at a net asset value of   15.76 per share       50,902
       International Equity Portfolio                    1,021,586 shares at a net asset value of    9.26 per share    9,459,884
       International Equity Portfolio B                        592 shares at a net asset value of    9.25 per share        5,476
       Quality Bond Portfolio                              695,636 shares at a net asset value of   11.02 per share    7,665,913
       Quality Bond Portfolio B                             10,169 shares at a net asset value of   11.02 per share      112,061
       Select Equity Portfolio                           1,431,248 shares at a net asset value of   13.43 per share   19,221,665
       Select Equity Portfolio B                             7,582 shares at a net asset value of   13.42 per share      101,757
       Small Cap Stock Portfolio                           766,480 shares at a net asset value of   12.65 per share    9,695,975
       Small Cap Stock Portfolio B                             715 shares at a net asset value of   12.64 per share        9,043
       Met Putnam Research Portfolio B                         115 shares at a net asset value of    9.00 per share        1,031
       Oppenheimer Capital Appreciation Portfolio B            110 shares at a net asset value of    9.35 per share        1,031
       PIMCO Money Market Portfolio B                       16,511 shares at a net asset value of    1.00 per share       16,511
       Janus Aggressive Growth Portfolio B                     120 shares at a net asset value of    8.30 per share          997
       PIMCO Total Return Bond Portfolio B                      99 shares at a net asset value of   10.11 per share        1,006
       PIMCO Innovation Portfolio B                            135 shares at a net asset value of    7.59 per share        1,023
       MFS Mid Cap Growth Portfolio B                          117 shares at a net asset value of    9.50 per share        1,113
       MFS Research International Portfolio B                  109 shares at a net asset value of    9.15 per share          997
     General American Capital Company (GACC):
       Money Market Fund                                   131,382 shares at a net asset value of   22.11 per share    2,904,861
     Russell Insurance Funds (Russell):
       Multi-Style Equity Fund                             368,691 shares at a net asset value of   12.62 per share    4,652,879
       Aggressive Equity Fund                               79,433 shares at a net asset value of   11.70 per share      929,368
       Non-US Fund                                         210,036 shares at a net asset value of    9.56 per share    2,007,944
       Core Bond Fund                                      336,898 shares at a net asset value of   10.11 per share    3,406,042
       Real Estate Securities Fund                          28,525 shares at a net asset value of   11.20 per share      319,478
     AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                                 251,569 shares at a net asset value of   25.68 per share    6,460,283
       AIM V.I. Capital Appreciation Fund                  144,225 shares at a net asset value of   25.99 per share    3,748,409
       AIM V.I. International Equity Fund                   42,224 shares at a net asset value of   17.22 per share      727,105
     Alliance Variable Products Series Fund, Inc.
         (Alliance):
       Premier Growth Portfolio                            143,158 shares at a net asset value of   27.00 per share    3,865,278
       Premier Growth Portfolio B                            5,413 shares at a net asset value of   26.86 per share      145,402
       AllianceBernstein Real Estate Investment Portfolio   63,013 shares at a net asset value of   11.21 per share      706,371
       AllianceBernstein Real Estate Investment Portfolio B  4,793 shares at a net asset value of   11.21 per share       53,728
       AllianceBernstein Small Cap Portfolio B                 249 shares at a net asset value of   10.16 per share        2,532
       AllianceBernstein Value Portfolio B                      40 shares at a net asset value of    9.94 per share          398


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Assets, continued:
   Investments, continued:
     Liberty Variable Investment Trust (Liberty):
       Newport Tiger Fund, Variable Series                  43,871 shares at a net asset value of   $1.93 per share     $ 84,671
     Goldman Sachs Variable Insurance Trust
         (Goldman Sachs):
       Growth and Income Fund                               35,848 shares at a net asset value of    9.73 per share      348,802
       International Equity Fund                            34,462 shares at a net asset value of   10.02 per share      345,313
       Global Income Fund                                    8,818 shares at a net asset value of   10.02 per share       88,354
       Internet Tollkeeper Fund                             23,206 shares at a net asset value of    5.88 per share      136,454
     Scudder Variable Series II (Scudder)
       Dreman High Return Equity Portfolio                      11 shares at a net asset value of   11.19 per share          126
       Small Cap Growth Portfolio                           15,234 shares at a net asset value of   15.10 per share      230,027
       Small Cap Value Portfolio                            28,383 shares at a net asset value of   13.07 per share      370,963
       Government Securities Portfolio                      20,668 shares at a net asset value of   11.86 per share      245,127
     MFS Variable Insurance Trust (MFS):
       MFS Bond Series                                          11 shares at a net asset value of   10.99 per share          116
       MFS Research Series                                  78,977 shares at a net asset value of   15.83 per share    1,250,201
       MFS Research Series B                                    26 shares at a net asset value of   15.79 per share          412
       MFS Emerging Growth Series                           68,369 shares at a net asset value of   20.77 per share    1,420,024
       MFS Emerging Growth Series B                             21 shares at a net asset value of   20.73 per share          425
       MFS High Income Series                               33,232 shares at a net asset value of    9.19 per share      305,405
       MFS High Income Series B                                 43 shares at a net asset value of    9.19 per share          396
       MFS Global Governments Series                         1,518 shares at a net asset value of    9.67 per share       14,680
       MFS Global Governments Series B                          41 shares at a net asset value of    9.62 per share          398
       MFS Investors Trust Series                          106,732 shares at a net asset value of   18.28 per share    1,951,052
       MFS Investors Trust Series B                          3,850 shares at a net asset value of   18.24 per share       70,226
       MFS New Discovery Series                             12,468 shares at a net asset value of   15.83 per share      197,366
       MFS New Discovery Series B                            4,383 shares at a net asset value of   15.79 per share       69,210
     New England Zenith Fund (New England)
       Davis Venture Value E                                    42 shares at a net asset value of   24.39 per share        1,025
       Harris Oakmark Mid Cap Value B                            6 shares at a net asset value of  173.78 per share        1,102
     Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Capital Appreciation Fund                12,469 shares at a net asset value of   39.80 per share      496,261
       Oppenheimer Main Street Growth & Income Fund         27,543 shares at a net asset value of   19.88 per share      547,551
       Oppenheimer High Income Fund                         34,817 shares at a net asset value of    8.54 per share      297,334
       Oppenheimer Bond Fund                                96,823 shares at a net asset value of   10.96 per share    1,061,184
       Oppenheimer Strategic Bond Fund                      27,073 shares at a net asset value of    4.46 per share      120,745
     Putnam Variable Trust (Putnam)
       Putnam VT Growth & Income Fund                       90,527 shares at a net asset value of   24.81 per share    2,245,985
       Putnam VT Growth & Income Fund B                         17 shares at a net asset value of   24.72 per share          413
       Putnam VT New Value Fund                              8,880 shares at a net asset value of   14.10 per share      125,206
       Putnam VT New Value Fund B                              355 shares at a net asset value of   14.06 per share        4,990
       Putnam VT Vista Fund                                 59,239 shares at a net asset value of   13.33 per share      789,656
       Putnam VT Vista Fund B                                  284 shares at a net asset value of   13.28 per share        3,775
       Putnam VT International Growth Fund                 144,505 shares at a net asset value of   13.38 per share    1,933,478
       Putnam VT International Growth Fund B                 7,573 shares at a net asset value of   13.34 per share      101,026
       Putnam VT International New Opportunities Fund       25,417 shares at a net asset value of   10.59 per share      269,167
       Putnam VT International New Opportunities Fund B        454 shares at a net asset value of   10.56 per share        4,797




METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Assets and Liabilities
June 30, 2001
Unaudited


     Assets, continued:
     Franklin Templeton Variable Insurance Products
         Trust (Templeton):
       Templeton Global Income Securities Fund               3,949 shares at a net asset value of  $10.62 per share     $ 41,938
       Templeton Global Income Securities Fund B               299 shares at a net asset value of   10.58 per share        3,163
       Franklin Small Cap Fund                              41,040 shares at a net asset value of   18.79 per share      771,150
       Franklin Small Cap Fund B                               176 shares at a net asset value of   18.69 per share        3,288
       Templeton Growth Securities Fund                     32,542 shares at a net asset value of   11.19 per share      364,149
       Templeton Growth Securities Fund B                      317 shares at a net asset value of   11.13 per share        3,534
       Templeton International Securities Fund              72,214 shares at a net asset value of   12.87 per share      929,388
       Templeton International Securities Fund B             2,412 shares at a net asset value of   12.77 per share       30,805
       Templeton Developing Markets Securities Fund         80,635 shares at a net asset value of    5.13 per share      413,658
       Templeton Developing Markets Securities Fund B        6,245 shares at a net asset value of    5.11 per share       31,912
       Mutual Shares Securities Fund                        41,278 shares at a net asset value of   14.66 per share      605,129
       Mutual Shares Securities Fund B                       4,103 shares at a net asset value of   14.63 per share       60,029
       Franklin Large Cap Growth Securities Fund            68,860 shares at a net asset value of   15.57 per share    1,072,157
       Franklin Large Cap Growth Securities Fund B             871 shares at a net asset value of   15.49 per share       13,485
     Variable Insurance Products Fund, Fund II and
          Fund III (Fidelity):
       VIP Growth Portfolio                                  2,811 shares at a net asset value of   36.88 per share      103,654
       VIP Growth Portfolio B                                   11 shares at a net asset value of   36.63 per share          399
       VIP II Contrafund Portfolio                           1,781 shares at a net asset value of   20.66 per share       36,804
       VIP III Growth Opportunities Portfolio                1,094 shares at a net asset value of   16.13 per share       17,650
       VIP III Growth & Income Portfolio                     5,978 shares at a net asset value of   13.65 per share       81,605
       VIP Equity-Income Portfolio                           1,663 shares at a net asset value of   23.72 per share       39,458
       VIP Equity-Income Portfolio B                            17 shares at a net asset value of   23.59 per share          400
       Fidelity High Income Portfolio B                         57 shares at a net asset value of    6.70 per share          384
     American Century Variable Portfolios, Inc.
          (American Century):
       American Century VP Income & Growth Fund            102,708 shares at a net asset value of    6.78 per share      696,358
       American Century VP International Fund                6,824 shares at a net asset value of    7.43 per share       50,703
       American Century VP Value Fund                       66,888 shares at a net asset value of    7.07 per share      472,901
     Dreyfus Variable Investment Fund (Dreyfus):
       Dreyfus VIF Stock Index Fund                          5,936 shares at a net asset value of   31.50 per share      186,997
       Dreyfus VIF Stock Index Fund B                           75 shares at a net asset value of   31.49 per share        2,364
       Dreyfus VIF Disciplined Stock Portfolio               2,883 shares at a net asset value of   22.39 per share       64,544
       Dreyfus VIF Disciplined Stock Portfolio B                19 shares at a net asset value of   22.37 per share          419
       Dreyfus VIF Capital Appreciation Portfolio            9,256 shares at a net asset value of   36.47 per share      337,559
       Dreyfus VIF Capital Appreciation Portfolio B          1,610 shares at a net asset value of   36.41 per share       58,611
     INVESCO Variable Investment Funds, Inc. (INVESCO):
       INVESCO VIF Dynamics Fund                            28,582 shares at a net asset value of   14.74 per share      421,298
       INVESCO VIF High Yield Fund                          18,845 shares at a net asset value of    9.48 per share      178,651
     PIMCO Variable Insurance Trust (PIMCO):
       PIMCO High Yield Bond Portfolio                         947 shares at a net asset value of    7.97 per share        7,546
       PIMCO Low Duration Bond Portfolio                     9,798 shares at a net asset value of    9.88 per share       96,804
       PIMCO StocksPLUS Growth & Income Portfolio            1,030 shares at a net asset value of   10.12 per share       10,422
       PIMCO Total Return Bond Portfolio                    52,192 shares at a net asset value of    9.75 per share      508,872
     Scudder I Variable Life Investment Fund (Scudder I):
       International Portfolio                              16,088 shares at a net asset value of    9.48 per share      152,512
       International Portfolio B                             3,663 shares at a net asset value of    9.43 per share       34,547

                                                                                                                   --------------
         Total assets                                                                                              $ 204,392,834
                                                                                                                   ==============


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Sub-account liabilities: Due to/(from) General Account, net
   Met Investors Lord Abbett Growth & Income Portfolio                                                                     $ (42)
   Met Investors Lord Abbett Growth & Income Portfolio B                                                                      77
   Met Investors Bond Debenture Portfolio                                                                                     18
   Met Investors Bond Debenture Portfolio B                                                                                   40
   Met Investors Developing Growth Portfolio                                                                                  17
   Met Investors Developing Growth Portfolio B                                                                                 2
   Met Investors Growth Opportunities Portfolio                                                                                -
   Met Investors Growth Opportunities Portfolio B                                                                             22
   Met Investors Mid-Cap Value Portfolio                                                                                     (17)
   Met Investors Mid-Cap Value Portfolio B                                                                                    33
   Met Investors Enhanced Index Portfolio                                                                                    194
   Met Investors Enhanced Index Portfolio B                                                                                    9
   Met Investors International Equity Portfolio                                                                               88
   Met Investors International Equity Portfolio B                                                                              6
   Met Investors Quality Bond Portfolio                                                                                       (9)
   Met Investors Quality Bond Portfolio B                                                                                     21
   Met Investors Select Equity Portfolio                                                                                     106
   Met Investors Select Equity Portfolio B                                                                                     9
   Met Investors Small Cap Stock Portfolio                                                                                    60
   Met Investors Small Cap Stock Portfolio B                                                                                   8
   Met Investors Met Putnam Research Portfolio B                                                                               4
   Met Investors Oppenheimer Capital Appreciation Portfolio B                                                                  4
   Met Investors PIMCO Money Market Portfolio B                                                                               33
   Met Investors Janus Aggressive Growth Portfolio B                                                                           4
   Met Investors PIMCO Total Return Bond Portfolio B                                                                           4
   Met Investors PIMCO Innovation Portfolio B                                                                                  4
   Met Investors MFS Mid Cap Growth Portfolio B                                                                                5
   Met Investors MFS Research International Portfolio B                                                                        4
   GACC Money Market Fund                                                                                                     25
   Russell Multistyle Equity Fund                                                                                            365
   Russell Aggressive Equity Fund                                                                                             78
   Russell Non-US Fund                                                                                                       147
   Russell Core Bond Fund                                                                                                    261
   Russell Real Estate Securities Fund                                                                                        27
   AIM V.I. Value Fund                                                                                                       529
   AIM V.I. Capital Appreciation Fund                                                                                        307
   AIM V.I. International Equity Fund                                                                                         79
   Alliance Premier Growth Portfolio                                                                                         284
   Alliance Premier Growth Portfolio B                                                                                        39
   AllianceBernstein Real Estate Investment Portfolio                                                                         58
   AllianceBernstein Real Estate Investment Portfolio B                                                                       41
   AllianceBernstein Small Cap Portfolio B                                                                                     1
   AllianceBernstein Value Portfolio B                                                                                         1
   Liberty Newport Tiger Fund, Variable Series                                                                                42
   Goldman Sachs Growth and Income Fund                                                                                      (44)
   Goldman Sachs International Equity Fund                                                                                   (54)
   Goldman Sachs Global Income Fund                                                                                            3
   Goldman Sachs Internet Tollkeeper Fund                                                                                    (37)



METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Sub-account liabilities: Due to/(from) general account, net, continued
   Scudder II Dreman High Return Equity Portfolio                                                                              -
   Scudder II Small Cap Growth Portfolio                                                                                     142
   Scudder II Small Cap Value Portfolio                                                                                      375
   Scudder II Government Securities Portfolio                                                                                249
   MFS Bond Series                                                                                                             1
   MFS Research Series                                                                                                        93
   MFS Research Series B                                                                                                       1
   MFS Emerging Growth Series                                                                                                102
   MFS Emerging Growth Series B                                                                                                2
   MFS High Income Series                                                                                                     23
   MFS High Income Series B                                                                                                    2
   MFS Global Governments Series                                                                                               9
   MFS Global Governments Series B                                                                                             2
   MFS Investors Trust Series                                                                                                151
   MFS Investors Trust Series B                                                                                               30
   MFS New Discovery Series                                                                                                  (83)
   MFS New Discovery Series B                                                                                                 55
   New England Zenith Davis Venture Value E                                                                                    4
   New England Zenith Harris Oakmark Mid Cap Value B                                                                           4
   Oppenheimer Capital Appreciation Fund                                                                                     (33)
   Oppenheimer Main Street Growth & Income Fund                                                                              (24)
   Oppenheimer High Income Fund                                                                                              (10)
   Oppenheimer Bond Fund                                                                                                       7
   Oppenheimer Strategic Bond Fund                                                                                            (3)
   Putnam VT Growth & Income Fund                                                                                            183
   Putnam VT Growth & Income Fund B                                                                                            1
   Putnam VT New Value Fund                                                                                                   10
   Putnam VT New Value Fund B                                                                                                  5
   Putnam VT Vista Fund                                                                                                       56
   Putnam VT Vista Fund B                                                                                                      5
   Putnam VT International Growth Fund                                                                                       138
   Putnam VT International Growth Fund B                                                                                      63
   Putnam VT International New Opportunities Fund                                                                             19
   Putnam VT International New Opportunities Fund B                                                                            6
   Templeton Global Income Securities Fund                                                                                    (1)
   Templeton Global Income Securities Fund B                                                                                   4
   Franklin Small Cap Fund                                                                                                  (105)
   Franklin Small Cap Fund B                                                                                                   5
   Templeton Growth Securities Fund                                                                                           (4)
   Templeton Growth Securities Fund B                                                                                          5
   Templeton International Securities Fund                                                                                   (50)
   Templeton International Securities Fund B                                                                                   5
   Templeton Developing Markets Securities Fund                                                                              (28)
   Templeton Developing Markets Securities Fund B                                                                              2
   Templeton Mutual Shares Securities Fund                                                                                    10
   Templeton Mutual Shares Securities Fund B                                                                                   4
   Franklin Large Cap Growth Securities Fund                                                                                 (42)
   Franklin Large Cap Growth Securities Fund B                                                                                 4



METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Assets and Liabilities
June 30, 2001
Unaudited


Sub-account liabilities: Due to/(from) general account, net, continued
   Fidelity VIP Growth Portfolio                                                                                             122
   Fidelity VIP Growth Portfolio B                                                                                             1
   Fidelity VIP II Contrafund Portfolio                                                                                       45
   Fidelity VIP III Growth Opportunities Portfolio                                                                            22
   Fidelity VIP III Growth & Income Portfolio                                                                                 96
   Fidelity VIP Equity-Income Portfolio                                                                                       51
   Fidelity VIP Equity-Income Portfolio B                                                                                      1
   Fidelity High Income Portfolio B                                                                                            1
   American Century VP Income & Growth Fund                                                                                    6
   American Century VP International Fund                                                                                   (130)
   American Century VP Value Fund                                                                                             31
   Dreyfus VIF Stock Index Fund                                                                                              262
   Dreyfus VIF Stock Index Fund B                                                                                              3
   Dreyfus VIF Disciplined Stock Portfolio                                                                                    70
   Dreyfus VIF Disciplined Stock Portfolio B                                                                                   2
   Dreyfus VIF Capital Appreciation Portfolio                                                                                364
   Dreyfus VIF Capital Appreciation Portfolio B                                                                               70
   INVESCO VIF Dynamics Fund                                                                                                 410
   INVESCO VIF High Yield Fund                                                                                               128
   PIMCO High Yield Bond Portfolio                                                                                             9
   PIMCO Low Duration Bond Portfolio                                                                                         103
   PIMCO StocksPLUS Growth Portfolio                                                                                           9
   PIMCO Total Return Bond Portfolio                                                                                         464
   Scudder I International Portfolio                                                                                         118
   Scudder I International Portfolio B                                                                                        41
                                                                                                                   --------------
         Total liabilities                                                                                               $ 6,549
                                                                                                                   ==============



Sub-account net assets:
   Met Investors Lord Abbett Growth & Income Portfolio                                                              $ 56,365,952
   Met Investors Lord Abbett Growth & Income Portfolio B                                                                 606,792
   Met Investors Bond Debenture Portfolio                                                                             12,270,762
   Met Investors Bond Debenture Portfolio B                                                                              181,445
   Met Investors Developing Growth Portfolio                                                                           2,433,464
   Met Investors Developing Growth Portfolio B                                                                            15,727
   Met Investors Growth Opportunities Portfolio                                                                           34,061
   Met Investors Growth Opportunities Portfolio B                                                                         79,386
   Met Investors Mid-Cap Value Portfolio                                                                               3,877,498
   Met Investors Mid-Cap Value Portfolio B                                                                               198,506
   Met Investors Enhanced Index Portfolio                                                                             29,013,744
   Met Investors Enhanced Index Portfolio B                                                                               50,893
   Met Investors International Equity Portfolio                                                                        9,459,796
   Met Investors International Equity Portfolio B                                                                          5,470
   Met Investors Quality Bond Portfolio                                                                                7,665,922
   Met Investors Quality Bond Portfolio B                                                                                112,040
   Met Investors Select Equity Portfolio                                                                              19,221,559
   Met Investors Select Equity Portfolio B                                                                               101,748
   Met Investors Small Cap Stock Portfolio                                                                             9,695,915



METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Assets and Liabilities
June 30, 2001
Unaudited


sub-account net assets, continued:
   Met Investors Small Cap Stock Portfolio B                                                                               9,035
   Met Investors Met Putnam Research Portfolio B                                                                           1,027
   Met Investors Oppenheimer Capital Appreciation Portfolio B                                                              1,027
   Met Investors PIMCO Money Market Portfolio B                                                                           16,478
   Met Investors Janus Aggressive Growth Portfolio B                                                                         993
   Met Investors PIMCO Total Return Bond Portfolio B                                                                       1,002
   Met Investors PIMCO Innovation Portfolio B                                                                              1,019
   Met Investors MFS Mid Cap Growth Portfolio B                                                                            1,108
   Met Investors MFS Research International Portfolio B                                                                      993
   GACC Money Market Fund                                                                                              2,904,836
   Russell Multistyle Equity Fund                                                                                      4,652,514
   Russell Aggressive Equity Fund                                                                                        929,290
   Russell Non-US Fund                                                                                                 2,007,797
   Russell Core Bond Fund                                                                                              3,405,781
   Russell Real Estate Securities Fund                                                                                   319,451
   AIM V.I. Value Fund                                                                                                 6,459,754
   AIM V.I. Capital Appreciation Fund                                                                                  3,748,102
   AIM V.I. International Equity Fund                                                                                    727,026
   Alliance Premier Growth Portfolio                                                                                   3,864,994
   Alliance Premier Growth Portfolio B                                                                                   145,363
   AllianceBernstein Real Estate Investment Portfolio                                                                    706,313
   AllianceBernstein Real Estate Investment Portfolio B                                                                   53,687
   AllianceBernstein Small Cap Portfolio B                                                                                 2,531
   AllianceBernstein Value Portfolio B                                                                                       397
   Liberty Newport Tiger Fund, Variable Series                                                                            84,629
   Goldman Sachs Growth and Income Fund                                                                                  348,846
   Goldman Sachs International Equity Fund                                                                               345,367
   Goldman Sachs Global Income Fund                                                                                       88,351
   Goldman Sachs Internet Tollkeeper Fund                                                                                136,491
   Scudder II Dreman High Return Equity Portfolio                                                                            126
   Scudder II Small Cap Growth Portfolio                                                                                 229,885
   Scudder II Small Cap Value Portfolio                                                                                  370,588
   Scudder II Government Securities Portfolio                                                                            244,878
   MFS Bond Series                                                                                                           115
   MFS Research Series                                                                                                 1,250,108
   MFS Research Series B                                                                                                     411
   MFS Emerging Growth Series                                                                                          1,419,922
   MFS Emerging Growth Series B                                                                                              423
   MFS High Income Series                                                                                                305,382
   MFS High Income Series B                                                                                                  394
   MFS Global Governments Series                                                                                          14,671
   MFS Global Governments Series B                                                                                           396
   MFS Investors Trust Series                                                                                          1,950,901
   MFS Investors Trust Series B                                                                                           70,196
   MFS New Discovery Series                                                                                              197,449
   MFS New Discovery Series B                                                                                             69,155
   New England Zenith Davis Venture Value E                                                                                1,021
   New England Zenith Harris Oakmark Mid Cap Value B                                                                       1,098
   Oppenheimer Capital Appreciation Fund                                                                                 496,294



METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Assets and Liabilities
June 30, 2001
Unaudited


sub-account net assets, continued:
   Oppenheimer Main Street Growth & Income Fund                                                                          547,575
   Oppenheimer High Income Fund                                                                                          297,344
   Oppenheimer Bond Fund                                                                                               1,061,177
   Oppenheimer Strategic Bond Fund                                                                                       120,748
   Putnam VT Growth & Income Fund                                                                                      2,245,802
   Putnam VT Growth & Income Fund B                                                                                          412
   Putnam VT New Value Fund                                                                                              125,196
   Putnam VT New Value Fund B                                                                                              4,985
   Putnam VT Vista Fund                                                                                                  789,600
   Putnam VT Vista Fund B                                                                                                  3,770
   Putnam VT International Growth Fund                                                                                 1,933,340
   Putnam VT International Growth Fund B                                                                                 100,963
   Putnam VT International New Opportunities Fund                                                                        269,148
   Putnam VT International New Opportunities Fund B                                                                        4,791
   Templeton Global Income Securities Fund                                                                                41,939
   Templeton Global Income Securities Fund B                                                                               3,159
   Franklin Small Cap Fund                                                                                               771,255
   Franklin Small Cap Fund B                                                                                               3,283
   Templeton Growth Securities Fund                                                                                      364,153
   Templeton Growth Securities Fund B                                                                                      3,529
   Templeton International Securities Fund                                                                               929,438
   Templeton International Securities Fund B                                                                              30,800
   Templeton Developing Markets Securities Fund                                                                          413,686
   Templeton Developing Markets Securities Fund B                                                                         31,910
   Templeton Mutual Shares Securities Fund                                                                               605,119
   Templeton Mutual Shares Securities Fund B                                                                              60,025
   Franklin Large Cap Growth Securities Fund                                                                           1,072,199
   Franklin Large Cap Growth Securities Fund B                                                                            13,481
   Fidelity VIP Growth Portfolio                                                                                         103,532
   Fidelity VIP Growth Portfolio B                                                                                           398
   Fidelity VIP II Contrafund Portfolio                                                                                   36,759
   Fidelity VIP III Growth Opportunities Portfolio                                                                        17,628
   Fidelity VIP III Growth & Income Portfolio                                                                             81,509
   Fidelity VIP Equity-Income Portfolio                                                                                   39,407
   Fidelity VIP Equity-Income Portfolio B                                                                                    399
   Fidelity High Income Portfolio B                                                                                          383
   American Century VP Income & Growth Fund                                                                              696,352
   American Century VP International Fund                                                                                 50,833
   American Century VP Value Fund                                                                                        472,870
   Dreyfus VIF Stock Index Fund                                                                                          186,735
   Dreyfus VIF Stock Index Fund B                                                                                          2,361
   Dreyfus VIF Disciplined Stock Portfolio                                                                                64,474
   Dreyfus VIF Disciplined Stock Portfolio B                                                                                 417
   Dreyfus VIF Capital Appreciation Portfolio                                                                            337,195
   Dreyfus VIF Capital Appreciation Portfolio B                                                                           58,541
   INVESCO VIF Dynamics Fund                                                                                             420,888
   INVESCO VIF High Yield Fund                                                                                           178,523
   PIMCO High Yield Bond Portfolio                                                                                         7,537
   PIMCO Low Duration Bond Portfolio                                                                                      96,701
   PIMCO StocksPLUS Growth Portfolio                                                                                      10,413
   PIMCO Total Return Bond Portfolio                                                                                     508,408
   Scudder I International Portfolio                                                                                     152,394
   Scudder I International Portfolio B                                                                                    34,506
                                                                                                                   --------------
         Total net assets                                                                                          $ 204,386,285
                                                                                                                   ==============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                                   Met Investors
                                           -----------------------------------------------------------------------------------------
                                            Lord Abbett   Lord Abbett
                                              Growth       Growth
                                               and           and         Bond        Bond      Developing  Developing    Growth
                                              Income      Income B     Debenture   Debenture B  Growth     Growth B    Opportunities
                                           ------------  -----------  -----------  ---------  -----------  ----------  ------------


Income:
   Dividends                             $     491,334        4,492      972,528     12,210            -           -             -
                                           ------------  -----------  -----------  ---------  -----------  ----------  ------------

Expenses:
   Mortality and expense risk                  346,111          393       75,894        122       14,487          15            25
   Administrative fee                           41,376           86        9,040         28        1,734           3             5
                                           ------------  -----------  -----------  ---------  -----------  ----------  ------------
       Total expenses                          387,487          479       84,934        150       16,221          18            30
                                           ------------  -----------  -----------  ---------  -----------  ----------  ------------

       Net investment income (expense)         103,847        4,013      887,594     12,060      (16,221)        (18)          (30)
                                           ------------  -----------  -----------  ---------  -----------  ----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    326,449          139       (2,249)         7      (11,056)          -            (1)
   Realized gain distributions                       -            -            -          -            -           -             -
                                           ------------  -----------  -----------  ---------  -----------  ----------  ------------
       Net realized gain (loss)                326,449          139       (2,249)         7      (11,056)          -            (1)
                                           ------------  -----------  -----------  ---------  -----------  ----------  ------------

Change in unrealized appreciation           (3,235,483)      (8,929)    (722,492)   (13,839)     (81,255)        818        (1,318)
                                           ------------  -----------  -----------  ---------  -----------  ----------  ------------

       Net increase (decrease) in net
         assets from operations          $  (2,805,187)      (4,777)     162,853     (1,772)    (108,532)        800        (1,349)
                                           ============  ===========  ===========  =========  ===========  ==========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                               Met Investors
                                       ------------------------------------------------------------------------------------------

                                                        Large
                                          Growth         Cap        Mid-Cap     Mid-Cap     Enhanced     Enhanced     International
                                      Opportunities B  Research      Value      Value B       Index       Index B       Equity
                                       ------------  -----------  ----------- -----------  -----------  -----------  ------------


Income:
   Dividends                         $           -       17,973       17,746         715      225,612          377       122,077
                                       ------------  -----------  ----------- -----------  -----------  -----------  ------------

Expenses:
   Mortality and expense risk                   67        4,069       22,336         132      187,880           36        65,715
   Administrative fee                           14          487        2,643          29       22,492            8         7,856
                                       ------------  -----------  ----------- -----------  -----------  -----------  ------------
       Total expenses                           81        4,556       24,979         161      210,372           44        73,571
                                       ------------  -----------  ----------- -----------  -----------  -----------  ------------

       Net investment income (expense)         (81)      13,417       (7,233)        554       15,240          333        48,506
                                       ------------  -----------  ----------- -----------  -----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      1      363,280       53,517         300      (46,474)           -       (78,004)
   Realized gain distributions                   -       73,664      328,245      13,232            -            -     1,158,456
                                       ------------  -----------  ----------- -----------  -----------  -----------  ------------
       Net realized gain (loss)                  1      436,944      381,762      13,532      (46,474)           -     1,080,452
                                       ------------  -----------  ----------- -----------  -----------  -----------  ------------

Change in unrealized appreciation            1,068     (476,513)    (290,520)    (13,908)  (1,837,504)      (1,276)   (2,948,954)
                                       ------------  -----------  ----------- -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations      $         988      (26,152)      84,009         178   (1,868,738)        (943)   (1,819,996)
                                       ============  ===========  =========== ===========  ===========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                               Met Investors
                                       -----------------------------------------------------------------------------------------

                                                                                                           Small        Small
                                      International    Quality      Quality     Select       Select         Cap          Cap
                                         Equity B       Bond        Bond B      Equity      Equity B       Stock       Stock B
                                       ------------  -----------  ----------- -----------  -----------  -----------  -----------


Income:
   Dividends                         $          54      366,570        3,377      86,000          450       15,396           14
                                       ------------  -----------  ----------- -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    5       47,231           62     123,063           86       58,873            5
   Administrative fee                            1        5,668           14      14,734           19        7,046            1
                                       ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Total expenses                            6       52,899           76     137,797          105       65,919            6
                                       ------------  -----------  ----------- -----------  -----------  -----------  -----------

       Net investment income (expense)          48      313,671        3,301     (51,797)         345      (50,523)           8
                                       ------------  -----------  ----------- -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -       29,656           73     (47,294)          (1)      40,174            -
   Realized gain distributions                 517            -            -     389,790        2,040    1,235,168        1,152
                                       ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Net realized gain (loss)                517       29,656           73     342,496        2,039    1,275,342        1,152
                                       ------------  -----------  ----------- -----------  -----------  -----------  -----------

Change in unrealized appreciation             (741)    (145,068)      (3,589)   (822,213)      (3,222)  (1,494,283)        (893)
                                       ------------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations      $        (176)     198,259         (215)   (531,514)        (838)    (269,464)         267
                                       ============  ===========  =========== ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                                Met Investors
                                        ----------------------------------------------------------------------------------------
                                                     Oppenheimer     PIMCO        Janus        PIMCO                     MFS
                                         Putnam        Capital       Money      Aggressive   Total Return    PIMCO     Mid Cap
                                        Research     Appreciation    Market      Growth         Bond       Innovation   Growth
                                            B             B            B            B            B             B          B
                                        ----------  -------------  ----------  -----------  ------------  ----------- ----------


Income:
   Dividends                          $         -              -         122            -             -            -          -
                                        ----------  -------------  ----------  -----------  ------------  ----------- ----------

Expenses:
   Mortality and expense risk                   2              2          36            2             2            3          3
   Administrative fee                           -              -           7            -             -            -          -
                                        ----------  -------------  ----------  -----------  ------------  ----------- ----------
       Total expenses                           2              2          43            2             2            3          3
                                        ----------  -------------  ----------  -----------  ------------  ----------- ----------

       Net investment income (expense)         (2)            (2)         79           (2)           (2)          (3)        (3)
                                        ----------  -------------  ----------  -----------  ------------  ----------- ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     -              -           -            -             -            -          -
   Realized gain distributions                  -              -           -            -             -            -          -
                                        ----------  -------------  ----------  -----------  ------------  ----------- ----------
       Net realized gain (loss)                 -              -           -            -             -            -          -
                                        ----------  -------------  ----------  -----------  ------------  ----------- ----------

Change in unrealized appreciation              31             31           -           (3)            6           23        113
                                        ----------  -------------  ----------  -----------  ------------  ----------- ----------

       Net increase (decrease) in net
         assets from operations       $        29             29          79           (5)            4           20        110
                                        ==========  =============  ==========  ===========  ============  =========== ==========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                          GACC                                 Russell
                                        -------------  -----------  ---------------------------------------------------------------
                                             MFS
                                          Research                    Multi-                                               Real
                                         International    Money        Style      Aggressive                  Core        Estate
                                              B          Market       Equity        Equity      Non-US        Bond      Securities
                                        -------------  -----------  -----------  ------------ -----------  -----------  -----------


Income:
   Dividends                          $            -            -        7,251           315           -       77,635        4,204
                                        -------------  -----------  -----------  ------------ -----------  -----------  -----------

Expenses:
   Mortality and expense risk                      2       15,633       28,346         5,409      12,556       20,497        1,758
   Administrative fee                              -        1,876        3,402           649       1,507        2,460          211
                                        -------------  -----------  -----------  ------------ -----------  -----------  -----------
       Total expenses                              2       17,509       31,748         6,058      14,063       22,957        1,969
                                        -------------  -----------  -----------  ------------ -----------  -----------  -----------

       Net investment income (expense)            (2)     (17,509)     (24,497)       (5,743)    (14,063)      54,678        2,235
                                        -------------  -----------  -----------  ------------ -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -          901      (42,470)       (2,296)    (13,103)       2,073        2,807
   Realized gain distributions                     -            -       81,962             -           -            -            -
                                        -------------  -----------  -----------  ------------ -----------  -----------  -----------
       Net realized gain (loss)                    -          901       39,492        (2,296)    (13,103)       2,073        2,807
                                        -------------  -----------  -----------  ------------ -----------  -----------  -----------

Change in unrealized appreciation                 (3)      61,528     (448,602)        7,520    (287,905)       3,408       13,626
                                        -------------  -----------  -----------  ------------ -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $           (5)      44,920     (433,607)         (519)   (315,071)      60,159       18,668
                                        =============  ===========  ===========  ============ ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                          Aim                                    Alliance
                                        ---------------------------------------  -------------------------------------------------
                                                                                                           Bernstein    Bernstein
                                                        V.I.          V.I.                                   Real         Real
                                           V.I.       Capital     International   Premier      Premier      Estate       Estate
                                          Value      Appreciation    Equity        Growth     Growth B     Investment   Investment B
                                        ----------  ------------  -------------  ----------  -----------  -----------  -----------


Income:
   Dividends                          $         -             -              -           -            -       21,963          781
                                        ----------  ------------  -------------  ----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk              37,377        21,409          3,974      23,808           99        3,566           34
   Administrative fee                       4,349         2,494            452       2,857           17          428            6
                                        ----------  ------------  -------------  ----------  -----------  -----------  -----------
       Total expenses                      41,726        23,903          4,426      26,665          116        3,994           40
                                        ----------  ------------  -------------  ----------  -----------  -----------  -----------

       Net investment income (expense)    (41,726)      (23,903)        (4,426)    (26,665)        (116)      17,969          741
                                        ----------  ------------  -------------  ----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                               (38,597)      (14,054)       (18,184)    (51,436)           -        1,097            -
   Realized gain distributions                  -             -              -     201,843        3,549            -            -
                                        ----------  ------------  -------------  ----------  -----------  -----------  -----------
       Net realized gain (loss)           (38,597)      (14,054)       (18,184)    150,407        3,549        1,097            -
                                        ----------  ------------  -------------  ----------  -----------  -----------  -----------

Change in unrealized appreciation        (342,034)     (583,568)       (84,218)   (617,870)      (8,054)      26,142          729
                                        ----------  ------------  -------------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $  (422,357)     (621,525)      (106,828)   (494,128)      (4,621)      45,208        1,470
                                        ==========  ============  =============  ==========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                               Alliance          Liberty                       Goldman Sachs
                                        ---------------------  -----------  ----------------------------------------------------
                                                                 Newport
                                          Small                   Tiger       Growth
                                           Cap        Value       Fund,        and        International  Global       Internet
                                            B           B       Variable      Income        Equity       Income      Tollkeeper
                                        ----------  ---------  -----------  -----------  ------------  -----------  ------------


Income:
   Dividends                          $         -          -            -            -             -            -             -
                                        ----------  ---------  -----------  -----------  ------------  -----------  ------------

Expenses:
   Mortality and expense risk                   1          -          561        2,226         2,138          478           710
   Administrative fee                           -          -           67          267           256           57            85
                                        ----------  ---------  -----------  -----------  ------------  -----------  ------------
       Total expenses                           1          -          628        2,493         2,394          535           795
                                        ----------  ---------  -----------  -----------  ------------  -----------  ------------

       Net investment income (expense)         (1)         -         (628)      (2,493)       (2,394)        (535)         (795)
                                        ----------  ---------  -----------  -----------  ------------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     -          -          (67)      (2,036)         (484)          (7)         (451)
   Realized gain distributions                  -          -            -            -             -            -             -
                                        ----------  ---------  -----------  -----------  ------------  -----------  ------------
       Net realized gain (loss)                 -          -          (67)      (2,036)         (484)          (7)         (451)
                                        ----------  ---------  -----------  -----------  ------------  -----------  ------------

Change in unrealized appreciation              52         (2)     (11,089)     (19,923)      (55,892)       1,941       (13,455)
                                        ----------  ---------  -----------  -----------  ------------  -----------  ------------

       Net increase (decrease) in net
         assets from operations       $        51         (2)     (11,784)     (24,452)      (58,770)       1,399       (14,701)
                                        ==========  =========  ===========  ===========  ============  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                              Scudder II                                     MFS
                                         ---------------------------------------------------  ----------------------------------
                                           Dreman
                                            High        Small        Small
                                           Return        Cap          Cap       Government
                                           Equity      Growth        Value      Securities      Bond     Research     Research B
                                         ----------  -----------  -----------  -------------  --------  -----------  -----------


Income:
   Dividends                           $         2            -            -         10,420         7          163 #          -
                                         ----------  -----------  -----------  -------------  --------  -----------  -----------

Expenses:
   Mortality and expense risk                    -        1,323        2,085          1,590         -        7,848            -
   Administrative fee                            -          159          250            191         -          942            -
                                         ----------  -----------  -----------  -------------  --------  -----------  -----------
       Total expenses                            -        1,482        2,335          1,781         -        8,790            -
                                         ----------  -----------  -----------  -------------  --------  -----------  -----------

       Net investment income (expense)           2       (1,482)      (2,335)         8,639         7       (8,627)           -
                                         ----------  -----------  -----------  -------------  --------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     13      (88,269)      40,961          9,206         -       (6,922)           -
   Realized gain distributions                   -       29,853            -              -         -      156,355           54
                                         ----------  -----------  -----------  -------------  --------  -----------  -----------
       Net realized gain (loss)                 13      (58,416)      40,961          9,206         -      149,433           54
                                         ----------  -----------  -----------  -------------  --------  -----------  -----------

Change in unrealized appreciation              103      211,434      330,761        209,213        (3)    (961,979)        (259)
                                         ----------  -----------  -----------  -------------  --------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $       118      151,536      369,387        227,058         4     (821,173)        (205)
                                         ==========  ===========  ===========  =============  ========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                                 MFS
                                         -----------------------------------------------------------------------------------------

                                                                   Emerging
                                          Emerging    Emerging     Markets       High        High        Global         Global
                                           Growth     Growth B      Equity      Income     Income B    Governments    Governments B
                                         ----------- -----------  ----------  ----------  ----------- -------------  -------------


Income:
   Dividends                           $          -           -           -      24,731           33           561             15
                                         ----------- -----------  ----------  ----------  ----------- -------------  -------------

Expenses:
   Mortality and expense risk                 9,010           -          30       1,935            -            93              -
   Administrative fee                         1,081           -           4         232            -            11              -
                                         ----------- -----------  ----------  ----------  ----------- -------------  -------------
       Total expenses                        10,091           -          34       2,167            -           104              -
                                         ----------- -----------  ----------  ----------  ----------- -------------  -------------

       Net investment income (expense)      (10,091)          -         (34)     22,564           33           457             15
                                         ----------- -----------  ----------  ----------  ----------- -------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                 (23,599)          -        (150)     (3,714)           -            (1)             -
   Realized gain distributions               85,843          27           -           -            -             -              -
                                         ----------- -----------  ----------  ----------  ----------- -------------  -------------
       Net realized gain (loss)              62,244          27        (150)     (3,714)           -            (1)             -
                                         ----------- -----------  ----------  ----------  ----------- -------------  -------------

Change in unrealized appreciation          (473,469)         (2)      2,282    (119,561)        (169)         (501)           (78)
                                         ----------- -----------  ----------  ----------  ----------- -------------  -------------

       Net increase (decrease) in net
         assets from operations        $   (421,316)         25       2,098    (100,711)        (136)          (45)           (63)
                                         =========== ===========  ==========  ==========  =========== =============  =============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                               MFS                          New England Zenith      Oppenheimer
                                        -----------------------------------------------  ------------------------  -------------
                                                                                                        Harris
                                         Investors   Investors                              Davis       Oakmark
                                          Trust       Trust         New         New        Venture      MidCap        Capital
                                          Series     Series B    Discovery    Discovery B  Value B      Value B     Appreciation
                                        ----------  ----------  -----------  ----------  -----------  -----------  -------------


Income:
   Dividends                          $     9,247           2            -           -            -            -          3,068
                                        ----------  ----------  -----------  ----------  -----------  -----------  -------------

Expenses:
   Mortality and expense risk              11,728          26          488          46            2            2          3,168
   Administrative fee                       1,407           5          159           8            -            -            380
                                        ----------  ----------  -----------  ----------  -----------  -----------  -------------
       Total expenses                      13,135          31          647          54            2            2          3,548
                                        ----------  ----------  -----------  ----------  -----------  -----------  -------------

       Net investment income (expense)     (3,888)        (29)        (647)        (54)          (2)          (2)          (480)
                                        ----------  ----------  -----------  ----------  -----------  -----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                (3,947)        709         (832)          -            -            -           (285)
   Realized gain distributions             47,460          12        2,884          14            -            -         46,039
                                        ----------  ----------  -----------  ----------  -----------  -----------  -------------
       Net realized gain (loss)            43,513         721        2,052          14            -            -         45,754
                                        ----------  ----------  -----------  ----------  -----------  -----------  -------------

Change in unrealized appreciation        (488,398)         20      (12,744)        114           25          102        (74,927)
                                        ----------  ----------  -----------  ----------  -----------  -----------  -------------

       Net increase (decrease) in net
         assets from operations       $  (448,773)        712      (11,339)         74           23          100        (29,653)
                                        ==========  ==========  ===========  ==========  ===========  ===========  =============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                             Oppenheimer                                  Putnam
                                         -------------------------------------------------  ------------------------------------
                                          Main Street                                           VT           VT
                                           Growth                                             Growth       Growth        VT
                                             and        High                    Strategic       and          and         New
                                           Income      Income        Bond         Bond        Income      Income B      Value
                                         ----------- -----------  -----------  -----------  -----------  ----------- -----------


Income:
   Dividends                           $      3,254      33,112       72,932        2,989       35,692            -         989
                                         ----------- -----------  -----------  -----------  -----------  ----------- -----------

Expenses:
   Mortality and expense risk                 3,595       2,007        6,165          762       13,510            -         594
   Administrative fee                           431         241          740           91        1,621            -          71
                                         ----------- -----------  -----------  -----------  -----------  ----------- -----------
       Total expenses                         4,026       2,248        6,905          853       15,131            -         665
                                         ----------- -----------  -----------  -----------  -----------  ----------- -----------

       Net investment income (expense)         (772)     30,864       66,027        2,136       20,561            -         324
                                         ----------- -----------  -----------  -----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  (9,451)     (6,954)      (1,752)        (145)      (8,353)           -         637
   Realized gain distributions                    -           -            -        4,580       24,916            -       2,662
                                         ----------- -----------  -----------  -----------  -----------  ----------- -----------
       Net realized gain (loss)              (9,451)     (6,954)      (1,752)       4,435       16,563            -       3,299
                                         ----------- -----------  -----------  -----------  -----------  ----------- -----------

Change in unrealized appreciation           (33,391)    (19,638)     (21,157)      (6,088)     (83,928)          13       4,239
                                         ----------- -----------  -----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations        $    (43,614)      4,272       43,118          483      (46,804)          13       7,862
                                         =========== ===========  ===========  ===========  ===========  =========== ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                                   Putnam
                                         ------------------------------------------------------------------------------------------
                                                                                                            VT             VT
                                            VT                               VT              VT        International  International
                                            New        VT        VT      International  International      New            New
                                          Value B     Vista    Vista B     Growth         Growth B     Opportunities     Opp B
                                         ---------  ---------  -------  -------------  -------------- -------------- --------------


Income:
   Dividends                           $        -          -        -          6,760               -              -              -
                                         ---------  ---------  -------  -------------  -------------- -------------- --------------

Expenses:
   Mortality and expense risk                   4      4,605        3         12,108              60          1,783              4
   Administrative fee                           1        553        -          1,453              10            214              1
                                         ---------  ---------  -------  -------------  -------------- -------------- --------------
       Total expenses                           5      5,158        3         13,561              70          1,997              5
                                         ---------  ---------  -------  -------------  -------------- -------------- --------------

       Net investment income (expense)         (5)    (5,158)      (3)        (6,801)            (70)        (1,997)            (5)
                                         ---------  ---------  -------  -------------  -------------- -------------- --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     -     (6,823)       -        (10,788)              -         (7,983)             -
   Realized gain distributions                  -     81,767        -        211,597               -              -              -
                                         ---------  ---------  -------  -------------  -------------- -------------- --------------
       Net realized gain (loss)                 -     74,944        -        200,809               -         (7,983)             -
                                         ---------  ---------  -------  -------------  -------------- -------------- --------------

Change in unrealized appreciation              56   (258,517)     (26)      (511,322)         (1,614)       (67,712)          (137)
                                         ---------  ---------  -------  -------------  -------------- -------------- --------------

       Net increase (decrease) in net
         assets from operations        $       51   (188,731)     (29)      (317,314)         (1,684)       (77,692)          (142)
                                         =========  =========  =======  =============  ============== ============== ==============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                                Templeton
                                         -----------------------------------------------------------------------------------------

                                           Global      Global      Franklin     Franklin
                                           Income      Income        Small        Small       Growth       Growth      International
                                         Securities  Securities B    Cap          Cap B      Securities  Securities B   Securities
                                         ----------- -----------  -----------  -----------  -----------  -----------  ------------


Income:
   Dividends                           $      1,566          82        3,699           12        7,143           48        27,542
                                         ----------- -----------  -----------  -----------  -----------  -----------  ------------

Expenses:
   Mortality and expense risk                   246           2        4,832            3        1,977            3         5,708
   Administrative fee                            30           -          578            -          213            1           683
                                         ----------- -----------  -----------  -----------  -----------  -----------  ------------
       Total expenses                           276           2        5,410            3        2,190            4         6,391
                                         ----------- -----------  -----------  -----------  -----------  -----------  ------------

       Net investment income (expense)        1,290          80       (1,711)           9        4,953           44        21,151
                                         ----------- -----------  -----------  -----------  -----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (1)          -      (25,600)           -          (82)          12        (4,232)
   Realized gain distributions                    -           -            -            -       59,528          428       206,332
                                         ----------- -----------  -----------  -----------  -----------  -----------  ------------
       Net realized gain (loss)                  (1)          -      (25,600)           -       59,446          440       202,100
                                         ----------- -----------  -----------  -----------  -----------  -----------  ------------

Change in unrealized appreciation            (3,461)       (105)     (78,631)          47      (67,362)        (511)     (312,698)
                                         ----------- -----------  -----------  -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations        $     (2,172)        (25)    (105,942)          56       (2,963)         (27)      (89,447)
                                         =========== ===========  ===========  ===========  ===========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                                  Templeton
                                         -------------------------------------------------------------------------------------------
                                                                                                            Franklin      Franklin
                                                        Developing   Developing    Mutual       Mutual      Large Cap    Large Cap
                                         International   Markets      Markets      Shares       Shares       Growth        Growth
                                         Securities B   Securities   Securities B Securities  Securities B Securities   Securities B
                                         ------------  -----------  -----------  -----------  -----------  -----------  ------------


Income:
   Dividends                           $         618        3,857          190        9,886          937        5,801            29
                                         ------------  -----------  -----------  -----------  -----------  -----------  ------------

Expenses:
   Mortality and expense risk                     18        2,302           30        2,899           59        6,001            13
   Administrative fee                              4          276            5          348           10          681             3
                                         ------------  -----------  -----------  -----------  -----------  -----------  ------------
       Total expenses                             22        2,578           35        3,247           69        6,682            16
                                         ------------  -----------  -----------  -----------  -----------  -----------  ------------

       Net investment income (expense)           596        1,279          155        6,639          868         (881)           13
                                         ------------  -----------  -----------  -----------  -----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     (962)      (4,075)           -        6,649            -       (2,230)       (1,941)
   Realized gain distributions                 4,861            -            -       32,368        3,150      234,197         1,931
                                         ------------  -----------  -----------  -----------  -----------  -----------  ------------
       Net realized gain (loss)                3,899       (4,075)           -       39,017        3,150      231,967           (10)
                                         ------------  -----------  -----------  -----------  -----------  -----------  ------------

Change in unrealized appreciation             (4,897)      (6,696)        (484)       1,903       (3,909)    (292,926)         (653)
                                         ------------  -----------  -----------  -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations        $        (402)      (9,492)        (329)      47,559          109      (61,840)         (650)
                                         ============  ===========  ===========  ===========  ===========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                                                 Fidelity
                                         ----------------------------------------------------------------------------------------

                                                                                  VIP III       VIP III       VIP         VIP
                                            VIP         VIP         VIP II        Growth       Growth &     Equity-     Equity-
                                          Growth     Growth B     Contrafund    Opportunities   Income      Income     Income B
                                         ---------  -----------  ------------  -------------  -----------  ---------  -----------


Income:
   Dividends                           $       86            -           132             66        1,183        659            -
                                         ---------  -----------  ------------  -------------  -----------  ---------  -----------

Expenses:
   Mortality and expense risk                 667            -           207            112          523        248            -
   Administrative fee                          80            -            25             13           63         30            -
                                         ---------  -----------  ------------  -------------  -----------  ---------  -----------
       Total expenses                         747            -           232            125          586        278            -
                                         ---------  -----------  ------------  -------------  -----------  ---------  -----------

       Net investment income (expense)       (661)           -          (100)           (59)         597        381            -
                                         ---------  -----------  ------------  -------------  -----------  ---------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                (2,158)           -          (403)           (40)      (1,105)      (117)           -
   Realized gain distributions              8,060            -           466              -        3,799      1,851            -
                                         ---------  -----------  ------------  -------------  -----------  ---------  -----------
       Net realized gain (loss)             5,902            -            63            (40)       2,694      1,734            -
                                         ---------  -----------  ------------  -------------  -----------  ---------  -----------

Change in unrealized appreciation         (16,537)          (1)       (3,623)        (1,725)      (8,695)    (2,807)           -
                                         ---------  -----------  ------------  -------------  -----------  ---------  -----------

       Net increase (decrease) in net
         assets from operations        $  (11,296)          (1)       (3,660)        (1,824)      (5,404)      (692)           -
                                         =========  ===========  ============  =============  ===========  =========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                           American Century                                 Dreyfus
                                         --------------------------------------------------  -------------------------------------
                                                          VP
                                                        Income                                                            VIF
                                            High           &            VP           VP        Stock       Stock      Disciplined
                                          Income B      Growth      International   Value      Index      Index B        Stock
                                         -----------  -----------  -------------  ---------  ---------  -----------  -------------


Income:
   Dividends                           $          -        3,642             58      2,978      1,016            5              5
                                         -----------  -----------  -------------  ---------  ---------  -----------  -------------

Expenses:
   Mortality and expense risk                     -        2,896            389      1,815      1,317            2            330
   Administrative fee                             -          350             47        219        158            -             40
                                         -----------  -----------  -------------  ---------  ---------  -----------  -------------
       Total expenses                             -        3,246            436      2,034      1,475            2            370
                                         -----------  -----------  -------------  ---------  ---------  -----------  -------------

       Net investment income (expense)            -          396           (378)       944       (459)           3           (365)
                                         -----------  -----------  -------------  ---------  ---------  -----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -       (5,528)        (8,163)     2,758     (9,099)           -           (111)
   Realized gain distributions                    -            -          6,435          -         38            -              -
                                         -----------  -----------  -------------  ---------  ---------  -----------  -------------
       Net realized gain (loss)                   -       (5,528)        (1,728)     2,758     (9,061)           -           (111)
                                         -----------  -----------  -------------  ---------  ---------  -----------  -------------

Change in unrealized appreciation               (16)     (17,700)       (13,893)    16,226     (6,081)         (35)        (3,802)
                                         -----------  -----------  -------------  ---------  ---------  -----------  -------------

       Net increase (decrease) in net
         assets from operations        $        (16)     (22,832)       (15,999)    19,928    (15,601)         (32)        (4,278)
                                         ===========  ===========  =============  =========  =========  ===========  =============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                            Dreyfus                            Invesco                Pimco
                                         --------------------------------------------  ----------------------  ---------------------

                                              VIF            VIF            VIF                        VIF       High        Low
                                          Disciplined      Capital        Capital          VIF        High      Yield     Duration
                                            Stock B      Appreciation   Appreciation B  Dynamics      Yield      Bond       Bond
                                         -------------  -------------  --------------  -----------  ---------  --------  -----------


Income:
   Dividends                           $            -             39               -            -          -       177        1,590
                                         -------------  -------------  --------------  -----------  ---------  --------  -----------

Expenses:
   Mortality and expense risk                       -          1,799              60        2,013        663        27          326
   Administrative fee                               -            216              10          243         80         3           39
                                         -------------  -------------  --------------  -----------  ---------  --------  -----------
       Total expenses                               -          2,015              70        2,256        743        30          365
                                         -------------  -------------  --------------  -----------  ---------  --------  -----------

       Net investment income (expense)              -         (1,976)            (70)      (2,256)      (743)      147        1,225
                                         -------------  -------------  --------------  -----------  ---------  --------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -         (3,138)              -       (5,047)      (827)        -           87
   Realized gain distributions                      -              -               -            -          -         -            -
                                         -------------  -------------  --------------  -----------  ---------  --------  -----------
       Net realized gain (loss)                     -         (3,138)              -       (5,047)      (827)        -           87
                                         -------------  -------------  --------------  -----------  ---------  --------  -----------

Change in unrealized appreciation                  19        (17,186)         (2,333)     (61,178)    (8,487)     (302)        (161)
                                         -------------  -------------  --------------  -----------  ---------  --------  -----------

       Net increase (decrease) in net
         assets from operations        $           19        (22,300)         (2,403)     (68,481)   (10,057)     (155)       1,151
                                         =============  =============  ==============  ===========  =========  ========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Operations
Period ended June 30, 2001
Unaudited



                                                        Pimco                       Scudder I
                                            ----------------------------  ------------------------------

                                              StocksPLUS       Total
                                               Growth &        Return                      International
                                                Income          Bond       International        B              Total
                                            --------------  ------------  --------------  --------------  ----------------


Income:
   Dividends                              $            77         7,413             493               1         2,734,203
                                            --------------  ------------  --------------  --------------  ----------------

Expenses:
   Mortality and expense risk                           7         1,699             852              34         1,251,892
   Administrative fee                                   1           205             102               6           149,749
                                            --------------  ------------  --------------  --------------  ----------------
       Total expenses                                   8         1,904             954              40         1,401,641
                                            --------------  ------------  --------------  --------------  ----------------

       Net investment income (expense)                 69         5,509            (461)            (39)        1,332,562
                                            --------------  ------------  --------------  --------------  ----------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                             -           742          (5,659)              -           253,498
   Realized gain distributions                          -             -          23,110              75         4,770,310
                                            --------------  ------------  --------------  --------------  ----------------
       Net realized gain (loss)                         -           742          17,451              75         5,023,808
                                            --------------  ------------  --------------  --------------  ----------------

Change in unrealized appreciation                    (218)       (3,698)        (47,407)         (1,664)      (17,806,527)
                                            --------------  ------------  --------------  --------------  ----------------

       Net increase (decrease) in net
         assets from operations           $          (149)        2,553         (30,417)         (1,628)      (11,450,157)
                                            ==============  ============  ==============  ==============  ================


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                 Met Investors
                                         -------------------------------------------------------------------------------------------
                                          Lord Abbett  Lord Abbett
                                           Growth       Growth
                                             and          and         Bond         Bond       Developing  Developing      Growth
                                           Income      Income B     Debenture    Debenture B   Growth     Growth B     Opportunities
                                         -----------  -----------  -----------  -----------  ----------- -----------  --------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $    103,847        4,013      887,594       12,060      (16,221)        (18)            (30)
     Net realized gain (loss)               326,449          139       (2,249)           7      (11,056)          -              (1)
     Change in unrealized appreciation   (3,235,483)      (8,929)    (722,492)     (13,839)     (81,255)        818          (1,318)
                                         -----------  -----------  -----------  -----------  ----------- -----------  --------------
       Net increase (decrease) from
         operations                      (2,805,187)      (4,777)     162,853       (1,772)    (108,532)        800          (1,349)
                                         -----------  -----------  -----------  -----------  ----------- -----------  --------------

Contract transactions:
   MetLife payments                               -        1,400            -        1,400            -         800             200
   MetLife redemptions                            -            -            -            -            -           -               -
   Payments received from contract
     owners                                 608,718      339,324      104,962       73,583       13,727       1,629               -
   Transfers between sub-accounts
     (including fixed account), net       4,341,053      270,814      815,488      108,245      124,519      12,470          35,210
   Transfers for contract benefits and
     terminations                        (2,321,541)          31     (495,344)         (11)     (40,484)         28               -
                                         -----------  -----------  -----------  -----------  ----------- -----------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                     2,628,230      611,569      425,106      183,217       97,762      14,927          35,410
                                         -----------  -----------  -----------  -----------  ----------- -----------  --------------

       Net increase (decrease) in net
         assets                            (176,957)     606,792      587,959      181,445      (10,770)     15,727          34,061

Net assets at beginning of period        56,542,909            -   11,682,803            -    2,444,234           -               -
                                         -----------  -----------  -----------  -----------  ----------- -----------  --------------
Net assets at end of period            $ 56,365,952      606,792   12,270,762      181,445    2,433,464      15,727          34,061
                                         ===========  ===========  ===========  ===========  =========== ===========  ==============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                  Met Investors
                                         ------------------------------------------------------------------------------------------

                                                           Large
                                            Growth          Cap       Mid-Cap     Mid-Cap     Enhanced     Enhanced    International
                                        Opportunities B  Research      Value      Value B       Index      Index B       Equity
                                         -------------  -----------  ----------  ----------  -----------  ----------  -------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $          (81)      13,417      (7,233)        554       15,240         333         48,506
     Net realized gain (loss)                       1      436,944     381,762      13,532      (46,474)          -      1,080,452
     Change in unrealized appreciation          1,068     (476,513)   (290,520)    (13,908)  (1,837,504)     (1,276)    (2,948,954)
                                         -------------  -----------  ----------  ----------  -----------  ----------  -------------
       Net increase (decrease) from
         operations                               988      (26,152)     84,009         178   (1,868,738)       (943)    (1,819,996)
                                         -------------  -----------  ----------  ----------  -----------  ----------  -------------

Contract transactions:
   MetLife payments                               800            -           -         800            -         800              -
   MetLife redemptions                              -         (123)          -           -            -           -              -
   Payments received from contract
     owners                                    57,155       40,122      83,434     115,470      168,519      29,892         17,005
   Transfers between sub-accounts
     (including fixed account), net            20,200   (2,836,715)    383,234      82,036     (382,057)     21,154       (260,639)
   Transfers for contract benefits and
     terminations                                 243       (8,904)    (86,988)         22     (957,369)        (10)      (273,062)
                                         -------------  -----------  ----------  ----------  -----------  ----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                          78,398   (2,805,620)    379,680     198,328   (1,170,907)     51,836       (516,696)
                                         -------------  -----------  ----------  ----------  -----------  ----------  -------------

       Net increase (decrease) in net
         assets                                79,386   (2,831,772)    463,689     198,506   (3,039,645)     50,893     (2,336,692)

Net assets at beginning of period                   -    2,831,772   3,413,809           -   32,053,389           -     11,796,488
                                         -------------  -----------  ----------  ----------  -----------  ----------  -------------
Net assets at end of period            $       79,386            -   3,877,498     198,506   29,013,744      50,893      9,459,796
                                         =============  ===========  ==========  ==========  ===========  ==========  =============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                   Met Investors
                                         -----------------------------------------------------------------------------------------

                                                                                                             Small        Small
                                          International   Quality      Quality      Select      Select        Cap          Cap
                                           Equity B        Bond        Bond B       Equity     Equity B      Stock       Stock B
                                         -------------  -----------  -----------  ----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $           48      313,671        3,301     (51,797)        345      (50,523)           8
     Net realized gain (loss)                     517       29,656           73     342,496       2,039    1,275,342        1,152
     Change in unrealized appreciation           (741)    (145,068)      (3,589)   (822,213)     (3,222)  (1,494,283)        (893)
                                         -------------  -----------  -----------  ----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                              (176)     198,259         (215)   (531,514)       (838)    (269,464)         267
                                         -------------  -----------  -----------  ----------  ----------  -----------  -----------

Contract transactions:
   MetLife payments                               800            -          800           -         800            -          800
   MetLife redemptions                              -            -            -           -           -            -            -
   Payments received from contract
     owners                                         -       75,626       64,080      42,513      40,108       11,023        1,558
   Transfers between sub-accounts
     (including fixed account), net             4,849      261,350       47,409    (214,625)     61,682     (263,708)       6,410
   Transfers for contract benefits and
     terminations                                  (3)    (205,059)         (34)   (817,930)         (4)    (357,654)           -
                                         -------------  -----------  -----------  ----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           5,646      131,917      112,255    (990,042)    102,586     (610,339)       8,768
                                         -------------  -----------  -----------  ----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                 5,470      330,176      112,040   (1,521,556)   101,748     (879,803)       9,035

Net assets at beginning of period                   -    7,335,746            -   20,743,115          -   10,575,718            -
                                         -------------  -----------  -----------  ----------  ----------  -----------  -----------
Net assets at end of period            $        5,470    7,665,922      112,040   19,221,559    101,748    9,695,915        9,035
                                         =============  ===========  ===========  ==========  ==========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                 Met Investors
                                         -----------------------------------------------------------------------------------------
                                                       Oppenheimer    PIMCO        Janus        PIMCO                       MFS
                                           Putnam       Capital       Money      Aggressive  Total Return     PIMCO       Mid Cap
                                          Research     Appreciation   Market      Growth         Bond       Innovation    Growth
                                             B             B            B            B            B             B            B
                                         -----------  ------------  ----------  -----------  ------------  ------------  ---------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $         (2)           (2)         79           (2)           (2)           (3)        (3)
     Net realized gain (loss)                     -             -           -            -             -             -          -
     Change in unrealized appreciation           31            31           -           (3)            6            23        113
                                         -----------  ------------  ----------  -----------  ------------  ------------  ---------
       Net increase (decrease) from
         operations                              29            29          79           (5)            4            20        110
                                         -----------  ------------  ----------  -----------  ------------  ------------  ---------

Contract transactions:
   MetLife payments                           1,000         1,000       1,400        1,000         1,000         1,000      1,000
   MetLife redemptions                            -             -           -            -             -             -          -
   Payments received from contract
     owners                                       -             -      15,000            -             -             -          -
   Transfers between sub-accounts
     (including fixed account), net               -             -           -            -             -             -          -
   Transfers for contract benefits and
     terminations                                (2)           (2)         (1)          (2)           (2)           (1)        (2)
                                         -----------  ------------  ----------  -----------  ------------  ------------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                           998           998      16,399          998           998           999        998
                                         -----------  ------------  ----------  -----------  ------------  ------------  ---------

       Net increase (decrease) in net
         assets                               1,027         1,027      16,478          993         1,002         1,019      1,108

Net assets at beginning of period                 -             -           -            -             -             -          -
                                         -----------  ------------  ----------  -----------  ------------  ------------  ---------
Net assets at end of period            $      1,027         1,027      16,478          993         1,002         1,019      1,108
                                         ===========  ============  ==========  ===========  ============  ============  =========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited


                                             Met
                                          Investors       GACC                                  Russell
                                         ------------  -----------  --------------------------------------------------------------
                                             MFS
                                           Research                   Multi-                                              Real
                                         International    Money        Style      Aggressive                  Core       Estate
                                              B          Market       Equity       Equity       Non-US        Bond     Securities
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $          (2)     (17,509)     (24,497)      (5,743)     (14,063)     54,678        2,235
     Net realized gain (loss)                      -          901       39,492       (2,296)     (13,103)      2,073        2,807
     Change in unrealized appreciation            (3)      61,528     (448,602)       7,520     (287,905)      3,408       13,626
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                               (5)      44,920     (433,607)        (519)    (315,071)     60,159       18,668
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

Contract transactions:
   MetLife payments                            1,000            -            -            -            -           -            -
   MetLife redemptions                             -            -            -            -            -           -            -
   Payments received from contract
     owners                                        -       18,838      137,833       16,336       68,657     159,592       20,269
   Transfers between sub-accounts
     (including fixed account), net                -      917,148      535,780       74,406      277,932     485,954       40,530
   Transfers for contract benefits and
     terminations                                 (2)    (166,734)    (243,106)     (26,581)     (87,364)   (228,901)     (21,265)
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                            998      769,252      430,507       64,161      259,225     416,645       39,534
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                  993      814,172       (3,100)      63,642      (55,846)    476,804       58,202

Net assets at beginning of period                  -    2,090,664    4,655,614      865,648    2,063,643   2,928,977      261,249
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------
Net assets at end of period            $         993    2,904,836    4,652,514      929,290    2,007,797   3,405,781      319,451
                                         ============  ===========  ===========  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                          Aim                                          Alliance
                                         ----------------------------------------  -------------------------------------------------
                                                                                                            Bernstein    Bernstein
                                                          V.I.          V.I.                                   Real         Real
                                            V.I.        Capital     International   Premier     Premier       Estate       Estate
                                            Value     Appreciation     Equity       Growth     Growth B    Investment   Investment B
                                         -----------  ------------  -------------  ----------  ----------  ------------ ------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $    (41,726)      (23,903)        (4,426)    (26,665)       (116)       17,969          741
     Net realized gain (loss)               (38,597)      (14,054)       (18,184)    150,407       3,549         1,097            -
     Change in unrealized appreciation     (342,034)     (583,568)       (84,218)   (617,870)     (8,054)       26,142          729
                                         -----------  ------------  -------------  ----------  ----------  ------------ ------------
       Net increase (decrease) from
         operations                        (422,357)     (621,525)      (106,828)   (494,128)     (4,621)       45,208        1,470
                                         -----------  ------------  -------------  ----------  ----------  ------------ ------------

Contract transactions:
   MetLife payments                             600           600            600           -         400             -          400
   MetLife redemptions                            -             -              -           -           -             -            -
   Payments received from contract
     owners                                 158,707       122,504         14,549     101,315     120,573        32,210       46,822
   Transfers between sub-accounts
     (including fixed account), net       1,065,190       960,565        202,509     543,255      29,107       112,644        4,994
   Transfers for contract benefits and
     terminations                           (75,622)      (67,219)       (30,646)   (102,574)        (96)       (5,257)           1
                                         -----------  ------------  -------------  ----------  ----------  ------------ ------------
       Net increase (decrease) in net
         assets from contract
         transactions                     1,148,875     1,016,450        187,012     541,996     149,984       139,597       52,217
                                         -----------  ------------  -------------  ----------  ----------  ------------ ------------

       Net increase (decrease) in net
         assets                             726,518       394,925         80,184      47,868     145,363       184,805       53,687

Net assets at beginning of period         5,733,236     3,353,177        646,842   3,817,126           -       521,508            -
                                         -----------  ------------  -------------  ----------  ----------  ------------ ------------
Net assets at end of period            $  6,459,754     3,748,102        727,026   3,864,994     145,363       706,313       53,687
                                         ===========  ============  =============  ==========  ==========  ============ ============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                 Alliance          Liberty                       Goldman Sachs
                                         -----------------------  -----------  ----------------------------------------------------
                                          Bernstein                 Newport
                                           Small      Bernstein      Tiger       Growth
                                            Cap         Value        Fund,        and       International   Global       Internet
                                             B            B        Variable      Income        Equity       Income      Tollkeeper
                                         ----------  -----------  -----------  -----------  ------------  -----------  ------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $        (1)           -         (628)      (2,493)       (2,394)        (535)         (795)
     Net realized gain (loss)                    -            -          (67)      (2,036)         (484)          (7)         (451)
     Change in unrealized appreciation          52           (2)     (11,089)     (19,923)      (55,892)       1,941       (13,455)
                                         ----------  -----------  -----------  -----------  ------------  -----------  ------------
       Net increase (decrease) from
         operations                             51           (2)     (11,784)     (24,452)      (58,770)       1,399       (14,701)
                                         ----------  -----------  -----------  -----------  ------------  -----------  ------------

Contract transactions:
   MetLife payments                            400          400          300          300           300          300           300
   MetLife redemptions                           -            -            -            -             -            -             -
   Payments received from contract
     owners                                      -            -            -            -             -       23,128         1,727
   Transfers between sub-accounts
     (including fixed account), net          2,080            -        6,433        1,574        42,421        9,056        69,059
   Transfers for contract benefits and
     terminations                                -           (1)      (2,179)      (1,115)         (810)         (67)       (1,524)
                                         ----------  -----------  -----------  -----------  ------------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                        2,480          399        4,554          759        41,911       32,417        69,562
                                         ----------  -----------  -----------  -----------  ------------  -----------  ------------

       Net increase (decrease) in net
         assets                              2,531          397       (7,230)     (23,693)      (16,859)      33,816        54,861

Net assets at beginning of period                -            -       91,859      372,539       362,226       54,535        81,630
                                         ----------  -----------  -----------  -----------  ------------  -----------  ------------
Net assets at end of period            $     2,531          397       84,629      348,846       345,367       88,351       136,491
                                         ==========  ===========  ===========  ===========  ============  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                              Scudder II                                    MFS
                                         ---------------------------------------------------  ----------------------------------
                                           Dreman
                                            High         Small        Small
                                           Return         Cap          Cap       Government
                                           Equity       Growth        Value      Securities     Bond     Research     Research B
                                         -----------  -----------  -----------  ------------  --------- -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $          2       (1,482)      (2,335)        8,639          7      (8,627)           -
     Net realized gain (loss)                    13      (58,416)      40,961         9,206          -     149,433           54
     Change in unrealized appreciation          103      211,434      330,761       209,213         (3)   (961,979)        (259)
                                         -----------  -----------  -----------  ------------  --------- -----------  -----------
       Net increase (decrease) from
         operations                             118      151,536      369,387       227,058          4    (821,173)        (205)
                                         -----------  -----------  -----------  ------------  --------- -----------  -----------

Contract transactions:
   MetLife payments                               -          300          300           300          -           -          400
   MetLife redemptions                            -            -            -             -          -           -            -
   Payments received from contract
     owners                                       -        1,752          500         2,200          -      32,868            -
   Transfers between sub-accounts
     (including fixed account), net               -       36,049        1,739        (1,424)         -     148,922            -
   Transfers for contract benefits and
     terminations                              (112)    (190,794)    (320,594)     (254,302)        (1)    608,594          216
                                         -----------  -----------  -----------  ------------  --------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          (112)    (152,693)    (318,055)     (253,226)        (1)    790,384          616
                                         -----------  -----------  -----------  ------------  --------- -----------  -----------

       Net increase (decrease) in net
         assets                                   6       (1,157)      51,332       (26,168)         3     (30,789)         411

Net assets at beginning of period               120      231,042      319,256       271,046        112   1,280,897            -
                                         -----------  -----------  -----------  ------------  --------- -----------  -----------
Net assets at end of period            $        126      229,885      370,588       244,878        115   1,250,108          411
                                         ===========  ===========  ===========  ============  ========= ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                  MFS
                                          -----------------------------------------------------------------------------------------

                                                                   Emerging
                                           Emerging    Emerging     Markets      High        High         Global         Global
                                            Growth     Growth B     Equity      Income     Income B     Governments    Governments B
                                          ----------  ----------  -----------  ---------  -----------  -------------  -------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $   (10,091)          -          (34)    22,564           33            457             15
     Net realized gain (loss)                62,244          27         (150)    (3,714)           -             (1)             -
     Change in unrealized appreciation     (473,469)         (2)       2,282   (119,561)        (169)          (501)           (78)
                                          ----------  ----------  -----------  ---------  -----------  -------------  -------------
       Net increase (decrease) from
         operations                        (421,316)         25        2,098   (100,711)        (136)           (45)           (63)
                                          ----------  ----------  -----------  ---------  -----------  -------------  -------------

Contract transactions:
   MetLife payments                               -         400            -          -          400              -            400
   MetLife redemptions                            -           -            -          -            -              -              -
   Payments received from contract
     owners                                   6,521           -            -     26,592            -              -              -
   Transfers between sub-accounts
     (including fixed account), net         130,809           -      (26,493)     1,558            -              -              -
   Transfers for contract benefits and
     terminations                           (13,153)         (2)           3    100,579          130            (93)            59
                                          ----------  ----------  -----------  ---------  -----------  -------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                       124,177         398      (26,490)   128,729          530            (93)           459
                                          ----------  ----------  -----------  ---------  -----------  -------------  -------------

       Net increase (decrease) in net
         assets                            (297,139)        423      (24,392)    28,018          394           (138)           396

Net assets at beginning of period         1,717,061           -       24,392    277,364            -         14,809              -
                                          ----------  ----------  -----------  ---------  -----------  -------------  -------------
Net assets at end of period             $ 1,419,922         423            -    305,382          394         14,671            396
                                          ==========  ==========  ===========  =========  ===========  =============  =============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                 MFS                           New England Zenith      Oppenheimer
                                         -------------------------------------------------  ------------------------  -------------
                                                                                                           Harris
                                          Investors   Investors                                Davis       Oakmark
                                            Trust       Trust         New          New        Venture      MidCap        Capital
                                           Series     Series B     Discovery    Discovery B   Value E      Value B     Appreciation
                                         ----------- -----------  -----------  -----------  -----------  -----------  -------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $     (3,888)        (29)        (647)         (54)          (2)          (2)          (480)
     Net realized gain (loss)                43,513         721        2,052           14            -            -         45,754
     Change in unrealized appreciation     (488,398)         20      (12,744)         114           25          102        (74,927)
                                         ----------- -----------  -----------  -----------  -----------  -----------  -------------
       Net increase (decrease) from
         operations                        (448,773)        712      (11,339)          74           23          100        (29,653)
                                         ----------- -----------  -----------  -----------  -----------  -----------  -------------

Contract transactions:
   MetLife payments                               -         400            -          400        1,000        1,000              -
   MetLife redemptions                            -           -            -            -            -            -              -
   Payments received from contract
     owners                                  37,504      57,022       42,042       58,164            -            -              -
   Transfers between sub-accounts
     (including fixed account), net         302,044      13,128      147,834       10,487            -            -         11,184
   Transfers for contract benefits and
     terminations                           188,559      (1,066)      11,294           30           (2)          (2)        (2,309)
                                         ----------- -----------  -----------  -----------  -----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                       528,107      69,484      201,170       69,081          998          998          8,875
                                         ----------- -----------  -----------  -----------  -----------  -----------  -------------

       Net increase (decrease) in net
         assets                              79,334      70,196      189,831       69,155        1,021        1,098        (20,778)

Net assets at beginning of period         1,871,567           -        7,618            -            -            -        517,072
                                         ----------- -----------  -----------  -----------  -----------  -----------  -------------
Net assets at end of period            $  1,950,901      70,196      197,449       69,155        1,021        1,098        496,294
                                         =========== ===========  ===========  ===========  ===========  ===========  =============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                               Oppenheimer                                 Putnam
                                         ------------------------ ---------------------------------------------------------------
                                          Main Street                                           VT           VT
                                           Growth                                             Growth       Growth         VT
                                             and         High                   Strategic       and          and          New
                                           Income       Income       Bond         Bond        Income      Income B       Value
                                         -----------  ----------- -----------  -----------  -----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $       (772)      30,864      66,027        2,136       20,561            -          324
     Net realized gain (loss)                (9,451)      (6,954)     (1,752)       4,435       16,563            -        3,299
     Change in unrealized appreciation      (33,391)     (19,638)    (21,157)      (6,088)     (83,928)          13        4,239
                                         -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                         (43,614)       4,272      43,118          483      (46,804)          13        7,862
                                         -----------  ----------- -----------  -----------  -----------  -----------  -----------

Contract transactions:
   MetLife payments                               -            -           -            -            -          400            -
   MetLife redemptions                            -            -           -            -            -            -            -
   Payments received from contract
     owners                                   2,229            -      50,702            -      136,684            -            -
   Transfers between sub-accounts
     (including fixed account), net         (12,241)     (13,845)     96,740        5,646      151,472            -       43,480
   Transfers for contract benefits and
     terminations                            (7,371)      (9,673)     (4,279)      (2,250)     (55,328)          (1)        (375)
                                         -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       (17,383)     (23,518)    143,163        3,396      232,828          399       43,105
                                         -----------  ----------- -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             (60,997)     (19,246)    186,281        3,879      186,024          412       50,967

Net assets at beginning of period           608,572      316,590     874,896      116,869    2,059,778            -       74,229
                                         -----------  ----------- -----------  -----------  -----------  -----------  -----------
Net assets at end of period            $    547,575      297,344   1,061,177      120,748    2,245,802          412      125,196
                                         ===========  =========== ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                               Putnam
                                         -------------------------------------------------------------------------------------------
                                                                                                            VT              VT
                                            VT                                VT            VT         International   International
                                            New        VT         VT     International  International       New             New
                                          Value B     Vista     Vista B     Growth       Growth B      Opportunities      Opp B
                                         ---------  ---------  --------  ------------- -------------  --------------  --------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $       (5)    (5,158)       (3)        (6,801)          (70)         (1,997)             (5)
     Net realized gain (loss)                   -     74,944         -        200,809             -          (7,983)              -
     Change in unrealized appreciation         56   (258,517)      (26)      (511,322)       (1,614)        (67,712)           (137)
                                         ---------  ---------  --------  ------------- -------------  --------------  --------------
       Net increase (decrease) from
         operations                            51   (188,731)      (29)      (317,314)       (1,684)        (77,692)           (142)
                                         ---------  ---------  --------  ------------- -------------  --------------  --------------

Contract transactions:
   MetLife payments                           400          -       400              -           400               -             400
   MetLife redemptions                          -          -         -              -             -               -               -
   Payments received from contract
     owners                                 4,534     45,789     3,401         60,601        91,425           1,769           4,534
   Transfers between sub-accounts
     (including fixed account), net             -    151,556         -        193,052        10,831          35,372               -
   Transfers for contract benefits and
     terminations                               -     (5,051)       (2)       (43,916)           (9)         (1,933)             (1)
                                         ---------  ---------  --------  ------------- -------------  --------------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                       4,934    192,294     3,799        209,737       102,647          35,208           4,933
                                         ---------  ---------  --------  ------------- -------------  --------------  --------------

       Net increase (decrease) in net
         assets                             4,985      3,563     3,770       (107,577)      100,963         (42,484)          4,791

Net assets at beginning of period               -    786,037         -      2,040,917             -         311,632               -
                                         ---------  ---------  --------  ------------- -------------  --------------  --------------
Net assets at end of period            $    4,985    789,600     3,770      1,933,340       100,963         269,148           4,791
                                         =========  =========  ========  ============= =============  ==============  ==============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                  Templeton
                                         -------------------------------------------------------------------------------------------

                                            Global       Global      Franklin     Franklin
                                            Income       Income        Small       Small       Growth       Growth     International
                                          Securities    Securities B    Cap        Cap B      Securities  Securities B  Securities
                                         ------------  -----------  -----------  ----------  -----------  -----------  -------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $       1,290           80       (1,711)          9        4,953           44         21,151
     Net realized gain (loss)                     (1)           -      (25,600)          -       59,446          440        202,100
     Change in unrealized appreciation        (3,461)        (105)     (78,631)         47      (67,362)        (511)      (312,698)
                                         ------------  -----------  -----------  ----------  -----------  -----------  -------------
       Net increase (decrease) from
         operations                           (2,172)         (25)    (105,942)         56       (2,963)         (27)       (89,447)
                                         ------------  -----------  -----------  ----------  -----------  -----------  -------------

Contract transactions:
   MetLife payments                                -          800            -         800            -          800              -
   MetLife redemptions                             -            -            -           -            -            -              -
   Payments received from contract
     owners                                        -            -       16,373       1,629        6,021            -         19,380
   Transfers between sub-accounts
     (including fixed account), net           14,419        2,385       24,970         800       46,012        2,754        109,069
   Transfers for contract benefits and
     terminations                               (613)          (1)      (7,680)         (2)      (4,035)           2        (11,327)
                                         ------------  -----------  -----------  ----------  -----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                         13,806        3,184       33,663       3,227       47,998        3,556        117,122
                                         ------------  -----------  -----------  ----------  -----------  -----------  -------------

       Net increase (decrease) in net
         assets                               11,634        3,159      (72,279)      3,283       45,035        3,529         27,675

Net assets at beginning of period             30,305            -      843,534           -      319,118            -        901,763
                                         ------------  -----------  -----------  ----------  -----------  -----------  -------------
Net assets at end of period            $      41,939        3,159      771,255       3,283      364,153        3,529        929,438
                                         ============  ===========  ===========  ==========  ===========  ===========  =============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                   Templeton
                                         ------------------------------------------------------------------------------------------
                                                                                                            Franklin     Franklin
                                                         Developing   Developing    Mutual      Mutual      Large Cap    Large Cap
                                          International   Markets      Markets      Shares      Shares       Growth       Growth
                                          Securities B   Securities  Securities B Securities  Securities B  Securities  Securities B
                                         -------------  -----------  -----------  ----------  -----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $          596        1,279          155       6,639          868         (881)          13
     Net realized gain (loss)                   3,899       (4,075)           -      39,017        3,150      231,967          (10)
     Change in unrealized appreciation         (4,897)      (6,696)        (484)      1,903       (3,909)    (292,926)        (653)
                                         -------------  -----------  -----------  ----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                              (402)      (9,492)        (329)     47,559          109      (61,840)        (650)
                                         -------------  -----------  -----------  ----------  -----------  -----------  -----------

Contract transactions:
   MetLife payments                               800            -          400           -          400            -          800
   MetLife redemptions                              -            -            -           -            -            -            -
   Payments received from contract
     owners                                    11,834       21,791       27,620      44,138       56,373       17,614        3,259
   Transfers between sub-accounts
     (including fixed account), net            18,580       76,003        4,226     128,538        3,141      229,904        9,783
   Transfers for contract benefits and
     terminations                                 (12)      (8,463)          (7)     (7,128)           2      (12,489)         289
                                         -------------  -----------  -----------  ----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          31,202       89,331       32,239     165,548       59,916      235,029       14,131
                                         -------------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                30,800       79,839       31,910     213,107       60,025      173,189       13,481

Net assets at beginning of period                   -      333,847            -     392,012            -      899,010            -
                                         -------------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period            $       30,800      413,686       31,910     605,119       60,025    1,072,199       13,481
                                         =============  ===========  ===========  ==========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                                                  Fidelity
                                         ------------------------------------------------------------------------------------------

                                                                                   VIP III        VIP III       VIP         VIP
                                            VIP          VIP         VIP II        Growth        Growth &     Equity-     Equity-
                                           Growth     Growth B     Contrafund   Opportunities     Income      Income     Income B
                                         ----------  -----------  ------------ ---------------  -----------  ---------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $      (661)           -          (100)            (59)         597        381            -
     Net realized gain (loss)                5,902            -            63             (40)       2,694      1,734            -
     Change in unrealized appreciation     (16,537)          (1)       (3,623)         (1,725)      (8,695)    (2,807)           -
                                         ----------  -----------  ------------ ---------------  -----------  ---------  -----------
       Net increase (decrease) from
         operations                        (11,296)          (1)       (3,660)         (1,824)      (5,404)      (692)           -
                                         ----------  -----------  ------------ ---------------  -----------  ---------  -----------

Contract transactions:
   MetLife payments                              -          400             -               -            -          -          400
   MetLife redemptions                           -            -             -               -            -          -            -
   Payments received from contract
     owners                                  1,379            -             -               -          500          -            -
   Transfers between sub-accounts
     (including fixed account), net         (6,882)           -        22,020             100       (7,574)    (3,072)           -
   Transfers for contract benefits and
     terminations                              (72)          (1)          (22)             (4)         (70)       (12)          (1)
                                         ----------  -----------  ------------ ---------------  -----------  ---------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       (5,575)         399        21,998              96       (7,144)    (3,084)         399
                                         ----------  -----------  ------------ ---------------  -----------  ---------  -----------

       Net increase (decrease) in net
         assets                            (16,871)         398        18,338          (1,728)     (12,548)    (3,776)         399

Net assets at beginning of period          120,403            -        18,421          19,356       94,057     43,183            -
                                         ----------  -----------  ------------ ---------------  -----------  ---------  -----------
Net assets at end of period            $   103,532          398        36,759          17,628       81,509     39,407          399
                                         ==========  ===========  ============ ===============  ===========  =========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                           American Century                                 Dreyfus
                                         --------------------------------------------------  --------------------------------------
                                                          VP
                                                        Income                                                             VIF
                                            High           &            VP           VP        Stock        Stock      Disciplined
                                          Income B      Growth     International   Value       Index       Index B        Stock
                                         -----------  -----------  ------------  ----------  ----------  -----------  -------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $          -          396          (378)        944        (459)           3           (365)
     Net realized gain (loss)                     -       (5,528)       (1,728)      2,758      (9,061)           -           (111)
     Change in unrealized appreciation          (16)     (17,700)      (13,893)     16,226      (6,081)         (35)        (3,802)
                                         -----------  -----------  ------------  ----------  ----------  -----------  -------------
       Net increase (decrease) from
         operations                             (16)     (22,832)      (15,999)     19,928     (15,601)         (32)        (4,278)
                                         -----------  -----------  ------------  ----------  ----------  -----------  -------------

Contract transactions:
   MetLife payments                             400          300           300         300           -          400              -
   MetLife redemptions                            -            -             -           -           -            -              -
   Payments received from contract
     owners                                       -      166,513             -      80,756           -        1,870            600
   Transfers between sub-accounts
     (including fixed account), net               -      179,157        (6,905)    149,057       4,302          125         27,397
   Transfers for contract benefits and
     terminations                                (1)     (16,255)       (1,241)     (5,743)     (1,387)          (2)          (499)
                                         -----------  -----------  ------------  ----------  ----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                           399      329,715        (7,846)    224,370       2,915        2,393         27,498
                                         -----------  -----------  ------------  ----------  ----------  -----------  -------------

       Net increase (decrease) in net
         assets                                 383      306,883       (23,845)    244,298     (12,686)       2,361         23,220

Net assets at beginning of period                 -      389,469        74,678     228,572     199,421            -         41,254
                                         -----------  -----------  ------------  ----------  ----------  -----------  -------------
Net assets at end of period            $        383      696,352        50,833     472,870     186,735        2,361         64,474
                                         ===========  ===========  ============  ==========  ==========  ===========  =============


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                           Dreyfus                           Invesco                   Pimco
                                         ------------------------------------------  ------------------------  --------------------

                                             VIF           VIF            VIF                         VIF        High       Low
                                         Disciplined     Capital        Capital          VIF          High       Yield    Duration
                                           Stock B    Appreciation   Appreciation B    Dynamics      Yield       Bond       Bond
                                         -----------  -------------  --------------  -----------  -----------  --------- ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $          -         (1,976)            (70)      (2,256)        (743)       147      1,225
     Net realized gain (loss)                     -         (3,138)              -       (5,047)        (827)         -         87
     Change in unrealized appreciation           19        (17,186)         (2,333)     (61,178)      (8,487)      (302)      (161)
                                         -----------  -------------  --------------  -----------  -----------  --------- ----------
       Net increase (decrease) from
         operations                              19        (22,300)         (2,403)     (68,481)     (10,057)      (155)     1,151
                                         -----------  -------------  --------------  -----------  -----------  --------- ----------

Contract transactions:
   MetLife payments                             400              -             400          300          300        300        300
   MetLife redemptions                            -              -               -            -            -          -          -
   Payments received from contract
     owners                                       -         43,910          57,345       78,812       48,194          -          -
   Transfers between sub-accounts
     (including fixed account), net               -         51,726           3,192      126,958       69,623      6,249     94,182
   Transfers for contract benefits and
     terminations                                (2)       (10,367)              7       (6,690)      (6,387)        (1)       (84)
                                         -----------  -------------  --------------  -----------  -----------  --------- ----------
       Net increase (decrease) in net
         assets from contract
         transactions                           398         85,269          60,944      199,380      111,730      6,548     94,398
                                         -----------  -------------  --------------  -----------  -----------  --------- ----------

       Net increase (decrease) in net
         assets                                 417         62,969          58,541      130,899      101,673      6,393     95,549

Net assets at beginning of period                 -        274,226               -      289,989       76,850      1,144      1,152
                                         -----------  -------------  --------------  -----------  -----------  --------- ----------
Net assets at end of period            $        417        337,195          58,541      420,888      178,523      7,537     96,701
                                         ===========  =============  ==============  ===========  ===========  ========= ==========


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited



                                                      Pimco                      Scudder I
                                           --------------------------  ------------------------------

                                            StocksPLUS       Total
                                             Growth &       Return                      International
                                              Income         Bond       International        B              Total
                                           -------------  -----------  --------------- --------------  ----------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $           69        5,509             (461)           (39)        1,332,562
     Net realized gain (loss)                         -          742           17,451             75         5,023,808
     Change in unrealized appreciation             (218)      (3,698)         (47,407)        (1,664)      (17,806,527)
                                           -------------  -----------  --------------- --------------  ----------------
       Net increase (decrease) from
         operations                                (149)       2,553          (30,417)        (1,628)      (11,450,157)
                                           -------------  -----------  --------------- --------------  ----------------

Contract transactions:
   MetLife payments                                 300          300                -            400            40,300
   MetLife redemptions                                -            -                -              -              (123)
   Payments received from contract
     owners                                           -       90,126           21,955         33,856         4,465,189
   Transfers between sub-accounts
     (including fixed account), net              10,186      283,632           20,492          1,881        11,153,346
   Transfers for contract benefits and
     terminations                                   (17)      (1,164)          (5,503)            (3)       (6,735,287)
                                           -------------  -----------  --------------- --------------  ----------------
       Net increase (decrease) in net
         assets from contract
         transactions                            10,469      372,894           36,944         36,134         8,923,425
                                           -------------  -----------  --------------- --------------  ----------------

       Net increase (decrease) in net
         assets                                  10,320      375,447            6,527         34,506        (2,526,732)

Net assets at beginning of period                    93      132,961          145,867              -       206,913,017
                                           -------------  -----------  --------------- --------------  ----------------
Net assets at end of period              $       10,413      508,408          152,394         34,506       204,386,285
                                           =============  ===========  =============== ==============  ================


See accompanying notes to financial statements.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(1)   ORGANIZATION

      MetLife Investors Insurance Company of California (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors
      Insurance Company of California (MLIOC) and exists in accordance with the regulations of the California
      Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIOC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIOC.

      Met Investors Series Trust (Met Investors):                 Liberty Variable Investment Trust (Liberty)
            Lord Abbett Growth and Income Portfolio                 Newport Tiger Fund, Variable Series
            Lord Abbett Growth and Income Portfolio  B            Goldman Sachs Variable Insurance Trust (Goldman Sachs)
            Bond Debenture Portfolio                                Growth and Income Fund
            Bond Debenture Portfolio  B                             International Equity Fund
            Developing Growth Portfolio                             Global Income Fund
            Developing Growth Portfolio  B                          Internet Tollkeeper Fund
            Growth Opportunities Portfolio                        Scudder II Variable Series (Scudder II)
            Growth Opportunities Portfolio  B                       Dreman High Return Equity Portfolio
            Mid-Cap Value Portfolio                                 Small Cap Growth Portfolio
            Mid-Cap Value Portfolio  B                              Small Cap Value Portfolio
            Enhanced Index Portfolio                                Government Securities Portfolio
            Enhanced Index Portfolio B                            MFS Variable Insurance Trust (MFS)
            International Equity Portfolio                          MFS Bond Series
            International Equity Portfolio  B                       MFS Research Series
            Quality Bond Portfolio                                  MFS Research Series B
            Quality Bond Portfolio  B                               MFS Emerging Growth Series
            Select Equity Portfolio                                 MFS Emerging Growth Series B
            Select Equity Portfolio  B                              MFS High Income Series
            Small Cap Stock Portfolio                               MFS High Income Series B
            Small Cap Stock Portfolio  B                            MFS Global Governments Series
            Met Putnam Research Portfolio B                         MFS Global Governments Series B
            Oppenheimer Capital Appreciation  Portfolio B           MFS Investors Trust Series
            PIMCO Money Market  Portfolio B                         MFS Investors Trust Series B
            Janus Aggressive Growth Portfolio B                     MFS New Discovery Series
            PIMCO Total Return Bond Portfolio B                     MFS New Discovery Series B
            PIMCO Innovation Portfolio B                          New England Zenith Fund (New England)
            MFS Mid Cap Growth Portfolio B                          Davis Venture Value E
            MFS Research International Portfolio B                  Harris Oakmark Mid Cap Value B
      General American Capital Company (GACC)                     Oppenheimer Variable Account Funds (Oppenheimer)
            Money Market Fund                                       Oppenheimer Capital Appreciation Fund
      Russell Insurance Funds (Russell)                             Oppenheimer Main Street Growth & Income Fund
            Multi-Style Equity Fund                                 Oppenheimer High Income Fund
            Aggressive Equity Fund                                  Oppenheimer Bond Fund
            Non-U.S. Fund                                           Oppenheimer Strategic Bond Fund
            Core Bond Fund                                        Putnam Variable Trust (Putnam)
            Real Estate Securities Fund                             Putnam VT Growth & Income Fund
      AIM Variable Insurance Funds, Inc. (AIM)                      Putnam VT Growth & Income Fund B
            AIM V.I. Value Fund                                     Putnam VT New Value Fund
            AIM V.I. Capital Appreciation Fund                      Putnam VT New Value Fund B
            AIM V.I. International Equity Fund                      Putnam VT Vista Fund
      Alliance Variable Products Series Fund, Inc. (Alliance)       Putnam VT Vista Fund B
            Premier Growth Portfolio                                Putnam VT International Growth Fund
            Premier Growth Portfolio B                              Putnam VT International Growth Fund B
            AllianceBernstein Real Estate Investment Portfolio      Putnam VT International New Opportunities Fund
            AllianceBernstein Real Estate Inv Portfolio B           Putnam VT International New Opportunities Fund B
            AllianceBernstein Small CapPortfolio B                Franklin Templeton Variable Insurance Products Trust (Templeton)
            AllianceBernstein ValuePortfolio B                      Templeton Global Income Securities Fund



METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(1)   ORGANIZATION, CONTINUED

            Templeton Global Income Securities Fund B                  American Century Variable Portfolios, Inc. (American Century)
            Franklin Small Cap Fund                                       American Century VP Income & Growth Fund
            Franklin Small Cap Fund B                                     American Century VP International Fund
            Templeton Growth Securities Fund                              American Century VP Value Fund
            Templeton Growth Securities Fund B                          Dreyfus Variable Investment Fund (Dreyfus)
            Templeton International Securities Fund                       Dreyfus Stock Index Fund
            Templeton International Securities Fund B                     Dreyfus Stock Index Fund B
            Templeton Developing Markets Securities Fund                  Dreyfus VIF Disciplined Stock Portfolio
            Templeton Developing Markets Securities Fund B                Dreyfus VIF Disciplined Stock Portfolio B
            Mutual Shares Securities Fund                                 Dreyfus VIF Capital Appreciation Portfolio
            Mutual Shares Securities Fund B                               Dreyfus VIF Capital Appreciation Portfolio B
            Franklin Large Cap Growth Securities Fund                   INVESCO Variable Investment Funds, Inc. (INVESCO):
            Franklin Large Cap Growth Securities Fund B                   VIF Dynamics Fund
     Variable Insurance Products Fund, Fund II and Fund III (Fidelity)    VIF High Yield Fund
            VIP Growth Portfolio                                        PIMCO Variable Insurance Trust (PIMCO):
            VIP Growth Portfolio B                                        High Yield Bond Portfolio
            VIP II Contrafund Portfolio                                   Low Duration Bond Portfolio
            VIP III Growth Opportunities Portfolio                        StocksPLUS Growth & Income Portfolio
            VIP III Growth & Income Portfolio                             Total Return Bond Portfolio
            VIP Equity-Income Portfolio                                 Scudder I Variable Life Investment Fund (Scudder I):
            VIP Equity-Income Portfolio B                                 International Portfolio
            High Income Portfolio B                                       International Portfolio B



(2)   SIGNIFICANT ACCOUNTING POLICIES

      (A)  INVESTMENT VALUATION

           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS

           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the
           Separate Account. As a result, GACC does not distribute dividends and realized capital gains.
           During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (C)  FEDERAL INCOME TAXES

           The operations of the Separate Account are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes.
           A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(2)   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

      (D)  ANNUITY RESERVES

           Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality
           Table. The assumed investment return is 3%. The mortality risk is borne by MLIOC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLIOC.


(3)   SEPARATE ACCOUNT EXPENSES

      For variable annuity contracts, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.25%. This charge varies according to the product specifications.



(4)   CONTRACT FEES

      For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIOC deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended June 30, 2001, MLIOC deducted surrender fees of $113,793 from the Separate Account.


      For variable annuity contracts with a sales charge, MLIOC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:


                 Owner's                    Sales Charge as a % of
               Investment                   Gross Purchase Payment
           ------------------------      ---------------------------

           less than $50,000                      5.75%
           $50,000 - $99,999.99                   4.50%
           $100,000 - $249,999.99                 3.50%
           $250,000 - $499,999.99                 2.50%
           $500,000 - $999,999.99                 2.00%
           $1,000,000 or more                     1.00%

      MLIOC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIOC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended June 30,
      2001, MLIOC deducted contract maintenance and transfer fees of $26,045 from the Separate Account.

      Currently, MLIOC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLIOC reserves the right to deduct premium taxes when incurred.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment follows:


      Met Investors Lord Abbett Growth & Income Portfolio         $ 49,162,165
      Met Investors Lord Abbett Growth & Income Portfolio B            615,798
      Met Investors Bond Debenture Portfolio                        13,358,335
      Met Investors Bond Debenture Portfolio B                         195,324
      Met Investors Developing Growth Portfolio                      2,621,231
      Met Investors Developing Growth Portfolio B                       14,911
      Met Investors Growth Opportunities Portfolio                      35,379
      Met Investors Growth Opportunity Portfolio B                      78,340
      Met Investors Mid-Cap Value Portfolio                          3,149,234
      Met Investors Mid-Cap Value Portfolio B                          212,447
      Met Investors Enhanced Index Portfolio                        29,974,438
      Met Investors Enhanced Index Portfolio B                          52,178
      Met Investors International Equity Portfolio                  12,179,248
      Met Investors International Equity Portfolio B                     6,217
      Met Investors Quality Bond Portfolio                           7,461,762
      Met Investors Quality Bond Portfolio B                           115,650
      Met Investors Select Equity Portfolio                         20,133,004
      Met Investors Select Equity Portfolio B                          104,979
      Met Investors Small Cap Stock Portfolio                        9,730,060
      Met Investors Small Cap Stock Portfolio B                          9,936
      Met Investors Met Putnam Research Portfolio B                      1,000
      Met Investors Oppenheimer Capital Appreciation Portfolio B         1,000
      Met Investors PIMCO Money Market Portfolio B                      16,511
      Met Investors Janus Aggressive Growth Portfolio B                  1,000
      Met Investors PIMCO Total Return Bond Portfolio B                  1,000
      Met Investors PIMCO Innovation Portfolio B                         1,000
      Met Investors MFS Mid Cap Growth Portfolio B                       1,000
      Met Investors MFS Research International Portfolio B               1,000
      GACC Money Market Fund                                         2,875,927
      Russell Multistyle Equity Fund                                 5,589,143
      Russell Aggressive Equity Fund                                   992,662
      Russell Non-US Fund                                            2,473,013
      Russell Core Bond Fund                                         3,397,692
      Russell Real Estate Securities Fund                              274,682
      AIM V.I. Value Fund                                            7,609,102
      AIM V.I. Capital Appreciation Fund                             4,791,830
      AIM V.I. International Equity Fund                               913,465
      Alliance Premier Growth Portfolio                              4,812,902
      Alliance Premier Growth Portfolio B                              153,456
      AllianceBernstein Real Estate Investment Portfolio               643,758
      AllianceBernstein Real Estate Inv Portfolio B                     52,999
      AllianceBernstein Small Cap Portfolio B                            2,480
      AllianceBernstein Value Portfolio B                                  400
      Liberty Newport Tiger Fund                                        94,772
      Goldman Sachs Growth and Income Fund                             391,577
      Goldman Sachs International Equity Fund                          418,826
      Goldman Sachs Global Income Fund                                  89,258
      Goldman Sachs Internet Tollkeeper Fund                           177,872
      Scudder II Dreman High Return Equity Portfolio                        11
      Scudder II Small Cap Growth Portfolio                             35,660
      Scudder II Small Cap Value Portfolio                              31,166
      Scudder II Government Securities Portfolio                        25,533
      MFS Bond Series                                                      114
      MFS Research Series                                            2,192,952
      MFS Research Series B                                                671
      MFS Emerging Growth Series                                     1,733,494
      MFS Emerging Growth Series B                                         427
      MFS High Income Series                                           465,908
      MFS High Income Series B                                             565
      MFS Global Governments Series                                     15,244
      MFS Global Governments Series B                                      476
      MFS Investors Trust Series                                     2,339,469
      MFS Investors Trust Series B                                      70,206
      MFS New Discovery Series                                         209,585
      MFS New Discovery Series B                                        69,096
      New England Zenith Davis Venture Value E                           1,000
      New England Zenith Harris Oakmark Mid Cap Value B                  1,000
      Oppenheimer Capital Appreciation Fund                            551,106
      Oppenheimer Main Street Growth & Income Fund                     615,801
      Oppenheimer High Income Fund                                     359,297
      Oppenheimer Bond Fund                                          1,103,748
      Oppenheimer Strategic Bond Fund                                  131,170
      Putnam VT Growth & Income Fund                                 2,373,599
      Putnam VT Growth & Income Fund B                                     400
      Putnam VT New Value Fund                                         112,828
      Putnam VT New Value Fund B                                         4,934
      Putnam VT Vista Fund                                           1,056,525
      Putnam VT Vista Fund B                                             3,801
      Putnam VT International Growth Fund                            2,309,913
      Putnam VT Int Growth Fund B                                      102,640
      Putnam VT International New Opportunities Fund                   409,673
      Putnam VT Int New Opp Fund B                                       4,934
      Templeton Global Income Securities Fund                           44,161
      Templeton Global Income Securities Fund B                          3,268
      Franklin Small Cap Fund                                        1,041,847
      Franklin Small Cap Fund B                                          3,241
      Templeton Growth Securities Fund                                 435,640
      Templeton Growth Securities Fund B                                 4,045
      Templeton International Securities Fund                        1,270,923
      Templeton International Securities Fund B                         35,702
      Templeton Developing Markets Securities Fund                     475,608
      Templeton Dev Markets Securities Fund B                           32,396
      Templeton Mutual Shares Securities Fund                          566,086
      Templeton Mutual Shares Securities Fund B                         63,938
      Franklin Large Cap Growth Securities Fund                      1,391,762
      Franklin Large Cap Growth Securities Fund B                       14,138
      Fidelity VIP Growth Portfolio                                    131,761
      Fidelity VIP Growth Portfolio B                                      400
      Fidelity VIP II Contrafund Portfolio                              41,819
      Fidelity VIP III Growth Opportunities Portfolio                   23,566
      Fidelity VIP III Growth & Income Portfolio                        93,681
      Fidelity VIP Equity-Income Portfolio                              42,849
      Fidelity Equity-Income Portfolio B                                   400
      Fidelity High Income Portfolio B                                     400
      American Century VP Income & Growth Fund                         740,434
      American Century VP International Fund                            73,077
      American Century VP Value Fund                                   424,454
      Dreyfus VIF Stock Index Fund                                     205,944
      Dreyfus VIF Stock Index Fund B                                     2,399
      Dreyfus VIF Disciplined Stock Portfolio                           70,716
      Dreyfus VIF-Disciplined Stock Port. B                                400
      Dreyfus VIF Capital Appreciation Portfolio                       361,080
      Dreyfus VIF Capital Appreciation Portfolio B                      60,944
      INVESCO VIF Dynamics Fund                                        507,762
      INVESCO VIF High Yield Fund                                      194,759
      PIMCO High Yield Bond Portfolio                                    7,856
      PIMCO Low Duration Bond Portfolio                                 96,964
      PIMCO StocksPLUS Growth Portfolio                                 10,664
      PIMCO Total Return Bond Portfolio                                510,041
      Scudder I International Portfolio                                223,000
      Scudder I International Portfolio B                               36,211

                                                             -------------------
                                                                 $ 210,567,245
                                                             ===================

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                                   Commenced            Sub-account Accumulation Unit Value
                                                                               -----------------------------------------------------
                                                                   Operations   6/30/01   12/31/00   12/31/99   12/31/98   12/31/97
                                                                   ---------   ---------  ---------  ---------  ---------- ---------

Met Investors Lord Abbett Growth and Income Portfolio              01/08/99  $ 42.471018  44.615293  39.456973          -          -
Met Investors Lord Abbett Growth and Income Portfolio, Series A    03/01/00    11.939616  12.508051         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B            04/02/01    42.454499          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series A  05/14/01    42.483953          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series E  05/14/01    42.475920          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series F  05/14/01    42.470565          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series G  05/14/01    42.462528          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series I  04/02/01    42.437074          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series K  04/02/01    42.425456          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series L  04/27/01    42.431623          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series N  04/02/01    42.408044          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series O  04/27/01    42.420633          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series P  04/02/01    42.396437          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series Q  04/27/01    42.413308          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series S  04/02/01    42.379034          -         -           -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series T  04/27/01    42.402325          -         -           -          -
Met Investors Bond Debenture Portfolio                             05/20/96    13.889450  13.683724  13.765395  13.496510  12.881799
Met Investors Bond Debenture Portfolio Series A                    03/01/00    10.042714   9.866858         -           -          -
Met Investors Bond Debenture Portfolio B                           04/02/01    13.876885          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series A                 05/14/01    13.886514          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series E                 05/14/01    13.883885          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series F                 05/14/01    13.882135          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series G                 05/14/01    13.879509          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series I                 04/02/01    13.871181          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series K                 04/02/01    13.867384          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series L                 04/27/01    13.869604          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series N                 04/02/01    13.861679          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series O                 04/27/01    13.866015          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series P                 04/02/01    13.857880          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series Q                 04/27/01    13.863618          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series S                 04/02/01    13.852183          -         -           -          -
Met Investors Bond Debenture Portfolio B, Series T                 04/27/01    13.860024          -         -           -          -


                                                                   Commenced            Sub-account Net Assets (in thousands)
                                                                               -----------------------------------------------------
                                                                   Operations  6/30/01   12/31/00    12/31/99   12/31/98   12/31/97
                                                                   ---------   --------  ----------  ---------  ---------  ---------

Met Investors Lord Abbett Growth and Income Portfolio              01/08/99  $   55,748     56,112     49,100           -         -
Met Investors Lord Abbett Growth and Income Portfolio, Series A    03/01/00         618        243          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B            04/02/01         286          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series A  05/14/01          85          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series E  05/14/01           -          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series F  05/14/01           -          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series G  05/14/01          19          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series I  04/02/01         138          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series K  04/02/01          69          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series L  04/27/01           -          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series N  04/02/01          10          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series O  04/27/01           -          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series P  04/02/01           -          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series Q  04/27/01           -          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series S  04/02/01           -          -          -           -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series T  04/27/01           -          -          -           -         -
Met Investors Bond Debenture Portfolio                             05/20/96      12,064     11,584     11,836       9,200     4,475
Met Investors Bond Debenture Portfolio Series A                    03/01/00         207         93          -           -         -
Met Investors Bond Debenture Portfolio B                           04/02/01          79          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series A                 05/14/01          53          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series E                 05/14/01           -          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series F                 05/14/01           -          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series G                 05/14/01          18          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series I                 04/02/01          26          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series K                 04/02/01           4          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series L                 04/27/01           -          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series N                 04/02/01           1          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series O                 04/27/01           -          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series P                 04/02/01           -          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series Q                 04/27/01           -          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series S                 04/02/01           -          -          -           -         -
Met Investors Bond Debenture Portfolio B, Series T                 04/27/01           -          -          -           -         -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                            Commenced              Sub-account Accumulation Unit Value
                                                                        -----------------------------------------------------------
                                                            Operations   6/30/01    12/31/00     12/31/99    12/31/98    12/31/97
                                                            ---------   ----------  ----------  ----------- ----------- -----------

Met Investors Developing Growth Portfolio                   11/07/97  $ 11.034269   11.569460    14.452893   11.067868   10.527555
Met Investors Developing Growth Portfolio Series A          03/01/00     7.302231    7.635360            -           -           -
Met Investors Developing Growth Portfolio B                 04/02/01    11.034269           -            -           -           -
Met Investors Developing Growth Portfolio B, Series A       05/14/01    11.041919           -            -           -           -
Met Investors Developing Growth Portfolio B, Series E       05/14/01    11.039838           -            -           -           -
Met Investors Developing Growth Portfolio B, Series F       05/14/01    11.038445           -            -           -           -
Met Investors Developing Growth Portfolio B, Series G       05/14/01    11.036357           -            -           -           -
Met Investors Developing Growth Portfolio B, Series I       04/02/01    11.030283           -            -           -           -
Met Investors Developing Growth Portfolio B, Series K       04/02/01    11.027627           -            -           -           -
Met Investors Developing Growth Portfolio B, Series N       04/02/01    11.023644           -            -           -           -
Met Investors Growth Opportunities Portfolio                05/01/01     9.588542           -            -           -           -
Met Investors Growth Opportunities Portfolio, Series A      05/01/01     9.597084           -            -           -           -
Met Investors Growth Opportunities Portfolio B              02/12/01     9.588510           -            -           -           -
Met Investors Growth Opportunities Portfolio B, Series A    05/14/01     9.595165           -            -           -           -
Met Investors Growth Opportunities Portfolio B, Series E    05/14/01     9.593353           -            -           -           -
Met Investors Growth Opportunities Portfolio B, Series F    05/14/01     9.592140           -            -           -           -
Met Investors Growth Opportunities Portfolio B, Series G    05/14/01     9.590326           -            -           -           -
Met Investors Growth Opportunities Portfolio B, Series I    04/02/01     9.585046           -            -           -           -
Met Investors Growth Opportunities Portfolio B, Series K    04/02/01     9.582741           -            -           -           -
Met Investors Growth Opportunities Portfolio B, Series N    04/02/01     9.579278           -            -           -           -
Met Investors Large Cap Research Portfolio                  02/17/98            -   16.251897    14.635794   11.825638           -
Met Investors Large Cap Research Portfolio Series A         03/01/00            -   12.397823            -           -           -
Met Investors Mid-Cap Value Portfolio                       11/07/97    16.778046   16.399524    10.875543   10.437956   10.467957
Met Investors Mid-Cap Value Portfolio Series A              03/01/00    16.004515   15.600624            -           -           -
Met Investors Mid-Cap Value Portfolio B                     04/02/01    16.778043           -            -           -           -
Met Investors Mid-Cap Value Portfolio B, Series A           05/14/01    16.789677           -            -           -           -
Met Investors Mid-Cap Value Portfolio B, Series E           05/14/01    16.786503           -            -           -           -
Met Investors Mid-Cap Value Portfolio B, Series F           05/14/01    16.784387           -            -           -           -
Met Investors Mid-Cap Value Portfolio B, Series G           05/14/01    16.781218           -            -           -           -
Met Investors Mid-Cap Value Portfolio B, Series I           04/02/01    16.771978           -            -           -           -
Met Investors Mid-Cap Value Portfolio B, Series K           04/02/01    16.767936           -            -           -           -
Met Investors Mid-Cap Value Portfolio B, Series N           04/02/01    16.761878           -            -           -           -


                                                            Commenced               Sub-account Net Assets (in thousands)
                                                                         ----------------------------------------------------------
                                                            Operations    6/30/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                            ---------    ----------  ----------  ----------  ----------  ----------

Met Investors Developing Growth Portfolio                   11/07/97  $      2,421       2,440       1,880         785          64
Met Investors Developing Growth Portfolio Series A          03/01/00            12           4           -           -           -
Met Investors Developing Growth Portfolio B                 04/02/01            16           -           -           -           -
Met Investors Developing Growth Portfolio B, Series A       05/14/01             -           -           -           -           -
Met Investors Developing Growth Portfolio B, Series E       05/14/01             -           -           -           -           -
Met Investors Developing Growth Portfolio B, Series F       05/14/01             -           -           -           -           -
Met Investors Developing Growth Portfolio B, Series G       05/14/01             -           -           -           -           -
Met Investors Developing Growth Portfolio B, Series I       04/02/01             -           -           -           -           -
Met Investors Developing Growth Portfolio B, Series K       04/02/01             -           -           -           -           -
Met Investors Developing Growth Portfolio B, Series N       04/02/01             -           -           -           -           -
Met Investors Growth Opportunities Portfolio                05/01/01            34           -           -           -           -
Met Investors Growth Opportunities Portfolio, Series A      05/01/01             -           -           -           -           -
Met Investors Growth Opportunities Portfolio B              02/12/01            33           -           -           -           -
Met Investors Growth Opportunities Portfolio B, Series A    05/14/01             4           -           -           -           -
Met Investors Growth Opportunities Portfolio B, Series E    05/14/01             -           -           -           -           -
Met Investors Growth Opportunities Portfolio B, Series F    05/14/01             -           -           -           -           -
Met Investors Growth Opportunities Portfolio B, Series G    05/14/01             -           -           -           -           -
Met Investors Growth Opportunities Portfolio B, Series I    04/02/01             8           -           -           -           -
Met Investors Growth Opportunities Portfolio B, Series K    04/02/01            34           -           -           -           -
Met Investors Growth Opportunities Portfolio B, Series N    04/02/01             -           -           -           -           -
Met Investors Large Cap Research Portfolio                  02/17/98             -       2,824       2,084         590           -
Met Investors Large Cap Research Portfolio Series A         03/01/00             -           8           -           -           -
Met Investors Mid-Cap Value Portfolio                       11/07/97         3,772       3,367       1,437         892          89
Met Investors Mid-Cap Value Portfolio Series A              03/01/00           105          44           -           -           -
Met Investors Mid-Cap Value Portfolio B                     04/02/01           103           -           -           -           -
Met Investors Mid-Cap Value Portfolio B, Series A           05/14/01            33           -           -           -           -
Met Investors Mid-Cap Value Portfolio B, Series E           05/14/01             -           -           -           -           -
Met Investors Mid-Cap Value Portfolio B, Series F           05/14/01             -           -           -           -           -
Met Investors Mid-Cap Value Portfolio B, Series G           05/14/01            13           -           -           -           -
Met Investors Mid-Cap Value Portfolio B, Series I           04/02/01            14           -           -           -           -
Met Investors Mid-Cap Value Portfolio B, Series K           04/02/01            33           -           -           -           -
Met Investors Mid-Cap Value Portfolio B, Series N           04/02/01             3           -           -           -           -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                            Commenced               Sub-account Accumulation Unit Value
                                                                        -----------------------------------------------------------
                                                            Operations   6/30/01    12/31/00     12/31/99    12/31/98    12/31/97
                                                            ---------   ----------  ----------  ----------- ----------- -----------

Met Investors Enhanced Index Portfolio                      05/16/96  $ 18.519369   19.662648    22.548971   19.428505   14.889464
Met Investors Enhanced Index Portfolio Series A             03/01/00     8.890919    9.413898            -           -           -
Met Investors Enhanced Index Portfolio B                    04/02/01    18.507717           -            -           -           -
Met Investors Enhanced Index Portfolio B, Series A          05/14/01    18.520562           -            -           -           -
Met Investors Enhanced Index Portfolio B, Series E          05/14/01    18.517058           -            -           -           -
Met Investors Enhanced Index Portfolio B, Series F          05/14/01    18.514723           -            -           -           -
Met Investors Enhanced Index Portfolio B, Series G          05/14/01    18.511219           -            -           -           -
Met Investors Enhanced Index Portfolio B, Series I          04/02/01    18.501027           -            -           -           -
Met Investors Enhanced Index Portfolio B, Series K          04/02/01    18.496574           -            -           -           -
Met Investors Enhanced Index Portfolio B, Series N          04/02/01    18.489881           -            -           -           -
Met Investors International Equity Portfolio                05/14/96    11.319809   13.411509    16.333932   12.889314   11.462436
Met Investors International Equity Portfolio Series A       03/01/00     6.849235    8.092593            -           -           -
Met Investors International Equity Portfolio B              04/02/01    11.309246           -            -           -           -
Met Investors International Equity Portfolio B, Series A    05/14/01    11.317107           -            -           -           -
Met Investors International Equity Portfolio B, Series E    05/14/01    11.314964           -            -           -           -
Met Investors International Equity Portfolio B, Series F    05/14/01    11.313535           -            -           -           -
Met Investors International Equity Portfolio B, Series G    05/14/01    11.311391           -            -           -           -
Met Investors International Equity Portfolio B, Series I    04/02/01    11.305156           -            -           -           -
Met Investors International Equity Portfolio B, Series K    04/02/01    11.302424           -            -           -           -
Met Investors International Equity Portfolio B, Series N    04/02/01    11.298332           -            -           -           -
Met Investors Quality Bond Portfolio                        05/20/96    13.047569   12.707858    11.567172   11.914509   11.155144
Met Investors Quality Bond Portfolio Series A               03/01/00    11.331213   11.003000            -           -           -
Met Investors Quality Bond Portfolio B                      04/02/01    13.047568           -            -           -           -
Met Investors Quality Bond Portfolio B, Series A            05/14/01    13.056612           -            -           -           -
Met Investors Quality Bond Portfolio B, Series E            05/14/01    13.054143           -            -           -           -
Met Investors Quality Bond Portfolio B, Series F            05/14/01    13.052501           -            -           -           -
Met Investors Quality Bond Portfolio B, Series G            05/14/01    13.050033           -            -           -           -
Met Investors Quality Bond Portfolio B, Series I            04/02/01    13.042849           -            -           -           -
Met Investors Quality Bond Portfolio B, Series K            04/02/01    13.039709           -            -           -           -
Met Investors Quality Bond Portfolio B, Series N            04/02/01    13.034994           -            -           -           -
Met Investors Select Equity Portfolio                       05/15/96    16.569926   17.000707    18.384684   16.987203   14.053503
Met Investors Select Equity Portfolio Series A              03/01/00     9.704104    9.929074            -           -           -


                                                            Commenced               Sub-account Net Assets (in thousands)
                                                                        ----------------------------------------------------------
                                                            Operations   6/30/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                            ---------   ----------  ----------  ----------  ----------  ----------

Met Investors Enhanced Index Portfolio                      05/16/96  $    28,734      31,891      34,554      22,001      10,224
Met Investors Enhanced Index Portfolio Series A             03/01/00          280          90           -           -           -
Met Investors Enhanced Index Portfolio B                    04/02/01           43           -           -           -           -
Met Investors Enhanced Index Portfolio B, Series A          05/14/01            6           -           -           -           -
Met Investors Enhanced Index Portfolio B, Series E          05/14/01            -           -           -           -           -
Met Investors Enhanced Index Portfolio B, Series F          05/14/01            -           -           -           -           -
Met Investors Enhanced Index Portfolio B, Series G          05/14/01            -           -           -           -           -
Met Investors Enhanced Index Portfolio B, Series I          04/02/01            1           -           -           -           -
Met Investors Enhanced Index Portfolio B, Series K          04/02/01            -           -           -           -           -
Met Investors Enhanced Index Portfolio B, Series N          04/02/01            1           -           -           -           -
Met Investors International Equity Portfolio                05/14/96        9,399      11,735      13,704      10,046       6,351
Met Investors International Equity Portfolio Series A       03/01/00           61          57           -           -           -
Met Investors International Equity Portfolio B              04/02/01            2           -           -           -           -
Met Investors International Equity Portfolio B, Series A    05/14/01            -           -           -           -           -
Met Investors International Equity Portfolio B, Series E    05/14/01            -           -           -           -           -
Met Investors International Equity Portfolio B, Series F    05/14/01            -           -           -           -           -
Met Investors International Equity Portfolio B, Series G    05/14/01            -           -           -           -           -
Met Investors International Equity Portfolio B, Series I    04/02/01            2           -           -           -           -
Met Investors International Equity Portfolio B, Series K    04/02/01            -           -           -           -           -
Met Investors International Equity Portfolio B, Series N    04/02/01            1           -           -           -           -
Met Investors Quality Bond Portfolio                        05/20/96        7,638       7,305       7,280       5,970       2,617
Met Investors Quality Bond Portfolio Series A               03/01/00           28           0           -           -           -
Met Investors Quality Bond Portfolio B                      04/02/01           41           -           -           -           -
Met Investors Quality Bond Portfolio B, Series A            05/14/01           12           -           -           -           -
Met Investors Quality Bond Portfolio B, Series E            05/14/01            -           -           -           -           -
Met Investors Quality Bond Portfolio B, Series F            05/14/01            -           -           -           -           -
Met Investors Quality Bond Portfolio B, Series G            05/14/01            -           -           -           -           -
Met Investors Quality Bond Portfolio B, Series I            04/02/01           37           -           -           -           -
Met Investors Quality Bond Portfolio B, Series K            04/02/01           19           -           -           -           -
Met Investors Quality Bond Portfolio B, Series N            04/02/01            3           -           -           -           -
Met Investors Select Equity Portfolio                       05/15/96       19,096      20,638      22,759      17,884       9,845
Met Investors Select Equity Portfolio Series A              03/01/00          126          52           -           -           -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                                      Commenced            Sub-account Accumulation Unit Value
                                                                                  --------------------------------------------------
                                                                      Operations  6/30/01    12/31/00  12/31/99  12/31/98  12/31/97
                                                                      ---------   ---------  --------- --------- --------- ---------

Met Investors Select Equity Portfolio B                               04/02/01  $ 16.558219         -         -         -         -
Met Investors Select Equity Portfolio B, Series A                     05/14/01    16.569706         -         -         -         -
Met Investors Select Equity Portfolio B, Series E                     05/14/01    16.566573         -         -         -         -
Met Investors Select Equity Portfolio B, Series F                     05/14/01    16.564486         -         -         -         -
Met Investors Select Equity Portfolio B, Series G                     05/14/01    16.561350         -         -         -         -
Met Investors Select Equity Portfolio B, Series I                     04/02/01    16.552230         -         -         -         -
Met Investors Select Equity Portfolio B, Series K                     04/02/01    16.548243         -         -         -         -
Met Investors Select Equity Portfolio B, Series N                     04/02/01    16.542261         -         -         -         -
Met Investors Small Cap Stock  Portfolio                              05/15/96    15.501079 15.824498 17.932499 12.582885 13.491493
Met Investors Small Cap Stock  Portfolio Series A                     03/01/00     7.107578  7.235955         -         -         -
Met Investors Small Cap Stock  Portfolio B                            04/02/01    15.490551         -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series A                  05/14/01    15.501297         -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series E                  05/14/01    15.498367         -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series F                  05/14/01    15.496416         -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series G                  05/14/01    15.493485         -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series I                  04/02/01    15.484956         -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series K                  04/02/01    15.481230         -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series N                  04/02/01    15.475638         -         -         -         -
Met Investors Met Putnam Research  Portfolio B                        02/12/01     8.951900         -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series I              04/02/01     8.948223         -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series K              04/02/01     8.945772         -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series L              04/27/01     8.947263         -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series N              04/02/01     8.942098         -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series O              04/27/01     8.944946         -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series P              04/02/01     8.939651         -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series Q              04/27/01     8.943402         -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series S              04/02/01     8.935975         -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series T              04/27/01     8.941083         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B           02/12/01     9.300021         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series I 04/02/01     9.296198         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series K 04/02/01     9.293652         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series L 04/27/01     9.295201         -         -         -         -


                                                                      Commenced            Sub-account Net Assets (in thousands)
                                                                                  --------------------------------------------------
                                                                      Operations  6/30/01    12/31/00  12/31/99  12/31/98  12/31/97
                                                                      ---------   ---------  --------  --------  --------  ---------

Met Investors Select Equity Portfolio B                               04/02/01  $       99          -         -         -         -
Met Investors Select Equity Portfolio B, Series A                     05/14/01           -          -         -         -         -
Met Investors Select Equity Portfolio B, Series E                     05/14/01           -          -         -         -         -
Met Investors Select Equity Portfolio B, Series F                     05/14/01           -          -         -         -         -
Met Investors Select Equity Portfolio B, Series G                     05/14/01           -          -         -         -         -
Met Investors Select Equity Portfolio B, Series I                     04/02/01           1          -         -         -         -
Met Investors Select Equity Portfolio B, Series K                     04/02/01           2          -         -         -         -
Met Investors Select Equity Portfolio B, Series N                     04/02/01           -          -         -         -         -
Met Investors Small Cap Stock  Portfolio                              05/15/96       9,656     10,537    11,346     8,354     6,578
Met Investors Small Cap Stock  Portfolio Series A                     03/01/00          40         39         -         -         -
Met Investors Small Cap Stock  Portfolio B                            04/02/01           3          -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series A                  05/14/01           4          -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series E                  05/14/01           -          -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series F                  05/14/01           -          -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series G                  05/14/01           -          -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series I                  04/02/01           -          -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series K                  04/02/01           2          -         -         -         -
Met Investors Small Cap Stock  Portfolio B, Series N                  04/02/01           -          -         -         -         -
Met Investors Met Putnam Research  Portfolio B                        02/12/01           1          -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series I              04/02/01           -          -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series K              04/02/01           -          -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series L              04/27/01           -          -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series N              04/02/01           -          -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series O              04/27/01           -          -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series P              04/02/01           -          -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series Q              04/27/01           -          -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series S              04/02/01           -          -         -         -         -
Met Investors Met Putnam Research  Portfolio B, Series T              04/27/01           -          -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B           02/12/01           1          -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series I 04/02/01           -          -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series K 04/02/01           -          -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series L 04/27/01           -          -         -         -         -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                                       Commenced            Sub-account Accumulation Unit Value
                                                                                   -------------------------------------------------
                                                                       Operations  6/30/01    12/31/00  12/31/99  12/31/98  12/31/97
                                                                       ---------   ---------  --------  --------  --------  --------

Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series N  04/02/01  $  9.289836         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series O  04/27/01     9.292795         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series P  04/02/01     9.287286         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series Q  04/27/01     9.291189         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series S  04/02/01     9.283473         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series T  04/27/01     9.288780         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B                          02/12/01    10.102351         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series A                05/14/01    10.109458         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series E                05/14/01    10.107551         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series F                05/14/01    10.106275         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series G                05/14/01    10.104364         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series I                04/02/01    10.098167         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series K                04/02/01    10.095400         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series L                04/27/01    10.097086         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series N                04/02/01    10.091253         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series O                04/27/01    10.094471         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series P                04/02/01    10.088485         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series Q                04/27/01    10.092729         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series S                04/02/01    10.084342         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series T                04/27/01    10.090117         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B                     02/12/01     8.255304         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series I           04/02/01     8.251906         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series K           04/02/01     8.249636         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series L           04/27/01     8.251020         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series N           04/02/01     8.246241         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series O           04/27/01     8.248879         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series P           04/02/01     8.243975         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series Q           04/27/01     8.247457         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series S           04/02/01     8.240589         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series T           04/27/01     8.245317         -         -         -         -
Met Investors PIMCO Total Return Bond  Portfolio B                     02/12/01    10.056024         -         -         -         -
Met Investors PIMCO Total Return Bond  Portfolio B, Series I           04/02/01    10.051886         -         -         -         -


                                                                       Commenced         Sub-account Net Assets (in thousands)
                                                                                   -------------------------------------------------
                                                                       Operations  6/30/01   12/31/00  12/31/99  12/31/98  12/31/97
                                                                       ---------   --------  --------  --------  --------  ---------

Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series N  04/02/01  $        -         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series O  04/27/01           -         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series P  04/02/01           -         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series Q  04/27/01           -         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series S  04/02/01           -         -         -         -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series T  04/27/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B                          02/12/01          16         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series A                05/14/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series E                05/14/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series F                05/14/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series G                05/14/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series I                04/02/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series K                04/02/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series L                04/27/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series N                04/02/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series O                04/27/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series P                04/02/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series Q                04/27/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series S                04/02/01           -         -         -         -         -
Met Investors PIMCO Money Market  Portfolio B, Series T                04/27/01           -         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B                     02/12/01           1         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series I           04/02/01           -         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series K           04/02/01           -         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series L           04/27/01           -         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series N           04/02/01           -         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series O           04/27/01           -         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series P           04/02/01           -         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series Q           04/27/01           -         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series S           04/02/01           -         -         -         -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series T           04/27/01           -         -         -         -         -
Met Investors PIMCO Total Return Bond  Portfolio B                     02/12/01           1         -         -         -         -
Met Investors PIMCO Total Return Bond  Portfolio B, Series I           04/02/01           -         -         -         -         -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                                  Commenced             Sub-account Accumulation Unit Value
                                                                               -----------------------------------------------------
                                                                  Operations   6/30/01    12/31/00   12/31/99   12/31/98   12/31/97
                                                                  ----------   ---------  ---------  ---------  ---------  ---------

Met Investors PIMCO Total Return Bond  Portfolio B, Series K       04/02/01  $ 10.049132         -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series L       04/27/01    10.050816         -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series N       04/02/01    10.045005         -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series O       04/27/01    10.048213         -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series P       04/02/01    10.042252         -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series Q       04/27/01    10.046479         -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series S       04/02/01    10.038122         -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series T       04/27/01    10.043884         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B                        02/12/01     7.549292         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series I              04/02/01     7.546175         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series K              04/02/01     7.544094         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series L              04/27/01     7.545371         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series N              04/02/01     7.540981         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series O              04/27/01     7.543413         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series P              04/02/01     7.538907         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series Q              04/27/01     7.542106         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series S              04/02/01     7.535795         -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series T              04/27/01     7.540150         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B                      02/12/01     9.449208         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series I            04/02/01     9.445323         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series K            04/02/01     9.442731         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series L            04/27/01     9.444308         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series N            04/02/01     9.438853         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series O            04/27/01     9.441855         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series P            04/02/01     9.436266         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series Q            04/27/01     9.440222         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series S            04/02/01     9.432388         -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series T            04/27/01     9.437780         -          -          -          -
Met Investors MFS Research International  Portfolio B              02/12/01     9.101169         -          -          -          -
Met Investors MFS Research International  Portfolio B, Series I    04/02/01     9.097426         -          -          -          -
Met Investors MFS Research International  Portfolio B, Series K    04/02/01     9.094939         -          -          -          -
Met Investors MFS Research International  Portfolio B, Series L    04/27/01     9.096454         -          -          -          -


                                                                  Commenced             Sub-account Net Assets (in thousands)
                                                                               -----------------------------------------------------
                                                                  Operations   6/30/01    12/31/00   12/31/99   12/31/98   12/31/97
                                                                  ----------   ---------  ---------  ---------  ---------  ---------

Met Investors PIMCO Total Return Bond  Portfolio B, Series K       04/02/01  $        -          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series L       04/27/01           -          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series N       04/02/01           -          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series O       04/27/01           -          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series P       04/02/01           -          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series Q       04/27/01           -          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series S       04/02/01           -          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series T       04/27/01           -          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B                        02/12/01           1          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series I              04/02/01           -          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series K              04/02/01           -          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series L              04/27/01           -          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series N              04/02/01           -          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series O              04/27/01           -          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series P              04/02/01           -          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series Q              04/27/01           -          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series S              04/02/01           -          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series T              04/27/01           -          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B                      02/12/01           1          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series I            04/02/01           -          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series K            04/02/01           -          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series L            04/27/01           -          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series N            04/02/01           -          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series O            04/27/01           -          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series P            04/02/01           -          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series Q            04/27/01           -          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series S            04/02/01           -          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series T            04/27/01           -          -          -          -          -
Met Investors MFS Research International  Portfolio B              02/12/01           1          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series I    04/02/01           -          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series K    04/02/01           -          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series L    04/27/01           -          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                                 Commenced              Sub-account Accumulation Unit Value
                                                                             -------------------------------------------------------
                                                                 Operations   6/30/01    12/31/00    12/31/99   12/31/98   12/31/97
                                                                 ---------   ----------  ---------  ---------- ---------- ----------

Met Investors MFS Research International  Portfolio B, Series N  04/02/01  $  9.091194           -           -          -          -
Met Investors MFS Research International  Portfolio B, Series O  04/27/01     9.094092           -           -          -          -
Met Investors MFS Research International  Portfolio B, Series P  04/02/01     9.088709           -           -          -          -
Met Investors MFS Research International  Portfolio B, Series Q  04/27/01     9.092518           -           -          -          -
Met Investors MFS Research International  Portfolio B, Series S  04/02/01     9.084973           -           -          -          -
Met Investors MFS Research International  Portfolio B, Series T  04/27/01     9.090163           -           -          -          -
GACC Money Market Fund                                           12/04/97    12.322129   12.098833   11.525403  11.109949  10.667017
GACC Money Market Fund, Series A                                 03/01/00    10.737013   10.510000           -          -          -
Russell Multi-Style Equity Fund                                  12/31/97    11.529535   12.735637   14.719616  12.740123  10.000000
Russell Aggressive Equity Fund                                   12/31/97    10.143571   10.236749   10.461908  10.001283  10.000000
Russell Non-US Fund                                              12/31/97    10.565173   12.408858   14.706241  11.182808  10.000000
Russell Core Bond Fund                                           12/31/97    11.534362   11.302535   10.419502  10.631124  10.000000
Russell Real Estate Securities Fund                              07/01/99    12.474564   11.788740    9.395293   0.000000   0.000000
AIM V.I. Value Fund                                              12/31/97    13.163226   14.096940   16.748633  13.075597  10.000000
AIM V.I. Value Fund Series A                                     03/01/00     7.764629    8.292596           -          -          -
AIM V.I. Value Fund, Series E                                    05/14/01    13.169868           -           -
AIM V.I. Value Fund, Series F                                    05/14/01    13.168208           -           -
AIM V.I. Value Fund, Series G                                    05/14/01    13.165716           -           -
AIM V.I. Value Fund, Series I                                    04/02/01    13.158464           -           -
AIM V.I. Value Fund, Series K                                    04/02/01    13.155294           -           -
AIM V.I. Value Fund, Series N                                    04/02/01    13.150536           -           -
AIM V.I. Capital Appreciation Fund                               12/31/97    12.371770   14.783765   16.827440  11.800084  10.000000
AIM V.I. Capital Appreciation Fund Series A                      03/01/00     6.569845    7.829098           -          -          -
AIM V.I. Capital Appreciation Fund, Series E                     05/14/01    12.378016           -           -          -          -
AIM V.I. Capital Appreciation Fund, Series F                     05/14/01    12.376456           -           -          -          -
AIM V.I. Capital Appreciation Fund, Series G                     05/14/01    12.374112           -           -          -          -
AIM V.I. Capital Appreciation Fund, Series I                     04/02/01    12.367298           -           -          -          -
AIM V.I. Capital Appreciation Fund, Series K                     04/02/01    12.364319           -           -          -          -
AIM V.I. Capital Appreciation Fund, Series N                     04/02/01    12.359850           -           -          -          -
AIM V.I. International Equity Fund                               12/31/97    10.769049   12.671029   17.458837  11.418467  10.000000
AIM V.I. International Equity Fund Series A                      03/01/00     6.716433    7.880965           -          -          -
AIM V.I. International Equity Fund, Series E                     05/14/01    10.774487           -           -          -          -


                                                                  Commenced             Sub-account Net Assets (in thousands)
                                                                               -----------------------------------------------------
                                                                  Operations   6/30/01    12/31/00   12/31/99   12/31/98   12/31/97
                                                                  ----------   ---------  ---------  ---------  ---------  ---------

Met Investors MFS Research International  Portfolio B, Series N    04/02/01  $        -          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series O    04/27/01           -          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series P    04/02/01           -          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series Q    04/27/01           -          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series S    04/02/01           -          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series T    04/27/01           -          -          -          -          -
GACC Money Market Fund                                             12/04/97       2,905      2,091      1,821      1,440        150
GACC Money Market Fund, Series A                                   03/01/00           -          0          -          -          -
Russell Multi-Style Equity Fund                                    12/31/97       4,653      4,562      3,147        616          -
Russell Aggressive Equity Fund                                     12/31/97         929        852        463         87          -
Russell Non-US Fund                                                12/31/97       2,008      2,012      1,454        204          -
Russell Core Bond Fund                                             12/31/97       3,406      2,848      2,299        654          -
Russell Real Estate Securities Fund                                07/01/99         319        247         56          -          -
AIM V.I. Value Fund                                                12/31/97       6,115      5,472      2,659         37          -
AIM V.I. Value Fund Series A                                       03/01/00         291        260          -          -          -
AIM V.I. Value Fund, Series E                                      05/14/01           -          -          -          -          -
AIM V.I. Value Fund, Series F                                      05/14/01           -          -          -          -          -
AIM V.I. Value Fund, Series G                                      05/14/01          37          -          -          -          -
AIM V.I. Value Fund, Series I                                      04/02/01          14          -          -          -          -
AIM V.I. Value Fund, Series K                                      04/02/01           3          -          -          -          -
AIM V.I. Value Fund, Series N                                      04/02/01           -          -          -          -          -
AIM V.I. Capital Appreciation Fund                                 12/31/97       3,522      3,212      1,065         66          -
AIM V.I. Capital Appreciation Fund Series A                        03/01/00         183        141          -          -          -
AIM V.I. Capital Appreciation Fund, Series E                       05/14/01           -          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series F                       05/14/01           -          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series G                       05/14/01          37          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series I                       04/02/01           3          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series K                       04/02/01           2          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series N                       04/02/01           1          -          -          -          -
AIM V.I. International Equity Fund                                 12/31/97         674        606        337        174          -
AIM V.I. International Equity Fund Series A                        03/01/00          50         41          -          -          -
AIM V.I. International Equity Fund, Series E                       05/14/01           -          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                                Commenced             Sub-account Accumulation Unit Value
                                                                            --------------------------------------------------------
                                                                Operations   6/30/01    12/31/00    12/31/99   12/31/98    12/31/97
                                                                ---------   ----------  ---------  ---------- ----------- ----------

AIM V.I. International Equity Fund, Series F                    05/14/01  $ 10.773128           -           -          -           -
AIM V.I. International Equity Fund, Series G                    05/14/01    10.771091           -           -          -           -
AIM V.I. International Equity Fund, Series I                    04/02/01    10.765153           -           -          -           -
AIM V.I. International Equity Fund, Series K                    04/02/01    10.762550           -           -          -           -
AIM V.I. International Equity Fund, Series N                    04/02/01    10.758660           -           -          -           -
Alliance Premier Growth Portfolio                               12/31/97    13.845730   15.692886   19.075994  14.620511   10.000000
Alliance Premier Growth Portfolio B                             05/01/01    13.814933           -           -          -           -
Alliance Premier Growth Portfolio B, Series I                   04/10/01    13.810381           -           -          -           -
Alliance Premier Growth Portfolio B, Series K                   04/10/01    13.807349           -           -          -           -
Alliance Premier Growth Portfolio B, Series N                   04/10/01    13.802810           -           -          -           -
AllianceBernstein Real Estate Investment Portfolio              12/31/97    10.030453    9.352474    7.486033   8.000583   10.000000
AllianceBernstein Real Estate Investment Portfolio B            05/01/01    10.015180           -           -          -           -
AllianceBernstein Real Estate Investment Portfolio B, Series I  04/20/01    10.012308           -           -          -           -
AllianceBernstein Real Estate Investment Portfolio B, Series K  04/20/01    10.010391           -           -          -           -
AllianceBernstein Real Estate Investment Portfolio B, Series N  04/20/01    10.007519           -           -          -           -
Alliance Bernstein Small Cap Portfolio B                        05/01/01    10.137017           -           -          -           -
Alliance Bernstein Small Cap Portfolio B, Series I              05/01/01    10.134556           -           -          -           -
Alliance Bernstein Small Cap Portfolio B, Series K              05/01/01    10.132914           -           -          -           -
Alliance Bernstein Small Cap Portfolio B, Series N              05/01/01    10.130454           -           -          -           -
Alliance Bernstein Value Portfolio B                            05/01/01     9.917528           -           -          -           -
Alliance Bernstein Value Portfolio B, Series I                  05/01/01     9.915123           -           -          -           -
Alliance Bernstein Value Portfolio B, Series K                  05/01/01     9.913517           -           -          -           -
Alliance Bernstein Value Portfolio B, Series N                  05/01/01     9.911112           -           -          -           -
Liberty Newport Tiger Fund, Variable                            12/31/97    11.212581   12.810216   15.397535   9.278784   10.000000
Liberty Newport Tiger Fund, Variable Series I                   04/10/01    11.208894           -           -          -           -
Liberty Newport Tiger Fund, Variable Series K                   04/10/01    11.206434           -           -          -           -
Liberty Newport Tiger Fund, Variable Series N                   04/10/01    11.202755           -           -          -           -
Goldman Sachs Growth and Income Fund                            03/31/98     9.049168    9.683455   10.302541   9.911702           -
Goldman Sachs Growth and Income Fund, Series I                  04/10/01     9.046194           -           -          -           -
Goldman Sachs Growth and Income Fund, Series K                  04/10/01     9.044213           -           -          -           -
Goldman Sachs Growth and Income Fund, Series N                  04/10/01     9.041235           -           -          -           -
Goldman Sachs International Equity Fund                         03/31/98    10.733784   12.707776   14.844433  11.416783           -


                                                                  Commenced             Sub-account Net Assets (in thousands)
                                                                               -----------------------------------------------------
                                                                  Operations   6/30/01    12/31/00   12/31/99   12/31/98   12/31/97
                                                                  ----------   ---------  ---------  ---------  ---------  ---------

AIM V.I. International Equity Fund, Series F                       05/14/01  $        -          -          -          -          -
AIM V.I. International Equity Fund, Series G                       05/14/01           -          -          -          -          -
AIM V.I. International Equity Fund, Series I                       04/02/01           3          -          -          -          -
AIM V.I. International Equity Fund, Series K                       04/02/01           -          -          -          -          -
AIM V.I. International Equity Fund, Series N                       04/02/01           -          -          -          -          -
Alliance Premier Growth Portfolio                                  12/31/97       3,865      3,817      2,496        919          -
Alliance Premier Growth Portfolio B                                05/01/01          24          -          -          -          -
Alliance Premier Growth Portfolio B, Series I                      04/10/01          45          -          -          -          -
Alliance Premier Growth Portfolio B, Series K                      04/10/01          24          -          -          -          -
Alliance Premier Growth Portfolio B, Series N                      04/10/01          52          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio                 12/31/97         706        522        220        177          -
AllianceBernstein Real Estate Investment Portfolio B               05/01/01          10          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio B, Series I     04/20/01          15          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio B, Series K     04/20/01           9          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio B, Series N     04/20/01          20          -          -          -          -
Alliance Bernstein Small Cap Portfolio B                           05/01/01           3          -          -          -          -
Alliance Bernstein Small Cap Portfolio B, Series I                 05/01/01           -          -          -          -          -
Alliance Bernstein Small Cap Portfolio B, Series K                 05/01/01           -          -          -          -          -
Alliance Bernstein Small Cap Portfolio B, Series N                 05/01/01           -          -          -          -          -
Alliance Bernstein Value Portfolio B                               05/01/01           -          -          -          -          -
Alliance Bernstein Value Portfolio B, Series I                     05/01/01           -          -          -          -          -
Alliance Bernstein Value Portfolio B, Series K                     05/01/01           -          -          -          -          -
Alliance Bernstein Value Portfolio B, Series N                     05/01/01           -          -          -          -          -
Liberty Newport Tiger Fund, Variable                               12/31/97          85         92         41         22          -
Liberty Newport Tiger Fund, Variable Series I                      04/10/01           -          -          -          -          -
Liberty Newport Tiger Fund, Variable Series K                      04/10/01           -          -          -          -          -
Liberty Newport Tiger Fund, Variable Series N                      04/10/01           -          -          -          -          -
Goldman Sachs Growth and Income Fund                               03/31/98         349        373        282        130          -
Goldman Sachs Growth and Income Fund, Series I                     04/10/01           -          -          -          -          -
Goldman Sachs Growth and Income Fund, Series K                     04/10/01           -          -          -          -          -
Goldman Sachs Growth and Income Fund, Series N                     04/10/01           -          -          -          -          -
Goldman Sachs International Equity Fund                            03/31/98         345        362        402        181          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                             Commenced                Sub-account Accumulation Unit Value
                                                                         -----------------------------------------------------------
                                                             Operations   6/30/01    12/31/00     12/31/99    12/31/98    12/31/97
                                                             ---------   ----------  ----------  ----------- ----------- -----------

Goldman Sachs International Equity Fund, Series I            04/10/01  $ 10.730255           -            -           -           -
Goldman Sachs International Equity Fund, Series K            04/10/01    10.727899           -            -           -           -
Goldman Sachs International Equity Fund, Series N            04/10/01    10.724366           -            -           -           -
Goldman Sachs Global Income Fund                             03/31/98    11.586727   11.353358    10.556976   10.815310           -
Goldman Sachs Global Income Fund, Series I                   04/10/01    11.582915           -            -           -           -
Goldman Sachs Global Income Fund, Series K                   04/10/01    11.580377           -            -           -           -
Goldman Sachs Global Income Fund, Series N                   04/10/01    11.576568           -            -           -           -
Goldman Sachs Internet Tollkeeper Fund                       07/03/00     5.593557    6.512850            -           -           -
Goldman Sachs Internet Tollkeeper Fund, Series I             04/10/01     5.591718           -            -           -           -
Goldman Sachs Internet Tollkeeper Fund, Series K             04/10/01     5.590489           -            -           -           -
Goldman Sachs Internet Tollkeeper Fund, Series N             04/10/01     5.588646           -            -           -           -
Scudder II Dreman High Return Equity Portfolio               05/15/98    12.586448   12.030000     9.270000   10.489000           -
Scudder II Small Cap Growth Portfolio                        12/31/97    11.365999   13.645796    15.505196   11.687795   10.000000
Scudder II Small Cap Growth Portfolio, Series I              04/10/01    11.362383           -            -           -           -
Scudder II Small Cap Growth Portfolio, Series K              04/10/01    11.359975           -            -           -           -
Scudder II Small Cap Growth Portfolio, Series N              04/10/01    11.356362           -            -           -           -
Scudder II Small Cap Value Portfolio                         12/31/97    10.542651    9.117475     8.886027    8.770360   10.000000
Scudder II Small Cap Value Portfolio, Series I               04/10/01    10.539312
Scudder II Small Cap Value Portfolio, Series K               04/10/01    10.537085
Scudder II Small Cap Value Portfolio, Series N               04/10/01    10.533738
Scudder II Government Securities Portfolio                   12/31/97    11.859809   11.550173    10.558404   10.634608   10.000000
Scudder II Government Securities Portfolio, Series I         04/10/01    11.856041           -            -           -           -
Scudder II Government Securities Portfolio, Series K         04/10/01    11.853535           -            -           -           -
Scudder II Government Securities Portfolio, Series N         04/10/01    11.849766           -            -           -           -
MFS Bond Series                                              05/15/98    11.513683   11.173000    10.288000   10.509000           -
MFS Research Series                                          12/31/97    12.084458   13.978951    14.897867   12.179142   10.000000
MFS Research Series B                                        04/10/01    12.069397           -            -           -           -
MFS Research Series B, Series I                              04/10/01    12.065429           -            -           -           -
MFS Research Series B, Series K                              04/10/01    12.062781           -            -           -           -
MFS Research Series B, Series N                              04/10/01    12.058810           -            -           -           -
MFS Emerging Growth Series                                   12/31/97    13.960336   18.297017    23.079105   13.244101   10.000000
MFS Emerging Growth Series B                                 04/10/01    13.936441           -            -           -           -


                                                                 Commenced             Sub-account Net Assets (in thousands)
                                                                              -----------------------------------------------------
                                                                 Operations   6/30/01    12/31/00   12/31/99   12/31/98  12/31/97
                                                                 ----------   ---------  ---------  ---------  --------- ----------

Goldman Sachs International Equity Fund, Series I                 04/10/01  $        -          -          -          -          -
Goldman Sachs International Equity Fund, Series K                 04/10/01           -          -          -          -          -
Goldman Sachs International Equity Fund, Series N                 04/10/01           -          -          -          -          -
Goldman Sachs Global Income Fund                                  03/31/98          86         55         33         32          -
Goldman Sachs Global Income Fund, Series I                        04/10/01           -          -          -          -          -
Goldman Sachs Global Income Fund, Series K                        04/10/01           2          -          -          -          -
Goldman Sachs Global Income Fund, Series N                        04/10/01           -          -          -          -          -
Goldman Sachs Internet Tollkeeper Fund                            07/03/00         135         82          -          -          -
Goldman Sachs Internet Tollkeeper Fund, Series I                  04/10/01           -          -          -          -          -
Goldman Sachs Internet Tollkeeper Fund, Series K                  04/10/01           1          -          -          -          -
Goldman Sachs Internet Tollkeeper Fund, Series N                  04/10/01           -          -          -          -          -
Scudder II Dreman High Return Equity Portfolio                    05/15/98           -          0          -          -          -
Scudder II Small Cap Growth Portfolio                             12/31/97         230        231        127         45          -
Scudder II Small Cap Growth Portfolio, Series I                   04/10/01           -          -          -          -          -
Scudder II Small Cap Growth Portfolio, Series K                   04/10/01           -          -          -          -          -
Scudder II Small Cap Growth Portfolio, Series N                   04/10/01           -          -          -          -          -
Scudder II Small Cap Value Portfolio                              12/31/97         371        319        246        146          -
Scudder II Small Cap Value Portfolio, Series I                    04/10/01           -
Scudder II Small Cap Value Portfolio, Series K                    04/10/01           -
Scudder II Small Cap Value Portfolio, Series N                    04/10/01           -
Scudder II Government Securities Portfolio                        12/31/97         245        271        220         27          -
Scudder II Government Securities Portfolio, Series I              04/10/01           -          -          -          -          -
Scudder II Government Securities Portfolio, Series K              04/10/01           -          -          -          -          -
Scudder II Government Securities Portfolio, Series N              04/10/01           -          -          -          -          -
MFS Bond Series                                                   05/15/98           -          0          -          -          -
MFS Research Series                                               12/31/97       1,250      1,281        926        317          -
MFS Research Series B                                             04/10/01           -          -          -          -          -
MFS Research Series B, Series I                                   04/10/01           -          -          -          -          -
MFS Research Series B, Series K                                   04/10/01           -          -          -          -          -
MFS Research Series B, Series N                                   04/10/01           -          -          -          -          -
MFS Emerging Growth Series                                        12/31/97       1,420      1,717      1,444        632          -
MFS Emerging Growth Series B                                      04/10/01           -          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                       Commenced             Sub-account Accumulation Unit Value
                                                                   -----------------------------------------------------------
                                                       Operations   6/30/01    12/31/00     12/31/99    12/31/98    12/31/97
                                                       ---------   ----------  ----------  ----------- ----------- -----------

MFS Emerging Growth Series B, Series I                 04/10/01  $ 13.931855           -            -           -           -
MFS Emerging Growth Series B, Series K                 04/10/01    13.928794           -            -           -           -
MFS Emerging Growth Series B, Series N                 04/10/01    13.924209           -            -           -           -
MFS Emerging Markets Equity                            12/31/97            -    6.825027     8.967637    6.581757   10.000000
MFS High Income Series                                 12/31/97     9.626502    9.527938    10.352934    9.863111   10.000000
MFS High Income Series B                               04/10/01     9.597080           -            -           -           -
MFS High Income Series B, Series I                     04/10/01     9.593924           -            -           -           -
MFS High Income Series B, Series K                     04/10/01     9.591826           -            -           -           -
MFS High Income Series B, Series N                     04/10/01     9.588668           -            -           -           -
MFS Global Governments Series                          12/31/97    10.572870   10.605301    10.252619   10.663503   10.000000
MFS Global Governments Series B                        04/10/01    10.567687           -            -           -           -
MFS Global Governments Series B, Series I              04/10/01    10.564213           -            -           -           -
MFS Global Governments Series B, Series K              04/10/01    10.561899           -            -           -           -
MFS Global Governments Series B, Series N              04/10/01    10.558425           -            -           -           -
MFS Investors Trust Series                             12/31/97    11.141595   12.509567    12.703932   12.075079   10.000000
MFS Investors Trust Series B                           04/10/01    11.124369           -            -           -           -
MFS Investors Trust Series B, Series I                 04/10/01    11.120717           -            -           -           -
MFS Investors Trust Series B, Series K                 04/10/01    11.118274           -            -           -           -
MFS Investors Trust Series B, Series N                 04/10/01    11.114616           -            -           -           -
MFS New Discovery Series                               09/01/00     8.418486    8.610486            -           -           -
MFS New Discovery Series B                             04/10/01     8.402009           -            -           -           -
MFS New Discovery Series B, Series I                   04/10/01     8.399249           -            -           -           -
MFS New Discovery Series B, Series K                   04/10/01     8.397405           -            -           -           -
MFS New Discovery Series B, Series N                   04/10/01     8.394646           -            -           -           -
New England Davis Venture Value E                      04/02/01    10.684531           -            -           -           -
New England Davis Venture Value E, Series I            04/02/01    10.680139           -            -           -           -
New England Davis Venture Value E, Series K            04/02/01    10.677214           -            -           -           -
New England Davis Venture Value E, Series L            04/27/01    10.678997           -            -           -           -
New England Davis Venture Value E, Series N            04/02/01    10.672832           -            -           -           -
New England Davis Venture Value E, Series O            04/27/01    10.676232           -            -           -           -
New England Davis Venture Value E, Series P            04/02/01    10.669903           -            -           -           -
New England Davis Venture Value E, Series Q            04/27/01    10.674383           -            -           -           -


                                                       Commenced              Sub-account Net Assets (in thousands)
                                                                    ----------------------------------------------------------
                                                       Operations    6/30/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                       ---------    ----------  ----------  ----------  ----------  ----------

MFS Emerging Growth Series B, Series I                 04/10/01  $          -           -           -           -           -
MFS Emerging Growth Series B, Series K                 04/10/01             -           -           -           -           -
MFS Emerging Growth Series B, Series N                 04/10/01             -           -           -           -           -
MFS Emerging Markets Equity                            12/31/97             -          24          35          28           -
MFS High Income Series                                 12/31/97           305         277         223         129           -
MFS High Income Series B                               04/10/01             -           -           -           -           -
MFS High Income Series B, Series I                     04/10/01             -           -           -           -           -
MFS High Income Series B, Series K                     04/10/01             -           -           -           -           -
MFS High Income Series B, Series N                     04/10/01             -           -           -           -           -
MFS Global Governments Series                          12/31/97            15          15          11           4           -
MFS Global Governments Series B                        04/10/01             -           -           -           -           -
MFS Global Governments Series B, Series I              04/10/01             -           -           -           -           -
MFS Global Governments Series B, Series K              04/10/01             -           -           -           -           -
MFS Global Governments Series B, Series N              04/10/01             -           -           -           -           -
MFS Investors Trust Series                             12/31/97         1,951       1,872       1,435         782           -
MFS Investors Trust Series B                           04/10/01            12           -           -           -           -
MFS Investors Trust Series B, Series I                 04/10/01            25           -           -           -           -
MFS Investors Trust Series B, Series K                 04/10/01            24           -           -           -           -
MFS Investors Trust Series B, Series N                 04/10/01             9           -           -           -           -
MFS New Discovery Series                               09/01/00           197           8           -           -           -
MFS New Discovery Series B                             04/10/01            14           -           -           -           -
MFS New Discovery Series B, Series I                   04/10/01            19           -           -           -           -
MFS New Discovery Series B, Series K                   04/10/01            12           -           -           -           -
MFS New Discovery Series B, Series N                   04/10/01            24           -           -           -           -
New England Davis Venture Value E                      04/02/01             1           -           -           -           -
New England Davis Venture Value E, Series I            04/02/01             -           -           -           -           -
New England Davis Venture Value E, Series K            04/02/01             -           -           -           -           -
New England Davis Venture Value E, Series L            04/27/01             -           -           -           -           -
New England Davis Venture Value E, Series N            04/02/01             -           -           -           -           -
New England Davis Venture Value E, Series O            04/27/01             -           -           -           -           -
New England Davis Venture Value E, Series P            04/02/01             -           -           -           -           -
New England Davis Venture Value E, Series Q            04/27/01             -           -           -           -           -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                           Commenced               Sub-account Accumulation Unit Value
                                                                       -----------------------------------------------------------
                                                           Operations   6/30/01    12/31/00     12/31/99    12/31/98    12/31/97
                                                           ---------   ----------  ----------  ----------- ----------- -----------

New England Davis Venture Value E, Series S                04/02/01  $ 10.665520           -            -           -           -
New England Davis Venture Value E, Series T                04/27/01    10.671620           -            -           -           -
New England Harris Oakmark MidCap Value B                  04/02/01    11.349623           -            -           -           -
New England Harris Oakmark MidCap Value B, Series I        04/02/01    11.344963           -            -           -           -
New England Harris Oakmark MidCap Value B, Series K        04/02/01    11.341863           -            -           -           -
New England Harris Oakmark MidCap Value B, Series L        04/27/01    11.343755           -            -           -           -
New England Harris Oakmark MidCap Value B, Series N        04/02/01    11.337209           -            -           -           -
New England Harris Oakmark MidCap Value B, Series O        04/27/01    11.340823           -            -           -           -
New England Harris Oakmark MidCap Value B, Series P        04/02/01    11.334108           -            -           -           -
New England Harris Oakmark MidCap Value B, Series Q        04/27/01    11.338868           -            -           -           -
New England Harris Oakmark MidCap Value B, Series S        04/02/01    11.329455           -            -           -           -
New England Harris Oakmark MidCap Value B, Series T        04/27/01    11.335934           -            -           -           -
Oppenheimer Capital Appreciation Fund                      12/31/97    15.894717   16.826586    17.103249   12.244057   10.000000
Oppenheimer Main Street Growth & Income Fund               12/31/97    10.426464   11.163254    12.409773   10.340279   10.000000
Oppenheimer High Income Fund                               12/31/97     9.793900    9.671790    10.189165    9.907918   10.000000
Oppenheimer Bond Fund                                      12/31/97    11.219525   10.720920    10.246949   10.551643   10.000000
Oppenheimer Strategic Bond Fund                            12/31/97    10.485010   10.431494    10.306821   10.164797   10.000000
Putnam VT Growth and Income Fund                           12/31/97    11.950055   12.178177    11.422706   11.403244   10.000000
Putnam VT Growth and Income Fund B                         04/10/01    11.920057           -            -           -           -
Putnam VT Growth and Income Fund B, Series I               04/10/01    11.916139           -            -           -           -
Putnam VT Growth and Income Fund B, Series K               04/10/01    11.913527           -            -           -           -
Putnam VT Growth and Income Fund B, Series N               04/10/01    11.909614           -            -           -           -
Putnam VT New Value Fund                                   12/31/97    13.504491   12.538577    10.379438   10.498075   10.000000
Putnam VT New Value Fund B                                 04/10/01    13.467801           -            -           -           -
Putnam VT New Value Fund B, Series I                       04/10/01    13.463373           -            -           -           -
Putnam VT New Value Fund B, Series K                       04/10/01    13.460424           -            -           -           -
Putnam VT New Value Fund B, Series N                       04/10/01    13.456006           -            -           -           -
Putnam VT Vista  Fund                                      12/31/97    13.042813   16.851509    17.797452   11.804097   10.000000
Putnam VT Vista  Fund B                                    04/10/01    13.016692           -            -           -           -
Putnam VT Vista  Fund B, Series I                          04/10/01    13.012410           -            -           -           -
Putnam VT Vista  Fund B, Series K                          04/10/01    13.009552           -            -           -           -
Putnam VT Vista  Fund B, Series N                          04/10/01    13.005267           -            -           -           -


                                                           Commenced                Sub-account Net Assets (in thousands)
                                                                        ----------------------------------------------------------
                                                           Operations    6/30/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                           ---------    ----------  ----------  ----------  ----------  ----------

New England Davis Venture Value E, Series S                04/02/01  $          -           -           -           -           -
New England Davis Venture Value E, Series T                04/27/01             -           -           -           -           -
New England Harris Oakmark MidCap Value B                  04/02/01             1           -           -           -           -
New England Harris Oakmark MidCap Value B, Series I        04/02/01             -           -           -           -           -
New England Harris Oakmark MidCap Value B, Series K        04/02/01             -           -           -           -           -
New England Harris Oakmark MidCap Value B, Series L        04/27/01             -           -           -           -           -
New England Harris Oakmark MidCap Value B, Series N        04/02/01             -           -           -           -           -
New England Harris Oakmark MidCap Value B, Series O        04/27/01             -           -           -           -           -
New England Harris Oakmark MidCap Value B, Series P        04/02/01             -           -           -           -           -
New England Harris Oakmark MidCap Value B, Series Q        04/27/01             -           -           -           -           -
New England Harris Oakmark MidCap Value B, Series S        04/02/01             -           -           -           -           -
New England Harris Oakmark MidCap Value B, Series T        04/27/01             -           -           -           -           -
Oppenheimer Capital Appreciation Fund                      12/31/97           496         517         273          62           -
Oppenheimer Main Street Growth & Income Fund               12/31/97           548         609         429         154           -
Oppenheimer High Income Fund                               12/31/97           297         317         261         104           -
Oppenheimer Bond Fund                                      12/31/97         1,061         875         735         489           -
Oppenheimer Strategic Bond Fund                            12/31/97           121         117          77          27           -
Putnam VT Growth and Income Fund                           12/31/97         2,246       2,060       1,502         914           -
Putnam VT Growth and Income Fund B                         04/10/01             -           -           -           -           -
Putnam VT Growth and Income Fund B, Series I               04/10/01             -           -           -           -           -
Putnam VT Growth and Income Fund B, Series K               04/10/01             -           -           -           -           -
Putnam VT Growth and Income Fund B, Series N               04/10/01             -           -           -           -           -
Putnam VT New Value Fund                                   12/31/97           125          74          24          23           -
Putnam VT New Value Fund B                                 04/10/01             -           -           -           -           -
Putnam VT New Value Fund B, Series I                       04/10/01             -           -           -           -           -
Putnam VT New Value Fund B, Series K                       04/10/01             -           -           -           -           -
Putnam VT New Value Fund B, Series N                       04/10/01             5           -           -           -           -
Putnam VT Vista  Fund                                      12/31/97           790         786         315          80           -
Putnam VT Vista  Fund B                                    04/10/01             1           -           -           -           -
Putnam VT Vista  Fund B, Series I                          04/10/01             -           -           -           -           -
Putnam VT Vista  Fund B, Series K                          04/10/01             -           -           -           -           -
Putnam VT Vista  Fund B, Series N                          04/10/01             3           -           -           -           -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                             Commenced              Sub-account Accumulation Unit Value
                                                                         -----------------------------------------------------------
                                                             Operations   6/30/01    12/31/00     12/31/99    12/31/98    12/31/97
                                                             ---------   ----------  ----------  ----------- ----------- -----------

Putnam VT International Growth  Fund                         12/31/97  $ 14.084986   16.542962    18.522808   11.729428   10.000000
Putnam VT International Growth  Fund B                       04/10/01    14.056516           -            -           -           -
Putnam VT International Growth  Fund B, Series I             04/10/01    14.051889           -            -           -           -
Putnam VT International Growth  Fund B, Series K             04/10/01    14.048807           -            -           -           -
Putnam VT International Growth  Fund B, Series N             04/10/01    14.044180           -            -           -           -
Putnam VT International New Opportunities  Fund              12/31/97    10.622257   13.848493    22.858952   11.420772   10.000000
Putnam VT International New Opportunities  Fund B            04/10/01    10.606566           -            -           -           -
Putnam VT International New Opportunities  Fund B, Series I  04/10/01    10.603070           -            -           -           -
Putnam VT International New Opportunities  Fund B, Series K  04/10/01    10.600746           -            -           -           -
Putnam VT International New Opportunities  Fund B, Series N  04/10/01    10.597256           -            -           -           -
Templeton Global Income Securities  Fund                     03/01/99     9.565079   10.074040     9.702219           -           -
Templeton Global Income Securities  Fund Series A            03/01/00    10.023246   10.523000            -           -           -
Templeton Global Income Securities  Fund B                   04/02/01     9.540278           -            -           -           -
Templeton Global Income Securities  Fund B, Series A         05/14/01     9.546894           -            -           -           -
Templeton Global Income Securities  Fund B, Series E         05/14/01     9.545087           -            -           -           -
Templeton Global Income Securities  Fund B, Series F         05/14/01     9.543879           -            -           -           -
Templeton Global Income Securities  Fund B, Series G         05/14/01     9.542080           -            -           -           -
Templeton Global Income Securities  Fund B, Series I         04/02/01     9.536827           -            -           -           -
Templeton Global Income Securities  Fund B, Series K         04/02/01     9.534526           -            -           -           -
Templeton Global Income Securities  Fund B, Series N         04/02/01     9.531075           -            -           -           -
Franklin Small Cap Fund                                      03/01/99    12.896286   14.613576    17.718917           -           -
Franklin Small Cap Fund Series A                             03/01/00     6.326757    7.149728            -           -           -
Franklin Small Cap Fund B                                    04/02/01    12.863183           -            -           -           -
Franklin Small Cap Fund B, Series A                          05/14/01    12.872117           -            -           -           -
Franklin Small Cap Fund B, Series E                          05/14/01    12.869681           -            -           -           -
Franklin Small Cap Fund B, Series F                          05/14/01    12.868055           -            -           -           -
Franklin Small Cap Fund B, Series G                          05/14/01    12.865617           -            -           -           -
Franklin Small Cap Fund B, Series I                          04/02/01    12.858528           -            -           -           -
Franklin Small Cap Fund B, Series K                          04/02/01    12.855428           -            -           -           -
Franklin Small Cap Fund B, Series N                          04/02/01    12.850781           -            -           -           -
Templeton Growth  Fund Securities  Fund                      03/02/99    14.001635   14.112403    13.322067           -           -
Templeton Growth  Fund Securities  Fund Series A             03/01/00    10.336975   10.390290            -           -           -


                                                             Commenced              Sub-account Net Assets (in thousands)
                                                                         ----------------------------------------------------------
                                                             Operations   6/30/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                             ---------   ----------  ----------  ----------  ----------  ----------

Putnam VT International Growth  Fund                         12/31/97  $     1,933       2,041       1,519         663           -
Putnam VT International Growth  Fund B                       04/10/01           19           -           -           -           -
Putnam VT International Growth  Fund B, Series I             04/10/01           28           -           -           -           -
Putnam VT International Growth  Fund B, Series K             04/10/01           20           -           -           -           -
Putnam VT International Growth  Fund B, Series N             04/10/01           34           -           -           -           -
Putnam VT International New Opportunities  Fund              12/31/97          269         312         199          55           -
Putnam VT International New Opportunities  Fund B            04/10/01            1           -           -           -           -
Putnam VT International New Opportunities  Fund B, Series I  04/10/01            -           -           -           -           -
Putnam VT International New Opportunities  Fund B, Series K  04/10/01            -           -           -           -           -
Putnam VT International New Opportunities  Fund B, Series N  04/10/01            4           -           -           -           -
Templeton Global Income Securities  Fund                     03/01/99           42          30           8           -           -
Templeton Global Income Securities  Fund Series A            03/01/00            -           -           -           -           -
Templeton Global Income Securities  Fund B                   04/02/01            3           -           -           -           -
Templeton Global Income Securities  Fund B, Series A         05/14/01            -           -           -           -           -
Templeton Global Income Securities  Fund B, Series E         05/14/01            -           -           -           -           -
Templeton Global Income Securities  Fund B, Series F         05/14/01            -           -           -           -           -
Templeton Global Income Securities  Fund B, Series G         05/14/01            -           -           -           -           -
Templeton Global Income Securities  Fund B, Series I         04/02/01            -           -           -           -           -
Templeton Global Income Securities  Fund B, Series K         04/02/01            -           -           -           -           -
Templeton Global Income Securities  Fund B, Series N         04/02/01            -           -           -           -           -
Franklin Small Cap Fund                                      03/01/99          766         843         128           -           -
Franklin Small Cap Fund Series A                             03/01/00            5           1           -           -           -
Franklin Small Cap Fund B                                    04/02/01            3           -           -           -           -
Franklin Small Cap Fund B, Series A                          05/14/01            -           -           -           -           -
Franklin Small Cap Fund B, Series E                          05/14/01            -           -           -           -           -
Franklin Small Cap Fund B, Series F                          05/14/01            -           -           -           -           -
Franklin Small Cap Fund B, Series G                          05/14/01            -           -           -           -           -
Franklin Small Cap Fund B, Series I                          04/02/01            -           -           -           -           -
Franklin Small Cap Fund B, Series K                          04/02/01            -           -           -           -           -
Franklin Small Cap Fund B, Series N                          04/02/01            -           -           -           -           -
Templeton Growth  Fund Securities  Fund                      03/02/99          315         276         116           -           -
Templeton Growth  Fund Securities  Fund Series A             03/01/00           49          43           -           -           -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                           Commenced            Sub-account Accumulation Unit Value
                                                                       -----------------------------------------------------------
                                                           Operations   6/30/01    12/31/00     12/31/99    12/31/98    12/31/97
                                                           ---------   ----------  ----------  ----------- ----------- -----------

Templeton Growth Securities Fund B                         04/02/01  $ 13.181871           -            -           -           -
Templeton Growth Securities Fund B, Series A               05/14/01    13.191017           -            -           -           -
Templeton Growth Securities Fund B, Series E               05/14/01    13.188522           -            -           -           -
Templeton Growth Securities Fund B, Series F               05/14/01    13.186859           -            -           -           -
Templeton Growth Securities Fund B, Series G               05/14/01    13.184365           -            -           -           -
Templeton Growth Securities Fund B, Series I               04/02/01    13.177105           -            -           -           -
Templeton Growth Securities Fund B, Series K               04/02/01    13.173928           -            -           -           -
Templeton Growth Securities Fund B, Series N               04/02/01    13.169169           -            -           -           -
Templeton International Securities Fund                    09/21/98     9.779531   10.762642    11.157985    9.149729           -
Templeton International Securities Fund Series A           03/01/00     9.092401    9.978887            -           -           -
Templeton International Securities Fund B                  04/02/01     9.769736           -            -           -           -
Templeton International Securities Fund B, Series A        05/14/01     9.776520           -            -           -           -
Templeton International Securities Fund B, Series E        05/14/01     9.774670           -            -           -           -
Templeton International Securities Fund B, Series F        05/14/01     9.773437           -            -           -           -
Templeton International Securities Fund B, Series G        05/14/01     9.771587           -            -           -           -
Templeton International Securities Fund B, Series I        04/02/01     9.766206           -            -           -           -
Templeton International Securities Fund B, Series K        04/02/01     9.763854           -            -           -           -
Templeton International Securities Fund B, Series N        04/02/01     9.760318           -            -           -           -
Templeton Developing Markets Securities Fund               09/21/98     7.566425    7.723336    11.479237    7.557531           -
Templeton Developing Markets Securities Fund B             04/10/01     7.543709           -            -           -           -
Templeton Developing Markets Securities Fund B, Series I   04/10/01     7.541230           -            -           -           -
Templeton Developing Markets Securities Fund B, Series K   04/10/01     7.539576           -            -           -           -
Templeton Developing Markets Securities Fund B, Series N   04/10/01     7.537098           -            -           -           -
Templeton Mutual Shares Securities Fund                    09/21/98    12.876924   11.605412    10.433275    9.646506           -
Templeton Mutual Shares Securities Fund B                  04/12/01    12.846436           -            -           -           -
Templeton Mutual Shares Securities Fund B, Series I        04/12/01    12.842322           -            -           -           -
Templeton Mutual Shares Securities Fund B, Series K        04/12/01    12.839578           -            -           -           -
Templeton Mutual Shares Securities Fund B, Series N        04/12/01    12.835465           -            -           -           -
Franklin Large Cap Growth Securities Fund                  03/01/99    14.412022   15.250381    14.687812           -           -
Franklin Large Cap Growth Securities Fund Series A         03/01/00     9.155256    9.661496            -           -           -
Franklin Large Cap Growth Securities Fund B                04/02/01    14.384511           -            -           -           -
Franklin Large Cap Growth Securities Fund B, Series A      05/14/01    14.394501           -            -           -           -


                                                           Commenced            Sub-account Net Assets (in thousands)
                                                                       ----------------------------------------------------------
                                                           Operations   6/30/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                           ---------   ----------  ----------  ----------  ----------  ----------

Templeton Growth Securities Fund B                         04/02/01  $         4           -           -           -           -
Templeton Growth Securities Fund B, Series A               05/14/01            -           -           -           -           -
Templeton Growth Securities Fund B, Series E               05/14/01            -           -           -           -           -
Templeton Growth Securities Fund B, Series F               05/14/01            -           -           -           -           -
Templeton Growth Securities Fund B, Series G               05/14/01            -           -           -           -           -
Templeton Growth Securities Fund B, Series I               04/02/01            -           -           -           -           -
Templeton Growth Securities Fund B, Series K               04/02/01            -           -           -           -           -
Templeton Growth Securities Fund B, Series N               04/02/01            -           -           -           -           -
Templeton International Securities Fund                    09/21/98          924         900         567          61           -
Templeton International Securities Fund Series A           03/01/00            5           2           -           -           -
Templeton International Securities Fund B                  04/02/01           20           -           -           -           -
Templeton International Securities Fund B, Series A        05/14/01           11           -           -           -           -
Templeton International Securities Fund B, Series E        05/14/01            -           -           -           -           -
Templeton International Securities Fund B, Series F        05/14/01            -           -           -           -           -
Templeton International Securities Fund B, Series G        05/14/01            -           -           -           -           -
Templeton International Securities Fund B, Series I        04/02/01            -           -           -           -           -
Templeton International Securities Fund B, Series K        04/02/01            -           -           -           -           -
Templeton International Securities Fund B, Series N        04/02/01            -           -           -           -           -
Templeton Developing Markets Securities Fund               09/21/98          414         334         152          53           -
Templeton Developing Markets Securities Fund B             04/10/01            8           -           -           -           -
Templeton Developing Markets Securities Fund B, Series I   04/10/01            2           -           -           -           -
Templeton Developing Markets Securities Fund B, Series K   04/10/01            4           -           -           -           -
Templeton Developing Markets Securities Fund B, Series N   04/10/01           18           -           -           -           -
Templeton Mutual Shares Securities Fund                    09/21/98          605         392          99           9           -
Templeton Mutual Shares Securities Fund B                  04/12/01           11           -           -           -           -
Templeton Mutual Shares Securities Fund B, Series I        04/12/01            6           -           -           -           -
Templeton Mutual Shares Securities Fund B, Series K        04/12/01            3           -           -           -           -
Templeton Mutual Shares Securities Fund B, Series N        04/12/01           40           -           -           -           -
Franklin Large Cap Growth Securities Fund                  03/01/99          993         833         157           -           -
Franklin Large Cap Growth Securities Fund Series A         03/01/00           79          66           -           -           -
Franklin Large Cap Growth Securities Fund B                04/02/01           11           -           -           -           -
Franklin Large Cap Growth Securities Fund B, Series A      05/14/01            -           -           -           -           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                          Commenced             Sub-account Accumulation Unit Value
                                                                      -----------------------------------------------------------
                                                          Operations   6/30/01    12/31/00     12/31/99    12/31/98    12/31/97
                                                          ---------   ----------  ----------  ----------- ----------- -----------

Franklin Large Cap Growth Securities Fund B, Series E     05/14/01  $ 14.391780           -            -           -           -
Franklin Large Cap Growth Securities Fund B, Series F     05/14/01    14.389963           -            -           -           -
Franklin Large Cap Growth Securities Fund B, Series G     05/14/01    14.387238           -            -           -           -
Franklin Large Cap Growth Securities Fund B, Series I     04/02/01    14.379312           -            -           -           -
Franklin Large Cap Growth Securities Fund B, Series K     04/02/01    14.375845           -            -           -           -
Franklin Large Cap Growth Securities Fund B, Series N     04/02/01    14.370645           -            -           -           -
Fidelity VIP Growth Portfolio                             02/17/98    14.005043   15.605705    17.780613   13.115493           -
Fidelity VIP Growth Portfolio B                           04/26/01    13.954554           -            -           -           -
Fidelity VIP Growth Portfolio B, Series I                 04/26/01    13.950881           -            -           -           -
Fidelity VIP Growth Portfolio B, Series K                 04/26/01    13.948429           -            -           -           -
Fidelity VIP Growth Portfolio B, Series N                 04/26/01    13.944761           -            -           -           -
Fidelity VIP II Contrafund Portfolio                      02/17/98    12.546000   14.028444    15.235791   12.429344           -
Fidelity VIP III Growth Portfolio Opportunities           02/17/98     8.996024    9.928970    12.142823   11.814000           -
Fidelity VIP III Growth Portfolio & Income Portfolio      02/17/98    11.764073   12.544412    13.198268   12.259160           -
Fidelity VIP Equity-Income Portfolio                      02/17/98    11.781914   11.971976    11.196008   10.674283           -
Fidelity VIP Equity-Income Portfolio B                    04/26/01    11.718074           -            -           -           -
Fidelity VIP Equity-Income Portfolio B, Series I          04/26/01    11.714988           -            -           -           -
Fidelity VIP Equity-Income Portfolio B, Series K          04/26/01    11.712933           -            -           -           -
Fidelity VIP Equity-Income Portfolio B, Series N          04/26/01    11.709857           -            -           -           -
Fidelity High Income Portfolio B                          04/26/01     9.575291           -            -           -           -
Fidelity High Income Portfolio B, Series I                04/26/01     9.572771           -            -           -           -
Fidelity High Income Portfolio B, Series K                04/26/01     9.571092           -            -           -           -
Fidelity High Income Portfolio B, Series N                04/26/01     9.568570           -            -           -           -
American Century VP Income & Growth Fund                  11/19/99     8.692276    9.100007    10.324878           -           -
American Century VP Income & Growth Fund, Series I        04/10/01     8.689415           -            -           -           -
American Century VP Income & Growth Fund, Series K        04/10/01     8.687509           -            -           -           -
American Century VP Income & Growth Fund, Series N        04/10/01     8.684657           -            -           -           -
American Century VP International Fund                    11/19/99     8.161515   10.292299    12.517000           -           -
American Century VP International Fund, Series I          04/10/01     8.158831           -            -           -           -
American Century VP International Fund, Series K          04/10/01     8.157035           -            -           -           -
American Century VP International Fund, Series N          04/10/01     8.154356           -            -           -           -
American Century VP Value Fund                            11/19/99    11.895229   11.172495     9.586953           -           -


                                                          Commenced             Sub-account Net Assets (in thousands)
                                                                      ----------------------------------------------------------
                                                          Operations   6/30/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                          ---------   ----------  ----------  ----------  ----------  ----------

Franklin Large Cap Growth Securities Fund B, Series E     05/14/01  $         -           -           -           -           -
Franklin Large Cap Growth Securities Fund B, Series F     05/14/01            -           -           -           -           -
Franklin Large Cap Growth Securities Fund B, Series G     05/14/01            -           -           -           -           -
Franklin Large Cap Growth Securities Fund B, Series I     04/02/01            2           -           -           -           -
Franklin Large Cap Growth Securities Fund B, Series K     04/02/01            -           -           -           -           -
Franklin Large Cap Growth Securities Fund B, Series N     04/02/01            -           -           -           -           -
Fidelity VIP Growth Portfolio                             02/17/98          104         120          85           7           -
Fidelity VIP Growth Portfolio B                           04/26/01            -           -           -           -           -
Fidelity VIP Growth Portfolio B, Series I                 04/26/01            -           -           -           -           -
Fidelity VIP Growth Portfolio B, Series K                 04/26/01            -           -           -           -           -
Fidelity VIP Growth Portfolio B, Series N                 04/26/01            -           -           -           -           -
Fidelity VIP II Contrafund Portfolio                      02/17/98           37          18           9           1           -
Fidelity VIP III Growth Portfolio Opportunities           02/17/98           18          19           6           1           -
Fidelity VIP III Growth Portfolio & Income Portfolio      02/17/98           82          94          92          26           -
Fidelity VIP Equity-Income Portfolio                      02/17/98           39          43          38           8           -
Fidelity VIP Equity-Income Portfolio B                    04/26/01            -           -           -           -           -
Fidelity VIP Equity-Income Portfolio B, Series I          04/26/01            -           -           -           -           -
Fidelity VIP Equity-Income Portfolio B, Series K          04/26/01            -           -           -           -           -
Fidelity VIP Equity-Income Portfolio B, Series N          04/26/01            -           -           -           -           -
Fidelity High Income Portfolio B                          04/26/01            -           -           -           -           -
Fidelity High Income Portfolio B, Series I                04/26/01            -           -           -           -           -
Fidelity High Income Portfolio B, Series K                04/26/01            -           -           -           -           -
Fidelity High Income Portfolio B, Series N                04/26/01            -           -           -           -           -
American Century VP Income & Growth Fund                  11/19/99          591         389          11           -           -
American Century VP Income & Growth Fund, Series I        04/10/01           31           -           -           -           -
American Century VP Income & Growth Fund, Series K        04/10/01           24           -           -           -           -
American Century VP Income & Growth Fund, Series N        04/10/01           50           -           -           -           -
American Century VP International Fund                    11/19/99           51          75           -           -           -
American Century VP International Fund, Series I          04/10/01            -           -           -           -           -
American Century VP International Fund, Series K          04/10/01            -           -           -           -           -
American Century VP International Fund, Series N          04/10/01            -           -           -           -           -
American Century VP Value Fund                            11/19/99          422         229           5           -           -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                          Commenced               Sub-account Accumulation Unit Value
                                                                      -----------------------------------------------------------
                                                          Operations   6/30/01    12/31/00     12/31/99    12/31/98    12/31/97
                                                          ---------   ----------  ----------  ----------- ----------- -----------

American Century VP Value Fund  Fund, Series I            04/10/01  $ 11.891321           - -          -           -           -
American Century VP Value Fund  Fund, Series K            04/10/01    11.888721           - -          -           -           -
American Century VP Value Fund  Fund, Series N            04/10/01    11.884814           - -          -           -           -
Dreyfus Stock Index Fund                                  11/19/99     8.562790    9.255242    10.336000           -           -
Dreyfus Stock Index Fund B                                04/10/01     8.531010           -            -           -           -
Dreyfus Stock Index Fund B, Series I                      04/10/01     8.528199           -            -           -           -
Dreyfus Stock Index Fund B, Series K                      04/10/01     8.526331           -            -           -           -
Dreyfus Stock Index Fund B, Series N                      04/10/01     8.523529           -            -           -           -
Dreyfus VIF Disciplined Stock Portfolio                   11/19/99     8.502578    9.249555    10.306000           -           -
Dreyfus VIF Disciplined Stock Portfolio B                 04/10/01     8.469076           -            -           -           -
Dreyfus VIF Disciplined Stock Portfolio B, Series I       04/10/01     8.466291           -            -           -           -
Dreyfus VIF Disciplined Stock Portfolio B, Series K       04/10/01     8.464437           -            -           -           -
Dreyfus VIF Disciplined Stock Portfolio B, Series N       04/10/01     8.461655           -            -           -           -
Dreyfus VIF Capital Appreciation Portfolio                11/19/99     9.247319    9.933529    10.128000           -           -
Dreyfus VIF Capital Appreciation Portfolio B              04/10/01     9.211958           -            -           -           -
Dreyfus VIF Capital Appreciation Portfolio B, Series I    04/10/01     9.208930           -            -           -           -
Dreyfus VIF Capital Appreciation Portfolio B, Series K    04/10/01     9.206913           -            -           -           -
Dreyfus VIF Capital Appreciation Portfolio B, Series N    04/10/01     9.203884           -            -           -           -
INVESCO VIF Dynamics Fund                                 11/19/99     8.525681   10.605154    11.148744           -           -
INVESCO VIF Dynamics Fund, Series I                       04/10/01     8.522869           -            -           -           -
INVESCO VIF Dynamics Fund, Series K                       04/10/01     8.520999           -            -           -           -
INVESCO VIF Dynamics Fund, Series N                       04/10/01     8.518189           -            -           -           -
INVESCO VIF High Yield Fund                               11/19/99     8.242067    8.814651    10.122749           -           -
INVESCO VIF High Yield Fund, Series I                     04/10/01     8.239361           -            -           -           -
INVESCO VIF High Yield Fund, Series K                     04/10/01     8.237550           -            -           -           -
INVESCO VIF High Yield Fund, Series N                     04/10/01     8.234839           -            -           -           -
PIMCO High Yield Bond Portfolio                           11/19/99     9.755968    9.864135    10.078000           -           -
PIMCO High Yield Bond Portfolio, Series I                 04/10/01     9.752760           -            -           -           -
PIMCO High Yield Bond Portfolio, Series K                 04/10/01     9.750625           -            -           -           -
PIMCO High Yield Bond Portfolio, Series N                 04/10/01     9.747414           -            -           -           -
PIMCO Low Duration Bond Portfolio                         11/19/99    11.012860   10.693186     9.969000           -           -
PIMCO Low Duration Bond Portfolio, Series I               04/10/01    11.009242           -            -           -           -


                                                          Commenced               Sub-account Net Assets (in thousands)
                                                                      ----------------------------------------------------------
                                                          Operations   6/30/01    12/31/00    12/31/99    12/31/98    12/31/97
                                                          ---------   ----------  ----------  ----------  ----------  ----------

American Century VP Value Fund  Fund, Series I            04/10/01  $        16           -           -           -           -
American Century VP Value Fund  Fund, Series K            04/10/01           10           -           -           -           -
American Century VP Value Fund  Fund, Series N            04/10/01           25           -           -           -           -
Dreyfus Stock Index Fund                                  11/19/99          187         199           -           -           -
Dreyfus Stock Index Fund B                                04/10/01            -           -           -           -           -
Dreyfus Stock Index Fund B, Series I                      04/10/01            -           -           -           -           -
Dreyfus Stock Index Fund B, Series K                      04/10/01            2           -           -           -           -
Dreyfus Stock Index Fund B, Series N                      04/10/01            -           -           -           -           -
Dreyfus VIF Disciplined Stock Portfolio                   11/19/99           64          41           -           -           -
Dreyfus VIF Disciplined Stock Portfolio B                 04/10/01            -           -           -           -           -
Dreyfus VIF Disciplined Stock Portfolio B, Series I       04/10/01            -           -           -           -           -
Dreyfus VIF Disciplined Stock Portfolio B, Series K       04/10/01            -           -           -           -           -
Dreyfus VIF Disciplined Stock Portfolio B, Series N       04/10/01            -           -           -           -           -
Dreyfus VIF Capital Appreciation Portfolio                11/19/99          337         274           -           -           -
Dreyfus VIF Capital Appreciation Portfolio B              04/10/01           12           -           -           -           -
Dreyfus VIF Capital Appreciation Portfolio B, Series I    04/10/01            6           -           -           -           -
Dreyfus VIF Capital Appreciation Portfolio B, Series K    04/10/01            -           -           -           -           -
Dreyfus VIF Capital Appreciation Portfolio B, Series N    04/10/01           41           -           -           -           -
INVESCO VIF Dynamics Fund                                 11/19/99          371         290          22           -           -
INVESCO VIF Dynamics Fund, Series I                       04/10/01           18           -           -           -           -
INVESCO VIF Dynamics Fund, Series K                       04/10/01           11           -           -           -           -
INVESCO VIF Dynamics Fund, Series N                       04/10/01           21           -           -           -           -
INVESCO VIF High Yield Fund                               11/19/99          134          77          10           -           -
INVESCO VIF High Yield Fund, Series I                     04/10/01           25           -           -           -           -
INVESCO VIF High Yield Fund, Series K                     04/10/01           16           -           -           -           -
INVESCO VIF High Yield Fund, Series N                     04/10/01            4           -           -           -           -
PIMCO High Yield Bond Portfolio                           11/19/99            8           1           -           -           -
PIMCO High Yield Bond Portfolio, Series I                 04/10/01            -           -           -           -           -
PIMCO High Yield Bond Portfolio, Series K                 04/10/01            -           -           -           -           -
PIMCO High Yield Bond Portfolio, Series N                 04/10/01            -           -           -           -           -
PIMCO Low Duration Bond Portfolio                         11/19/99           97           1           -           -           -
PIMCO Low Duration Bond Portfolio, Series I               04/10/01            -           -           -           -           -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                                 Commenced             Sub-account Accumulation Unit Value
                                                                              ----------------------------------------------------
                                                                 Operations   6/30/01    12/31/00   12/31/99   12/31/98   12/31/97
                                                                 ----------   ---------  ---------  ---------  ---------  --------

PIMCO Low Duration Bond Portfolio, Series K                       04/10/01  $ 11.006830         -          -          -         -
PIMCO Low Duration Bond Portfolio, Series N                       04/10/01    11.003215         -          -          -         -
PIMCO StocksPLUS Growth & Income Portfolio                        11/19/99     8.610947  9.279000  10.311000          -         -
PIMCO StocksPLUS Growth & Income Portfolio, Series I              04/10/01     8.608110         -          -          -         -
PIMCO StocksPLUS Growth & Income Portfolio, Series K              04/10/01     8.606226         -          -          -         -
PIMCO StocksPLUS Growth & Income Portfolio, Series N              04/10/01     8.603397         -          -          -         -
PIMCO Total Return Bond Portfolio                                 11/19/99    10.953533 10.753921   9.898482          -         -
PIMCO Total Return Bond Portfolio, Series I                       04/10/01    10.949936         -          -          -         -
PIMCO Total Return Bond Portfolio, Series K                       04/10/01    10.947528         -          -          -         -
PIMCO Total Return Bond Portfolio, Series N                       04/10/01    10.943930         -          -          -         -
Scudder International Portfolio                                   11/19/99     7.262994  8.982805   11.637458         -         -
Scudder International Portfolio B                                 04/10/01     7.249466         -          -          -         -
Scudder International Portfolio B, Series I                       04/10/01     7.247078         -          -          -         -
Scudder International Portfolio B, Series K                       04/10/01     7.245485         -          -          -         -
Scudder International Portfolio B, Series N                       04/10/01     7.243099         -          -          -         -



                                                                 Commenced              Sub-account Net Assets (in thousands)
                                                                               -----------------------------------------------------
                                                                 Operations    6/30/01    12/31/00   12/31/99   12/31/98   12/31/97
                                                                 ----------    ---------  ---------  ---------  ---------  ---------

PIMCO Low Duration Bond Portfolio, Series K                       04/10/01  $         -          -          -          -          -
PIMCO Low Duration Bond Portfolio, Series N                       04/10/01            -          -          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio                        11/19/99            -          0          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio, Series I              04/10/01           10          -          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio, Series K              04/10/01            -          -          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio, Series N              04/10/01            -          -          -          -          -
PIMCO Total Return Bond Portfolio                                 11/19/99          431        133         15          -          -
PIMCO Total Return Bond Portfolio, Series I                       04/10/01           37          -          -          -          -
PIMCO Total Return Bond Portfolio, Series K                       04/10/01           30          -          -          -          -
PIMCO Total Return Bond Portfolio, Series N                       04/10/01           10          -          -          -          -
Scudder International Portfolio                                   11/19/99          152        146          7          -          -
Scudder International Portfolio B                                 04/10/01            8          -          -          -          -
Scudder International Portfolio B, Series I                       04/10/01            3          -          -          -          -
Scudder International Portfolio B, Series K                       04/10/01            -          -          -          -          -
Scudder International Portfolio B, Series N                       04/10/01           24          -          -          -          -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                 Commenced          Sub-account Accumulation Unit Total Return
                                                                              ----------------------------------------------------
                                                                 Operations     2001       2000       1999       1998      1997
                                                                 ----------   ---------  ---------  ---------  ---------  --------

Met Investors Lord Abbett Growth and Income Portfolio             01/08/99      -4.81%     13.07%      9.90%          -         -
Met Investors Lord Abbett Growth and Income Portfolio, Series A   03/01/00      -4.55%     25.08%          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B           04/02/01      -4.93%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series A 05/14/01      -4.67%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series E 05/14/01      -4.74%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series F 05/14/01      -4.78%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series G 05/14/01      -4.86%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series I 04/02/01      -5.00%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series K 04/02/01      -5.04%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series L 04/27/01      -5.07%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series N 04/02/01      -5.11%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series O 04/27/01      -5.14%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series P 04/02/01      -8.42%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series Q 04/27/01      -5.19%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series S 04/02/01      -8.49%          -          -          -         -
Met Investors Lord Abbett Growth and Income Portfolio B, Series T 04/27/01      -5.26%          -          -          -         -
Met Investors Bond Debenture Portfolio                            05/20/96       1.50%     -0.59%      1.99%      4.77%    14.05%
Met Investors Bond Debenture Portfolio Series A                   03/01/00       1.78%     -1.33%          -          -         -
Met Investors Bond Debenture Portfolio B                          04/02/01       1.30%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series A                05/14/01       1.58%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series E                05/14/01       1.50%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series F                05/14/01       1.45%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series G                05/14/01       1.38%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series I                04/02/01       1.22%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series K                04/02/01       1.17%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series L                04/27/01       1.15%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series N                04/02/01       1.10%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series O                04/27/01       1.07%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series P                04/02/01      -1.90%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series Q                04/27/01       1.02%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series S                04/02/01      -1.98%          -          -          -         -
Met Investors Bond Debenture Portfolio B, Series T                04/27/01       0.95%          -          -          -         -


                                                                 Commenced     Sub-Account Expenses as a % of Average Net Assets*
                                                                              -----------------------------------------------------
                                                                 Operations     2001       2000       1999       1998       1997
                                                                 ----------   ---------  ---------  ---------  ---------  ---------

Met Investors Lord Abbett Growth and Income Portfolio             01/08/99       1.40%      1.40%      1.40%          -          -
Met Investors Lord Abbett Growth and Income Portfolio, Series A   03/01/00       0.85%      0.85%          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B           04/02/01       1.40%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series A 05/14/01       0.85%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series E 05/14/01       1.00%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series F 05/14/01       1.10%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series G 05/14/01       1.25%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series I 04/02/01       1.55%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series K 04/02/01       1.65%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series L 04/27/01       1.70%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series N 04/02/01       1.80%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series O 04/27/01       1.85%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series P 04/02/01       1.90%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series Q 04/27/01       1.95%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series S 04/02/01       2.05%          -          -          -          -
Met Investors Lord Abbett Growth and Income Portfolio B, Series T 04/27/01       2.10%          -          -          -          -
Met Investors Bond Debenture Portfolio                            05/20/96       1.40%      1.40%      1.40%      1.40%      1.40%
Met Investors Bond Debenture Portfolio Series A                   03/01/00       0.85%      0.85%          -          -          -
Met Investors Bond Debenture Portfolio B                          04/02/01       1.40%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series A                05/14/01       0.85%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series E                05/14/01       1.00%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series F                05/14/01       1.10%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series G                05/14/01       1.25%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series I                04/02/01       1.55%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series K                04/02/01       1.65%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series L                04/27/01       1.70%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series N                04/02/01       1.80%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series O                04/27/01       1.85%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series P                04/02/01       1.90%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series Q                04/27/01       1.95%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series S                04/02/01       2.05%          -          -          -          -
Met Investors Bond Debenture Portfolio B, Series T                04/27/01       2.10%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                 Commenced        Sub-account Accumulation Unit Total Return
                                                                              ----------------------------------------------------
                                                                 Operations     2001       2000       1999       1998      1997
                                                                 ----------   ---------  ---------  ---------  ---------  --------

Met Investors Developing Growth Portfolio                         11/07/97      -4.63%    -19.95%     30.58%      5.13%    -2.80%
Met Investors Developing Growth Portfolio Series A                03/01/00      -4.36%    -23.65%          -          -         -
Met Investors Developing Growth Portfolio B                       04/02/01      -4.69%          -          -          -         -
Met Investors Developing Growth Portfolio B, Series A             05/14/01      -4.42%          -          -          -         -
Met Investors Developing Growth Portfolio B, Series E             05/14/01      -4.50%          -          -          -         -
Met Investors Developing Growth Portfolio B, Series F             05/14/01      -4.54%          -          -          -         -
Met Investors Developing Growth Portfolio B, Series G             05/14/01      -4.62%          -          -          -         -
Met Investors Developing Growth Portfolio B, Series I             04/02/01      -4.76%          -          -          -         -
Met Investors Developing Growth Portfolio B, Series K             04/02/01      -4.81%          -          -          -         -
Met Investors Developing Growth Portfolio B, Series N             04/02/01      -4.88%          -          -          -         -
Met Investors Growth Opportunities Portfolio                      05/01/01      -0.54%          -          -          -         -
Met Investors Growth Opportunities Portfolio, Series A            05/01/01      -0.45%          -          -          -         -
Met Investors Growth Opportunities Portfolio B                    02/12/01      14.51%          -          -          -         -
Met Investors Growth Opportunities Portfolio B, Series A          05/14/01      14.68%          -          -          -         -
Met Investors Growth Opportunities Portfolio B, Series E          05/14/01      14.64%          -          -          -         -
Met Investors Growth Opportunities Portfolio B, Series F          05/14/01      14.60%          -          -          -         -
Met Investors Growth Opportunities Portfolio B, Series G          05/14/01      14.56%          -          -          -         -
Met Investors Growth Opportunities Portfolio B, Series I          04/02/01      14.46%          -          -          -         -
Met Investors Growth Opportunities Portfolio B, Series K          04/02/01      14.43%          -          -          -         -
Met Investors Growth Opportunities Portfolio B, Series N          04/02/01      14.38%          -          -          -         -
Met Investors Large Cap Research Portfolio                        02/17/98           -     11.04%     23.76%      9.94%         -
Met Investors Large Cap Research Portfolio Series A               03/01/00           -     23.98%          -          -         -
Met Investors Mid-Cap Value Portfolio                             11/07/97       2.31%     50.79%      4.19%     -0.29%     4.17%
Met Investors Mid-Cap Value Portfolio Series A                    03/01/00       2.59%     56.01%          -          -         -
Met Investors Mid-Cap Value Portfolio B                           04/02/01       2.26%          -          -          -         -
Met Investors Mid-Cap Value Portfolio B, Series A                 05/14/01       2.54%          -          -          -         -
Met Investors Mid-Cap Value Portfolio B, Series E                 05/14/01       2.46%          -          -          -         -
Met Investors Mid-Cap Value Portfolio B, Series F                 05/14/01       2.41%          -          -          -         -
Met Investors Mid-Cap Value Portfolio B, Series G                 05/14/01       2.34%          -          -          -         -
Met Investors Mid-Cap Value Portfolio B, Series I                 04/02/01       2.18%          -          -          -         -
Met Investors Mid-Cap Value Portfolio B, Series K                 04/02/01       2.13%          -          -          -         -
Met Investors Mid-Cap Value Portfolio B, Series N                 04/02/01       2.06%          -          -          -         -


                                                                 Commenced      Sub-Account Expenses as a % of Average Net Assets*
                                                                               -----------------------------------------------------
                                                                 Operations      2001       2000       1999       1998       1997
                                                                 ----------    ---------  ---------  ---------  ---------  ---------

Met Investors Developing Growth Portfolio                         11/07/97        1.40%      1.40%      1.40%      1.40%      1.40%
Met Investors Developing Growth Portfolio Series A                03/01/00        0.85%      0.85%          -          -          -
Met Investors Developing Growth Portfolio B                       04/02/01        1.40%          -          -          -          -
Met Investors Developing Growth Portfolio B, Series A             05/14/01        0.85%          -          -          -          -
Met Investors Developing Growth Portfolio B, Series E             05/14/01        1.00%          -          -          -          -
Met Investors Developing Growth Portfolio B, Series F             05/14/01        1.10%          -          -          -          -
Met Investors Developing Growth Portfolio B, Series G             05/14/01        1.25%          -          -          -          -
Met Investors Developing Growth Portfolio B, Series I             04/02/01        1.55%          -          -          -          -
Met Investors Developing Growth Portfolio B, Series K             04/02/01        1.65%          -          -          -          -
Met Investors Developing Growth Portfolio B, Series N             04/02/01        1.80%          -          -          -          -
Met Investors Growth Opportunities Portfolio                      05/01/01        1.40%          -          -          -          -
Met Investors Growth Opportunities Portfolio, Series A            05/01/01        0.85%          -          -          -          -
Met Investors Growth Opportunities Portfolio B                    02/12/01        1.40%          -          -          -          -
Met Investors Growth Opportunities Portfolio B, Series A          05/14/01        0.85%          -          -          -          -
Met Investors Growth Opportunities Portfolio B, Series E          05/14/01        1.00%          -          -          -          -
Met Investors Growth Opportunities Portfolio B, Series F          05/14/01        1.10%          -          -          -          -
Met Investors Growth Opportunities Portfolio B, Series G          05/14/01        1.25%          -          -          -          -
Met Investors Growth Opportunities Portfolio B, Series I          04/02/01        1.55%          -          -          -          -
Met Investors Growth Opportunities Portfolio B, Series K          04/02/01        1.65%          -          -          -          -
Met Investors Growth Opportunities Portfolio B, Series N          04/02/01        1.80%          -          -          -          -
Met Investors Large Cap Research Portfolio                        02/17/98        1.40%      1.40%      1.40%      1.40%          -
Met Investors Large Cap Research Portfolio Series A               03/01/00        0.85%      0.85%          -          -          -
Met Investors Mid-Cap Value Portfolio                             11/07/97        1.40%      1.40%      1.40%      1.40%      1.40%
Met Investors Mid-Cap Value Portfolio Series A                    03/01/00        0.85%      0.85%          -          -          -
Met Investors Mid-Cap Value Portfolio B                           04/02/01        1.40%          -          -          -          -
Met Investors Mid-Cap Value Portfolio B, Series A                 05/14/01        0.85%          -          -          -          -
Met Investors Mid-Cap Value Portfolio B, Series E                 05/14/01        1.00%          -          -          -          -
Met Investors Mid-Cap Value Portfolio B, Series F                 05/14/01        1.10%          -          -          -          -
Met Investors Mid-Cap Value Portfolio B, Series G                 05/14/01        1.25%          -          -          -          -
Met Investors Mid-Cap Value Portfolio B, Series I                 04/02/01        1.55%          -          -          -          -
Met Investors Mid-Cap Value Portfolio B, Series K                 04/02/01        1.65%          -          -          -          -
Met Investors Mid-Cap Value Portfolio B, Series N                 04/02/01        1.80%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                 Commenced       Sub-account Accumulation Unit Total Return
                                                                              ----------------------------------------------------
                                                                 Operations     2001       2000       1999       1998      1997
                                                                 ----------   ---------  ---------  ---------  ---------  --------

Met Investors Enhanced Index Portfolio                            05/16/96      -5.82%    -12.80%     16.06%     30.49%    31.36%
Met Investors Enhanced Index Portfolio Series A                   03/01/00      -5.56%     -5.86%          -          -         -
Met Investors Enhanced Index Portfolio B                          04/02/01      -5.94%          -          -          -         -
Met Investors Enhanced Index Portfolio B, Series A                05/14/01      -5.68%          -          -          -         -
Met Investors Enhanced Index Portfolio B, Series E                05/14/01      -5.75%          -          -          -         -
Met Investors Enhanced Index Portfolio B, Series F                05/14/01      -5.80%          -          -          -         -
Met Investors Enhanced Index Portfolio B, Series G                05/14/01      -5.87%          -          -          -         -
Met Investors Enhanced Index Portfolio B, Series I                04/02/01      -6.01%          -          -          -         -
Met Investors Enhanced Index Portfolio B, Series K                04/02/01      -6.05%          -          -          -         -
Met Investors Enhanced Index Portfolio B, Series N                04/02/01      -6.13%          -          -          -         -
Met Investors International Equity Portfolio                      05/14/96     -15.60%    -17.89%     26.73%     12.45%     4.52%
Met Investors International Equity Portfolio Series A             03/01/00     -15.36%    -19.01%          -          -         -
Met Investors International Equity Portfolio B                    04/02/01     -15.75%          -          -          -         -
Met Investors International Equity Portfolio B, Series A          05/14/01     -15.52%          -          -          -         -
Met Investors International Equity Portfolio B, Series E          05/14/01     -15.58%          -          -          -         -
Met Investors International Equity Portfolio B, Series F          05/14/01     -15.62%          -          -          -         -
Met Investors International Equity Portfolio B, Series G          05/14/01     -15.69%          -          -          -         -
Met Investors International Equity Portfolio B, Series I          04/02/01     -15.81%          -          -          -         -
Met Investors International Equity Portfolio B, Series K          04/02/01     -15.86%          -          -          -         -
Met Investors International Equity Portfolio B, Series N          04/02/01     -15.92%          -          -          -         -
Met Investors Quality Bond Portfolio                              05/20/96       2.67%      9.86%     -2.92%      6.81%     7.58%
Met Investors Quality Bond Portfolio Series A                     03/01/00       2.98%     10.03%          -          -         -
Met Investors Quality Bond Portfolio B                            04/02/01       2.56%          -          -          -         -
Met Investors Quality Bond Portfolio B, Series A                  05/14/01       2.84%          -          -          -         -
Met Investors Quality Bond Portfolio B, Series E                  05/14/01       2.76%          -          -          -         -
Met Investors Quality Bond Portfolio B, Series F                  05/14/01       2.71%          -          -          -         -
Met Investors Quality Bond Portfolio B, Series G                  05/14/01       2.64%          -          -          -         -
Met Investors Quality Bond Portfolio B, Series I                  04/02/01       2.48%          -          -          -         -
Met Investors Quality Bond Portfolio B, Series K                  04/02/01       2.43%          -          -          -         -
Met Investors Quality Bond Portfolio B, Series N                  04/02/01       2.36%          -          -          -         -
Met Investors Select Equity Portfolio                             05/15/96      -2.53%     -7.53%      8.23%     20.88%    29.67%
Met Investors Select Equity Portfolio Series A                    03/01/00      -2.27%     -0.71%          -          -         -


                                                                 Commenced      Sub-Account Expenses as a % of Average Net Assets*
                                                                               -----------------------------------------------------
                                                                 Operations      2001       2000       1999       1998       1997
                                                                 ----------    ---------  ---------  ---------  ---------  ---------

Met Investors Enhanced Index Portfolio                            05/16/96        1.40%      1.40%      1.40%      1.40%      1.40%
Met Investors Enhanced Index Portfolio Series A                   03/01/00        0.85%      0.85%          -          -          -
Met Investors Enhanced Index Portfolio B                          04/02/01        1.40%          -          -          -          -
Met Investors Enhanced Index Portfolio B, Series A                05/14/01        0.85%          -          -          -          -
Met Investors Enhanced Index Portfolio B, Series E                05/14/01        1.00%          -          -          -          -
Met Investors Enhanced Index Portfolio B, Series F                05/14/01        1.10%          -          -          -          -
Met Investors Enhanced Index Portfolio B, Series G                05/14/01        1.25%          -          -          -          -
Met Investors Enhanced Index Portfolio B, Series I                04/02/01        1.55%          -          -          -          -
Met Investors Enhanced Index Portfolio B, Series K                04/02/01        1.65%          -          -          -          -
Met Investors Enhanced Index Portfolio B, Series N                04/02/01        1.80%          -          -          -          -
Met Investors International Equity Portfolio                      05/14/96        1.40%      1.40%      1.40%      1.40%      1.40%
Met Investors International Equity Portfolio Series A             03/01/00        0.85%      0.85%          -          -          -
Met Investors International Equity Portfolio B                    04/02/01        1.40%          -          -          -          -
Met Investors International Equity Portfolio B, Series A          05/14/01        0.85%          -          -          -          -
Met Investors International Equity Portfolio B, Series E          05/14/01        1.00%          -          -          -          -
Met Investors International Equity Portfolio B, Series F          05/14/01        1.10%          -          -          -          -
Met Investors International Equity Portfolio B, Series G          05/14/01        1.25%          -          -          -          -
Met Investors International Equity Portfolio B, Series I          04/02/01        1.55%          -          -          -          -
Met Investors International Equity Portfolio B, Series K          04/02/01        1.65%          -          -          -          -
Met Investors International Equity Portfolio B, Series N          04/02/01        1.80%          -          -          -          -
Met Investors Quality Bond Portfolio                              05/20/96        1.40%      1.40%      1.40%      1.40%      1.40%
Met Investors Quality Bond Portfolio Series A                     03/01/00        0.85%      0.85%          -          -          -
Met Investors Quality Bond Portfolio B                            04/02/01        1.40%          -          -          -          -
Met Investors Quality Bond Portfolio B, Series A                  05/14/01        0.85%          -          -          -          -
Met Investors Quality Bond Portfolio B, Series E                  05/14/01        1.00%          -          -          -          -
Met Investors Quality Bond Portfolio B, Series F                  05/14/01        1.10%          -          -          -          -
Met Investors Quality Bond Portfolio B, Series G                  05/14/01        1.25%          -          -          -          -
Met Investors Quality Bond Portfolio B, Series I                  04/02/01        1.55%          -          -          -          -
Met Investors Quality Bond Portfolio B, Series K                  04/02/01        1.65%          -          -          -          -
Met Investors Quality Bond Portfolio B, Series N                  04/02/01        1.80%          -          -          -          -
Met Investors Select Equity Portfolio                             05/15/96        1.40%      1.40%      1.40%      1.40%      1.40%
Met Investors Select Equity Portfolio Series A                    03/01/00        0.85%      0.85%          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                      Commenced      Sub-account Accumulation Unit Total Return
                                                                                  --------------------------------------------------
                                                                      Operations   2001      2000       1999       1998       1997
                                                                      ---------   -------  ---------  ---------  ---------  --------

Met Investors Select Equity Portfolio B                               04/02/01    -2.70%          -          -          -          -
Met Investors Select Equity Portfolio B, Series A                     05/14/01    -2.44%          -          -          -          -
Met Investors Select Equity Portfolio B, Series E                     05/14/01    -2.51%          -          -          -          -
Met Investors Select Equity Portfolio B, Series F                     05/14/01    -2.56%          -          -          -          -
Met Investors Select Equity Portfolio B, Series G                     05/14/01    -2.63%          -          -          -          -
Met Investors Select Equity Portfolio B, Series I                     04/02/01    -2.78%          -          -          -          -
Met Investors Select Equity Portfolio B, Series K                     04/02/01    -2.83%          -          -          -          -
Met Investors Select Equity Portfolio B, Series N                     04/02/01    -2.90%          -          -          -          -
Met Investors Small Cap Stock  Portfolio                              05/15/96    -2.04%    -11.76%     42.52%     -6.74%     19.31%
Met Investors Small Cap Stock  Portfolio Series A                     03/01/00    -1.77%    -27.64%          -          -          -
Met Investors Small Cap Stock  Portfolio B                            04/02/01    -2.15%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series A                  05/14/01    -1.88%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series E                  05/14/01    -1.95%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series F                  05/14/01    -2.00%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series G                  05/14/01    -2.07%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series I                  04/02/01    -2.22%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series K                  04/02/01    -2.27%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series N                  04/02/01    -2.34%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B                        02/12/01     7.27%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series I              04/02/01     7.23%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series K              04/02/01     7.20%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series L              04/27/01     7.18%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series N              04/02/01     7.15%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series O              04/27/01     7.14%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series P              04/02/01     4.48%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series Q              04/27/01     7.11%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series S              04/02/01     4.43%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series T              04/27/01     7.06%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B           02/12/01     6.72%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series I 04/02/01     6.67%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series K 04/02/01     6.64%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series L 04/27/01     6.63%          -          -          -          -


                                                                      Commenced   Sub-Account Expenses as a % of Average Net Assets*
                                                                                  --------------------------------------------------
                                                                      Operations   2001      2000       1999       1998       1997
                                                                      ---------   -------  ---------  ---------  ---------  --------

Met Investors Select Equity Portfolio B                               04/02/01     1.40%          -          -          -          -
Met Investors Select Equity Portfolio B, Series A                     05/14/01     0.85%          -          -          -          -
Met Investors Select Equity Portfolio B, Series E                     05/14/01     1.00%          -          -          -          -
Met Investors Select Equity Portfolio B, Series F                     05/14/01     1.10%          -          -          -          -
Met Investors Select Equity Portfolio B, Series G                     05/14/01     1.25%          -          -          -          -
Met Investors Select Equity Portfolio B, Series I                     04/02/01     1.55%          -          -          -          -
Met Investors Select Equity Portfolio B, Series K                     04/02/01     1.65%          -          -          -          -
Met Investors Select Equity Portfolio B, Series N                     04/02/01     1.80%          -          -          -          -
Met Investors Small Cap Stock  Portfolio                              05/15/96     1.40%      1.40%      1.40%      1.40%      1.40%
Met Investors Small Cap Stock  Portfolio Series A                     03/01/00     0.85%      0.85%          -          -          -
Met Investors Small Cap Stock  Portfolio B                            04/02/01     1.40%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series A                  05/14/01     0.85%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series E                  05/14/01     1.00%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series F                  05/14/01     1.10%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series G                  05/14/01     1.25%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series I                  04/02/01     1.55%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series K                  04/02/01     1.65%          -          -          -          -
Met Investors Small Cap Stock  Portfolio B, Series N                  04/02/01     1.80%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B                        02/12/01     1.40%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series I              04/02/01     1.55%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series K              04/02/01     1.65%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series L              04/27/01     1.70%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series N              04/02/01     1.80%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series O              04/27/01     1.85%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series P              04/02/01     1.90%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series Q              04/27/01     1.95%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series S              04/02/01     2.05%          -          -          -          -
Met Investors Met Putnam Research  Portfolio B, Series T              04/27/01     2.10%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B           02/12/01     1.40%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series I 04/02/01     1.55%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series K 04/02/01     1.65%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series L 04/27/01     1.70%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                      Commenced       Sub-account Accumulation Unit Total Return
                                                                                  --------------------------------------------------
                                                                      Operations    2001     2000       1999       1998       1997
                                                                      ---------   --------  --------  ---------  ---------  --------

Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series N 04/02/01      6.60%         -          -          -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series O 04/27/01      6.58%         -          -          -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series P 04/02/01      3.90%         -          -          -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series Q 04/27/01      6.55%         -          -          -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series S 04/02/01      3.85%         -          -          -         -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series T 04/27/01      6.51%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B                         02/05/01      0.71%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series A               05/14/01      0.86%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series E               05/14/01      0.82%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series F               05/14/01      0.79%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series G               05/14/01      0.75%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series I               04/02/01      0.66%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series K               04/02/01      0.64%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series L               04/27/01      0.62%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series N               04/02/01      0.59%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series O               04/27/01      0.58%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series P               04/02/01     -2.41%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series Q               04/27/01      0.55%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series S               04/02/01     -2.45%         -          -          -         -
Met Investors PIMCO Money Market  Portfolio B, Series T               04/27/01      0.51%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B                    02/12/01      1.77%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series I          04/02/01      1.72%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series K          04/02/01      1.69%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series L          04/27/01      1.68%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series N          04/02/01      1.65%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series O          04/27/01      1.64%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series P          04/02/01     -1.30%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series Q          04/27/01      1.61%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series S          04/02/01     -1.34%         -          -          -         -
Met Investors Janus Aggressive Growth  Portfolio B, Series T          04/27/01      1.57%         -          -          -         -
Met Investors PIMCO Total Return Bond  Portfolio B                    02/12/01     -0.87%         -          -          -         -
Met Investors PIMCO Total Return Bond  Portfolio B, Series I          04/02/01     -0.91%         -          -          -         -


                                                                      Commenced  Sub-Account Expenses as a % of Average Net Assets*
                                                                                 ---------------------------------------------------
                                                                      Operations  2001      2000       1999       1998       1997
                                                                      ---------  -------  ---------  ---------  ---------  ---------

Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series N 04/02/01    1.80%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series O 04/27/01    1.85%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series P 04/02/01    1.90%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series Q 04/27/01    1.95%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series S 04/02/01    2.05%          -          -          -          -
Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series T 04/27/01    2.10%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B                         02/05/01    1.40%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series A               05/14/01    0.85%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series E               05/14/01    1.00%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series F               05/14/01    1.10%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series G               05/14/01    1.25%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series I               04/02/01    1.55%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series K               04/02/01    1.65%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series L               04/27/01    1.70%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series N               04/02/01    1.80%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series O               04/27/01    1.85%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series P               04/02/01    1.90%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series Q               04/27/01    1.95%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series S               04/02/01    2.05%          -          -          -          -
Met Investors PIMCO Money Market  Portfolio B, Series T               04/27/01    2.10%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B                    02/12/01    1.40%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B, Series I          04/02/01    1.55%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B, Series K          04/02/01    1.65%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B, Series L          04/27/01    1.70%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B, Series N          04/02/01    1.80%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B, Series O          04/27/01    1.85%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B, Series P          04/02/01    1.90%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B, Series Q          04/27/01    1.95%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B, Series S          04/02/01    2.05%          -          -          -          -
Met Investors Janus Aggressive Growth  Portfolio B, Series T          04/27/01    2.10%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B                    02/12/01    1.40%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series I          04/02/01    1.55%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                   Commenced       Sub-account Accumulation Unit Total Return
                                                                               -----------------------------------------------------
                                                                   Operations    2001       2000       1999       1998       1997
                                                                   ---------   ---------  ---------  ---------  ---------  ---------

Met Investors PIMCO Total Return Bond  Portfolio B, Series K       04/02/01      -0.93%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series L       04/27/01      -0.95%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series N       04/02/01      -0.97%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series O       04/27/01      -0.99%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series P       04/02/01      -4.05%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series Q       04/27/01      -1.02%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series S       04/02/01      -4.10%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series T       04/27/01      -1.06%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B                        02/12/01       3.53%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series I              04/02/01       3.48%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series K              04/02/01       3.45%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series L              04/27/01       3.44%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series N              04/02/01       3.41%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series O              04/27/01       3.40%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series P              04/02/01       0.55%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series Q              04/27/01       3.37%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series S              04/02/01       0.51%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series T              04/27/01       3.33%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B                      02/12/01      13.57%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series I            04/02/01      13.53%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series K            04/02/01      13.50%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series L            04/27/01      -0.01%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series N            04/02/01      13.45%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series O            04/27/01      13.43%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series P            04/02/01      11.09%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series Q            04/27/01      13.40%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series S            04/02/01      11.04%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series T            04/27/01      13.35%          -          -          -          -
Met Investors MFS Research International  Portfolio B              02/12/01       2.41%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series I    04/02/01       2.37%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series K    04/02/01       2.34%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series L    04/27/01       2.32%          -          -          -          -


                                                                   Commenced    Sub-Account Expenses as a % of Average Net Assets*
                                                                               -----------------------------------------------------
                                                                   Operations    2001       2000       1999       1998       1997
                                                                   ---------   ---------  ---------  ---------  ---------  ---------

Met Investors PIMCO Total Return Bond  Portfolio B, Series K       04/02/01       1.65%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series L       04/27/01       1.70%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series N       04/02/01       1.80%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series O       04/27/01       1.85%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series P       04/02/01       1.90%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series Q       04/27/01       1.95%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series S       04/02/01       2.05%          -          -          -          -
Met Investors PIMCO Total Return Bond  Portfolio B, Series T       04/27/01       2.10%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B                        02/12/01       1.40%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series I              04/02/01       1.55%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series K              04/02/01       1.65%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series L              04/27/01       1.70%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series N              04/02/01       1.80%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series O              04/27/01       1.85%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series P              04/02/01       1.90%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series Q              04/27/01       1.95%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series S              04/02/01       2.05%          -          -          -          -
Met Investors PIMCO Innovation  Portfolio B, Series T              04/27/01       2.10%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B                      02/12/01       1.40%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series I            04/02/01       1.55%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series K            04/02/01       1.65%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series L            04/27/01       1.70%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series N            04/02/01       1.80%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series O            04/27/01       1.85%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series P            04/02/01       1.90%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series Q            04/27/01       1.95%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series S            04/02/01       2.05%          -          -          -          -
Met Investors MFS Mid Cap Growth  Portfolio B, Series T            04/27/01       2.10%          -          -          -          -
Met Investors MFS Research International  Portfolio B              02/12/01       1.40%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series I    04/02/01       1.55%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series K    04/02/01       1.65%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series L    04/27/01       1.70%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                   Commenced        Sub-account Accumulation Unit Total Return
                                                                               -----------------------------------------------------
                                                                   Operations    2001       2000       1999       1998       1997
                                                                   ---------   ---------  ---------  ---------  ---------  ---------

Met Investors MFS Research International  Portfolio B, Series N    04/02/01       2.30%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series O    04/27/01       2.28%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series P    04/02/01      -0.62%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series Q    04/27/01       2.25%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series S    04/02/01      -0.66%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series T    04/27/01       2.21%          -          -          -          -
GACC Money Market Fund                                             12/04/97       1.85%      4.98%      3.74%      4.15%      0.34%
GACC Money Market Fund, Series A                                   03/01/00       2.16%      5.10%          -          -          -
Russell Multi-Style Equity Fund                                    12/31/97      -9.47%    -13.48%     15.54%     27.40%          -
Russell Aggressive Equity Fund                                     12/31/97      -0.91%     -2.15%      4.61%      0.01%          -
Russell Non-US Fund                                                12/31/97     -14.86%    -15.62%     31.51%     11.83%          -
Russell Core Bond Fund                                             12/31/97       2.05%      8.48%     -1.99%      6.31%          -
Russell Real Estate Securities Fund                                07/01/99       5.82%     25.48%     -6.05%          -          -
AIM V.I. Value Fund                                                12/31/97      -6.62%    -15.83%     28.09%     30.76%          -
AIM V.I. Value Fund Series A                                       03/01/00      -6.37%    -17.01%          -          -          -
AIM V.I. Value Fund, Series E                                      05/14/01      -6.43%          -          -          -          -
AIM V.I. Value Fund, Series F                                      05/14/01      -6.47%          -          -          -          -
AIM V.I. Value Fund, Series G                                      05/14/01      -6.54%          -          -          -          -
AIM V.I. Value Fund, Series I                                      04/02/01      -6.68%          -          -          -          -
AIM V.I. Value Fund, Series K                                      04/02/01      -6.73%          -          -          -          -
AIM V.I. Value Fund, Series N                                      04/02/01      -6.80%          -          -          -          -
AIM V.I. Capital Appreciation Fund                                 12/31/97     -16.32%    -12.15%     42.60%     18.00%          -
AIM V.I. Capital Appreciation Fund Series A                        03/01/00     -16.08%    -21.71%          -          -          -
AIM V.I. Capital Appreciation Fund, Series E                       05/14/01     -16.15%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series F                       05/14/01     -16.19%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series G                       05/14/01     -16.26%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series I                       04/02/01     -16.38%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series K                       04/02/01     -16.42%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series N                       04/02/01     -16.49%          -          -          -          -
AIM V.I. International Equity Fund                                 12/31/97     -15.01%    -27.42%     52.90%     14.19%          -
AIM V.I. International Equity Fund Series A                        03/01/00     -14.78%    -21.19%          -          -          -
AIM V.I. International Equity Fund, Series E                       05/14/01     -14.84%          -          -          -          -


                                                                   Commenced    Sub-Account Expenses as a % of Average Net Assets*
                                                                               -----------------------------------------------------
                                                                   Operations    2001       2000       1999       1998       1997
                                                                   ---------   ---------  ---------  ---------  ---------  ---------

Met Investors MFS Research International  Portfolio B, Series N    04/02/01       1.80%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series O    04/27/01       1.85%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series P    04/02/01       1.90%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series Q    04/27/01       1.95%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series S    04/02/01       2.05%          -          -          -          -
Met Investors MFS Research International  Portfolio B, Series T    04/27/01       2.10%          -          -          -          -
GACC Money Market Fund                                             12/04/97       1.40%      1.40%      1.40%      1.40%      1.40%
GACC Money Market Fund, Series A                                   03/01/00       0.85%      0.85%          -          -          -
Russell Multi-Style Equity Fund                                    12/31/97       1.40%      1.40%      1.40%      1.40%          -
Russell Aggressive Equity Fund                                     12/31/97       1.40%      1.40%      1.40%      1.40%          -
Russell Non-US Fund                                                12/31/97       1.40%      1.40%      1.40%      1.40%          -
Russell Core Bond Fund                                             12/31/97       1.40%      1.40%      1.40%      1.40%          -
Russell Real Estate Securities Fund                                07/01/99       1.40%      1.40%      1.40%          -          -
AIM V.I. Value Fund                                                12/31/97       1.40%      1.40%      1.40%      1.40%          -
AIM V.I. Value Fund Series A                                       03/01/00       0.85%      0.85%          -          -          -
AIM V.I. Value Fund, Series E                                      05/14/01       1.00%          -          -          -          -
AIM V.I. Value Fund, Series F                                      05/14/01       1.10%          -          -          -          -
AIM V.I. Value Fund, Series G                                      05/14/01       1.25%          -          -          -          -
AIM V.I. Value Fund, Series I                                      04/02/01       1.55%          -          -          -          -
AIM V.I. Value Fund, Series K                                      04/02/01       1.65%          -          -          -          -
AIM V.I. Value Fund, Series N                                      04/02/01       1.80%          -          -          -          -
AIM V.I. Capital Appreciation Fund                                 12/31/97       1.40%      1.40%      1.40%      1.40%          -
AIM V.I. Capital Appreciation Fund Series A                        03/01/00       0.85%      0.85%          -          -          -
AIM V.I. Capital Appreciation Fund, Series E                       05/14/01       1.00%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series F                       05/14/01       1.10%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series G                       05/14/01       1.25%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series I                       04/02/01       1.55%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series K                       04/02/01       1.65%          -          -          -          -
AIM V.I. Capital Appreciation Fund, Series N                       04/02/01       1.80%          -          -          -          -
AIM V.I. International Equity Fund                                 12/31/97       1.40%      1.40%      1.40%      1.40%          -
AIM V.I. International Equity Fund Series A                        03/01/00       0.85%      0.85%          -          -          -
AIM V.I. International Equity Fund, Series E                       05/14/01       1.00%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                  Commenced        Sub-account Accumulation Unit Total Return
                                                                              -----------------------------------------------------
                                                                  Operations    2001       2000       1999       1998       1997
                                                                  ---------   ---------  ---------  ---------  ---------  ---------

AIM V.I. International Equity Fund, Series F                      05/14/01     -14.89%          -          -          -          -
AIM V.I. International Equity Fund, Series G                      05/14/01     -14.95%          -          -          -          -
AIM V.I. International Equity Fund, Series I                      04/02/01     -15.08%          -          -          -          -
AIM V.I. International Equity Fund, Series K                      04/02/01     -15.12%          -          -          -          -
AIM V.I. International Equity Fund, Series N                      04/02/01     -15.18%          -          -          -          -
Alliance Premier Growth Portfolio                                 12/31/97     -11.77%    -17.74%     30.47%     46.21%          -
Alliance Premier Growth Portfolio B                               04/10/01     -11.87%          -          -          -          -
Alliance Premier Growth Portfolio B, Series I                     04/10/01     -11.94%          -          -          -          -
Alliance Premier Growth Portfolio B, Series K                     04/10/01     -11.98%          -          -          -          -
Alliance Premier Growth Portfolio B, Series N                     04/10/01     -12.05%          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio                12/31/97       7.25%     24.93%     -6.43%    -19.99%          -
AllianceBernstein Real Estate Investment Portfolio B              04/20/01      10.71%          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio B, Series I    04/20/01      10.68%          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio B, Series K    04/20/01      10.66%          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio B, Series N    04/20/01      10.63%          -          -          -          -
Alliance Bernstein Small Cap Portfolio B                          05/01/01       1.37%          -          -          -          -
Alliance Bernstein Small Cap Portfolio B, Series I                05/01/01       1.35%          -          -          -          -
Alliance Bernstein Small Cap Portfolio B, Series K                05/01/01       1.33%          -          -          -          -
Alliance Bernstein Small Cap Portfolio B, Series N                05/01/01       1.31%          -          -          -          -
Alliance Bernstein Value Portfolio B                              05/01/01      -0.83%          -          -          -          -
Alliance Bernstein Value Portfolio B, Series I                    05/01/01      -0.85%          -          -          -          -
Alliance Bernstein Value Portfolio B, Series K                    05/01/01      -0.87%          -          -          -          -
Alliance Bernstein Value Portfolio B, Series N                    05/01/01      -0.89%          -          -          -          -
Liberty Newport Tiger Fund, Variable                              12/31/97     -12.47%    -16.80%     65.94%     -7.21%          -
Liberty Newport Tiger Fund, Variable Series I                     04/10/01     -12.55%          -          -          -          -
Liberty Newport Tiger Fund, Variable Series K                     04/10/01     -12.60%          -          -          -          -
Liberty Newport Tiger Fund, Variable Series N                     04/10/01     -12.66%          -          -          -          -
Goldman Sachs Growth and Income Fund                              03/31/98      -6.55%     -6.01%      3.94%    -11.60%          -
Goldman Sachs Growth and Income Fund, Series I                    04/10/01      -6.63%          -          -          -          -
Goldman Sachs Growth and Income Fund, Series K                    04/10/01      -6.67%          -          -          -          -
Goldman Sachs Growth and Income Fund, Series N                    04/10/01      -6.74%          -          -          -          -
Goldman Sachs International Equity Fund                           03/31/98     -15.53%    -14.39%     30.02%      1.94%          -


                                                                  Commenced     Sub-Account Expenses as a % of Average Net Assets*
                                                                              -----------------------------------------------------
                                                                  Operations    2001       2000       1999       1998       1997
                                                                  ---------   ---------  ---------  ---------  ---------  ---------

AIM V.I. International Equity Fund, Series F                      05/14/01       1.10%          -          -          -          -
AIM V.I. International Equity Fund, Series G                      05/14/01       1.25%          -          -          -          -
AIM V.I. International Equity Fund, Series I                      04/02/01       1.55%          -          -          -          -
AIM V.I. International Equity Fund, Series K                      04/02/01       1.65%          -          -          -          -
AIM V.I. International Equity Fund, Series N                      04/02/01       1.80%          -          -          -          -
Alliance Premier Growth Portfolio                                 12/31/97       1.40%      1.40%      1.40%      1.40%          -
Alliance Premier Growth Portfolio B                               04/10/01       1.40%          -          -          -          -
Alliance Premier Growth Portfolio B, Series I                     04/10/01       1.55%          -          -          -          -
Alliance Premier Growth Portfolio B, Series K                     04/10/01       1.65%          -          -          -          -
Alliance Premier Growth Portfolio B, Series N                     04/10/01       1.80%          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio                12/31/97       1.40%      1.40%      1.40%      1.40%          -
AllianceBernstein Real Estate Investment Portfolio B              04/20/01       1.40%          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio B, Series I    04/20/01       1.55%          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio B, Series K    04/20/01       1.65%          -          -          -          -
AllianceBernstein Real Estate Investment Portfolio B, Series N    04/20/01       1.80%          -          -          -          -
Alliance Bernstein Small Cap Portfolio B                          05/01/01       1.40%          -          -          -          -
Alliance Bernstein Small Cap Portfolio B, Series I                05/01/01       1.55%          -          -          -          -
Alliance Bernstein Small Cap Portfolio B, Series K                05/01/01       1.65%          -          -          -          -
Alliance Bernstein Small Cap Portfolio B, Series N                05/01/01       1.80%          -          -          -          -
Alliance Bernstein Value Portfolio B                              05/01/01       1.40%          -          -          -          -
Alliance Bernstein Value Portfolio B, Series I                    05/01/01       1.55%          -          -          -          -
Alliance Bernstein Value Portfolio B, Series K                    05/01/01       1.65%          -          -          -          -
Alliance Bernstein Value Portfolio B, Series N                    05/01/01       1.80%          -          -          -          -
Liberty Newport Tiger Fund, Variable                              12/31/97       1.40%      1.40%      1.40%      1.40%          -
Liberty Newport Tiger Fund, Variable Series I                     04/10/01       1.55%          -          -          -          -
Liberty Newport Tiger Fund, Variable Series K                     04/10/01       1.65%          -          -          -          -
Liberty Newport Tiger Fund, Variable Series N                     04/10/01       1.80%          -          -          -          -
Goldman Sachs Growth and Income Fund                              03/31/98       1.40%      1.40%      1.40%      1.40%          -
Goldman Sachs Growth and Income Fund, Series I                    04/10/01       1.55%          -          -          -          -
Goldman Sachs Growth and Income Fund, Series K                    04/10/01       1.65%          -          -          -          -
Goldman Sachs Growth and Income Fund, Series N                    04/10/01       1.80%          -          -          -          -
Goldman Sachs International Equity Fund                           03/31/98       1.40%      1.40%      1.40%      1.40%          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                 Commenced         Sub-account Accumulation Unit Total Return
                                                                             -----------------------------------------------------
                                                                 Operations    2001       2000       1999       1998       1997
                                                                 ---------   ---------  ---------  ---------  ---------  ---------

Goldman Sachs International Equity Fund, Series I                04/10/01     -15.60%          -          -          -          -
Goldman Sachs International Equity Fund, Series K                04/10/01     -15.64%          -          -          -          -
Goldman Sachs International Equity Fund, Series N                04/10/01     -15.70%          -          -          -          -
Goldman Sachs Global Income Fund                                 03/31/98       2.06%      7.54%     -2.39%      6.53%          -
Goldman Sachs Global Income Fund, Series I                       04/10/01       1.98%          -          -          -          -
Goldman Sachs Global Income Fund, Series K                       04/10/01       1.93%          -          -          -          -
Goldman Sachs Global Income Fund, Series N                       04/10/01       1.85%          -          -          -          -
Goldman Sachs Internet Tollkeeper Fund                           07/03/00     -14.12%    -34.87%          -          -          -
Goldman Sachs Internet Tollkeeper Fund, Series I                 04/10/01     -14.20%          -          -          -          -
Goldman Sachs Internet Tollkeeper Fund, Series K                 04/10/01     -14.24%          -          -          -          -
Goldman Sachs Internet Tollkeeper Fund, Series N                 04/10/01     -14.31%          -          -          -          -
Scudder II Dreman High Return Equity Portfolio                   05/15/98       4.63%     29.77%    -11.62%      4.89%          -
Scudder II Small Cap Growth Portfolio                            12/31/97     -16.71%    -11.99%     32.66%     16.88%          -
Scudder II Small Cap Growth Portfolio, Series I                  04/10/01     -16.78%          -          -          -          -
Scudder II Small Cap Growth Portfolio, Series K                  04/10/01     -16.82%          -          -          -          -
Scudder II Small Cap Growth Portfolio, Series N                  04/10/01     -16.88%          -          -          -          -
Scudder II Small Cap Value Portfolio                             12/31/97      15.63%      2.60%      1.32%    -12.30%          -
Scudder II Small Cap Value Portfolio, Series I                   04/10/01      15.54%          -          -          -          -
Scudder II Small Cap Value Portfolio, Series K                   04/10/01      15.48%          -          -          -          -
Scudder II Small Cap Value Portfolio, Series N                   04/10/01      15.40%          -          -          -          -
Scudder II Government Securities Portfolio                       12/31/97       2.68%      9.39%     -0.72%      6.35%          -
Scudder II Government Securities Portfolio, Series I             04/10/01       2.60%          -          -          -          -
Scudder II Government Securities Portfolio, Series K             04/10/01       2.55%          -          -          -          -
Scudder II Government Securities Portfolio, Series N             04/10/01       2.48%          -          -          -          -
MFS Bond Series                                                  05/15/98       3.05%      8.60%     -2.10%      5.09%          -
MFS Research Series                                              12/31/97     -13.55%     -6.17%     22.32%     21.79%          -
MFS Research Series B                                            04/10/01     -13.68%          -          -          -          -
MFS Research Series B, Series I                                  04/10/01     -13.74%          -          -          -          -
MFS Research Series B, Series K                                  04/10/01     -13.79%          -          -          -          -
MFS Research Series B, Series N                                  04/10/01     -13.85%          -          -          -          -
MFS Emerging Growth Series                                       12/31/97     -23.70%    -20.72%     74.26%     32.44%          -
MFS Emerging Growth Series B                                     04/10/01     -23.79%          -          -          -          -


                                                                 Commenced     Sub-Account Expenses as a % of Average Net Assets*
                                                                             -----------------------------------------------------
                                                                 Operations    2001       2000       1999       1998       1997
                                                                 ---------   ---------  ---------  ---------  ---------  ---------

Goldman Sachs International Equity Fund, Series I                04/10/01       1.55%          -          -          -          -
Goldman Sachs International Equity Fund, Series K                04/10/01       1.65%          -          -          -          -
Goldman Sachs International Equity Fund, Series N                04/10/01       1.80%          -          -          -          -
Goldman Sachs Global Income Fund                                 03/31/98       1.40%      1.40%      1.40%      1.40%          -
Goldman Sachs Global Income Fund, Series I                       04/10/01       1.55%          -          -          -          -
Goldman Sachs Global Income Fund, Series K                       04/10/01       1.65%          -          -          -          -
Goldman Sachs Global Income Fund, Series N                       04/10/01       1.80%          -          -          -          -
Goldman Sachs Internet Tollkeeper Fund                           07/03/00       1.40%      1.40%          -          -          -
Goldman Sachs Internet Tollkeeper Fund, Series I                 04/10/01       1.55%          -          -          -          -
Goldman Sachs Internet Tollkeeper Fund, Series K                 04/10/01       1.65%          -          -          -          -
Goldman Sachs Internet Tollkeeper Fund, Series N                 04/10/01       1.80%          -          -          -          -
Scudder II Dreman High Return Equity Portfolio                   05/15/98       1.40%      1.40%      1.40%      1.40%          -
Scudder II Small Cap Growth Portfolio                            12/31/97       1.40%      1.40%      1.40%      1.40%          -
Scudder II Small Cap Growth Portfolio, Series I                  04/10/01       1.55%          -          -          -          -
Scudder II Small Cap Growth Portfolio, Series K                  04/10/01       1.65%          -          -          -          -
Scudder II Small Cap Growth Portfolio, Series N                  04/10/01       1.80%          -          -          -          -
Scudder II Small Cap Value Portfolio                             12/31/97       1.40%      1.40%      1.40%      1.40%          -
Scudder II Small Cap Value Portfolio, Series I                   04/10/01       1.55%          -          -          -          -
Scudder II Small Cap Value Portfolio, Series K                   04/10/01       1.65%          -          -          -          -
Scudder II Small Cap Value Portfolio, Series N                   04/10/01       1.80%          -          -          -          -
Scudder II Government Securities Portfolio                       12/31/97       1.40%      1.40%      1.40%      1.40%          -
Scudder II Government Securities Portfolio, Series I             04/10/01       1.55%          -          -          -          -
Scudder II Government Securities Portfolio, Series K             04/10/01       1.65%          -          -          -          -
Scudder II Government Securities Portfolio, Series N             04/10/01       1.80%          -          -          -          -
MFS Bond Series                                                  05/15/98       1.40%      1.40%      1.40%      1.40%          -
MFS Research Series                                              12/31/97       1.40%      1.40%      1.40%      1.40%          -
MFS Research Series B                                            04/10/01       1.40%          -          -          -          -
MFS Research Series B, Series I                                  04/10/01       1.55%          -          -          -          -
MFS Research Series B, Series K                                  04/10/01       1.65%          -          -          -          -
MFS Research Series B, Series N                                  04/10/01       1.80%          -          -          -          -
MFS Emerging Growth Series                                       12/31/97       1.40%      1.40%      1.40%      1.40%          -
MFS Emerging Growth Series B                                     04/10/01       1.40%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                  Commenced        Sub-account Accumulation Unit Total Return
                                                                              -----------------------------------------------------
                                                                  Operations    2001       2000       1999       1998       1997
                                                                  ---------   ---------  ---------  ---------  ---------  ---------

MFS Emerging Growth Series B, Series I                            04/10/01     -23.85%          -          -          -          -
MFS Emerging Growth Series B, Series K                            04/10/01     -23.88%          -          -          -          -
MFS Emerging Growth Series B, Series N                            04/10/01     -23.94%          -          -          -          -
MFS Emerging Markets Equity                                       12/31/97       0.00%    -23.89%     36.25%    -34.18%          -
MFS High Income Series                                            12/31/97       1.03%     -7.97%      4.97%     -1.37%          -
MFS High Income Series B                                          04/10/01       0.80%          -          -          -          -
MFS High Income Series B, Series I                                04/10/01       0.73%          -          -          -          -
MFS High Income Series B, Series K                                04/10/01       0.68%          -          -          -          -
MFS High Income Series B, Series N                                04/10/01       0.60%          -          -          -          -
MFS Global Governments Series                                     12/31/97      -0.31%      3.44%     -3.85%      6.63%          -
MFS Global Governments Series B                                   04/10/01      -0.41%          -          -          -          -
MFS Global Governments Series B, Series I                         04/10/01      -0.49%          -          -          -          -
MFS Global Governments Series B, Series K                         04/10/01      -0.54%          -          -          -          -
MFS Global Governments Series B, Series N                         04/10/01      -0.61%          -          -          -          -
MFS Investors Trust Series                                        12/31/97     -10.94%     -1.53%      5.21%     20.75%          -
MFS Investors Trust Series B                                      04/10/01     -11.03%          -          -          -          -
MFS Investors Trust Series B, Series I                            04/10/01     -11.09%          -          -          -          -
MFS Investors Trust Series B, Series K                            04/10/01     -11.14%          -          -          -          -
MFS Investors Trust Series B, Series N                            04/10/01     -11.21%          -          -          -          -
MFS New Discovery Series                                          09/01/00      -2.23%    -13.90%          -          -          -
MFS New Discovery Series B                                        04/10/01      -2.39%          -          -          -          -
MFS New Discovery Series B, Series I                              04/10/01      -2.46%          -          -          -          -
MFS New Discovery Series B, Series K                              04/10/01      -2.51%          -          -          -          -
MFS New Discovery Series B, Series N                              04/10/01      -2.58%          -          -          -          -
New England Davis Venture Value E                                 04/02/01      -7.90%          -          -          -          -
New England Davis Venture Value E, Series I                       04/02/01      -7.97%          -          -          -          -
New England Davis Venture Value E, Series K                       04/02/01      -8.01%          -          -          -          -
New England Davis Venture Value E, Series L                       04/27/01      -8.03%          -          -          -          -
New England Davis Venture Value E, Series N                       04/02/01      -8.08%          -          -          -          -
New England Davis Venture Value E, Series O                       04/27/01      -8.10%          -          -          -          -
New England Davis Venture Value E, Series P                       04/02/01     -11.53%          -          -          -          -
New England Davis Venture Value E, Series Q                       04/27/01      -8.15%          -          -          -          -


                                                                  Commenced      Sub-Account Expenses as a % of Average Net Assets*
                                                                               -----------------------------------------------------
                                                                  Operations     2001       2000       1999       1998       1997
                                                                  ---------    ---------  ---------  ---------  ---------  ---------

MFS Emerging Growth Series B, Series I                            04/10/01        1.55%          -          -          -          -
MFS Emerging Growth Series B, Series K                            04/10/01        1.65%          -          -          -          -
MFS Emerging Growth Series B, Series N                            04/10/01        1.80%          -          -          -          -
MFS Emerging Markets Equity                                       12/31/97        1.40%      1.40%      1.40%      1.40%          -
MFS High Income Series                                            12/31/97        1.40%      1.40%      1.40%      1.40%          -
MFS High Income Series B                                          04/10/01        1.40%          -          -          -          -
MFS High Income Series B, Series I                                04/10/01        1.55%          -          -          -          -
MFS High Income Series B, Series K                                04/10/01        1.65%          -          -          -          -
MFS High Income Series B, Series N                                04/10/01        1.80%          -          -          -          -
MFS Global Governments Series                                     12/31/97        1.40%      1.40%      1.40%      1.40%          -
MFS Global Governments Series B                                   04/10/01        1.40%          -          -          -          -
MFS Global Governments Series B, Series I                         04/10/01        1.55%          -          -          -          -
MFS Global Governments Series B, Series K                         04/10/01        1.65%          -          -          -          -
MFS Global Governments Series B, Series N                         04/10/01        1.80%          -          -          -          -
MFS Investors Trust Series                                        12/31/97        1.40%      1.40%      1.40%      1.40%          -
MFS Investors Trust Series B                                      04/10/01        1.40%          -          -          -          -
MFS Investors Trust Series B, Series I                            04/10/01        1.55%          -          -          -          -
MFS Investors Trust Series B, Series K                            04/10/01        1.65%          -          -          -          -
MFS Investors Trust Series B, Series N                            04/10/01        1.80%          -          -          -          -
MFS New Discovery Series                                          09/01/00        1.40%      1.40%          -          -          -
MFS New Discovery Series B                                        04/10/01        1.40%          -          -          -          -
MFS New Discovery Series B, Series I                              04/10/01        1.55%          -          -          -          -
MFS New Discovery Series B, Series K                              04/10/01        1.65%          -          -          -          -
MFS New Discovery Series B, Series N                              04/10/01        1.80%          -          -          -          -
New England Davis Venture Value E                                 04/02/01        1.40%          -          -          -          -
New England Davis Venture Value E, Series I                       04/02/01        1.55%          -          -          -          -
New England Davis Venture Value E, Series K                       04/02/01        1.65%          -          -          -          -
New England Davis Venture Value E, Series L                       04/27/01        1.70%          -          -          -          -
New England Davis Venture Value E, Series N                       04/02/01        1.80%          -          -          -          -
New England Davis Venture Value E, Series O                       04/27/01        1.85%          -          -          -          -
New England Davis Venture Value E, Series P                       04/02/01        1.90%          -          -          -          -
New England Davis Venture Value E, Series Q                       04/27/01        1.95%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                 Commenced        Sub-account Accumulation Unit Total Return
                                                                             -----------------------------------------------------
                                                                 Operations    2001       2000       1999       1998       1997
                                                                 ---------   ---------  ---------  ---------  ---------  ---------

New England Davis Venture Value E, Series S                      04/02/01     -11.60%          -          -          -          -
New England Davis Venture Value E, Series T                      04/27/01      -8.22%          -          -          -          -
New England Harris Oakmark MidCap Value B                        04/02/01      19.37%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series I              04/02/01      19.28%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series K              04/02/01      19.22%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series L              04/27/01      19.19%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series N              04/02/01      19.13%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series O              04/27/01      19.10%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series P              04/02/01      17.03%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series Q              04/27/01      19.04%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series S              04/02/01      16.93%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series T              04/27/01      18.95%          -          -          -          -
Oppenheimer Capital Appreciation Fund                            12/31/97      -5.54%     -1.62%     39.69%     22.44%          -
Oppenheimer Main Street Growth & Income Fund                     12/31/97      -6.60%    -10.05%     20.01%      3.40%          -
Oppenheimer High Income Fund                                     12/31/97       1.26%     -5.08%      2.84%     -0.92%          -
Oppenheimer Bond Fund                                            12/31/97       4.65%      4.62%     -2.89%      5.52%          -
Oppenheimer Strategic Bond Fund                                  12/31/97       0.51%      1.21%      1.40%      1.65%          -
Putnam VT Growth and Income Fund                                 12/31/97      -1.87%      6.61%      0.17%     14.03%          -
Putnam VT Growth and Income Fund B                               04/10/01      -1.97%          -          -          -          -
Putnam VT Growth and Income Fund B, Series I                     04/10/01      -2.04%          -          -          -          -
Putnam VT Growth and Income Fund B, Series K                     04/10/01      -2.09%          -          -          -          -
Putnam VT Growth and Income Fund B, Series N                     04/10/01      -2.16%          -          -          -          -
Putnam VT New Value Fund                                         12/31/97       7.70%     20.80%     -1.13%      4.98%          -
Putnam VT New Value Fund B                                       04/10/01       7.49%          -          -          -          -
Putnam VT New Value Fund B, Series I                             04/10/01       7.41%          -          -          -          -
Putnam VT New Value Fund B, Series K                             04/10/01       7.36%          -          -          -          -
Putnam VT New Value Fund B, Series N                             04/10/01       7.28%          -          -          -          -
Putnam VT Vista  Fund                                            12/31/97     -22.60%     -5.32%     50.77%     18.04%          -
Putnam VT Vista  Fund B                                          04/10/01     -22.67%          -          -          -          -
Putnam VT Vista  Fund B, Series I                                04/10/01     -22.73%          -          -          -          -
Putnam VT Vista  Fund B, Series K                                04/10/01     -22.77%          -          -          -          -
Putnam VT Vista  Fund B, Series N                                04/10/01     -22.82%          -          -          -          -


                                                                 Commenced    Sub-Account Expenses as a % of Average Net Assets*
                                                                             -----------------------------------------------------
                                                                 Operations    2001       2000       1999       1998       1997
                                                                 ---------   ---------  ---------  ---------  ---------  ---------

New England Davis Venture Value E, Series S                      04/02/01       2.05%          -          -          -          -
New England Davis Venture Value E, Series T                      04/27/01       2.10%          -          -          -          -
New England Harris Oakmark MidCap Value B                        04/02/01       1.40%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series I              04/02/01       1.55%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series K              04/02/01       1.65%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series L              04/27/01       1.70%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series N              04/02/01       1.80%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series O              04/27/01       1.85%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series P              04/02/01       1.90%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series Q              04/27/01       1.95%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series S              04/02/01       2.05%          -          -          -          -
New England Harris Oakmark MidCap Value B, Series T              04/27/01       2.10%          -          -          -          -
Oppenheimer Capital Appreciation Fund                            12/31/97       1.40%      1.40%      1.40%      1.40%          -
Oppenheimer Main Street Growth & Income Fund                     12/31/97       1.40%      1.40%      1.40%      1.40%          -
Oppenheimer High Income Fund                                     12/31/97       1.40%      1.40%      1.40%      1.40%          -
Oppenheimer Bond Fund                                            12/31/97       1.40%      1.40%      1.40%      1.40%          -
Oppenheimer Strategic Bond Fund                                  12/31/97       1.40%      1.40%      1.40%      1.40%          -
Putnam VT Growth and Income Fund                                 12/31/97       1.40%      1.40%      1.40%      1.40%          -
Putnam VT Growth and Income Fund B                               04/10/01       1.40%          -          -          -          -
Putnam VT Growth and Income Fund B, Series I                     04/10/01       1.55%          -          -          -          -
Putnam VT Growth and Income Fund B, Series K                     04/10/01       1.65%          -          -          -          -
Putnam VT Growth and Income Fund B, Series N                     04/10/01       1.80%          -          -          -          -
Putnam VT New Value Fund                                         12/31/97       1.40%      1.40%      1.40%      1.40%          -
Putnam VT New Value Fund B                                       04/10/01       1.40%          -          -          -          -
Putnam VT New Value Fund B, Series I                             04/10/01       1.55%          -          -          -          -
Putnam VT New Value Fund B, Series K                             04/10/01       1.65%          -          -          -          -
Putnam VT New Value Fund B, Series N                             04/10/01       1.80%          -          -          -          -
Putnam VT Vista  Fund                                            12/31/97       1.40%      1.40%      1.40%      1.40%          -
Putnam VT Vista  Fund B                                          04/10/01       1.40%          -          -          -          -
Putnam VT Vista  Fund B, Series I                                04/10/01       1.55%          -          -          -          -
Putnam VT Vista  Fund B, Series K                                04/10/01       1.65%          -          -          -          -
Putnam VT Vista  Fund B, Series N                                04/10/01       1.80%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                   Commenced         Sub-account Accumulation Unit Total Return
                                                                               -----------------------------------------------------
                                                                   Operations    2001       2000       1999       1998       1997
                                                                   ---------   ---------  ---------  ---------  ---------  ---------

Putnam VT International Growth  Fund                               12/31/97     -14.86%    -10.69%     57.92%     17.29%          -
Putnam VT International Growth  Fund B                             04/10/01     -14.92%          -          -          -          -
Putnam VT International Growth  Fund B, Series I                   04/10/01     -14.98%          -          -          -          -
Putnam VT International Growth  Fund B, Series K                   04/10/01     -15.02%          -          -          -          -
Putnam VT International Growth  Fund B, Series N                   04/10/01     -15.09%          -          -          -          -
Putnam VT International New Opportunities  Fund                    12/31/97     -23.30%    -39.42%    100.15%     14.21%          -
Putnam VT International New Opportunities  Fund B                  04/10/01     -23.29%          -          -          -          -
Putnam VT International New Opportunities  Fund B, Series I        04/10/01     -23.35%          -          -          -          -
Putnam VT International New Opportunities  Fund B, Series K        04/10/01     -23.39%          -          -          -          -
Putnam VT International New Opportunities  Fund B, Series N        04/10/01     -23.44%          -          -          -          -
Templeton Global Income Securities  Fund                           03/01/99      -5.05%      3.83%     -2.98%          -          -
Templeton Global Income Securities  Fund Series A                  03/01/00      -4.75%      5.23%          -          -          -
Templeton Global Income Securities  Fund B                         04/02/01      -5.19%          -          -          -          -
Templeton Global Income Securities  Fund B, Series A               05/14/01      -4.93%          -          -          -          -
Templeton Global Income Securities  Fund B, Series E               05/14/01      -5.00%          -          -          -          -
Templeton Global Income Securities  Fund B, Series F               05/14/01      -5.05%          -          -          -          -
Templeton Global Income Securities  Fund B, Series G               05/14/01      -5.12%          -          -          -          -
Templeton Global Income Securities  Fund B, Series I               04/02/01      -5.26%          -          -          -          -
Templeton Global Income Securities  Fund B, Series K               04/02/01      -5.31%          -          -          -          -
Templeton Global Income Securities  Fund B, Series N               04/02/01      -5.38%          -          -          -          -
Franklin Small Cap Fund                                            03/01/99     -11.75%    -17.53%     77.19%          -          -
Franklin Small Cap Fund Series A                                   03/01/00     -11.51%    -28.50%          -          -          -
Franklin Small Cap Fund B                                          04/02/01     -11.88%          -          -          -          -
Franklin Small Cap Fund B, Series A                                05/14/01     -11.64%          -          -          -          -
Franklin Small Cap Fund B, Series E                                05/14/01     -11.70%          -          -          -          -
Franklin Small Cap Fund B, Series F                                05/14/01     -11.75%          -          -          -          -
Franklin Small Cap Fund B, Series G                                05/14/01     -11.81%          -          -          -          -
Franklin Small Cap Fund B, Series I                                04/02/01     -11.95%          -          -          -          -
Franklin Small Cap Fund B, Series K                                04/02/01     -11.99%          -          -          -          -
Franklin Small Cap Fund B, Series N                                04/02/01     -12.06%          -          -          -          -
Templeton Growth  Fund Securities  Fund                            03/02/99      -0.79%      5.93%     33.22%          -          -
Templeton Growth  Fund Securities  Fund Series A                   03/01/00      -0.51%      3.90%          -          -          -


                                                                   Commenced    Sub-Account Expenses as a % of Average Net Assets*
                                                                               -----------------------------------------------------
                                                                   Operations    2001       2000       1999       1998       1997
                                                                   ---------   ---------  ---------  ---------  ---------  ---------

Putnam VT International Growth  Fund                               12/31/97       1.40%      1.40%      1.40%      1.40%          -
Putnam VT International Growth  Fund B                             04/10/01       1.40%          -          -          -          -
Putnam VT International Growth  Fund B, Series I                   04/10/01       1.55%          -          -          -          -
Putnam VT International Growth  Fund B, Series K                   04/10/01       1.65%          -          -          -          -
Putnam VT International Growth  Fund B, Series N                   04/10/01       1.80%          -          -          -          -
Putnam VT International New Opportunities  Fund                    12/31/97       1.40%      1.40%      1.40%      1.40%          -
Putnam VT International New Opportunities  Fund B                  04/10/01       1.40%          -          -          -          -
Putnam VT International New Opportunities  Fund B, Series I        04/10/01       1.55%          -          -          -          -
Putnam VT International New Opportunities  Fund B, Series K        04/10/01       1.65%          -          -          -          -
Putnam VT International New Opportunities  Fund B, Series N        04/10/01       1.80%          -          -          -          -
Templeton Global Income Securities  Fund                           03/01/99       1.40%      1.40%      1.40%          -          -
Templeton Global Income Securities  Fund Series A                  03/01/00       0.85%      0.85%          -          -          -
Templeton Global Income Securities  Fund B                         04/02/01       1.40%          -          -          -          -
Templeton Global Income Securities  Fund B, Series A               05/14/01       0.85%          -          -          -          -
Templeton Global Income Securities  Fund B, Series E               05/14/01       1.00%          -          -          -          -
Templeton Global Income Securities  Fund B, Series F               05/14/01       1.10%          -          -          -          -
Templeton Global Income Securities  Fund B, Series G               05/14/01       1.25%          -          -          -          -
Templeton Global Income Securities  Fund B, Series I               04/02/01       1.55%          -          -          -          -
Templeton Global Income Securities  Fund B, Series K               04/02/01       1.65%          -          -          -          -
Templeton Global Income Securities  Fund B, Series N               04/02/01       1.80%          -          -          -          -
Franklin Small Cap Fund                                            03/01/99       1.40%      1.40%      1.40%          -          -
Franklin Small Cap Fund Series A                                   03/01/00       0.85%      0.85%          -          -          -
Franklin Small Cap Fund B                                          04/02/01       1.40%          -          -          -          -
Franklin Small Cap Fund B, Series A                                05/14/01       0.85%          -          -          -          -
Franklin Small Cap Fund B, Series E                                05/14/01       1.00%          -          -          -          -
Franklin Small Cap Fund B, Series F                                05/14/01       1.10%          -          -          -          -
Franklin Small Cap Fund B, Series G                                05/14/01       1.25%          -          -          -          -
Franklin Small Cap Fund B, Series I                                04/02/01       1.55%          -          -          -          -
Franklin Small Cap Fund B, Series K                                04/02/01       1.65%          -          -          -          -
Franklin Small Cap Fund B, Series N                                04/02/01       1.80%          -          -          -          -
Templeton Growth  Fund Securities  Fund                            03/02/99       1.40%      1.40%      1.40%          -          -
Templeton Growth  Fund Securities  Fund Series A                   03/01/00       0.85%      0.85%          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                  Commenced        Sub-account Accumulation Unit Total Return
                                                                              -----------------------------------------------------
                                                                  Operations    2001       2000       1999       1998       1997
                                                                  ---------   ---------  ---------  ---------  ---------  ---------

Templeton Growth Securities Fund B                                04/02/01      -0.93%          -          -          -          -
Templeton Growth Securities Fund B, Series A                      05/14/01      -0.66%          -          -          -          -
Templeton Growth Securities Fund B, Series E                      05/14/01      -0.73%          -          -          -          -
Templeton Growth Securities Fund B, Series F                      05/14/01      -0.78%          -          -          -          -
Templeton Growth Securities Fund B, Series G                      05/14/01      -0.86%          -          -          -          -
Templeton Growth Securities Fund B, Series I                      04/02/01      -1.00%          -          -          -          -
Templeton Growth Securities Fund B, Series K                      04/02/01      -1.05%          -          -          -          -
Templeton Growth Securities Fund B, Series N                      04/02/01      -1.13%          -          -          -          -
Templeton International Securities Fund                           09/21/98      -9.13%     -3.54%     21.95%     15.92%          -
Templeton International Securities Fund Series A                  03/01/00      -8.88%     -0.21%          -          -          -
Templeton International Securities Fund B                         04/02/01      -9.26%          -          -          -          -
Templeton International Securities Fund B, Series A               05/14/01      -9.01%          -          -          -          -
Templeton International Securities Fund B, Series E               05/14/01      -9.08%          -          -          -          -
Templeton International Securities Fund B, Series F               05/14/01      -9.13%          -          -          -          -
Templeton International Securities Fund B, Series G               05/14/01      -9.19%          -          -          -          -
Templeton International Securities Fund B, Series I               04/02/01      -9.33%          -          -          -          -
Templeton International Securities Fund B, Series K               04/02/01      -9.37%          -          -          -          -
Templeton International Securities Fund B, Series N               04/02/01      -9.44%          -          -          -          -
Templeton Developing Markets Securities Fund                      09/21/98      -2.03%    -32.72%     51.89%     33.87%          -
Templeton Developing Markets Securities Fund B                    04/10/01      -2.01%          -          -          -          -
Templeton Developing Markets Securities Fund B, Series I          04/10/01      -2.08%          -          -          -          -
Templeton Developing Markets Securities Fund B, Series K          04/10/01      -2.13%          -          -          -          -
Templeton Developing Markets Securities Fund B, Series N          04/10/01      -2.20%          -          -          -          -
Templeton Mutual Shares Securities Fund                           09/21/98      10.96%     11.23%      8.16%     11.61%          -
Templeton Mutual Shares Securities Fund B                         04/12/01      10.85%          -          -          -          -
Templeton Mutual Shares Securities Fund B, Series I               04/12/01      10.76%          -          -          -          -
Templeton Mutual Shares Securities Fund B, Series K               04/12/01      10.71%          -          -          -          -
Templeton Mutual Shares Securities Fund B, Series N               04/12/01      10.62%          -          -          -          -
Franklin Large Cap Growth Securities Fund                         03/01/99      -5.50%      3.83%     46.88%          -          -
Franklin Large Cap Growth Securities Fund Series A                03/01/00      -5.24%     -3.39%          -          -          -
Franklin Large Cap Growth Securities Fund B                       04/02/01      -5.58%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series A             05/14/01      -5.32%          -          -          -          -


                                                                  Commenced    Sub-Account Expenses as a % of Average Net Assets*
                                                                              -----------------------------------------------------
                                                                  Operations    2001       2000       1999       1998       1997
                                                                  ---------   ---------  ---------  ---------  ---------  ---------

Templeton Growth Securities Fund B                                04/02/01       1.40%          -          -          -          -
Templeton Growth Securities Fund B, Series A                      05/14/01       0.85%          -          -          -          -
Templeton Growth Securities Fund B, Series E                      05/14/01       1.00%          -          -          -          -
Templeton Growth Securities Fund B, Series F                      05/14/01       1.10%          -          -          -          -
Templeton Growth Securities Fund B, Series G                      05/14/01       1.25%          -          -          -          -
Templeton Growth Securities Fund B, Series I                      04/02/01       1.55%          -          -          -          -
Templeton Growth Securities Fund B, Series K                      04/02/01       1.65%          -          -          -          -
Templeton Growth Securities Fund B, Series N                      04/02/01       1.80%          -          -          -          -
Templeton International Securities Fund                           09/21/98       1.40%      1.40%      1.40%      1.40%          -
Templeton International Securities Fund Series A                  03/01/00       0.85%      0.85%          -          -          -
Templeton International Securities Fund B                         04/02/01       1.40%          -          -          -          -
Templeton International Securities Fund B, Series A               05/14/01       0.85%          -          -          -          -
Templeton International Securities Fund B, Series E               05/14/01       1.00%          -          -          -          -
Templeton International Securities Fund B, Series F               05/14/01       1.10%          -          -          -          -
Templeton International Securities Fund B, Series G               05/14/01       1.25%          -          -          -          -
Templeton International Securities Fund B, Series I               04/02/01       1.55%          -          -          -          -
Templeton International Securities Fund B, Series K               04/02/01       1.65%          -          -          -          -
Templeton International Securities Fund B, Series N               04/02/01       1.80%          -          -          -          -
Templeton Developing Markets Securities Fund                      09/21/98       1.40%      1.40%      1.40%      1.40%          -
Templeton Developing Markets Securities Fund B                    04/10/01       1.40%          -          -          -          -
Templeton Developing Markets Securities Fund B, Series I          04/10/01       1.55%          -          -          -          -
Templeton Developing Markets Securities Fund B, Series K          04/10/01       1.65%          -          -          -          -
Templeton Developing Markets Securities Fund B, Series N          04/10/01       1.80%          -          -          -          -
Templeton Mutual Shares Securities Fund                           09/21/98       1.40%      1.40%      1.40%      1.40%          -
Templeton Mutual Shares Securities Fund B                         04/12/01       1.40%          -          -          -          -
Templeton Mutual Shares Securities Fund B, Series I               04/12/01       1.55%          -          -          -          -
Templeton Mutual Shares Securities Fund B, Series K               04/12/01       1.65%          -          -          -          -
Templeton Mutual Shares Securities Fund B, Series N               04/12/01       1.80%          -          -          -          -
Franklin Large Cap Growth Securities Fund                         03/01/99       1.40%      1.40%      1.40%          -          -
Franklin Large Cap Growth Securities Fund Series A                03/01/00       0.85%      0.85%          -          -          -
Franklin Large Cap Growth Securities Fund B                       04/02/01       1.40%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series A             05/14/01       0.85%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                 Commenced         Sub-account Accumulation Unit Total Return
                                                                             -----------------------------------------------------
                                                                 Operations    2001       2000       1999       1998       1997
                                                                 ---------   ---------  ---------  ---------  ---------  ---------

Franklin Large Cap Growth Securities Fund B, Series E            05/14/01      -5.39%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series F            05/14/01      -5.44%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series G            05/14/01      -5.51%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series I            04/02/01      -5.65%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series K            04/02/01      -5.70%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series N            04/02/01      -5.77%          -          -          -          -
Fidelity VIP Growth Portfolio                                    02/17/98     -10.26%    -12.23%     35.57%     31.16%          -
Fidelity VIP Growth Portfolio B                                  04/26/01     -10.86%          -          -          -          -
Fidelity VIP Growth Portfolio B, Series I                        04/26/01     -10.93%          -          -          -          -
Fidelity VIP Growth Portfolio B, Series K                        04/26/01     -10.97%          -          -          -          -
Fidelity VIP Growth Portfolio B, Series N                        04/26/01     -11.04%          -          -          -          -
Fidelity VIP II Contrafund Portfolio                             02/17/98     -10.57%     -7.92%     22.58%     24.29%          -
Fidelity VIP III Growth Portfolio Opportunities                  02/17/98      -9.40%    -18.23%      2.78%     18.14%          -
Fidelity VIP III Growth Portfolio & Income Portfolio             02/17/98      -6.22%     -4.95%      7.66%     22.59%          -
Fidelity VIP Equity-Income Portfolio                             02/17/98      -1.59%      6.93%      4.89%      6.74%          -
Fidelity VIP Equity-Income Portfolio B                           04/26/01      -1.72%          -          -          -          -
Fidelity VIP Equity-Income Portfolio B, Series I                 04/26/01      -1.79%          -          -          -          -
Fidelity VIP Equity-Income Portfolio B, Series K                 04/26/01      -1.84%          -          -          -          -
Fidelity VIP Equity-Income Portfolio B, Series N                 04/26/01      -1.91%          -          -          -          -
Fidelity High Income Portfolio B                                 04/26/01      -7.87%          -          -          -          -
Fidelity High Income Portfolio B, Series I                       04/26/01      -7.94%          -          -          -          -
Fidelity High Income Portfolio B, Series K                       04/26/01      -7.98%          -          -          -          -
Fidelity High Income Portfolio B, Series N                       04/26/01      -8.05%          -          -          -          -
American Century VP Income & Growth Fund                         11/19/99      -4.48%    -11.86%      3.25%          -          -
American Century VP Income & Growth Fund, Series I               04/10/01      -4.55%          -          -          -          -
American Century VP Income & Growth Fund, Series K               04/10/01      -4.60%          -          -          -          -
American Century VP Income & Growth Fund, Series N               04/10/01      -4.67%          -          -          -          -
American Century VP International Fund                           11/19/99     -20.70%    -17.77%     25.17%          -          -
American Century VP International Fund, Series I                 04/10/01     -20.76%          -          -          -          -
American Century VP International Fund, Series K                 04/10/01     -20.80%          -          -          -          -
American Century VP International Fund, Series N                 04/10/01     -20.86%          -          -          -          -
American Century VP Value Fund                                   11/19/99       6.47%     16.54%     -4.13%          -          -


                                                                 Commenced     Sub-Account Expenses as a % of Average Net Assets*
                                                                             -----------------------------------------------------
                                                                 Operations    2001       2000       1999       1998       1997
                                                                 ---------   ---------  ---------  ---------  ---------  ---------

Franklin Large Cap Growth Securities Fund B, Series E            05/14/01       1.00%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series F            05/14/01       1.10%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series G            05/14/01       1.25%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series I            04/02/01       1.55%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series K            04/02/01       1.65%          -          -          -          -
Franklin Large Cap Growth Securities Fund B, Series N            04/02/01       1.80%          -          -          -          -
Fidelity VIP Growth Portfolio                                    02/17/98       1.40%      1.40%      1.40%      1.40%          -
Fidelity VIP Growth Portfolio B                                  04/26/01       1.40%          -          -          -          -
Fidelity VIP Growth Portfolio B, Series I                        04/26/01       1.55%          -          -          -          -
Fidelity VIP Growth Portfolio B, Series K                        04/26/01       1.65%          -          -          -          -
Fidelity VIP Growth Portfolio B, Series N                        04/26/01       1.80%          -          -          -          -
Fidelity VIP II Contrafund Portfolio                             02/17/98       1.40%      1.40%      1.40%      1.40%          -
Fidelity VIP III Growth Portfolio Opportunities                  02/17/98       1.40%      1.40%      1.40%      1.40%          -
Fidelity VIP III Growth Portfolio & Income Portfolio             02/17/98       1.40%      1.40%      1.40%      1.40%          -
Fidelity VIP Equity-Income Portfolio                             02/17/98       1.40%      1.40%      1.40%      1.40%          -
Fidelity VIP Equity-Income Portfolio B                           04/26/01       1.40%          -          -          -          -
Fidelity VIP Equity-Income Portfolio B, Series I                 04/26/01       1.55%          -          -          -          -
Fidelity VIP Equity-Income Portfolio B, Series K                 04/26/01       1.65%          -          -          -          -
Fidelity VIP Equity-Income Portfolio B, Series N                 04/26/01       1.80%          -          -          -          -
Fidelity High Income Portfolio B                                 04/26/01       1.40%          -          -          -          -
Fidelity High Income Portfolio B, Series I                       04/26/01       1.55%          -          -          -          -
Fidelity High Income Portfolio B, Series K                       04/26/01       1.65%          -          -          -          -
Fidelity High Income Portfolio B, Series N                       04/26/01       1.80%          -          -          -          -
American Century VP Income & Growth Fund                         11/19/99       1.40%      1.40%      1.40%          -          -
American Century VP Income & Growth Fund, Series I               04/10/01       1.55%          -          -          -          -
American Century VP Income & Growth Fund, Series K               04/10/01       1.65%          -          -          -          -
American Century VP Income & Growth Fund, Series N               04/10/01       1.80%          -          -          -          -
American Century VP International Fund                           11/19/99       1.40%      1.40%      1.40%          -          -
American Century VP International Fund, Series I                 04/10/01       1.55%          -          -          -          -
American Century VP International Fund, Series K                 04/10/01       1.65%          -          -          -          -
American Century VP International Fund, Series N                 04/10/01       1.80%          -          -          -          -
American Century VP Value Fund                                   11/19/99       1.40%      1.40%      1.40%          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                  Commenced         Sub-account Accumulation Unit Total Return
                                                                              -----------------------------------------------------
                                                                  Operations    2001       2000       1999       1998       1997
                                                                  ---------   ---------  ---------  ---------  ---------  ---------

American Century VP Value Fund  Fund, Series I                    04/10/01       6.39%          -          -          -          -
American Century VP Value Fund  Fund, Series K                    04/10/01       6.33%          -          -          -          -
American Century VP Value Fund  Fund, Series N                    04/10/01       6.25%          -          -          -          -
Dreyfus Stock Index Fund                                          11/19/99      -7.48%    -10.46%      3.36%          -          -
Dreyfus Stock Index Fund B                                        04/10/01      -7.60%          -          -          -          -
Dreyfus Stock Index Fund B, Series I                              04/10/01      -7.67%          -          -          -          -
Dreyfus Stock Index Fund B, Series K                              04/10/01      -7.71%          -          -          -          -
Dreyfus Stock Index Fund B, Series N                              04/10/01      -7.78%          -          -          -          -
Dreyfus VIF Disciplined Stock Portfolio                           11/19/99      -8.08%    -10.25%      3.06%          -          -
Dreyfus VIF Disciplined Stock Portfolio B                         04/10/01      -8.16%          -          -          -          -
Dreyfus VIF Disciplined Stock Portfolio B, Series I               04/10/01      -8.23%          -          -          -          -
Dreyfus VIF Disciplined Stock Portfolio B, Series K               04/10/01      -8.27%          -          -          -          -
Dreyfus VIF Disciplined Stock Portfolio B, Series N               04/10/01      -8.34%          -          -          -          -
Dreyfus VIF Capital Appreciation Portfolio                        11/19/99      -6.91%     -1.92%      1.28%          -          -
Dreyfus VIF Capital Appreciation Portfolio B                      04/10/01      -7.06%          -          -          -          -
Dreyfus VIF Capital Appreciation Portfolio B, Series I            04/10/01      -7.13%          -          -          -          -
Dreyfus VIF Capital Appreciation Portfolio B, Series K            04/10/01      -7.18%          -          -          -          -
Dreyfus VIF Capital Appreciation Portfolio B, Series N            04/10/01      -7.25%          -          -          -          -
INVESCO VIF Dynamics Fund                                         11/19/99     -19.61%     -4.88%     11.49%          -          -
INVESCO VIF Dynamics Fund, Series I                               04/10/01     -19.68%          -          -          -          -
INVESCO VIF Dynamics Fund, Series K                               04/10/01     -19.72%          -          -          -          -
INVESCO VIF Dynamics Fund, Series N                               04/10/01     -19.78%          -          -          -          -
INVESCO VIF High Yield Fund                                       11/19/99      -6.50%    -12.92%      1.23%          -          -
INVESCO VIF High Yield Fund, Series I                             04/10/01      -6.58%          -          -          -          -
INVESCO VIF High Yield Fund, Series K                             04/10/01      -6.63%          -          -          -          -
INVESCO VIF High Yield Fund, Series N                             04/10/01      -6.70%          -          -          -          -
PIMCO High Yield Bond Portfolio                                   11/19/99      -1.10%     -2.12%      0.78%          -          -
PIMCO High Yield Bond Portfolio, Series I                         04/10/01      -1.17%          -          -          -          -
PIMCO High Yield Bond Portfolio, Series K                         04/10/01      -1.22%          -          -          -          -
PIMCO High Yield Bond Portfolio, Series N                         04/10/01      -1.29%          -          -          -          -
PIMCO Low Duration Bond Portfolio                                 11/19/99       2.99%      7.26%     -0.31%          -          -
PIMCO Low Duration Bond Portfolio, Series I                       04/10/01       2.92%          -          -          -          -


                                                                  Commenced      Sub-Account Expenses as a % of Average Net Assets*
                                                                               -----------------------------------------------------
                                                                  Operations     2001       2000       1999       1998       1997
                                                                  ---------    ---------  ---------  ---------  ---------  ---------

American Century VP Value Fund  Fund, Series I                    04/10/01        1.55%          -          -          -          -
American Century VP Value Fund  Fund, Series K                    04/10/01        1.65%          -          -          -          -
American Century VP Value Fund  Fund, Series N                    04/10/01        1.80%          -          -          -          -
Dreyfus Stock Index Fund                                          11/19/99        1.40%      1.40%      1.40%          -          -
Dreyfus Stock Index Fund B                                        04/10/01        1.40%          -          -          -          -
Dreyfus Stock Index Fund B, Series I                              04/10/01        1.55%          -          -          -          -
Dreyfus Stock Index Fund B, Series K                              04/10/01        1.65%          -          -          -          -
Dreyfus Stock Index Fund B, Series N                              04/10/01        1.80%          -          -          -          -
Dreyfus VIF Disciplined Stock Portfolio                           11/19/99        1.40%      1.40%      1.40%          -          -
Dreyfus VIF Disciplined Stock Portfolio B                         04/10/01        1.40%          -          -          -          -
Dreyfus VIF Disciplined Stock Portfolio B, Series I               04/10/01        1.55%          -          -          -          -
Dreyfus VIF Disciplined Stock Portfolio B, Series K               04/10/01        1.65%          -          -          -          -
Dreyfus VIF Disciplined Stock Portfolio B, Series N               04/10/01        1.80%          -          -          -          -
Dreyfus VIF Capital Appreciation Portfolio                        11/19/99        1.40%      1.40%      1.40%          -          -
Dreyfus VIF Capital Appreciation Portfolio B                      04/10/01        1.40%          -          -          -          -
Dreyfus VIF Capital Appreciation Portfolio B, Series I            04/10/01        1.55%          -          -          -          -
Dreyfus VIF Capital Appreciation Portfolio B, Series K            04/10/01        1.65%          -          -          -          -
Dreyfus VIF Capital Appreciation Portfolio B, Series N            04/10/01        1.80%          -          -          -          -
INVESCO VIF Dynamics Fund                                         11/19/99        1.40%      1.40%      1.40%          -          -
INVESCO VIF Dynamics Fund, Series I                               04/10/01        1.55%          -          -          -          -
INVESCO VIF Dynamics Fund, Series K                               04/10/01        1.65%          -          -          -          -
INVESCO VIF Dynamics Fund, Series N                               04/10/01        1.80%          -          -          -          -
INVESCO VIF High Yield Fund                                       11/19/99        1.40%      1.40%      1.40%          -          -
INVESCO VIF High Yield Fund, Series I                             04/10/01        1.55%          -          -          -          -
INVESCO VIF High Yield Fund, Series K                             04/10/01        1.65%          -          -          -          -
INVESCO VIF High Yield Fund, Series N                             04/10/01        1.80%          -          -          -          -
PIMCO High Yield Bond Portfolio                                   11/19/99        1.40%      1.40%      1.40%          -          -
PIMCO High Yield Bond Portfolio, Series I                         04/10/01        1.55%          -          -          -          -
PIMCO High Yield Bond Portfolio, Series K                         04/10/01        1.65%          -          -          -          -
PIMCO High Yield Bond Portfolio, Series N                         04/10/01        1.80%          -          -          -          -
PIMCO Low Duration Bond Portfolio                                 11/19/99        1.40%      1.40%      1.40%          -          -
PIMCO Low Duration Bond Portfolio, Series I                       04/10/01        1.55%          -          -          -          -

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                  Commenced        Sub-account Accumulation Unit Total Return
                                                                              -----------------------------------------------------
                                                                  Operations    2001       2000       1999       1998       1997
                                                                  ---------   ---------  ---------  ---------  ---------  ---------

PIMCO Low Duration Bond Portfolio, Series K                       04/10/01       2.87%          -          -          -          -
PIMCO Low Duration Bond Portfolio, Series N                       04/10/01       2.79%          -          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio                        11/19/99      -7.20%    -10.01%      3.11%          -          -
PIMCO StocksPLUS Growth & Income Portfolio, Series I              04/10/01      -7.34%          -          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio, Series K              04/10/01      -7.39%          -          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio, Series N              04/10/01      -7.46%          -          -          -          -
PIMCO Total Return Bond Portfolio                                 11/19/99       1.86%      8.64%     -1.02%          -          -
PIMCO Total Return Bond Portfolio, Series I                       04/10/01       1.78%          -          -          -          -
PIMCO Total Return Bond Portfolio, Series K                       04/10/01       1.73%          -          -          -          -
PIMCO Total Return Bond Portfolio, Series N                       04/10/01       1.65%          -          -          -          -
Scudder International Portfolio                                   11/19/99     -19.15%    -22.81%     16.38%          -          -
Scudder International Portfolio B                                 04/10/01     -19.31%          -          -          -          -
Scudder International Portfolio B, Series I                       04/10/01     -19.37%          -          -          -          -
Scudder International Portfolio B, Series K                       04/10/01     -19.41%          -          -          -          -
Scudder International Portfolio B, Series N                       04/10/01     -19.47%          -          -          -          -



                                                                  Commenced    Sub-Account Expenses as a % of Average Net Assets*
                                                                              -----------------------------------------------------
                                                                  Operations    2001       2000       1999       1998       1997
                                                                  ---------   ---------  ---------  ---------  ---------  ---------

PIMCO Low Duration Bond Portfolio, Series K                       04/10/01       1.65%          -          -          -          -
PIMCO Low Duration Bond Portfolio, Series N                       04/10/01       1.80%          -          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio                        11/19/99       1.40%      1.40%      1.40%          -          -
PIMCO StocksPLUS Growth & Income Portfolio, Series I              04/10/01       1.55%          -          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio, Series K              04/10/01       1.65%          -          -          -          -
PIMCO StocksPLUS Growth & Income Portfolio, Series N              04/10/01       1.80%          -          -          -          -
PIMCO Total Return Bond Portfolio                                 11/19/99       1.40%      1.40%      1.40%          -          -
PIMCO Total Return Bond Portfolio, Series I                       04/10/01       1.55%          -          -          -          -
PIMCO Total Return Bond Portfolio, Series K                       04/10/01       1.65%          -          -          -          -
PIMCO Total Return Bond Portfolio, Series N                       04/10/01       1.80%          -          -          -          -
Scudder International Portfolio                                   11/19/99       1.40%      1.40%      1.40%          -          -
Scudder International Portfolio B                                 04/10/01       1.40%          -          -          -          -
Scudder International Portfolio B, Series I                       04/10/01       1.55%          -          -          -          -
Scudder International Portfolio B, Series K                       04/10/01       1.65%          -          -          -          -
Scudder International Portfolio B, Series N                       04/10/01       1.80%          -          -          -          -



   *  The total return does not include contract charges and the inclusion of these charges would reduce the total return. The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending June 30, 2001 and the year ending December 31, 2000 follows:

                                                                                         Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------


      Met Investors Lord Abbett Growth and Income Portfolio       2001          $ 2,735,144           $ 2,408,695        $ 326,449
                                                                  2000            3,103,117             2,821,049          282,068

      Met Investors Lord Abbett Growth and Income Portfolio B     2001                9,077                 8,938              139
                                                                  2000                    -                     -                -

      Met Investors Bond Debenture Portfolio                      2001              515,675               517,924           (2,249)
                                                                  2000            1,350,929             1,339,728           11,201

      Met Investors Bond Debenture Portfolio B                    2001                  343                   336                7
                                                                  2000                    -                     -                -

      Met Investors Developing Growth Portfolio                   2001              112,713               123,769          (11,056)
                                                                  2000               86,507                80,045            6,462

      Met Investors Developing Growth Portfolio B                 2001                   17                    17                -
                                                                  2000                    -                     -                -

      Met Investors Growth Opportunities Portfolio                2001                   30                    31               (1)
                                                                  2000                    -                     -                -

      Met Investors Growth Opportunity Portfolio B                2001                   19                    18                1
                                                                  2000                    -                     -                -

      Met Investors Large Cap Research Portfolio                  2001            2,968,331             2,605,051          363,280
                                                                  2000              125,427               112,020           13,407

      Met Investors Mid-Cap Value Portfolio                       2001              227,372               173,855           53,517
                                                                  2000              163,204               146,823           16,381

      Met Investors Mid-Cap Value Portfolio B                     2001                5,978                 5,678              300
                                                                  2000                    -                     -                -

      Met Investors Enhanced Index Portfolio                      2001            1,793,280             1,839,754          (46,474)
                                                                  2000            1,723,008             1,457,126          265,882

      Met Investors Enhanced Index Portfolio B                    2001                    3                     3                -
                                                                  2000                    -                     -                -



METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                         Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------


      Met Investors International Equity Portfolio                2001            $ 803,154             $ 881,158        $ (78,004)
                                                                  2000              760,264               642,571          117,693

      Met Investors International Equity Portfolio B              2001                    1                     1                -
                                                                  2000                    -                     -                -

      Met Investors Quality Bond Portfolio                        2001              447,920               418,264           29,656
                                                                  2000            1,790,286             1,776,824           13,462

      Met Investors Quality Bond Portfolio B                      2001                6,701                 6,628               73
                                                                  2000                    -                     -                -

      Met Investors Select Equity Portfolio                       2001            1,551,486             1,598,780          (47,294)
                                                                  2000            2,141,432             1,964,035          177,397

      Met Investors Select Equity Portfolio B                     2001                   57                    58               (1)
                                                                  2000                    -                     -                -

      Met Investors Small Cap Stock Portfolio                     2001              785,920               745,746           40,174
                                                                  2000              741,800               563,932          177,868

      Met Investors Small Cap Stock Portfolio B                   2001                    -                     -                -
                                                                  2000                    -                     -                -

      Met Investors Met Putnam Research Portfolio B               2001                    -                     -                -
                                                                  2000                    -                     -                -

      Met Investors Oppenheimer Capital Appreciation Portfolio B  2001                    -                     -                -
                                                                  2000                    -                     -                -

      Met Investors PIMCO Money Market Portfolio B                2001               15,037                15,037                -
                                                                  2000                    -                     -                -

      Met Investors Janus Aggressive Growth Portfolio B           2001                    -                     -                -
                                                                  2000                    -                     -                -







METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                         Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------


      Met Investors PIMCO Total Return Bond Portfolio B           2001                  $ -                   $ -              $ -
                                                                  2000                    -                     -                -

      Met Investors PIMCO Innovation Portfolio B                  2001                    -                     -                -
                                                                  2000                    -                     -                -

      Met Investors MFS Mid Cap Growth Portfolio B                2001                    -                     -                -
                                                                  2000                    -                     -                -

      Met Investors MFS Research International Portfolio B        2001                    -                     -                -
                                                                  2000                    -                     -                -

      GACC Money Market Fund                                      2001              649,848               648,947              901
                                                                  2000            2,104,638             2,020,505           84,133

      Russell Multi-Style Equity Fund                             2001              247,951               290,421          (42,470)
                                                                  2000              547,703               560,740          (13,037)

      Russell Aggressive Equity Fund                              2001               27,139                29,435           (2,296)
                                                                  2000              496,512               517,842          (21,330)

      Russell Non-US Fund                                         2001               79,302                92,405          (13,103)
                                                                  2000              276,443               267,855            8,588

      Russell Core Bond Fund                                      2001              270,340               268,267            2,073
                                                                  2000              709,771               736,746          (26,975)

      Russell Real Estate Securities Fund                         2001               28,296                25,489            2,807
                                                                  2000               68,383                62,646            5,737

      AIM V.I. Value Fund                                         2001              174,262               212,859          (38,597)
                                                                  2000              305,689               286,386           19,303

      AIM V.I. Capital Appreciation Fund                          2001               54,846                68,900          (14,054)
                                                                  2000              397,328               425,267          (27,939)








METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                        Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------


      AIM V.I. International Equity Fund                          2001             $ 69,768              $ 87,952        $ (18,184)
                                                                  2000               45,791                43,667            2,124

      Alliance Premier Growth Portfolio                           2001              231,761               283,197          (51,436)
                                                                  2000              155,704               132,986           22,718
      \
      Alliance Premier Growth Portfolio B                         2001                    -                     -                -
                                                                  2000                    -                     -                -

      AllianceBernstein Real Estate Investment Portfolio          2001               25,027                23,930            1,097
                                                                  2000               21,026                21,186             (160)

      AllianceBernstein Real Estate Investment Portfolio B        2001                    -                     -                -
                                                                  2000                    -                     -                -

      AllianceBernstein Small Cap Portfolio B                     2001                    -                     -                -
                                                                  2000                    -                     -                -

      AllianceBernstein Value Portfolio B                         2001                    -                     -                -
                                                                  2000                    -                     -                -

      Liberty Newport Tiger Fund, Variable                        2001                2,997                 3,064              (67)
                                                                  2000                8,988                 7,210            1,778

      Goldman Sachs Growth and Income Fund                        2001               17,887                19,923           (2,036)
                                                                  2000               65,061                66,249           (1,188)

      Goldman Sachs International Equity Fund                     2001                3,018                 3,502             (484)
                                                                  2000               37,509                33,877            3,632

      Goldman Sachs Global Income Fund                            2001                  528                   535               (7)
                                                                  2000                  646                   656              (10)

      Goldman Sachs Internet Tollkeeper Fund                      2001                1,224                 1,675             (451)
                                                                  2000                  944                 1,009              (65)







METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                         Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------


      Scudder II Dreman High Return Equity Portfolio              2001                $ 112                  $ 99             $ 13
                                                                  2000                    1                     1                -

      Scudder II Small Cap Growth Portfolio                       2001              192,289               280,558          (88,269)
                                                                  2000               11,190                 9,367            1,823

      Scudder II Small Cap Value Portfolio                        2001              330,851               289,890           40,961
                                                                  2000               15,410                15,676             (266)

      Scudder II Government Securities Portfolio                  2001              262,000               252,794            9,206
                                                                  2000               56,762                57,064             (302)

      MFS Bond Series                                             2001                    -                     -                -
                                                                  2000                    1                     1                -

      MFS Research Series                                         2001               47,949                54,871           (6,922)
                                                                  2000               48,569                41,764            6,805

      MFS Research Series B                                       2001                    -                     -                -
                                                                  2000                    -                     -                -

      MFS Emerging Growth Series                                  2001              126,237               149,836          (23,599)
                                                                  2000              100,728                72,508           28,220

      MFS Emerging Growth Series B                                2001                    -                     -                -
                                                                  2000                    -                     -                -

      MFS Emerging Markets Equity Series                          2001               26,523                26,673             (150)
                                                                  2000                4,655                 3,563            1,092

      MFS High Income Series                                      2001               37,611                41,325           (3,714)
                                                                  2000                9,262                 9,749             (487)

      MFS High Income Series B                                    2001                    -                     -                -
                                                                  2000                    -                     -                -

      MFS Global Governments Series                               2001                  189                   190               (1)
                                                                  2000                3,312                 3,380              (68)

      MFS Global Governments Series B                             2001                    -                     -                -
                                                                  2000                    -                     -                -



METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                        Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------


      MFS Investors Trust Series                                  2001             $ 53,185              $ 57,132         $ (3,947)
                                                                  2000              137,298               127,688            9,610

      MFS Investors Trust Series B                                2001                1,094                   385              709
                                                                  2000                    -                     -                -

      MFS New Discovery Series                                    2001                3,985                 4,817             (832)
                                                                  2000                    4                     4                -

      MFS New Discovery Series B                                  2001                    -                     -                -
                                                                  2000                    -                     -                -

      New England Davis Venture Value E                           2001                    -                     -                -
                                                                  2000                    -                     -                -

      New England Harris Oakmark MidCap Value B                   2001                    -                     -                -
                                                                  2000                    -                     -                -

      Oppenheimer Capital Appreciation Fund                       2001                5,436                 5,721             (285)
                                                                  2000               22,544                19,866            2,678

      Oppenheimer Main Street Growth & Income Fund                2001               50,371                59,822           (9,451)
                                                                  2000               19,875                18,742            1,133

      Oppenheimer High Income Fund                                2001               47,135                54,089           (6,954)
                                                                  2000               11,130                12,302           (1,172)

      Oppenheimer Bond Fund                                       2001               45,903                47,655           (1,752)
                                                                  2000              108,182               112,545           (4,363)

      Oppenheimer Strategic Bond Fund                             2001                2,970                 3,115             (145)
                                                                  2000                4,859                 5,115             (256)

      Putnam VT Growth and Income Fund                            2001              120,721               129,074           (8,353)
                                                                  2000              169,689               185,128          (15,439)








METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                          Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------


      Putnam VT Growth and Income Fund B                          2001                  $ -                   $ -              $ -
                                                                  2000                    -                     -                -

      Putnam VT New Value Fund                                    2001                6,000                 5,363              637
                                                                  2000                1,006                 1,004                2

      Putnam VT New Value Fund B                                  2001                    -                     -                -
                                                                  2000                    -                     -                -

      Putnam VT Vista Fund                                        2001               42,563                49,386           (6,823)
                                                                  2000               13,657                10,336            3,321

      Putnam VT Vista Fund B                                      2001                    -                     -                -
                                                                  2000                    -                     -                -

      Putnam VT International Growth Fund                         2001              100,976               111,764          (10,788)
                                                                  2000              104,993                89,770           15,223

      Putnam VT International Growth Fund B                       2001                    -                     -                -
                                                                  2000                                                           -

      Putnam VT International New Opportunities Fund              2001               18,436                26,419           (7,983)
                                                                  2000               30,994                32,773           (1,779)

      Putnam VT International New Opportunities Fund B            2001                    -                     -                -
                                                                  2000                                                           -

      Templeton Global Income Securities Fund                     2001                  495                   496               (1)
                                                                  2000                  454                   471              (17)

      Templeton Global Income Securities Fund B                   2001                    -                     -                -
                                                                  2000                                                           -

      Franklin Small Cap Fund                                     2001               66,144                91,744          (25,600)
                                                                  2000               77,051                85,291           (8,240)

      Franklin Small Cap Fund B                                   2001                    -                     -                -
                                                                  2000                    -                     -                -





METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                         Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------


      Templeton Growth Securities Fund                            2001              $ 6,744               $ 6,826            $ (82)
                                                                  2000                3,112                 3,255             (143)

      Templeton Growth Securities Fund B                          2001                  500                   488               12
                                                                  2000                    -                     -                -

      Templeton International Securities Fund                     2001               26,179                30,411           (4,232)
                                                                  2000               84,713                86,931           (2,218)

      Templeton International Securities Fund B                   2001                4,844                 5,806             (962)
                                                                  2000                    -                     -                -

      Templeton Developing Markets Securities Fund                2001               17,268                21,343           (4,075)
                                                                  2000               13,370                12,286            1,084

      Templeton Developing Markets Securities Fund B              2001                    -                     -                -
                                                                  2000                                     -                     -

      Templeton Mutual Shares Securities Fund                     2001               53,322                46,673            6,649
                                                                  2000               34,772                34,574              198

      Templeton Mutual Shares Securities Fund B                   2001                    -                     -                -
                                                                  2000                    -                     -                -

      Franklin Large Cap Growth Securities Fund                   2001               36,206                38,436           (2,230)
                                                                  2000              218,806               218,760               46

      Franklin Large Cap Growth Securities Fund B                 2001               24,640                26,581           (1,941)
                                                                  2000                    -                     -                -

      Fidelity VIP Growth Portfolio                               2001               14,122                16,280           (2,158)
                                                                  2000               10,186                 9,417              769

      Fidelity VIP Growth Portfolio B                             2001                    -                     -                -
                                                                  2000                    -                     -                -

      Fidelity VIP II Contrafund Portfolio                        2001                2,049                 2,452             (403)
                                                                  2000                5,907                 6,058             (151)





METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                       Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------


      Fidelity VIP III Growth Opportunities Portfolio             2001                $ 151                 $ 191            $ (40)
                                                                  2000                1,427                 1,611             (184)

      Fidelity VIP III Growth & Income Portfolio                  2001               11,180                12,285           (1,105)
                                                                  2000               14,078                14,387             (309)

      Fidelity VIP Equity-Income Portfolio                        2001                3,428                 3,545             (117)
                                                                  2000                3,209                 3,448             (239)

      Fidelity VIP Equity-Income Portfolio B                      2001                    -                     -                -
                                                                  2000                    -                     -                -

      Fidelity High Income Portfolio B                            2001                    -                     -                -
                                                                  2000                    -                     -                -

      American Century VP Income & Growth Fund                    2001               49,922                55,450           (5,528)
                                                                  2000               27,716                27,565              151

      American Century VP International Fund                      2001               19,389                27,552           (8,163)
                                                                  2000                1,485                 1,648             (163)

      American Century VP Value Fund                              2001               25,672                22,914            2,758
                                                                  2000               12,761                12,630              131

      Dreyfus Stock Index Fund                                    2001               93,895               102,994           (9,099)
                                                                  2000               11,852                11,678              174

      Dreyfus Stock Index Fund B                                  2001                    -                     -                -
                                                                  2000                    -                     -                -

      Dreyfus VIF Disciplined Stock Fund                          2001                1,129                 1,240             (111)
                                                                  2000                5,384                 5,060              324

      Dreyfus VIF Disciplined Stock Fund B                        2001                    -                     -                -
                                                                  2000                    -                     -                -

      Dreyfus VIF Capital Appreciation Fund                       2001               39,576                42,714           (3,138)
                                                                  2000               11,883                11,872               11

      Dreyfus VIF Capital Appreciation Fund B                     2001                    -                     -                -
                                                                  2000                    -                     -                -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                        Sub-account Realized Gain (Loss)
                                                                          ---------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                 Year or   Proceeds from Sales    of Fund Shares        Realized
                                                                 Period     of Fund Shares           Redeemed          Gain (Loss)
                                                                -------   ------------------    ------------------    -------------



      INVESCO VIF Dynamics Fund                                   2001             $ 17,823              $ 22,870         $ (5,047)
                                                                  2000               22,853                20,270            2,583

      INVESCO VIF High Yield Fund                                 2001               12,242                13,069             (827)
                                                                  2000               14,497                14,476               21

      PIMCO High Yield Bond Portfolio                             2001                   22                    22                -
                                                                  2000                    1                     1                -

      PIMCO Low Duration Bond Portfolio                           2001               75,785                75,698               87
                                                                  2000                    1                     1                -

      PIMCO StocksPLUS Growth & Income Portfolio                  2001                    -                     -                -
                                                                  2000                    1                     1                -

      PIMCO Total Return Bond Portfolio                           2001               69,442                68,700              742
                                                                  2000               21,702                21,617               85

      Scudder I International Portfolio                           2001               16,634                22,293           (5,659)
                                                                  2000                5,934                 6,810             (876)

      Scudder I International B Portfolio                         2001                    -                     -                -
                                                                  2000                    -                     -                -



















METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION:
                                                                              Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      Met Investors Lord Abbett Growth and Income Portfolio       2001          $ 7,203,745          $ 10,439,228     $ (3,235,483)
                                                                  2000           10,439,228             4,841,111        5,598,117

      Met Investors Lord Abbett Growth and Income Portfolio B     2001               (8,929)                    -           (8,929)
                                                                  2000                    -                     -                -

      Met Investors Bond Debenture Portfolio                      2001           (1,087,555)             (365,063)        (722,492)
                                                                  2000             (365,063)              337,384         (702,447)

      Met Investors Bond Debenture Portfolio B                    2001              (13,839)                    -          (13,839)
                                                                  2000                    -                     -                -

      Met Investors Developing Growth Portfolio                   2001             (187,750)             (106,495)         (81,255)
                                                                  2000             (106,495)              460,172         (566,667)

      Met Investors Developing Growth Portfolio B                 2001                  818                     -              818
                                                                  2000                    -                     -                -

      Met Investors Growth Opportunities Portfolio                2001               (1,318)                    -           (1,318)
                                                                  2000                    -                     -                -

      Met Investors Growth Opportunity Portfolio B                2001                1,068                     -            1,068
                                                                  2000                    -                     -                -

      Met Investors Large Cap Research Portfolio                  2001                    -               476,513         (476,513)
                                                                  2000              476,513               371,070          105,443

      Met Investors Mid-Cap Value Portfolio                       2001              728,247             1,018,767         (290,520)
                                                                  2000            1,018,767                74,191          944,576

      Met Investors Mid-Cap Value Portfolio B                     2001              (13,908)                    -          (13,908)
                                                                  2000                    -                     -                -

      Met Investors Enhanced Index Portfolio                      2001             (960,500)              877,004       (1,837,504)
                                                                  2000              877,004             8,146,484       (7,269,480)

      Met Investors Enhanced Index Portfolio B                    2001               (1,276)                    -           (1,276)
                                                                  2000                    -                     -                -





METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                              Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      Met Investors International Equity Portfolio                2001         $ (2,719,364)            $ 229,590     $ (2,948,954)
                                                                  2000              229,590             3,605,177       (3,375,587)

      Met Investors International Equity Portfolio B              2001                 (741)                    -             (741)
                                                                  2000                    -                     -                -

      Met Investors Quality Bond Portfolio                        2001              204,151               349,219         (145,068)
                                                                  2000              349,219                 8,755          340,464

      Met Investors Quality Bond Portfolio B                      2001               (3,589)                    -           (3,589)
                                                                  2000                    -                     -                -

      Met Investors Select Equity Portfolio                       2001             (911,339)              (89,126)        (822,213)
                                                                  2000              (89,126)            3,050,805       (3,139,931)

      Met Investors Select Equity Portfolio B                     2001               (3,222)                    -           (3,222)
                                                                  2000                    -                     -                -

      Met Investors Small Cap Stock Portfolio                     2001              (34,085)            1,460,198       (1,494,283)
                                                                  2000            1,460,198             3,439,414       (1,979,216)

      Met Investors Small Cap Stock Portfolio B                   2001                 (893)                    -             (893)
                                                                  2000                    -                     -                -

      Met Investors Met Putnam Research Portfolio B               2001                   31                     -               31
                                                                  2000                    -                     -                -

      Met Investors Oppenheimer Capital Appreciation Portfolio B  2001                   31                     -               31
                                                                  2000                    -                     -                -

      Met Investors PIMCO Money Market Portfolio B                2001                    -                     -                -
                                                                  2000                    -                     -                -










METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                              Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      Met Investors Janus Aggressive Growth Portfolio B           2001                 $ (3)                  $ -             $ (3)
                                                                  2000                    -                     -                -

      Met Investors PIMCO Total Return Bond Portfolio B           2001                    6                     -                6
                                                                  2000                    -                     -                -

      Met Investors PIMCO Innovation Portfolio B                  2001                   23                     -               23
                                                                  2000                    -                     -                -

      Met Investors MFS Mid Cap Growth Portfolio B                2001                  113                     -              113
                                                                  2000                    -                     -                -

      Met Investors MFS Research International Portfolio B        2001                   (3)                    -               (3)
                                                                  2000                    -                     -                -

      GACC Money Market Fund                                      2001               28,934               (32,594)          61,528
                                                                  2000              (32,594)               50,675          (83,269)

      Russell Multi-Style Equity Fund                             2001             (936,264)             (487,662)        (448,602)
                                                                  2000             (487,662)              181,798         (669,460)

      Russell Aggressive Equity Fund                              2001              (63,294)              (70,814)           7,520
                                                                  2000              (70,814)               39,083         (109,897)

      Russell Non-US Fund                                         2001             (465,069)             (177,164)        (287,905)
                                                                  2000             (177,164)              259,569         (436,733)

      Russell Core Bond Fund                                      2001                8,350                 4,942            3,408
                                                                  2000                4,942              (142,357)         147,299

      Russell Real Estate Securities Fund                         2001               44,796                31,170           13,626
                                                                  2000               31,170                  (393)          31,563

      AIM V.I. Value Fund                                         2001           (1,148,819)             (806,785)        (342,034)
                                                                  2000             (806,785)              312,963       (1,119,748)









METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                              Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      AIM V.I. Capital Appreciation Fund                          2001         $ (1,043,421)           $ (459,853)      $ (583,568)
                                                                  2000             (459,853)              211,517         (671,370)

      AIM V.I. International Equity Fund                          2001             (186,360)             (102,142)         (84,218)
                                                                  2000             (102,142)              101,232         (203,374)

      Alliance Premier Growth Portfolio                           2001             (947,624)             (329,754)        (617,870)
                                                                  2000             (329,754)              582,513         (912,267)
      \
      Alliance Premier Growth Portfolio B                         2001               (8,054)                    -           (8,054)
                                                                  2000                    -                     -                -

      AllianceBernstein Real Estate Investment Portfolio          2001               62,613                36,471           26,142
                                                                  2000               36,471               (30,367)          66,838

      AllianceBernstein Real Estate Investment Portfolio B        2001                  729                     -              729
                                                                  2000                    -                     -                -

      AllianceBernstein Small Cap Portfolio B                     2001                   52                     -               52
                                                                  2000                    -                     -                -

      AllianceBernstein Value Portfolio B                         2001                   (2)                    -               (2)
                                                                  2000                    -                     -                -

      Liberty Newport Tiger Fund, Variable                        2001              (10,101)                  988          (11,089)
                                                                  2000                  988                18,690          (17,702)

      Goldman Sachs Growth and Income Fund                        2001              (42,775)              (22,852)         (19,923)
                                                                  2000              (22,852)               (4,321)         (18,531)

      Goldman Sachs International Equity Fund                     2001              (73,513)              (17,621)         (55,892)
                                                                  2000              (17,621)               62,028          (79,649)

      Goldman Sachs Global Income Fund                            2001                 (904)               (2,845)           1,941
                                                                  2000               (2,845)               (1,776)          (1,069)

      Goldman Sachs Internet Tollkeeper Fund                      2001              (41,418)              (27,963)         (13,455)
                                                                  2000              (27,963)                    -          (27,963)

      Scudder II Dreman High Return Equity Portfolio              2001                  115                    12              103
                                                                  2000                   12                    (8)              20


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                              Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      Scudder II Small Cap Growth Portfolio                       2001            $ 194,367             $ (17,067)       $ 211,434
                                                                  2000              (17,067)               37,072          (54,139)

      Scudder II Small Cap Value Portfolio                        2001              339,797                 9,036          330,761
                                                                  2000                9,036                (3,443)          12,479

      Scudder II Government Securities Portfolio                  2001              219,594                10,381          209,213
                                                                  2000               10,381                    76           10,305

      MFS Bond Series                                             2001                    2                     5               (3)
                                                                  2000                    5                     1                4

      MFS Research Series                                         2001             (942,751)               19,228         (961,979)
                                                                  2000               19,228               175,774         (156,546)

      MFS Research Series B                                       2001                 (259)                    -             (259)
                                                                  2000                    -                     -                -

      MFS Emerging Growth Series                                  2001             (313,470)              159,999         (473,469)
                                                                  2000              159,999               684,030         (524,031)

      MFS Emerging Growth Series B                                2001                   (2)                    -               (2)
                                                                  2000                    -                     -                -

      MFS Emerging Markets Equity Series                          2001                    -                (2,282)           2,282
                                                                  2000               (2,282)                5,475           (7,757)

      MFS High Income Series                                      2001             (160,503)              (40,942)        (119,561)
                                                                  2000              (40,942)               (2,211)         (38,731)

      MFS High Income Series B                                    2001                 (169)                    -             (169)
                                                                  2000                    -                     -                -

      MFS Global Governments Series                               2001                 (564)                  (63)            (501)
                                                                  2000                  (63)                 (242)             179

      MFS Global Governments Series B                             2001                  (78)                    -              (78)
                                                                  2000                    -                     -                -





METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                              Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      MFS Investors Trust Series                                  2001           $ (388,417)             $ 99,981       $ (488,398)
                                                                  2000               99,981               126,692          (26,711)

      MFS Investors Trust Series B                                2001                   20                     -               20
                                                                  2000                    -                     -                -

      MFS New Discovery Series                                    2001              (12,219)                  525          (12,744)
                                                                  2000                  525                     -              525

      MFS New Discovery Series B                                  2001                  114                     -              114
                                                                  2000                    -                     -                -

      New England Davis Venture Value B                           2001                   25                     -               25
                                                                  2000                    -                     -                -

      New England Harris Oakmark MidCap B                         2001                  102                     -              102
                                                                  2000                    -                     -                -

      Oppenheimer Capital Appreciation Fund                       2001              (54,845)               20,082          (74,927)
                                                                  2000               20,082                62,672          (42,590)

      Oppenheimer Main Street Growth & Income Fund                2001              (68,250)              (34,859)         (33,391)
                                                                  2000              (34,859)               49,552          (84,411)

      Oppenheimer High Income Fund                                2001              (61,963)              (42,325)         (19,638)
                                                                  2000              (42,325)               (3,509)         (38,816)

      Oppenheimer Bond Fund                                       2001              (42,564)              (21,407)         (21,157)
                                                                  2000              (21,407)              (15,662)          (5,745)

      Oppenheimer Strategic Bond Fund                             2001              (10,425)               (4,337)          (6,088)
                                                                  2000               (4,337)                  136           (4,473)

      Putnam VT Growth and Income Fund                            2001             (127,614)              (43,686)         (83,928)
                                                                  2000              (43,686)              (49,990)           6,304








METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                              Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      Putnam VT Growth and Income Fund B                          2001                 $ 13                   $ -             $ 13
                                                                  2000                    -                     -                -

      Putnam VT New Value Fund                                    2001               12,378                 8,139            4,239
                                                                  2000                8,139                  (231)           8,370

      Putnam VT New Value Fund B                                  2001                   56                     -               56
                                                                  2000                    -                     -                -

      Putnam VT Vista Fund                                        2001             (266,869)               (8,352)        (258,517)
                                                                  2000               (8,352)               79,103          (87,455)

      Putnam VT Vista Fund B                                      2001                  (26)                    -              (26)
                                                                  2000                    -                     -                -

      Putnam VT International Growth Fund                         2001             (376,435)              134,887         (511,322)
                                                                  2000              134,887               513,520         (378,633)

      Putnam VT International Growth Fund B                       2001               (1,614)                    -           (1,614)
                                                                  2000                    -                     -                -

      Putnam VT International New Opportunities Fund              2001             (140,506)              (72,794)         (67,712)
                                                                  2000              (72,794)               91,867         (164,661)

      Putnam VT International New Opportunities Fund B            2001                 (137)                    -             (137)
                                                                  2000                    -                     -                -

      Templeton Global Income Securities Fund                     2001               (2,223)                1,238           (3,461)
                                                                  2000                1,238                    (9)           1,247

      Templeton Global Income Securities Fund B                   2001                 (105)                    -             (105)
                                                                  2000                    -                     -                -

      Franklin Small Cap Fund                                     2001             (270,697)             (192,066)         (78,631)
                                                                  2000             (192,066)               33,706         (225,772)

      Franklin Small Cap Fund B                                   2001                   47                     -               47
                                                                  2000                    -                     -                -





METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                              Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      Templeton Growth Securities Fund                            2001            $ (71,491)             $ (4,129)       $ (67,362)
                                                                  2000               (4,129)               14,590          (18,719)

      Templeton Growth Securities Fund B                          2001                 (511)                    -             (511)
                                                                  2000                    -                     -                -

      Templeton International Securities Fund                     2001             (341,535)              (28,837)        (312,698)
                                                                  2000              (28,837)               67,478          (96,315)

      Templeton International Securities Fund B                   2001               (4,897)                    -           (4,897)
                                                                  2000                    -                     -                -

      Templeton Developing Markets Securities Fund                2001              (61,950)              (55,254)          (6,696)
                                                                  2000              (55,254)               37,123          (92,377)

      Templeton Developing Markets Securities Fund B              2001                 (484)                    -             (484)
                                                                  2000                    -                     -                -

      Templeton Mutual Shares Securities Fund                     2001               39,043                37,140            1,903
                                                                  2000               37,140                 1,833           35,307

      Templeton Mutual Shares Securities Fund B                   2001               (3,909)                    -           (3,909)
                                                                  2000                    -                     -                -

      Franklin Large Cap Growth Securities Fund                   2001             (319,605)              (26,679)        (292,926)
                                                                  2000              (26,679)               24,948          (51,627)

      Franklin Large Cap Growth Securities Fund B                 2001                 (653)                    -             (653)
                                                                  2000                    -                     -                -

      Fidelity VIP Growth Portfolio                               2001              (28,107)              (11,570)         (16,537)
                                                                  2000              (11,570)               15,091          (26,661)

      Fidelity VIP Growth Portfolio B                             2001                   (1)                    -               (1)
                                                                  2000                    -                     -                -








METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                               Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      Fidelity VIP II Contrafund Portfolio                        2001             $ (5,015)             $ (1,392)        $ (3,623)
                                                                  2000               (1,392)                1,306           (2,698)

      Fidelity VIP III Growth Opportunities Portfolio             2001               (5,916)               (4,191)          (1,725)
                                                                  2000               (4,191)                  437           (4,628)

      Fidelity VIP III Growth & Income Portfolio                  2001              (12,076)               (3,381)          (8,695)
                                                                  2000               (3,381)                7,812          (11,193)

      Fidelity VIP Equity-Income Portfolio                        2001               (3,391)                 (584)          (2,807)
                                                                  2000                 (584)                 (988)             404

      Fidelity VIP Equity-Income Portfolio B                      2001                    -                     -                -
                                                                  2000                    -                     -                -

      Fidelity High Income Portfolio B                            2001                  (16)                    -              (16)
                                                                  2000                    -                     -                -

      American Century VP Income & Growth Fund                    2001              (44,076)              (26,376)         (17,700)
                                                                  2000              (26,376)                  407          (26,783)

      American Century VP International Fund                      2001              (22,374)               (8,481)         (13,893)
                                                                  2000               (8,481)                   25           (8,506)

      American Century VP Value Fund                              2001               48,447                32,221           16,226
                                                                  2000               32,221                   134           32,087

      Dreyfus Stock Index Fund                                    2001              (18,947)              (12,866)          (6,081)
                                                                  2000              (12,866)                    3          (12,869)

      Dreyfus Stock Index Fund B                                  2001                  (35)                    -              (35)
                                                                  2000                    -                     -                -

      Dreyfus VIF Disciplined Stock Fund                          2001               (6,172)               (2,370)          (3,802)
                                                                  2000               (2,370)                    2           (2,372)

      Dreyfus VIF Disciplined Stock Fund B                        2001                   19                     -               19
                                                                  2000                    -                     -                -





METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                            Sub-account Unrealized Appreciation (Depreciation)
                                                                          ---------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                 Year or    (Depreciation)        (Depreciation)
                                                                 Period     End of Period        Beginning of Period     Change
                                                                -------   ------------------    ------------------    -------------


      Dreyfus VIF Capital Appreciation Fund                       2001            $ (23,521)             $ (6,335)       $ (17,186)
                                                                  2000               (6,335)                    -           (6,335)

      Dreyfus VIF Capital Appreciation Fund B                     2001               (2,333)                    -           (2,333)
                                                                  2000                    -                     -                -

      INVESCO VIF Dynamics Fund                                   2001              (86,464)              (25,286)         (61,178)
                                                                  2000              (25,286)                1,133          (26,419)

      INVESCO VIF High Yield Fund                                 2001              (16,108)               (7,621)          (8,487)
                                                                  2000               (7,621)                  (14)          (7,607)

      PIMCO High Yield Bond Portfolio                             2001                 (310)                   (8)            (302)
                                                                  2000                   (8)                    -               (8)

      PIMCO Low Duration Bond Portfolio                           2001                 (160)                    1             (161)
                                                                  2000                    1                    (1)               2

      PIMCO StocksPLUS Growth & Income Portfolio                  2001                 (242)                  (24)            (218)
                                                                  2000                  (24)                   (4)             (20)

      PIMCO Total Return Bond Portfolio                           2001               (1,169)                2,529           (3,698)
                                                                  2000                2,529                   (33)           2,562

      Scudder I International Portfolio                           2001              (70,488)              (23,081)         (47,407)
                                                                  2000              (23,081)                  516          (23,597)

      Scudder I International B Portfolio                         2001               (1,664)                    -           (1,664)
                                                                  2000                    -                     -                -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units:
       Met Investors Lord Abbett Growth and Income Portfolio               1,312,606  1,257,696  1,241,056           -           -
       Met Investors Lord Abbett Growth and Income Portfolio, Series A        34,274     19,410           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B                 6,741          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series A       1,989          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series E           2          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series F           2          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series G         439          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series I       3,242          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series K       1,638          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series L           2          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series N         225          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series O           2          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series P           3          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series Q           2          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series S           3          -           -          -           -
       Met Investors Lord Abbett Growth and Income Portfolio B, Series T           2          -           -          -           -
       Met Investors Bond Debenture Portfolio                                868,549    846,521     859,300    681,676     347,400
       Met Investors Bond Debenture Portfolio Series A                        19,977      9,383           -          -           -
       Met Investors Bond Debenture Portfolio B                                5,584          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series A                      3,812          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series E                          7          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series F                          7          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series G                      1,331          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series I                      1,880          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series K                        312          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series L                          7          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series N                         97          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series O                          7          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series P                          7          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series Q                          7          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series S                          7          -           -          -           -
       Met Investors Bond Debenture Portfolio B, Series T                          7          -           -          -           -
       Met Investors Developing Growth Portfolio                             219,414    210,893     130,053     70,926       6,039
       Met Investors Developing Growth Portfolio Series A                      1,697        565           -          -           -
       Met Investors Developing Growth Portfolio B                             1,354          -           -          -           -
       Met Investors Developing Growth Portfolio B, Series A                      10          -           -          -           -
       Met Investors Developing Growth Portfolio B, Series E                      10          -           -          -           -
       Met Investors Developing Growth Portfolio B, Series F                      10          -           -          -           -
       Met Investors Developing Growth Portfolio B, Series G                      10          -           -          -           -
       Met Investors Developing Growth Portfolio B, Series I                      11          -           -          -           -
       Met Investors Developing Growth Portfolio B, Series K                      11          -           -          -           -
       Met Investors Developing Growth Portfolio B, Series N                      11          -           -          -           -
       Met Investors Growth Opportunities Portfolio                            3,542          -           -          -           -
       Met Investors Growth Opportunities Portfolio, Series A                     10          -           -          -           -
       Met Investors Growth Opportunities Portfolio B                          3,436          -           -          -           -
       Met Investors Growth Opportunities Portfolio B, Series A                  379          -           -          -           -
       Met Investors Growth Opportunities Portfolio B, Series E                   11          -           -          -           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       Met Investors Growth Opportunities Portfolio B, Series F                   11          -           -          -           -
       Met Investors Growth Opportunities Portfolio B, Series G                   11          -           -          -           -
       Met Investors Growth Opportunities Portfolio B, Series I                  856          -           -          -           -
       Met Investors Growth Opportunities Portfolio B, Series K                3,566          -           -          -           -
       Met Investors Growth Opportunities Portfolio B, Series N                   12          -           -          -           -
       Met Investors Large Cap Research Portfolio                                  0    173,756     142,370     49,894           -
       Met Investors Large Cap Research Portfolio Series A                         0        638           -          -           -
       Met Investors Mid-Cap Value Portfolio                                 224,808    205,339     132,159     85,457       8,510
       Met Investors Mid-Cap Value Portfolio Series A                          6,475      2,825           -          -           -
       Met Investors Mid-Cap Value Portfolio B                                 6,143          -           -          -           -
       Met Investors Mid-Cap Value Portfolio B, Series A                       1,936          -           -          -           -
       Met Investors Mid-Cap Value Portfolio B, Series E                           6          -           -          -           -
       Met Investors Mid-Cap Value Portfolio B, Series F                           6          -           -          -           -
       Met Investors Mid-Cap Value Portfolio B, Series G                         746          -           -          -           -
       Met Investors Mid-Cap Value Portfolio B, Series I                         857          -           -          -           -
       Met Investors Mid-Cap Value Portfolio B, Series K                       1,983          -           -          -           -
       Met Investors Mid-Cap Value Portfolio B, Series N                         156          -           -          -           -
       Met Investors Enhanced Index Portfolio                              1,551,592  1,621,909   1,531,957  1,132,390     686,677
       Met Investors Enhanced Index Portfolio Series A                        13,222      9,509           -          -           -
       Met Investors Enhanced Index Portfolio B                                2,235          -           -          -           -
       Met Investors Enhanced Index Portfolio B, Series A                        351          -           -          -           -
       Met Investors Enhanced Index Portfolio B, Series E                          5          -           -          -           -
       Met Investors Enhanced Index Portfolio B, Series F                          5          -           -          -           -
       Met Investors Enhanced Index Portfolio B, Series G                          5          -           -          -           -
       Met Investors Enhanced Index Portfolio B, Series I                         69          -           -          -           -
       Met Investors Enhanced Index Portfolio B, Series K                          6          -           -          -           -
       Met Investors Enhanced Index Portfolio B, Series N                         73          -           -          -           -
       Met Investors International Equity Portfolio                          830,296    875,028     838,996    779,375     554,105
       Met Investors International Equity Portfolio Series A                   8,484      7,064           -          -           -
       Met Investors International Equity Portfolio B                            175          -           -          -           -
       Met Investors International Equity Portfolio B, Series A                    8          -           -          -           -
       Met Investors International Equity Portfolio B, Series E                    8          -           -          -           -
       Met Investors International Equity Portfolio B, Series F                    8          -           -          -           -
       Met Investors International Equity Portfolio B, Series G                    8          -           -          -           -
       Met Investors International Equity Portfolio B, Series I                  147          -           -          -           -
       Met Investors International Equity Portfolio B, Series K                    9          -           -          -           -
       Met Investors International Equity Portfolio B, Series N                  120          -           -          -           -
       Met Investors Quality Bond Portfolio                                  585,361    574,866     629,401    501,045     234,643
       Met Investors Quality Bond Portfolio Series A                              71         10           -          -           -
       Met Investors Quality Bond Portfolio B                                  3,104          -           -          -           -
       Met Investors Quality Bond Portfolio B, Series A                          933          -           -          -           -
       Met Investors Quality Bond Portfolio B, Series E                            8          -           -          -           -
       Met Investors Quality Bond Portfolio B, Series F                            8          -           -          -           -
       Met Investors Quality Bond Portfolio B, Series G                            8          -           -          -           -
       Met Investors Quality Bond Portfolio B, Series I                        2,820          -           -          -           -
       Met Investors Quality Bond Portfolio B, Series K                        1,492          -           -          -           -
       Met Investors Quality Bond Portfolio B, Series N                          216          -           -          -           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       Met Investors Select Equity Portfolio                               1,152,437  1,213,970   1,237,436  1,052,797    700,550
       Met Investors Select Equity Portfolio Series A                          8,225      5,255           -          -           -
       Met Investors Select Equity Portfolio B                                 5,904          -           -          -           -
       Met Investors Select Equity Portfolio B, Series A                           6          -           -          -           -
       Met Investors Select Equity Portfolio B, Series E                           6          -           -          -           -
       Met Investors Select Equity Portfolio B, Series F                           6          -           -          -           -
       Met Investors Select Equity Portfolio B, Series G                           6          -           -          -           -
       Met Investors Select Equity Portfolio B, Series I                          77          -           -          -           -
       Met Investors Select Equity Portfolio B, Series K                         133          -           -          -           -
       Met Investors Select Equity Portfolio B, Series N                           7          -           -          -           -
       Met Investors Small Cap Stock  Portfolio                              622,951    665,868     632,695    663,925     487,580
       Met Investors Small Cap Stock  Portfolio Series A                       5,557      5,347           -          -           -
       Met Investors Small Cap Stock  Portfolio B                                145          -           -          -           -
       Met Investors Small Cap Stock  Portfolio B, Series A                      285          -           -          -           -
       Met Investors Small Cap Stock  Portfolio B, Series E                        7          -           -          -           -
       Met Investors Small Cap Stock  Portfolio B, Series F                        7          -           -          -           -
       Met Investors Small Cap Stock  Portfolio B, Series G                        7          -           -          -           -
       Met Investors Small Cap Stock  Portfolio B, Series I                        8          -           -          -           -
       Met Investors Small Cap Stock  Portfolio B, Series K                      118          -           -          -           -
       Met Investors Small Cap Stock  Portfolio B, Series N                        8          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B                             10          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B, Series I                   12          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B, Series K                   12          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B, Series L                   11          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B, Series N                   12          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B, Series O                   11          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B, Series P                   12          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B, Series Q                   11          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B, Series S                   12          -           -          -           -
       Met Investors Met Putnam Research  Portfolio B, Series T                   11          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B                10          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series I      12          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series K      12          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series L      11          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series N      12          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series O      11          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series P      12          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series Q      11          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series S      12          -           -          -           -
       Met Investors Oppenheimer Capital Appreciation  Portfolio B, Series T      11          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B                           1,502          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series A                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series E                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series F                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series G                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series I                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series K                    10          -           -          -           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       Met Investors PIMCO Money Market  Portfolio B, Series L                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series N                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series O                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series P                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series Q                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series S                    10          -           -          -           -
       Met Investors PIMCO Money Market  Portfolio B, Series T                    10          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B                         10          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B, Series I               13          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B, Series K               13          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B, Series L               12          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B, Series N               13          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B, Series O               12          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B, Series P               13          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B, Series Q               12          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B, Series S               13          -           -          -           -
       Met Investors Janus Aggressive Growth  Portfolio B, Series T               12          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B                         10          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B, Series I               10          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B, Series K               10          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B, Series L               10          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B, Series N               10          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B, Series O               10          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B, Series P               10          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B, Series Q               10          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B, Series S               10          -           -          -           -
       Met Investors PIMCO Total Return Bond  Portfolio B, Series T               10          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B                                10          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B, Series I                      15          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B, Series K                      15          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B, Series L                      13          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B, Series N                      15          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B, Series O                      13          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B, Series P                      15          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B, Series Q                      13          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B, Series S                      15          -           -          -           -
       Met Investors PIMCO Innovation  Portfolio B, Series T                      13          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B                              10          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B, Series I                    13          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B, Series K                    13          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B, Series L                    10          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B, Series N                    13          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B, Series O                    10          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B, Series P                    13          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B, Series Q                    10          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B, Series S                    13          -           -          -           -
       Met Investors MFS Mid Cap Growth  Portfolio B, Series T                    10          -           -          -           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       Met Investors MFS Research International  Portfolio B                      10          -           -          -           -
       Met Investors MFS Research International  Portfolio B, Series I            11          -           -          -           -
       Met Investors MFS Research International  Portfolio B, Series K            11          -           -          -           -
       Met Investors MFS Research International  Portfolio B, Series L            11          -           -          -           -
       Met Investors MFS Research International  Portfolio B, Series N            11          -           -          -           -
       Met Investors MFS Research International  Portfolio B, Series O            11          -           -          -           -
       Met Investors MFS Research International  Portfolio B, Series P            11          -           -          -           -
       Met Investors MFS Research International  Portfolio B, Series Q            11          -           -          -           -
       Met Investors MFS Research International  Portfolio B, Series S            11          -           -          -           -
       Met Investors MFS Research International  Portfolio B, Series T            11          -           -          -           -
       GACC Money Market Fund                                                235,733    172,790     157,984    129,569      14,091
       GACC Money Market Fund, Series A                                           10         10           -          -           -
       Russell Multi-Style Equity Fund                                       396,520    358,236     213,789     48,388           -
       Russell Aggressive Equity Fund                                         90,314     83,187      44,230      8,651           -
       Russell Non-US Fund                                                   186,066    162,115      98,852     18,259           -
       Russell Core Bond Fund                                                288,136    251,998     220,655     61,498           -
       Russell Real Estate Securities Fund                                    24,408     20,919       5,917          -           -
       AIM V.I. Value Fund                                                   464,580    388,155     158,759      2,865           -
       AIM V.I. Value Fund Series A                                           37,177     31,356           -          -           -
       AIM V.I. Value Fund, Series E                                               7          -           -          -           -
       AIM V.I. Value Fund, Series F                                               7          -           -          -           -
       AIM V.I. Value Fund, Series G                                           2,833          -           -          -           -
       AIM V.I. Value Fund, Series I                                           1,056          -           -          -           -
       AIM V.I. Value Fund, Series K                                             232          -           -          -           -
       AIM V.I. Value Fund, Series N                                               8          -           -          -           -
       AIM V.I. Capital Appreciation Fund                                    284,583    217,297      63,264      5,570           -
       AIM V.I. Capital Appreciation Fund Series A                            27,842     17,972           -          -           -
       AIM V.I. Capital Appreciation Fund, Series E                                8          -           -          -           -
       AIM V.I. Capital Appreciation Fund, Series F                                8          -           -          -           -
       AIM V.I. Capital Appreciation Fund, Series G                            3,023          -           -          -           -
       AIM V.I. Capital Appreciation Fund, Series I                              259          -           -          -           -
       AIM V.I. Capital Appreciation Fund, Series K                              178          -           -          -           -
       AIM V.I. Capital Appreciation Fund, Series N                              110          -           -          -           -
       AIM V.I. International Equity Fund                                     62,553     47,794      19,322     15,257           -
       AIM V.I. International Equity Fund Series A                             7,418      5,234           -          -           -
       AIM V.I. International Equity Fund, Series E                                9          -           -          -           -
       AIM V.I. International Equity Fund, Series F                                9          -           -          -           -
       AIM V.I. International Equity Fund, Series G                                9          -           -          -           -
       AIM V.I. International Equity Fund, Series I                              285          -           -          -           -
       AIM V.I. International Equity Fund, Series K                               10          -           -          -           -
       AIM V.I. International Equity Fund, Series N                               10          -           -          -           -
       Alliance Premier Growth Portfolio                                     279,147    243,239     130,836     62,869           -
       Alliance Premier Growth Portfolio B                                     1,740          -           -          -           -
       Alliance Premier Growth Portfolio B, Series I                           3,263          -           -          -           -
       Alliance Premier Growth Portfolio B, Series K                           1,723          -           -          -           -
       Alliance Premier Growth Portfolio B, Series N                           3,801          -           -          -           -
       AllianceBernstein Real Estate Investment Portfolio                     70,417     55,762      29,380     22,077           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       AllianceBernstein Real Estate Investment Portfolio B                    1,052          -           -          -           -
       AllianceBernstein Real Estate Investment Portfolio B, Series I          1,460          -           -          -           -
       AllianceBernstein Real Estate Investment Portfolio B, Series K            880          -           -          -           -
       AllianceBernstein Real Estate Investment Portfolio B, Series N          1,971          -           -          -           -
       Alliance Bernstein Small Cap Portfolio B                                  220          -           -          -           -
       Alliance Bernstein Small Cap Portfolio B, Series I                         10          -           -          -           -
       Alliance Bernstein Small Cap Portfolio B, Series K                         10          -           -          -           -
       Alliance Bernstein Small Cap Portfolio B, Series N                         10          -           -          -           -
       Alliance Bernstein Value Portfolio B                                       10          -           -          -           -
       Alliance Bernstein Value Portfolio B, Series I                             10          -           -          -           -
       Alliance Bernstein Value Portfolio B, Series K                             10          -           -          -           -
       Alliance Bernstein Value Portfolio B, Series N                             10          -           -          -           -
       Liberty Newport Tiger Fund, Variable                                    7,520      7,171       2,639      2,397           -
       Liberty Newport Tiger Fund, Variable Series I                               9          -           -          -           -
       Liberty Newport Tiger Fund, Variable Series K                               9          -           -          -           -
       Liberty Newport Tiger Fund, Variable Series N                               9          -           -          -           -
       Goldman Sachs Growth and Income Fund                                   38,515     38,472      27,398     13,107           -
       Goldman Sachs Growth and Income Fund, Series I                             12          -           -          -           -
       Goldman Sachs Growth and Income Fund, Series K                             12          -           -          -           -
       Goldman Sachs Growth and Income Fund, Series N                             12          -           -          -           -
       Goldman Sachs International Equity Fund                                32,143     28,504      27,069     15,859           -
       Goldman Sachs International Equity Fund, Series I                           9          -           -          -           -
       Goldman Sachs International Equity Fund, Series K                          15          -           -          -           -
       Goldman Sachs International Equity Fund, Series N                           9          -           -          -           -
       Goldman Sachs Global Income Fund                                        7,406      4,803       3,165      3,002           -
       Goldman Sachs Global Income Fund, Series I                                  9          -           -          -           -
       Goldman Sachs Global Income Fund, Series K                                202          -           -          -           -
       Goldman Sachs Global Income Fund, Series N                                  9          -           -          -           -
       Goldman Sachs Internet Tollkeeper Fund                                 24,103     12,534           -          -           -
       Goldman Sachs Internet Tollkeeper Fund, Series I                           20          -           -          -           -
       Goldman Sachs Internet Tollkeeper Fund, Series K                          258          -           -          -           -
       Goldman Sachs Internet Tollkeeper Fund, Series N                           20          -           -          -           -
       Scudder II Dreman High Return Equity Portfolio                             10         10          10         10           -
       Scudder II Small Cap Growth Portfolio                                  20,195     16,931       8,195      3,829           -
       Scudder II Small Cap Growth Portfolio, Series I                            10          -           -          -           -
       Scudder II Small Cap Growth Portfolio, Series K                            10          -           -          -           -
       Scudder II Small Cap Growth Portfolio, Series N                            10          -           -          -           -
       Scudder II Small Cap Value Portfolio                                   35,118     35,016      27,733     16,641           -
       Scudder II Small Cap Value Portfolio, Series I                             11          -           -          -           -
       Scudder II Small Cap Value Portfolio, Series K                             11          -           -          -           -
       Scudder II Small Cap Value Portfolio, Series N                             11          -           -          -           -
       Scudder II Government Securities Portfolio                             20,622     23,467      20,807      2,519           -
       Scudder II Government Securities Portfolio, Series I                        8          -           -          -           -
       Scudder II Government Securities Portfolio, Series K                        8          -           -          -           -
       Scudder II Government Securities Portfolio, Series N                        8          -           -          -           -
       MFS Bond Series                                                            10         10          10         10           -
       MFS Research Series                                                   103,448     91,630      62,149     25,994           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       MFS Research Series B                                                       9          -           -          -           -
       MFS Research Series B, Series I                                             9          -           -          -           -
       MFS Research Series B, Series K                                             9          -           -          -           -
       MFS Research Series B, Series N                                             9          -           -          -           -
       MFS Emerging Growth Series                                            101,711     93,844      62,562     47,710           -
       MFS Emerging Growth Series B                                                8          -           -          -           -
       MFS Emerging Growth Series B, Series I                                      8          -           -          -           -
       MFS Emerging Growth Series B, Series K                                      8          -           -          -           -
       MFS Emerging Growth Series B, Series N                                      8          -           -          -           -
       MFS Emerging Markets Equity                                                 -      3,574       3,897      4,234           -
       MFS High Income Series                                                 31,723     29,111      21,540     13,080           -
       MFS High Income Series B                                                   10          -           -          -           -
       MFS High Income Series B, Series I                                         10          -           -          -           -
       MFS High Income Series B, Series K                                         10          -           -          -           -
       MFS High Income Series B, Series N                                         10          -           -          -           -
       MFS Global Governments Series                                           1,388      1,396       1,050        385           -
       MFS Global Governments Series B                                             9          -           -          -           -
       MFS Global Governments Series B, Series I                                   9          -           -          -           -
       MFS Global Governments Series B, Series K                                   9          -           -          -           -
       MFS Global Governments Series B, Series N                                   9          -           -          -           -
       MFS Investors Trust Series                                            175,101    149,611     112,973     64,791           -
       MFS Investors Trust Series B                                            1,151          -           -          -           -
       MFS Investors Trust Series B, Series I                                  2,214          -           -          -           -
       MFS Investors Trust Series B, Series K                                  2,117          -           -          -           -
       MFS Investors Trust Series B, Series N                                    830          -           -          -           -
       MFS New Discovery Series                                               23,454        885           -          -           -
       MFS New Discovery Series B                                              1,611          -           -          -           -
       MFS New Discovery Series B, Series I                                    2,321          -           -          -           -
       MFS New Discovery Series B, Series K                                    1,408          -           -          -           -
       MFS New Discovery Series B, Series N                                    2,895          -           -          -           -
       New England Davis Venture Value E                                          10          -           -          -           -
       New England Davis Venture Value E, Series I                                10          -           -          -           -
       New England Davis Venture Value E, Series K                                10          -           -          -           -
       New England Davis Venture Value E, Series L                                 9          -           -          -           -
       New England Davis Venture Value E, Series N                                10          -           -          -           -
       New England Davis Venture Value E, Series O                                 9          -           -          -           -
       New England Davis Venture Value E, Series P                                10          -           -          -           -
       New England Davis Venture Value E, Series Q                                 9          -           -          -           -
       New England Davis Venture Value E, Series S                                10          -           -          -           -
       New England Davis Venture Value E, Series T                                 9          -           -          -           -
       New England Harris Oakmark MidCap Value B                                  10          -           -          -           -
       New England Harris Oakmark MidCap Value B, Series I                        10          -           -          -           -
       New England Harris Oakmark MidCap Value B, Series K                        10          -           -          -           -
       New England Harris Oakmark MidCap Value B, Series L                         9          -           -          -           -
       New England Harris Oakmark MidCap Value B, Series N                        10          -           -          -           -
       New England Harris Oakmark MidCap Value B, Series O                         9          -           -          -           -
       New England Harris Oakmark MidCap Value B, Series P                        10          -           -          -           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       New England Harris Oakmark MidCap Value B, Series Q                         9          -           -          -           -
       New England Harris Oakmark MidCap Value B, Series S                        10          -           -          -           -
       New England Harris Oakmark MidCap Value B, Series T                         9          -           -          -           -
       Oppenheimer Capital Appreciation Fund                                  31,224     30,729      15,979      5,037           -
       Oppenheimer Main Street Growth & Income Fund                           52,518     54,516      34,600     14,882           -
       Oppenheimer High Income Fund                                           30,360     32,733      25,621     10,533           -
       Oppenheimer Bond Fund                                                  94,583     81,606      71,773     46,377           -
       Oppenheimer Strategic Bond Fund                                        11,516     11,203       7,503      2,684           -
       Putnam VT Growth and Income Fund                                      187,932    169,137     131,527     80,114           -
       Putnam VT Growth and Income Fund B                                          9          -           -          -           -
       Putnam VT Growth and Income Fund B, Series I                                9          -           -          -           -
       Putnam VT Growth and Income Fund B, Series K                                9          -           -          -           -
       Putnam VT Growth and Income Fund B, Series N                                9          -           -          -           -
       Putnam VT New Value Fund                                                9,271      5,920       2,342      2,202           -
       Putnam VT New Value Fund B                                                  8          -           -          -           -
       Putnam VT New Value Fund B, Series I                                        8          -           -          -           -
       Putnam VT New Value Fund B, Series K                                        8          -           -          -           -
       Putnam VT New Value Fund B, Series N                                      347          -           -          -           -
       Putnam VT Vista  Fund                                                  60,539     46,645      17,707      6,799           -
       Putnam VT Vista  Fund B                                                     8          -           -          -           -
       Putnam VT Vista  Fund B, Series I                                           8          -           -          -           -
       Putnam VT Vista  Fund B, Series K                                           8          -           -          -           -
       Putnam VT Vista  Fund B, Series N                                         265          -           -          -           -
       Putnam VT International Growth  Fund                                  137,262    123,371      81,982     56,566           -
       Putnam VT International Growth  Fund B                                  1,302          -           -          -           -
       Putnam VT International Growth  Fund B, Series I                        2,026          -           -          -           -
       Putnam VT International Growth  Fund B, Series K                        1,405          -           -          -           -
       Putnam VT International Growth  Fund B, Series N                        2,454          -           -          -           -
       Putnam VT International New Opportunities  Fund                        25,338     22,503       8,721      4,783           -
       Putnam VT International New Opportunities  Fund B                           9          -           -          -           -
       Putnam VT International New Opportunities  Fund B, Series I                 9          -           -          -           -
       Putnam VT International New Opportunities  Fund B, Series K                 9          -           -          -           -
       Putnam VT International New Opportunities  Fund B, Series N               425          -           -          -           -
       Templeton Global Income Securities  Fund                                4,374      2,998         795          -           -
       Templeton Global Income Securities  Fund Series A                          10         10           -          -           -
       Templeton Global Income Securities  Fund B                                259          -           -          -           -
       Templeton Global Income Securities  Fund B, Series A                       10          -           -          -           -
       Templeton Global Income Securities  Fund B, Series E                       10          -           -          -           -
       Templeton Global Income Securities  Fund B, Series F                       10          -           -          -           -
       Templeton Global Income Securities  Fund B, Series G                       10          -           -          -           -
       Templeton Global Income Securities  Fund B, Series I                       10          -           -          -           -
       Templeton Global Income Securities  Fund B, Series K                       10          -           -          -           -
       Templeton Global Income Securities  Fund B, Series N                       10          -           -          -           -
       Franklin Small Cap Fund                                                59,431     57,662       7,226          -           -
       Franklin Small Cap Fund Series A                                          762        124           -          -           -
       Franklin Small Cap Fund B                                                 197          -           -          -           -
       Franklin Small Cap Fund B, Series A                                         8          -           -          -           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       Franklin Small Cap Fund B, Series E                                         8          -           -          -           -
       Franklin Small Cap Fund B, Series F                                         8          -           -          -           -
       Franklin Small Cap Fund B, Series G                                         8          -           -          -           -
       Franklin Small Cap Fund B, Series I                                         9          -           -          -           -
       Franklin Small Cap Fund B, Series K                                         9          -           -          -           -
       Franklin Small Cap Fund B, Series N                                         9          -           -          -           -
       Templeton Growth  Fund Securities  Fund                                22,486     19,579       8,686          -           -
       Templeton Growth  Fund Securities  Fund Series A                        4,771      4,120           -          -           -
       Templeton Growth Securities Fund B                                        214          -           -          -           -
       Templeton Growth Securities Fund B, Series A                                8          -           -          -           -
       Templeton Growth Securities Fund B, Series E                                8          -           -          -           -
       Templeton Growth Securities Fund B, Series F                                8          -           -          -           -
       Templeton Growth Securities Fund B, Series G                                8          -           -          -           -
       Templeton Growth Securities Fund B, Series I                                8          -           -          -           -
       Templeton Growth Securities Fund B, Series K                                8          -           -          -           -
       Templeton Growth Securities Fund B, Series N                                8          -           -          -           -
       Templeton International Securities Fund                                94,495     83,612      50,837      6,626           -
       Templeton International Securities Fund Series A                          585        188           -          -           -
       Templeton International Securities Fund B                               1,933          -           -          -           -
       Templeton International Securities Fund B, Series A                     1,158          -           -          -           -
       Templeton International Securities Fund B, Series E                        10          -           -          -           -
       Templeton International Securities Fund B, Series F                        10          -           -          -           -
       Templeton International Securities Fund B, Series G                        10          -           -          -           -
       Templeton International Securities Fund B, Series I                        11          -           -          -           -
       Templeton International Securities Fund B, Series K                        11          -           -          -           -
       Templeton International Securities Fund B, Series N                        11          -           -          -           -
       Templeton Developing Markets Securities Fund                           54,674     43,226      13,256      7,033           -
       Templeton Developing Markets Securities Fund B                          1,084          -           -          -           -
       Templeton Developing Markets Securities Fund B, Series I                  321          -           -          -           -
       Templeton Developing Markets Securities Fund B, Series K                  495          -           -          -           -
       Templeton Developing Markets Securities Fund B, Series N                2,333          -           -          -           -
       Templeton Mutual Shares Securities Fund                                46,992     33,778       9,448        944           -
       Templeton Mutual Shares Securities Fund B                                 889          -           -          -           -
       Templeton Mutual Shares Securities Fund B, Series I                       442          -           -          -           -
       Templeton Mutual Shares Securities Fund B, Series K                       243          -           -          -           -
       Templeton Mutual Shares Securities Fund B, Series N                     3,101          -           -          -           -
       Franklin Large Cap Growth Securities Fund                              68,929     54,641      10,673          -           -
       Franklin Large Cap Growth Securities Fund Series A                      8,606      6,801           -          -           -
       Franklin Large Cap Growth Securities Fund B                               724          -           -          -           -
       Franklin Large Cap Growth Securities Fund B, Series A                       7          -           -          -           -
       Franklin Large Cap Growth Securities Fund B, Series E                       7          -           -          -           -
       Franklin Large Cap Growth Securities Fund B, Series F                       7          -           -          -           -
       Franklin Large Cap Growth Securities Fund B, Series G                       7          -           -          -           -
       Franklin Large Cap Growth Securities Fund B, Series I                     172          -           -          -           -
       Franklin Large Cap Growth Securities Fund B, Series K                       7          -           -          -           -
       Franklin Large Cap Growth Securities Fund B, Series N                       7          -           -          -           -
       Fidelity VIP Growth Portfolio                                           7,392      7,715       4,777        505           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       Fidelity VIP Growth Portfolio B                                             7          -           -          -           -
       Fidelity VIP Growth Portfolio B, Series I                                   7          -           -          -           -
       Fidelity VIP Growth Portfolio B, Series K                                   7          -           -          -           -
       Fidelity VIP Growth Portfolio B, Series N                                   7          -           -          -           -
       Fidelity VIP II Contrafund Portfolio                                    2,930      1,313         623         78           -
       Fidelity VIP III Growth Portfolio Opportunities                         1,960      1,949         521        114           -
       Fidelity VIP III Growth Portfolio & Income Portfolio                    6,929      7,498       6,964      2,082           -
       Fidelity VIP Equity-Income Portfolio                                    3,345      3,607       3,423        772           -
       Fidelity VIP Equity-Income Portfolio B                                      9          -           -          -           -
       Fidelity VIP Equity-Income Portfolio B, Series I                            9          -           -          -           -
       Fidelity VIP Equity-Income Portfolio B, Series K                            9          -           -          -           -
       Fidelity VIP Equity-Income Portfolio B, Series N                            9          -           -          -           -
       Fidelity High Income Portfolio B                                           10          -           -          -           -
       Fidelity High Income Portfolio B, Series I                                 10          -           -          -           -
       Fidelity High Income Portfolio B, Series K                                 10          -           -          -           -
       Fidelity High Income Portfolio B, Series N                                 10          -           -          -           -
       American Century VP Income & Growth Fund                               68,052     42,799       1,017          -           -
       American Century VP Income & Growth Fund, Series I                      3,521          -           -          -           -
       American Century VP Income & Growth Fund, Series K                      2,755          -           -          -           -
       American Century VP Income & Growth Fund, Series N                      5,791          -           -          -           -
       American Century VP International Fund                                  6,193      7,256          10          -           -
       American Century VP International Fund, Series I                           12          -           -          -           -
       American Century VP International Fund, Series K                           12          -           -          -           -
       American Century VP International Fund, Series N                           12          -           -          -           -
       American Century VP Value Fund                                         35,508     20,458         546          -           -
       American Century VP Value Fund  Fund, Series I                          1,318          -           -          -           -
       American Century VP Value Fund  Fund, Series K                            837          -           -          -           -
       American Century VP Value Fund  Fund, Series N                          2,092          -           -          -           -
       Dreyfus Stock Index Fund                                               21,808     21,547          10          -           -
       Dreyfus Stock Index Fund B                                                 12          -           -          -           -
       Dreyfus Stock Index Fund B, Series I                                       12          -           -          -           -
       Dreyfus Stock Index Fund B, Series K                                      240          -           -          -           -
       Dreyfus Stock Index Fund B, Series N                                       12          -           -          -           -
       Dreyfus VIF Disciplined Stock Portfolio                                 7,583      4,460          10          -           -
       Dreyfus VIF Disciplined Stock Portfolio B                                  12          -           -          -           -
       Dreyfus VIF Disciplined Stock Portfolio B, Series I                        12          -           -          -           -
       Dreyfus VIF Disciplined Stock Portfolio B, Series K                        12          -           -          -           -
       Dreyfus VIF Disciplined Stock Portfolio B, Series N                        12          -           -          -           -
       Dreyfus VIF Capital Appreciation Portfolio                             36,464     27,606          10          -           -
       Dreyfus VIF Capital Appreciation Portfolio B                            1,245          -           -          -           -
       Dreyfus VIF Capital Appreciation Portfolio B, Series I                    648          -           -          -           -
       Dreyfus VIF Capital Appreciation Portfolio B, Series K                     11          -           -          -           -
       Dreyfus VIF Capital Appreciation Portfolio B, Series N                  4,454          -           -          -           -
       INVESCO VIF Dynamics Fund                                              43,491     27,344       1,951          -           -
       INVESCO VIF Dynamics Fund, Series I                                     2,167          -           -          -           -
       INVESCO VIF Dynamics Fund, Series K                                     1,269          -           -          -           -
       INVESCO VIF Dynamics Fund, Series N                                     2,444          -           -          -           -


METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
Notes to Financial Statements
June 30, 2001
Unaudited

(8)   UNITS OUTSTANDING, CONTINUED:

                                                                            6/30/01    12/31/00   12/31/99    12/31/98   12/31/97
                                                                           ----------  ---------  ----------  ---------  ----------

      Sub-account accumulation units, continued:
       INVESCO VIF High Yield Fund                                            16,232      8,718         996          -           -
       INVESCO VIF High Yield Fund, Series I                                   2,991          -           -          -           -
       INVESCO VIF High Yield Fund, Series K                                   1,927          -           -          -           -
       INVESCO VIF High Yield Fund, Series N                                     512          -           -          -           -
       PIMCO High Yield Bond Portfolio                                           742        116          10          -           -
       PIMCO High Yield Bond Portfolio, Series I                                  10          -           -          -           -
       PIMCO High Yield Bond Portfolio, Series K                                  10          -           -          -           -
       PIMCO High Yield Bond Portfolio, Series N                                  10          -           -          -           -
       PIMCO Low Duration Bond Portfolio                                       8,753        108          10          -           -
       PIMCO Low Duration Bond Portfolio, Series I                                 9          -           -          -           -
       PIMCO Low Duration Bond Portfolio, Series K                                 9          -           -          -           -
       PIMCO Low Duration Bond Portfolio, Series N                                 9          -           -          -           -
       PIMCO StocksPLUS Growth & Income Portfolio                                 10         10          10          -           -
       PIMCO StocksPLUS Growth & Income Portfolio, Series I                    1,175          -           -          -           -
       PIMCO StocksPLUS Growth & Income Portfolio, Series K                       12          -           -          -           -
       PIMCO StocksPLUS Growth & Income Portfolio, Series N                       12          -           -          -           -
       PIMCO Total Return Bond Portfolio                                      39,383     12,364       1,525          -           -
       PIMCO Total Return Bond Portfolio, Series I                             3,356          -           -          -           -
       PIMCO Total Return Bond Portfolio, Series K                             2,739          -           -          -           -
       PIMCO Total Return Bond Portfolio, Series N                               940          -           -          -           -
       Scudder International Portfolio                                        20,982     16,238         624          -           -
       Scudder International Portfolio B                                       1,025          -           -          -           -
       Scudder International Portfolio B, Series I                               457          -           -          -           -
       Scudder International Portfolio B, Series K                                13          -           -          -           -
       Scudder International Portfolio B, Series N                             3,268          -           -          -           -

      Sub-account annuity units:
       Met Investors Lord Abbett Growth and Income Portfolio                   6,724      5,663       4,367          -           -
       Met Investors Bond Debenture Portfolio                                    516        533         564          -           -
       Met Investors Mid-Cap Value Portfolio                                     135        151           -          -           -
       Met Investors Quality Bond Portfolio                                    2,344      2,607           -          -           -
       Met Investors Large Cap Stock Portfolio                                 9,681      4,048         488          -           -
       Met Investors Select Equity Portfolio                                   3,075      3,380         527          -           -
       Met Investors International Equity Portfolio                              284        317           -          -           -
       AIM V.I. Value Fund                                                        98        110           -          -           -
       Russell Aggressive Equity Fund                                          1,441      1,503           -          -           -
       Russell Core Bond Fund                                                  7,913      7,806           -          -           -
       Russell Multi-Style Fund                                                7,774      8,001           -          -           -
       Russell Non-US Fund                                                     4,406      4,577           -          -           -
       Russell Real Estate Fund                                                1,273      1,298           -          -           -






INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
Cova Financial Life Insurance Company
Contract Owners of Cova Variable Annuity Account Five


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1) comprising Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company as of December 31, 2000, and the results of their operations and changes in their net assets for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.



/S/ Deloitte & Touche LLP


Chicago, Illinois
March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



    The Contract Owners of Cova Variable Annuity Account Five, Board of Directors and Shareholder of Cova Financial Life Insurance Company:


    We have audited the accompanying statement of changes in net assets of each of the sub-accounts comprising Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account) for the year ended December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


       /S/ KMPG LLP

      Chicago, Illinois
      March 20, 2000

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio                             2,108,516 shares                      $ 56,542,909
        Bond Debenture Portfolio                                              994,530 shares                        11,682,803
        Developing Growth Portfolio                                           213,607 shares                         2,444,234
        Large Cap Research Portfolio                                          184,459 shares                         2,831,772
        Mid-Cap Value Portfolio                                               201,739 shares                         3,413,809
        Quality Bond Portfolio                                                655,703 shares                         7,335,746
        Small Cap Stock Portfolio                                             713,397 shares                        10,575,718
        Large Cap Stock Portfolio                                           1,912,641 shares                        32,053,389
        Select Equity Portfolio                                             1,477,919 shares                        20,743,115
        International Equity Portfolio                                        935,573 shares                        11,796,488
      General American Capital Company (GACC):
        Money Market Fund                                                      96,977 shares                         2,090,664
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                               329,743 shares                         4,655,974
        Aggressive Equity Fund                                                 73,804 shares                           865,715
        Non-U.S. Fund                                                         185,094 shares                         2,063,800
        Core Bond Fund                                                        290,884 shares                         2,929,203
        Real Estate Securities Fund                                            24,486 shares                           261,269
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                                   209,948 shares                         5,733,668
        AIM V.I. Capital Appreciation Fund                                    108,736 shares                         3,353,433
        AIM V.I. International Equity Fund                                     32,152 shares                           646,890
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                              119,108 shares                         3,817,420
        Real Estate Investment Portfolio                                       48,516 shares                           521,549
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                                    42,043 shares                            92,073
      Goldman Sachs Variable Insurance Trust (Goldman Sachs):
        Growth and Income Fund                                                 36,069 shares                           372,952
        International Equity Fund                                              30,783 shares                           362,619
        Global Income Fund                                                      5,599 shares                            54,594
        Internet Tollkeeper Fund                                               12,017 shares                            81,717
      Kemper Variable Series (Kemper):
        Dreman High Return Equity Portfolio                                       112 shares                               120
        Kemper Small Cap Growth Portfolio                                     106,863 shares                           231,292
        Kemper Small Cap Value Portfolio                                      284,671 shares                           319,592
        Kemper Government Securities Portfolio                                226,885 shares                           271,349
      MFS Variable Insurance Trust (MFS):
        MFS Bond Series                                                            10 shares                               112
        MFS Research Series                                                    61,586 shares                         1,280,996
        MFS Growth with Income Series                                          89,087 shares                         1,871,711
        MFS Emerging Growth Series                                             59,542 shares                         1,717,194
        MFS Emerging Markets Equity Series                                      3,878 shares                            24,394
        MFS High Income Series                                                 28,190 shares                           277,386
        MFS Global Governments Series                                           1,480 shares                            14,810
        MFS New Discovery Series                                                  459 shares                             7,619


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account assets, continued:
    Investments, continued:
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                                  11,089 shares                         $ 517,072
        Oppenheimer Main Street Growth & Income Fund                           28,625 shares                           608,572
        Oppenheimer High Income Fund                                           34,152 shares                           316,590
        Oppenheimer Bond Fund                                                  77,769 shares                           874,896
        Oppenheimer Strategic Bond Fund                                        24,919 shares                           116,869
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                                       79,688 shares                         2,059,936
        Putnam VT New Value Fund                                                5,495 shares                            74,235
        Putnam VT Vista Fund                                                   40,005 shares                           786,098
        Putnam VT International Growth Fund                                   115,185 shares                         2,041,071
        Putnam VT International New Opportunities Fund                         22,732 shares                           311,656
      Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton Global Income Securities Fund                                 2,628 shares                            30,305
        Franklin Small Cap Fund                                                39,696 shares                           843,534
        Templeton Growth Securities Fund                                       23,192 shares                           319,118
        Templeton International Securities Fund                                48,017 shares                           901,763
        Templeton Developing Markets Securities Fund                           63,590 shares                           333,847
        Mutual Shares Securities Fund                                          27,529 shares                           392,012
        Franklin Large Cap Growth Securities Fund                              42,749 shares                           899,010
      Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        VIP Growth Portfolio                                                    2,765 shares                           120,680
        VIP II Contrafund Portfolio                                               778 shares                            18,468
        VIP III Growth Opportunities Portfolio                                  1,094 shares                            19,401
        VIP III Growth & Income Portfolio                                       6,179 shares                            94,287
        VIP Equity-Income Portfolio                                             1,696 shares                            43,280
      American Century Variable Portfolios, Inc. (American Century):
        American Century VP Income & Growth Fund                               54,778 shares                           389,469
        American Century VP International Fund                                  7,300 shares                            74,678
        American Century VP Value Fund                                         34,269 shares                           228,572
      Dreyfus Stock Index Fund (Dreyfus)                                        5,865 shares                           199,421
      Dreyfus Variable Investment Fund (Dreyfus):
        Dreyfus VIF Disciplined Stock Portfolio                                 1,705 shares                            41,254
        Dreyfus VIF Appreciation Portfolio                                      7,048 shares                           274,226
      INVESCO Variable Investment Funds, Inc. (INVESCO):
        INVESCO VIF Dynamics Fund                                              15,958 shares                           290,594
        INVESCO VIF High Yield Fund                                             7,646 shares                            76,999
      PIMCO Variable Insurance Trust (PIMCO):
        PIMCO High Yield Bond Portfolio                                           137 shares                             1,145
        PIMCO Low Duration Bond Portfolio                                         117 shares                             1,153
        PIMCO StocksPLUS Growth & Income Portfolio                                  8 shares                                93
        PIMCO Total Return Bond Portfolio                                      13,633 shares                           133,192
      Scudder Variable Life Investment Fund (Scudder):
        International Portfolio                                                10,251 shares                           146,186
                                                                                                               ----------------
           Total assets                                                                                          $ 206,919,780
                                                                                                               ================


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account liabilities:
    Russell Multi-style Equity                                                                                           $ 360
    Russell Aggressive Equity                                                                                               67
    Russell Non-U.S.                                                                                                       157
    Russell Core Bond                                                                                                      226
    Russell Real Estate Securities                                                                                          20
    AIM V.I. Value                                                                                                         432
    AIM V.I. Capital Appreciation                                                                                          256
    AIM V.I. International Equity                                                                                           48
    Alliance Premier Growth                                                                                                294
    Alliance Real Estate Investment                                                                                         41
    Liberty Newport Tiger Fund, Variable                                                                                   214
    Goldman Sachs Growth and Income                                                                                        413
    Goldman Sachs International Equity                                                                                     393
    Goldman Sachs Global Income                                                                                             59
    Goldman Sachs Internet Tollkeeper                                                                                       87
    Kemper Small Cap Growth                                                                                                250
    Kemper Small Cap Value                                                                                                 336
    Kemper Government Securities                                                                                           303
    MFS Research                                                                                                            99
    MFS Growth with Income                                                                                                 144
    MFS Emerging Growth                                                                                                    133
    MFS Emerging Markets Equity                                                                                              2
    MFS High Income                                                                                                         22
    MFS Global Governments                                                                                                   1
    MFS New Discovery                                                                                                        1
    Putnam VT Growth and Income                                                                                            158
    Putnam VT New Value                                                                                                      6
    Putnam VT Vista                                                                                                         61
    Putnam VT International Growth                                                                                         154
    Putnam VT International New Opportunities                                                                               24
    Fidelity VIP Growth                                                                                                    277
    Fidelity VIP II Contrafund                                                                                              47
    Fidelity VIP III Growth Opportunities                                                                                   45
    Fidelity VIP III Growth & Income                                                                                       230
    Fidelity VIP Equity-Income                                                                                              97
    INVESCO VIF Dynamics                                                                                                   605
    INVESCO VIF High Yield                                                                                                 149
    PIMCO High Yield Bond                                                                                                    1
    PIMCO Low Duration Bond                                                                                                  1
    PIMCO Total Return Bond                                                                                                231
    Scudder International                                                                                                  319
                                                                                                               ----------------
                                                                                                               ----------------
           Total liabilities                                                                                           $ 6,763
                                                                                                               ================


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account net assets:
    Cova Lord Abbett Growth and Income                                                                            $ 56,542,909
    Cova Bond Debenture                                                                                             11,682,803
    Cova Developing Growth                                                                                           2,444,234
    Cova Large Cap Research                                                                                          2,831,772
    Cova Mid-Cap Value                                                                                               3,413,809
    Cova Quality Bond                                                                                                7,335,746
    Cova Small Cap Stock                                                                                            10,575,718
    Cova Large Cap Stock                                                                                            32,053,389
    Cova Select Equity                                                                                              20,743,115
    Cova International Equity                                                                                       11,796,488
    GACC Money Market                                                                                                2,090,664
    Russell Multi-Style Equity                                                                                       4,655,614
    Russell Aggressive Equity                                                                                          865,648
    Russell Non-U.S.                                                                                                 2,063,643
    Russell Core Bond                                                                                                2,928,977
    Russell Real Estate Securities                                                                                     261,249
    AIM V.I. Value                                                                                                   5,733,236
    AIM V.I. Capital Appreciation                                                                                    3,353,177
    AIM V.I. International Equity                                                                                      646,842
    Alliance Premier Growth                                                                                          3,817,126
    Alliance Real Estate Investment                                                                                    521,508
    Liberty Newport Tiger Fund, Variable                                                                                91,859
    Goldman Sachs Growth and Income                                                                                    372,539
    Goldman Sachs International Equity                                                                                 362,226
    Goldman Sachs Global Income                                                                                         54,535
    Goldman Sachs Internet Tollkeeper                                                                                   81,630
    Kemper Dreman High Return Equity                                                                                       120
    Kemper Small Cap Growth                                                                                            231,042
    Kemper Small Cap Value                                                                                             319,256
    Kemper Government Securities                                                                                       271,046
    MFS Bond                                                                                                               112
    MFS Research                                                                                                     1,280,897
    MFS Growth with Income                                                                                           1,871,567
    MFS Emerging Growth                                                                                              1,717,061
    MFS Emerging Markets Equity                                                                                         24,392
    MFS High Income                                                                                                    277,364
    MFS Global Governments                                                                                              14,809
    MFS New Discovery                                                                                                    7,618
    Oppenheimer Capital Appreciation                                                                                   517,072
    Oppenheimer Main Street Growth & Income                                                                            608,572
    Oppenheimer High Income                                                                                            316,590
    Oppenheimer Bond                                                                                                   874,896
    Oppenheimer Strategic Bond                                                                                         116,869
    Putnam VT Growth and Income                                                                                      2,059,778
    Putnam VT New Value                                                                                                 74,229
    Putnam VT Vista                                                                                                    786,037
    Putnam VT International Growth                                                                                   2,040,917
    Putnam VT International New Opportunities                                                                          311,632


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account net assets, continued:
    Templeton Global Income Securities                                                                                $ 30,305
    Franklin Small Cap                                                                                                 843,534
    Templeton Growth Securities                                                                                        319,118
    Templeton International Securities                                                                                 901,763
    Templeton Developing Markets Securities                                                                            333,847
    Templeton Mutual Shares Securities                                                                                 392,012
    Franklin Large Cap Growth Securities                                                                               899,010
    Fidelity VIP Growth                                                                                                120,403
    Fidelity VIP II Contrafund                                                                                          18,421
    Fidelity VIP III Growth Opportunities                                                                               19,356
    Fidelity VIP III Growth & Income                                                                                    94,057
    Fidelity VIP Equity-Income                                                                                          43,183
    American Century VP Income & Growth                                                                                389,469
    American Century VP International                                                                                   74,678
    American Century VP Value                                                                                          228,572
    Dreyfus Stock Index                                                                                                199,421
    Dreyfus VIF Disciplined Stock                                                                                       41,254
    Dreyfus VIF Appreciation                                                                                           274,226
    INVESCO VIF Dynamics                                                                                               289,989
    INVESCO VIF High Yield                                                                                              76,850
    PIMCO High Yield Bond                                                                                                1,144
    PIMCO Low Duration Bond                                                                                              1,152
    PIMCO StocksPLUS Growth & Income                                                                                        93
    PIMCO Total Return Bond                                                                                            132,961
    Scudder International                                                                                              145,867
                                                                                                               ----------------
           Total net assets                                                                                      $ 206,913,017
                                                                                                               ================


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                                and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                              Income      Debenture    Growth      Research      Value        Bond         Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Income:
   Dividends                              $    583,253     781,078            -        5,813       5,499      395,083          139
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Expenses:
   Mortality and expense risk                  622,469     147,656       27,210       29,854      25,716       86,390      145,736
   Administrative fee                           74,627      17,678        3,265        3,582       3,074       10,367       17,465
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
       Total expenses                          697,096     165,334       30,475       33,436      28,790       96,757      163,201
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net investment income (expense)        (113,843)    615,744      (30,475)     (27,623)    (23,291)     298,326     (163,062)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    282,068      11,201        6,462       13,407      16,381       13,462      177,868
   Realized gain distributions                 810,005           -      112,263      208,818      11,648            -      477,775
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
       Net realized gain (loss)              1,092,073      11,201      118,725      222,225      28,029       13,462      655,643
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                            5,598,117    (702,447)    (566,667)     105,443     944,576      340,464   (1,979,216)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $  6,576,347     (75,502)    (478,417)     300,045     949,314      652,252   (1,486,635)
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                            Cova                      GACC                   Russell
                                            --------------------------------------  ---------  -----------------------------------

                                               Large                                             Multi-
                                                Cap        Select     International   Money       Style      Aggressive
                                               Stock       Equity        Equity      Market      Equity       Equity     Non-U.S.
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------


Income:
   Dividends                              $    215,690      110,390        57,532          -       20,835        2,614      1,734
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

Expenses:
   Mortality and expense risk                  425,249      275,850       161,740     25,801       52,058        8,925     22,753
   Administrative fee                           50,979       33,097        19,374      3,096        6,247        1,071      2,730
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------
       Total expenses                          476,228      308,947       181,114     28,897       58,305        9,996     25,483
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

       Net investment income (expense)        (260,538)    (198,557)     (123,582)   (28,897)     (37,470)      (7,382)   (23,749)
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    265,882      177,397       117,693     84,133      (13,037)     (21,330)     8,588
   Realized gain distributions               2,686,453    1,480,216       837,655    128,903      135,366       88,098    152,831
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------
       Net realized gain (loss)              2,952,335    1,657,613       955,348    213,036      122,329       66,768    161,419
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

Change in unrealized appreciation
   (depreciation)                           (7,269,480)  (3,139,931)   (3,375,587)   (83,269)    (669,460)    (109,897)  (436,733)
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

       Net increase (decrease) in net
         assets from operations           $ (4,577,683)  (1,680,875)   (2,543,821)   100,870     (584,601)     (50,511)  (299,063)
                                            ===========  ===========  ============  =========  ===========  =========== ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                   Russell                           AIM                           Alliance
                                           ----------------------  ----------------------------------------  ----------------------

                                                         Real                       V.I.          V.I.                     Real
                                             Core       Estate        V.I.        Capital      International  Premier     Estate
                                             Bond     Securities      Value      Appreciation    Equity       Growth     Investment
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------


Income:
   Dividends                             $  136,883        9,783        7,174             -          1,612          -       14,859
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

Expenses:
   Mortality and expense risk                32,653        2,190       54,830        31,731          6,114     42,840        4,416
   Administrative fee                         3,918          263        6,474         3,748            729      5,141          530
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------
       Total expenses                        36,571        2,453       61,304        35,479          6,843     47,981        4,946
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

       Net investment income (expense)      100,312        7,330      (54,130)      (35,479)        (5,231)   (47,981)       9,913
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                 (26,975)       5,737       19,303       (27,939)         2,124     22,718         (160)
   Realized gain distributions                    -            -      249,924        92,892         41,256    172,921            -
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------
       Net realized gain (loss)             (26,975)       5,737      269,227        64,953         43,380    195,639         (160)
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

Change in unrealized appreciation
   (depreciation)                           147,299       31,563   (1,119,748)     (671,370)      (203,374)  (912,267)      66,838
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

       Net increase (decrease) in net
         assets from operations          $  220,636       44,630     (904,651)     (641,896)      (165,225)  (764,609)      76,591
                                           =========  ===========  ===========  ============  =============  =========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                               Liberty                      Goldman Sachs                           Kemper
                                             ----------- --------------------------------------------------  ---------------------
                                               Newport                                                         Dreman
                                                Tiger     Growth                                                High       Small
                                                Fund,       and      International   Global      Internet      Return       Cap
                                              Variable    Income        Equity       Income      Tollkeeper    Equity     Growth
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------


Income:
   Dividends                               $        835      1,373             -        4,929            -           2          -
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

Expenses:
   Mortality and expense risk                       926      3,968         4,843          529          293           1      2,334
   Administrative fee                               111        476           581           64           35           -        280
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------
       Total expenses                             1,037      4,444         5,424          593          328           1      2,614
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

       Net investment income (expense)             (202)    (3,071)       (5,424)       4,336         (328)          1     (2,614)
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       1,778     (1,188)        3,632          (10)         (65)          -      1,823
   Realized gain distributions                        -          -        21,494            -            -           6     15,923
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------
       Net realized gain (loss)                   1,778     (1,188)       25,126          (10)         (65)          6     17,746
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

Change in unrealized appreciation
   (depreciation)                               (17,702)   (18,531)      (79,649)      (1,069)     (27,963)         20    (54,139)
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

       Net increase (decrease) in net
         assets from operations            $    (16,126)   (22,790)      (59,947)       3,257      (28,356)         27    (39,007)
                                             =========== ==========  ============  ===========  ===========  ==========  =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                     Kemper                                     MFS
                                            ------------------------  -------------------------------------------------------------

                                               Small                                             Growth                  Emerging
                                                Cap       Government                              with       Emerging     Markets
                                               Value      Securities     Bond      Research      Income       Growth      Equity
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------


Income:
   Dividends                              $      1,357       16,192           5          386        7,124            -           -
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

Expenses:
   Mortality and expense risk                    3,355        3,050           -       14,331       20,622       21,818         368
   Administrative fee                              403          366           -        1,720        2,475        2,618          44
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------
       Total expenses                            3,758        3,416           -       16,051       23,097       24,436         412
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

       Net investment income (expense)          (2,401)      12,776           5      (15,665)     (15,973)     (24,436)       (412)
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (266)        (302)          -        6,805        9,610       28,220       1,092
   Realized gain distributions                       -            -           -       66,248       12,936       92,802           -
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------
       Net realized gain (loss)                   (266)        (302)          -       73,053       22,546      121,022       1,092
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

Change in unrealized appreciation
   (depreciation)                               12,479       10,305           4     (156,546)     (26,711)    (524,031)     (7,757)
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations           $      9,812       22,779           9      (99,158)     (20,138)    (427,445)     (7,077)
                                            ===========  ===========  ==========  ===========  ===========  =========== ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                             MFS                                      Oppenheimer
                                             -------------------------------------  -----------------------------------------------
                                                                                                   Main Street
                                                                                                    Growth
                                                High        Global         New        Capital         and        High
                                               Income     Governments   Discovery    Appreciation   Income      Income      Bond
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------


Income:
   Dividends                               $    19,987           574            -           586        2,033     26,961 #   58,840
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

Expenses:
   Mortality and expense risk                    3,223           164            6         6,088        7,198      3,482      9,929
   Administrative fee                              387            20            1           731          864        418      1,191
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------
       Total expenses                            3,610           184            7         6,819        8,062      3,900     11,120
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

       Net investment income (expense)          16,377           390           (7)       (6,233)      (6,029)    23,061     47,720
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (487)          (68)           -         2,678        1,133     (1,172)    (4,363)
   Realized gain distributions                       -             -            -        31,253       26,847          -          -
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------
       Net realized gain (loss)                   (487)          (68)           -        33,931       27,980     (1,172)    (4,363)
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

Change in unrealized appreciation
   (depreciation)                              (38,731)          179          525       (42,590)     (84,411)   (38,816)    (5,745)
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

       Net increase (decrease) in net
         assets from operations            $   (22,841)          501          518       (14,892)     (62,460)   (16,927)    37,612
                                             ==========  ============  ===========  ============  ===========  =========  =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                           Oppenheimer                          Putnam                                    Templeton
                                          ------------  ---------------------------------------------------------------  -----------
                                                            VT                                                 VT
                                                          Growth       VT                      VT         International    Global
                                           Strategic        and        New        VT       International      New          Income
                                              Bond        Income      Value      Vista       Growth       Opportunities   Securities
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------


Income:
   Dividends                             $      6,969       28,041       388          -         32,837             141          523
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

Expenses:
   Mortality and expense risk                   1,149       20,589       487      6,898         23,047           3,758          174
   Administrative fee                             138        2,471        58        828          2,766             451           21
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------
       Total expenses                           1,287       23,060       545      7,726         25,813           4,209          195
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

       Net investment income (expense)          5,682        4,981      (157)    (7,726)         7,024          (4,068)         328
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (256)     (15,439)        2      3,321         15,223          (1,779)         (17)
   Realized gain distributions                      -      132,025     1,375      4,804        142,429          13,226            -
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------
       Net realized gain (loss)                  (256)     116,586     1,377      8,125        157,652          11,447          (17)
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

Change in unrealized appreciation
   (depreciation)                              (4,473)       6,304     8,370    (87,455)      (378,633)       (164,661)       1,247
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

       Net increase (decrease) in net
         assets from operations          $        953      127,871     9,590    (87,056)      (213,957)       (157,282)       1,558
                                          ============  =========== =========  =========  =============  ==============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                                                  Templeton                               Fidelity
                                           ----------------------------------------------------------------------------  ----------
                                                                                                             Franklin
                                            Franklin                                Developing   Mutual      Large Cap
                                             Small      Growth     International    Markets      Shares       Growth        VIP
                                              Cap      Securities   Securities      Securities  Securities   Securities    Growth
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------


Income:
   Dividends                             $    4,169        1,814          12,539       1,778        1,471        1,566          96
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                 9,300        2,790           8,868       3,082        2,955        6,548       1,470
   Administrative fee                         1,116          309           1,064         370          355          752         176
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------
       Total expenses                        10,416        3,099           9,932       3,452        3,310        7,300       1,646
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

       Net investment income (expense)       (6,247)      (1,285)          2,607      (1,674)      (1,839)      (5,734)     (1,550)
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  (8,240)        (143)         (2,218)      1,084          198           46         769
   Realized gain distributions                9,584       34,468          73,894           -        1,228       21,645       9,551
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------
       Net realized gain (loss)               1,344       34,325          71,676       1,084        1,426       21,691      10,320
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                          (225,772)     (18,719)        (96,315)    (92,377)      35,307      (51,627)    (26,661)
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations          $ (230,675)      14,321         (22,032)    (92,967)      34,894      (35,670)    (17,891)
                                           =========  =========== ===============  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                                Fidelity                                American Century
                                            -------------------------------------------------  -----------------------------------
                                                                                                   VP
                                                            VIP III      VIP III       VIP       Income
                                              VIP II        Growth       Growth &    Equity-       &            VP           VP
                                             Contrafund   Opportunities   Income     Income      Growth     International  Value
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------


Income:
   Dividends                              $         31            236       1,106        718          79              -        85
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

Expenses:
   Mortality and expense risk                      236            248       1,272        520       2,439            396     1,305
   Administrative fee                               28             30         153         62         293             48       157
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------
       Total expenses                              264            278       1,425        582       2,732            444     1,462
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

       Net investment income (expense)            (233)           (42)       (319)       136      (2,653)          (444)   (1,377)
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (151)          (184)       (309)      (239)        151           (163)      131
   Realized gain distributions                   1,112          1,195       7,220      2,705           -              2       217
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------
       Net realized gain (loss)                    961          1,011       6,911      2,466         151           (161)      348
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

Change in unrealized appreciation
   (depreciation)                               (2,698)        (4,628)    (11,193)       404     (26,783)        (8,506)   32,087
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

       Net increase (decrease) in net
         assets from operations           $     (1,970)        (3,659)     (4,601)     3,006     (29,285)        (9,111)   31,058
                                            ===========  =============  ==========  =========  ==========  =============  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                           Dreyfus                           INVESCO                 PIMCO
                                             ---------------------------------------  ----------------------  ---------------------

                                                             VIF                                     VIF        High        Low
                                               Stock      Disciplined      VIF           VIF        High        Yield    Duration
                                               Index        Stock      Appreciation    Dynamics     Yield       Bond       Bond
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------


Income:
   Dividends                               $     1,306           90           1,790          -          721         12          10
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

Expenses:
   Mortality and expense risk                    1,359          419           2,040      2,247          403          1           1
   Administrative fee                              163           50             245        270           48          -           -
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------
       Total expenses                            1,522          469           2,285      2,517          451          1           1
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

       Net investment income (expense)            (216)        (379)           (495)    (2,517)         270         11           9
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        174          324              11      2,583           21          -           -
   Realized gain distributions                   3,056          364           3,059        233            -          -           -
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------
       Net realized gain (loss)                  3,230          688           3,070      2,816           21          -           -
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

Change in unrealized appreciation
   (depreciation)                              (12,869)      (2,372)         (6,335)   (26,419)      (7,607)        (8)          2
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

       Net increase (decrease) in net
         assets from operations            $    (9,855)      (2,063)         (3,760)   (26,120)      (7,316)         3          11
                                             ==========  ===========  ==============  =========  ===========  ========= ===========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                     PIMCO              Scudder
                                           ------------------------  ---------------

                                            StocksPLUS     Total
                                            Growth &      Return
                                             Income        Bond       International      Total
                                           -----------  -----------  ---------------  ------------


Income:
   Dividends                              $         6        2,717              231     2,592,625
                                           -----------  -----------  ---------------  ------------

Expenses:
   Mortality and expense risk                       -          514            1,186     2,444,410
   Administrative fee                               -           62              142       292,866
                                           -----------  -----------  ---------------  ------------
       Total expenses                               -          576            1,328     2,737,276
                                           -----------  -----------  ---------------  ------------

       Net investment income (expense)              6        2,141           (1,097)     (144,651)
                                           -----------  -----------  ---------------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -           85             (876)    1,177,942
   Realized gain distributions                      4            -            4,699     8,422,628
                                           -----------  -----------  ---------------  ------------

       Net realized gain (loss)                     4           85            3,823     9,600,570
                                           -----------  -----------  ---------------  ------------

Change in unrealized appreciation
   (depreciation)                                 (20)       2,562          (23,597)  (16,299,470)
                                           -----------  -----------  ---------------  ------------

       Net increase (decrease) in net
         assets from operations           $       (10)       4,788          (20,871)   (6,843,551)
                                           ===========  ===========  ===============  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                                and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                              Income      Debenture    Growth      Research      Value        Bond         Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $   (113,843)    615,744      (30,475)     (27,623)    (23,291)     298,326     (163,062)
     Net realized gain (loss)                1,092,073      11,201      118,725      222,225      28,029       13,462      655,643
     Change in unrealized appreciation
         (depreciation)                      5,598,117    (702,447)    (566,667)     105,443     944,576      340,464   (1,979,216)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                          6,576,347     (75,502)    (478,417)     300,045     949,314      652,252   (1,486,635)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                   100         100          100          100         100          100          100
   Cova redemptions                               (125)          -            -            -           -            -            -
   Payments received from contract
     owners                                    807,957     279,276      333,386       42,032     154,841      155,379      387,639
   Transfers between sub-accounts
     (including fixed account), net          2,530,834     402,957      797,274      511,653     945,187     (290,570)     881,627
   Transfers for contract benefits and
     terminations                           (2,472,334)   (759,941)     (87,749)    (105,752)    (72,929)    (461,802)    (552,819)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          866,432     (77,608)   1,043,011      448,033   1,027,199     (596,893)     716,547
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                              7,442,779    (153,110)     564,594      748,078   1,976,513       55,359     (770,088)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Net assets at beginning of period           49,100,130   11,835,913   1,879,640    2,083,694   1,437,296    7,280,387   11,345,806
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period               $ 56,542,909   11,682,803   2,444,234    2,831,772   3,413,809    7,335,746   10,575,718
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                         Cova                        GACC                    Russell
                                          --------------------------------------  -----------  ------------------------------------

                                            Large                                                Multi-
                                             Cap        Select      International    Money       Style      Aggressive
                                            Stock       Equity        Equity        Market       Equity      Equity      Non-U.S.
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $ (260,538)    (198,557)      (123,582)     (28,897)    (37,470)      (7,382)     (23,749)
     Net realized gain (loss)             2,952,335    1,657,613        955,348      213,036     122,329       66,768      161,419
     Change in unrealized appreciation
         (depreciation)                  (7,269,480) (3,139,931)    (3,375,587)     (83,269)   (669,460)    (109,897)    (436,733)
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                       (4,577,683) (1,680,875)    (2,543,821)     100,870    (584,601)     (50,511)    (299,063)
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                100          100            100          100           -            -            -
   Cova redemptions                               -            -              -            -           -            -            -
   Payments received from contract
     owners                               1,276,625      391,376        261,744      632,008   1,370,731      191,329      584,749
   Transfers between sub-accounts
     (including fixed account), net       2,349,677      440,356        984,696     (177,690)    979,321      271,187      456,067
   Transfers for contract benefits and
     terminations                         (1,549,750) (1,166,850)      (610,329)    (285,448)   (256,731)      (9,089)    (131,849)
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                     2,076,652     (335,018)       636,211      168,970   2,093,321      453,427      908,967
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                           (2,501,031) (2,015,893)    (1,907,610)     269,840   1,508,720      402,916      609,904
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------

Net assets at beginning of period         34,554,420  22,759,008     13,704,098    1,820,824   3,146,894      462,732    1,453,739
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------
Net assets at end of period              $32,053,389  20,743,115     11,796,488    2,090,664   4,655,614      865,648    2,063,643
                                          ==========  ===========  =============  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                  Russell                            AIM                            Alliance
                                          ----------------------  ----------------------------------------- ------------------------

                                                         Real                     V.I.            V.I.                      Real
                                             Core       Estate       V.I.        Capital      International   Premier      Estate
                                             Bond      Securities   Value      Appreciation      Equity       Growth      Investment
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    100,312      7,330     (54,130)       (35,479)         (5,231)    (47,981)       9,913
     Net realized gain (loss)                (26,975)     5,737     269,227         64,953          43,380     195,639         (160)
     Change in unrealized appreciation
         (depreciation)                      147,299     31,563   (1,119,748)     (671,370)       (203,374)   (912,267)      66,838
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------
       Net increase (decrease) from
         operations                          220,636     44,630    (904,651)      (641,896)       (165,225)   (764,609)      76,591
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------

Contract transactions:
   Cova payments                                   -          -         100            100             100           -            -
   Cova redemptions                                -        (91)        (83)           (79)              -           -            -
   Payments received from contract
     owners                                  790,418    142,001   1,180,153        865,651         189,313   1,406,682      160,959
   Transfers between sub-accounts
     (including fixed account), net         (170,356)    41,168   2,923,833      2,146,798         295,028     798,100       69,464
   Transfers for contract benefits and
     terminations                           (210,833)   (22,054)   (125,116)       (81,972)         (9,710)   (118,874)      (5,443)
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        409,229    161,024   3,978,887      2,930,498         474,731   2,085,908      224,980
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------

       Net increase (decrease) in net
         assets                              629,865    205,654   3,074,236      2,288,602         309,506   1,321,299      301,571
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------

Net assets at beginning of period          2,299,112     55,595   2,659,000      1,064,575         337,336   2,495,827      219,937
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------
Net assets at end of period             $  2,928,977    261,249   5,733,236      3,353,177         646,842   3,817,126      521,508
                                          ===========  =========  ==========  =============  ============== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                               Liberty                        Goldman Sachs                          Kemper
                                             -----------  -------------------------------------------------  -----------------------
                                               Newport                                                         Dreman
                                                Tiger       Growth                                              High        Small
                                                Fund,        and       International  Global     Internet      Return        Cap
                                              Variable      Income       Equity       Income     Tollkeeper    Equity       Growth
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)       $       (202)      (3,071)       (5,424)     4,336         (328)           1      (2,614)
     Net realized gain (loss)                     1,778       (1,188)       25,126        (10)         (65)           6      17,746
     Change in unrealized appreciation
         (depreciation)                         (17,702)     (18,531)      (79,649)    (1,069)     (27,963)          20     (54,139)
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                             (16,126)     (22,790)      (59,947)     3,257      (28,356)          27     (39,007)
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                      -            -             -          -          100            -           -
   Cova redemptions                                   -            -             -          -          (94)           -           -
   Payments received from contract
     owners                                      57,854       64,668         6,341     15,254       32,372            -      45,209
   Transfers between sub-accounts
     (including fixed account), net              17,746       56,680        18,903      2,691       78,027            -     104,501
   Transfers for contract benefits and
     terminations                                (8,257)      (8,286)       (4,901)       (81)        (419)           -      (6,720)
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                            67,343      113,062        20,343     17,864      109,986            -     142,990
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                  51,217       90,272       (39,604)    21,121       81,630           27     103,983
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------

Net assets at beginning of period                40,642      282,267       401,830     33,414            -           93     127,059
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------
Net assets at end of period                $     91,859      372,539       362,226     54,535       81,630          120     231,042
                                             ===========  =========== =============  =========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                        Kemper                                    MFS
                                             -------------------------  -----------------------------------------------------------

                                               Small                                             Growth                  Emerging
                                                Cap       Government                              with      Emerging      Markets
                                               Value      Securities      Bond     Research      Income      Growth       Equity
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)       $    (2,401)        12,776         5      (15,665)    (15,973)     (24,436)        (412)
     Net realized gain (loss)                     (266)          (302)        -       73,053      22,546      121,022        1,092
     Change in unrealized appreciation
         (depreciation)                         12,479         10,305         4     (156,546)    (26,711)    (524,031)      (7,757)
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                              9,812         22,779         9      (99,158)    (20,138)    (427,445)      (7,077)
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                     -              -         -            -           -            -            -
   Cova redemptions                                  -              -         -            -           -            -            -
   Payments received from contract
     owners                                     24,057          6,688         -      197,383     329,777      471,678            -
   Transfers between sub-accounts
     (including fixed account), net             41,806         29,798         -      292,378     196,164      298,391       (3,490)
   Transfers for contract benefits and
     terminations                               (2,853)        (7,909)        -      (35,588)    (69,435)     (69,434)           9
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           63,010         28,577         -      454,173     456,506      700,635       (3,481)
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                 72,822         51,356         9      355,015     436,368      273,190      (10,558)
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------

Net assets at beginning of period              246,434        219,690       103      925,882   1,435,199    1,443,871       34,950
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------
Net assets at end of period                $   319,256        271,046       112    1,280,897   1,871,567    1,717,061       24,392
                                             ==========  =============  ========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                            MFS                                      Oppenheimer
                                            ------------------------------------  -------------------------------------------------
                                                                                                  Main Street
                                                                                                   Growth
                                               High       Global         New         Capital         and         High
                                              Income    Governments    Discovery   Appreciation    Income       Income      Bond
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $    16,377           390          (7)        (6,233)      (6,029)      23,061    47,720
     Net realized gain (loss)                    (487)          (68)          -         33,931       27,980       (1,172)   (4,363)
     Change in unrealized appreciation
         (depreciation)                       (38,731)          179         525        (42,590)     (84,411)     (38,816)   (5,745)
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------
       Net increase (decrease) from
         operations                           (22,841)          501         518        (14,892)     (62,460)     (16,927)   37,612
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------

Contract transactions:
   Cova payments                                    -             -         100              -            -            -         -
   Cova redemptions                                 -             -           -              -            -            -         -
   Payments received from contract
     owners                                    42,552             -       5,000        200,791       88,096       63,566    67,041
   Transfers between sub-accounts
     (including fixed account), net            37,693         5,193       2,000         74,093      171,184       16,844    70,967
   Transfers for contract benefits and
     terminations                              (3,041)       (1,655)          -        (16,207)     (17,628)      (7,955)  (36,177)
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------
       Net increase (decrease) in net
         assets from contract
         transactions                          77,204         3,538       7,100        258,677      241,652       72,455   101,831
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------

       Net increase (decrease) in net
         assets                                54,363         4,039       7,618        243,785      179,192       55,528   139,443
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------

Net assets at beginning of period             223,001        10,770           -        273,287      429,380      261,062   735,453
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------
Net assets at end of period               $   277,364        14,809       7,618        517,072      608,572      316,590   874,896
                                            ========== =============  ==========  =============  ===========  =========== =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                            Oppenheimer                          Putnam                                  Templeton
                                           ------------  -------------------------------------------------------------  -----------
                                                             VT                                                VT
                                                           Growth        VT                     VT        International   Global
                                            Strategic        and        New        VT      International      New         Income
                                               Bond        Income      Value      Vista       Growth      Opportunities Securities
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $       5,682        4,981      (157)    (7,726)         7,024        (4,068)         328
     Net realized gain (loss)                     (256)     116,586     1,377      8,125        157,652        11,447          (17)
     Change in unrealized appreciation
         (depreciation)                         (4,473)       6,304     8,370    (87,455)      (378,633)     (164,661)       1,247
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------
       Net increase (decrease) from
         operations                                953      127,871     9,590    (87,056)      (213,957)     (157,282)       1,558
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------

Contract transactions:
   Cova payments                                     -            -         -          -              -             -          100
   Cova redemptions                               (104)           -         -          -              -             -            -
   Payments received from contract
     owners                                     31,426      200,253         -    242,323        566,034       232,212        2,499
   Transfers between sub-accounts
     (including fixed account), net              8,650      286,650    40,917    323,998        231,117        38,941       18,801
   Transfers for contract benefits and
     terminations                               (1,392)     (57,392)     (584)    (8,360)       (60,820)       (1,594)        (369)
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           38,580      429,511    40,333    557,961        736,331       269,559       21,031
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------

       Net increase (decrease) in net
         assets                                 39,533      557,382    49,923    470,905        522,374       112,277       22,589
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------

Net assets at beginning of period               77,336    1,502,396    24,306    315,132      1,518,543       199,355        7,716
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------
Net assets at end of period              $     116,869    2,059,778    74,229    786,037      2,040,917       311,632       30,305
                                           ============  ===========  ========  =========  =============  ============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                                Templeton                                Fidelity
                                            --------------------------------------------------------------------------  -----------
                                                                                                            Franklin
                                             Franklin                              Developing    Mutual     Large Cap
                                              Small      Growth    International    Markets      Shares      Growth         VIP
                                               Cap      Securities  Securities     Securities   Securities  Securities    Growth
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $    (6,247)    (1,285)         2,607       (1,674)     (1,839)      (5,734)      (1,550)
     Net realized gain (loss)                   1,344     34,325         71,676        1,084       1,426       21,691       10,320
     Change in unrealized appreciation
         (depreciation)                      (225,772)   (18,719)       (96,315)     (92,377)     35,307      (51,627)     (26,661)
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                          (230,675)    14,321        (22,032)     (92,967)     34,894      (35,670)     (17,891)
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                  100        100            100            -           -          100            -
   Cova redemptions                                 -          -              -            -           -            -            -
   Payments received from contract
     owners                                   156,591     47,444        163,497      177,562     196,418      108,794       41,253
   Transfers between sub-accounts
     (including fixed account), net           801,956    141,916        221,214      111,600      67,598      702,954       12,425
   Transfers for contract benefits and
     terminations                             (12,468)      (372)       (28,250)     (14,513)     (5,469)     (33,933)        (314)
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         946,179    189,088        356,561      274,649     258,547      777,915       53,364
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                               715,504    203,409        334,529      181,682     293,441      742,245       35,473
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------

Net assets at beginning of period             128,030    115,709        567,234      152,165      98,571      156,765       84,930
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------
Net assets at end of period               $   843,534    319,118        901,763      333,847     392,012      899,010      120,403
                                            ==========  =========  =============  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                 Fidelity                                American Century
                                           --------------------------------------------------  -------------------------------------
                                                                                                   VP
                                                           VIP III       VIP III       VIP       Income
                                             VIP II        Growth       Growth &     Equity-        &            VP           VP
                                            Contrafund   Opportunities   Income      Income      Growth      International   Value
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $       (233)           (42)        (319)       136       (2,653)          (444)    (1,377)
     Net realized gain (loss)                     961          1,011        6,911      2,466          151           (161)       348
     Change in unrealized appreciation
         (depreciation)                        (2,698)        (4,628)     (11,193)       404      (26,783)        (8,506)    32,087
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------
       Net increase (decrease) from
         operations                            (1,970)        (3,659)      (4,601)     3,006      (29,285)        (9,111)    31,058
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------

Contract transactions:
   Cova payments                                    -              -            -          -            -              -          -
   Cova redemptions                                 -              -            -          -          (91)             -       (112)
   Payments received from contract
     owners                                     7,146         15,548        9,845          -      346,735         63,116    133,614
   Transfers between sub-accounts
     (including fixed account), net             6,303          1,877        3,743      3,657       69,654         21,599     62,701
   Transfers for contract benefits and
     terminations                              (2,545)          (742)      (6,844)    (1,804)      (8,045)        (1,051)    (3,920)
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                          10,904         16,683        6,744      1,853      408,253         83,664    192,283
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------

       Net increase (decrease) in net
         assets                                 8,934         13,024        2,143      4,859      378,968         74,553    223,341
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------

Net assets at beginning of period               9,487          6,332       91,914     38,324       10,501            125      5,231
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------
Net assets at end of period              $     18,421         19,356       94,057     43,183      389,469         74,678    228,572
                                           ===========  =============  ===========  =========  ===========  =============  =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                          Dreyfus                           INVESCO                   PIMCO
                                           --------------------------------------  ------------------------ ------------------------

                                                           VIF                                      VIF        High          Low
                                              Stock      Disciplined     VIF           VIF         High        Yield      Duration
                                              Index       Stock      Appreciation   Dynamics       Yield       Bond         Bond
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $       (216)       (379)          (495)      (2,517)         270          11            9
     Net realized gain (loss)                   3,230         688          3,070        2,816           21           -            -
     Change in unrealized appreciation
         (depreciation)                       (12,869)     (2,372)        (6,335)     (26,419)      (7,607)         (8)           2
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------
       Net increase (decrease) from
         operations                            (9,855)     (2,063)        (3,760)     (26,120)      (7,316)          3           11
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                    -           -              -            -            -           -            -
   Cova redemptions                               (93)          -            (99)        (107)           -           -            -
   Payments received from contract
     owners                                   113,426      48,129        238,237      275,327       67,574           -            -
   Transfers between sub-accounts
     (including fixed account), net            97,960      (2,632)        45,173       24,157        6,738       1,040        1,041
   Transfers for contract benefits and
     terminations                              (2,120)     (2,283)        (5,426)      (5,018)        (234)          -            -
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         209,173      43,214        277,885      294,359       74,078       1,040        1,041
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                               199,318      41,151        274,125      268,239       66,762       1,043        1,052
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------

Net assets at beginning of period                 103         103            101       21,750       10,088         101          100
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------
Net assets at end of period              $    199,421      41,254        274,226      289,989       76,850       1,144        1,152
                                           ===========  ==========  =============  ===========  =========== ===========  ===========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                       PIMCO              Scudder
                                              -----------------------  ----------------

                                               StocksPLUS    Total
                                               Growth &     Return
                                                Income       Bond       International         Total
                                              ----------- -----------  ----------------  ---------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)        $          6       2,141            (1,097)        (144,651)
     Net realized gain (loss)                          4          85             3,823        9,600,570
     Change in unrealized appreciation
         (depreciation)                              (20)      2,562           (23,597)     (16,299,470)
                                              ----------- -----------  ----------------  ---------------
       Net increase (decrease) from
         operations                                  (10)      4,788           (20,871)      (6,843,551)
                                              ----------- -----------  ----------------  ---------------

Contract transactions:
   Cova payments                                       -           -                 -            2,100
   Cova redemptions                                    -        (107)              (89)          (1,274)
   Payments received from contract
     owners                                            -      91,575           136,901       17,036,055
   Transfers between sub-accounts
     (including fixed account), net                    -      22,172            25,907       22,098,007
   Transfers for contract benefits and
     terminations                                      -        (562)           (3,248)      (9,663,583)
                                              ----------- -----------  ----------------  ---------------
       Net increase (decrease) in net
         assets from contract
         transactions                                  -     113,078           159,471       29,471,305
                                              ----------- -----------  ----------------  ---------------

       Net increase (decrease) in net
         assets                                      (10)    117,866           138,600       22,627,754
                                              ----------- -----------  ----------------  ---------------

Net assets at beginning of period                    103      15,095             7,267      184,285,263
                                              ----------- -----------  ----------------  ---------------
Net assets at end of period                 $         93     132,961           145,867      206,913,017
                                              =========== ===========  ================  ===============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                                                                      VKAC      Lord Abbett
                                                                                     Growth       Growth
                                              Quality       Money        Stock        and          and          Bond      Developing
                                               Income       Market       Index       Income       Income     Debenture     Growth
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)        $    27,520          141       12,910      13,052     (606,692)      65,126     (17,312)
     Net realized gain (loss)                   (16,883)           -      540,793     320,050       84,440       92,020       3,868
     Change in unrealized appreciation
         (depreciation)                         (19,209)           -     (491,713)   (316,285)   4,841,111       63,985     402,539
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                              (8,572)         141       61,990      16,817    4,318,859      221,131     389,095
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                      -            -            -           -            -            -           -
   Cova redemptions                                   -            -            -           -            -            -           -
   Payments received from contract
     owners                                           -            -            -           -      944,389      381,414     194,722
   Transfers between sub-accounts
     (including fixed account), net            (762,919)    (267,611)  (2,368,403) (2,135,471)  46,839,738    3,039,279     525,525
   Transfers for contract benefits and
     terminations                                     -            -            -           -   (3,002,856)  (1,006,153)    (14,699)
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          (762,919)    (267,611)  (2,368,403) (2,135,471)  44,781,271    2,414,540     705,548
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                (771,491)    (267,470)  (2,306,413) (2,118,654)  49,100,130    2,635,671   1,094,643

Net assets at beginning of period               771,491      267,470    2,306,413   2,118,654            -    9,200,242     784,997
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------
Net assets at end of period                 $         -            -            -           -   49,100,130   11,835,913   1,879,640
                                             ===========  ===========  =========== ===========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                   Cova
                                          ------------------------------------------------------------------------------------------

                                            Large                                 Small        Large
                                             Cap        Mid-Cap      Quality       Cap          Cap        Select     International
                                           Research      Value        Bond        Stock        Stock       Equity        Equity
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    (15,348)     (14,903)    (21,163)     (96,662)    (378,826)   (233,433)       (101,424)
     Net realized gain (loss)                  5,023        8,245      53,895       93,813    1,368,526   1,996,371         266,171
     Change in unrealized appreciation
         (depreciation)                      318,972       59,675    (245,367)   3,442,246    3,428,923    (112,938)      2,686,189
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------
       Net increase (decrease) from
         operations                          308,647       53,017    (212,635)   3,439,397    4,418,623   1,650,000       2,850,936
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------

Contract transactions:
   Cova payments                                   -            -           -            -            -           -               -
   Cova redemptions                                -            -           -            -            -           -               -
   Payments received from contract
     owners                                  267,991       87,258     531,392       82,315    1,374,292     724,675         196,744
   Transfers between sub-accounts
     (including fixed account), net          951,597      444,509   1,586,506      260,071    8,980,569   3,816,573       1,146,758
   Transfers for contract benefits and
     terminations                            (34,563)     (39,485)   (594,581)    (790,063)  (2,219,709)  (1,316,313)      (535,952)
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                      1,185,025      492,282   1,523,317     (447,677)   8,135,152   3,224,935         807,550
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------

       Net increase (decrease) in net
         assets                            1,493,672      545,299   1,310,682    2,991,720   12,553,775   4,874,935       3,658,486

Net assets at beginning of period            590,022      891,997   5,969,705    8,354,086   22,000,645   17,884,073     10,045,612
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------
Net assets at end of period             $  2,083,694    1,437,296   7,280,387   11,345,806   34,554,420   22,759,008     13,704,098
                                          ===========  ===========  ==========  ===========  ===========  ==========  ==============


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                               GACC      Lord Abbett                             Russell
                                            -----------  ------------  -------------------------------------------------------------

                                                           Growth        Multi-                                             Real
                                              Money          and         Style     Aggressive                   Core       Estate
                                              Market       Income        Equity      Equity      Non-U.S.       Bond      Securities
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $    (23,466)      (11,533)     (12,727)     (3,012)       2,936       75,536       1,666
     Net realized gain (loss)                   43,206     4,505,534      156,788       1,890       38,419       42,881           1
     Change in unrealized appreciation
         (depreciation)                         41,929    (2,782,796)     144,413      40,836      257,725     (145,900)       (393)
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                             61,669     1,711,205      288,474      39,714      299,080      (27,483)      1,274
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                     -             -            -           -            -            -         100
   Cova redemptions                                  -             -            -           -            -            -           -
   Payments received from contract
     owners                                    455,426        60,200    1,215,160     190,633      485,053      661,201      25,949
   Transfers between sub-accounts
     (including fixed account), net            672,683   (38,834,205)   1,175,694     179,643      527,338    1,142,901      28,474
   Transfers for contract benefits and
     terminations                             (808,459)      (34,968)    (148,907)    (33,783)     (61,918)    (131,305)       (202)
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          319,650   (38,808,973)   2,241,947     336,493      950,473    1,672,797      54,321
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                381,319   (37,097,768)   2,530,421     376,207    1,249,553    1,645,314      55,595

Net assets at beginning of period            1,439,505    37,097,768      616,473      86,525      204,186      653,798           -
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------
Net assets at end of period               $  1,820,824             -    3,146,894     462,732    1,453,739    2,299,112      55,595
                                            ===========  ============  =========== ===========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                           AIM                           Alliance           Liberty    Goldman Sachs
                                          -------------------------------------- -----------------------  -----------  -----------
                                                                                                           Newport
                                                         V.I.          V.I.                     Real        Tiger        Growth
                                            V.I.        Capital     International Premier      Estate       Fund,         and
                                            Value     Appreciation    Equity      Growth     Investment    Variable      Income
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    (8,907)       (3,830)         (925)   (23,399)       5,156         (148)         466
     Net realized gain (loss)                40,142        20,438         9,644     48,259       (4,604)         106          359
     Change in unrealized appreciation
         (depreciation)                     311,587       206,131       107,456    463,999      (13,176)      15,947        6,892
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                         342,822       222,739       116,175    488,859      (12,624)      15,905        7,717
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -             -             -          -            -            -            -
   Cova redemptions                            (135)         (117)            -          -            -            -            -
   Payments received from contract
     owners                                 646,993       272,306        53,431    417,182       16,568        2,495       13,612
   Transfers between sub-accounts
     (including fixed account), net       1,658,069       505,453        (4,431)   799,089       50,292            -      132,926
   Transfers for contract benefits and
     terminations                           (26,208)       (1,538)       (2,052)  (128,479)     (10,924)           -       (1,905)
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                     2,278,719       776,104        46,948  1,087,792       55,936        2,495      144,633
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                           2,621,541       998,843       163,123  1,576,651       43,312       18,400      152,350

Net assets at beginning of period            37,459        65,732       174,213    919,176      176,625       22,242      129,917
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------
Net assets at end of period             $ 2,659,000     1,064,575       337,336  2,495,827      219,937       40,642      282,267
                                          ==========  ============  ============ ==========  ===========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                    Goldman Sachs                             Kemper                         MFS
                                            --------------------------  ------------------------------------------------  --------
                                                                         Dreman
                                                                          High       Small        Small
                                            International    Global      Return       Cap          Cap      Government
                                               Equity        Income      Equity      Growth       Value     Securities     Bond
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $        1,418          628          -       (1,051)     (1,009)        1,697         2
     Net realized gain (loss)                     26,083          166          1        1,110      (2,773)         (721)        -
     Change in unrealized appreciation
         (depreciation)                           59,308       (1,589)       (13)      33,083      10,537          (130)       (4)
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------
       Net increase (decrease) from
         operations                               86,809         (795)       (12)      33,142       6,755           846        (2)
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------

Contract transactions:
   Cova payments                                       -            -          -            -           -             -         -
   Cova redemptions                                    -            -          -            -           -          (106)        -
   Payments received from contract
     owners                                       24,746            -          -       17,391      46,547        44,475         -
   Transfers between sub-accounts
     (including fixed account), net              111,590        1,800          -       34,658      60,475       163,109         -
   Transfers for contract benefits and
     terminations                                 (2,368)         (63)         -       (2,889)    (13,286)      (15,420)        -
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                            133,968        1,737          -       49,160      93,736       192,058         -
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------

       Net increase (decrease) in net
         assets                                  220,777          942        (12)      82,302     100,491       192,904        (2)

Net assets at beginning of period                181,053       32,472        105       44,757     145,943        26,786       105
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------
Net assets at end of period               $      401,830       33,414         93      127,059     246,434       219,690       103
                                            =============  ===========  =========  ===========  ==========  ============  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                               MFS                                     Oppenheimer
                                           --------------------------------------------------------------------------  -------------

                                                         Growth                   Emerging
                                                          with       Emerging     Markets       High       Global        Capital
                                            Research     Income       Growth       Equity      Income    Governments   Appreciation
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $     (7,221)    (12,309)     (12,195)        (351)     6,138           222         (1,384)
     Net realized gain (loss)                   7,353       8,684       15,552       (1,742)     1,396           (54)         4,824
     Change in unrealized appreciation
         (depreciation)                       151,202      71,703      596,456       13,160        414          (431)        53,315
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------
       Net increase (decrease) from
         operations                           151,334      68,078      599,813       11,067      7,948          (263)        56,755
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------

Contract transactions:
   Cova payments                                    -           -            -            -          -             -              -
   Cova redemptions                                 -           -            -            -          -             -           (135)
   Payments received from contract
     owners                                   136,206      89,380       81,860        1,988     33,546             -        113,274
   Transfers between sub-accounts
     (including fixed account), net           358,371     537,395      187,443       (5,243)    53,871         8,902         42,735
   Transfers for contract benefits and
     terminations                             (36,613)    (42,012)     (57,128)        (727)    (1,378)       (1,969)        (1,012)
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                         457,964     584,763      212,175       (3,982)    86,039         6,933        154,862
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------

       Net increase (decrease) in net
         assets                               609,298     652,841      811,988        7,085     93,987         6,670        211,617

Net assets at beginning of period             316,584     782,358      631,883       27,865    129,014         4,100         61,670
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------
Net assets at end of period              $    925,882   1,435,199    1,443,871       34,950    223,001        10,770        273,287
                                           ===========  ==========  ===========  ===========  =========  ============  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                               Oppenheimer                                  Putnam
                                           -------------------------------------------------  ------------------------------------
                                           Main Street                                            VT
                                             Growth                                             Growth        VT
                                              and         High                   Strategic       and         New           VT
                                             Income      Income        Bond         Bond        Income      Value        Vista
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $     (2,886)      5,896       14,801          909       (2,309)       (438)      20,361
     Net realized gain (loss)                   7,512        (552)         322         (128)      79,730       1,820        3,690
     Change in unrealized appreciation
         (depreciation)                        50,323      (1,438)     (28,165)         265      (94,639)     (1,091)      71,288
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------
       Net increase (decrease) from
         operations                            54,949       3,906      (13,042)       1,046      (17,218)        291       95,339
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                    -           -            -            -            -           -            -
   Cova redemptions                                 -           -            -            -            -           -            -
   Payments received from contract
     owners                                    76,794     107,415       57,943       14,538      133,519      10,334       22,606
   Transfers between sub-accounts
     (including fixed account), net           162,572      46,608      220,942       35,210      588,208      (4,129)     133,827
   Transfers for contract benefits and
     terminations                             (18,819)     (1,231)     (19,740)        (737)    (115,667)     (5,309)     (16,893)
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         220,547     152,792      259,145       49,011      606,060         896      139,540
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                               275,496     156,698      246,103       50,057      588,842       1,187      234,879

Net assets at beginning of period             153,884     104,364      489,350       27,279      913,554      23,119       80,253
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------
Net assets at end of period              $    429,380     261,062      735,453       77,336    1,502,396      24,306      315,132
                                           ===========  ==========  ===========  ===========  =========== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                     Putnam                                     Templeton
                                          ---------------------------  -------------------------------------------------------------
                                                             VT
                                              VT        International    Global     Franklin                              Developing
                                          International     New          Income      Small      Growth     International   Markets
                                            Growth      Opportunities   Securities    Cap      Securities   Securities    Securities
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $     (13,050)        (1,491)        (41)    (1,131)        (704)       (1,461)        (508)
     Net realized gain (loss)                  11,098          3,534           -     44,682         (197)        6,246        5,858
     Change in unrealized appreciation
         (depreciation)                       515,817         91,568          (9)    33,706       14,590        62,767       33,553
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------
       Net increase (decrease) from
         operations                           513,865         93,611         (50)    77,257       13,689        67,552       38,903
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------

Contract transactions:
   Cova payments                                    -              -         100        100          100             -            -
   Cova redemptions                                 -              -           -       (122)        (117)         (114)           -
   Payments received from contract
     owners                                   141,900          3,024       5,127      9,200       49,708       121,554       10,245
   Transfers between sub-accounts
     (including fixed account), net           229,893         48,759       2,539    231,115       52,225       318,945       53,093
   Transfers for contract benefits and
     terminations                             (30,601)          (665)          -   (189,520)         104        (1,334)      (3,225)
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         341,192         51,118       7,766     50,773      102,020       439,051       60,113
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------

       Net increase (decrease) in net
         assets                               855,057        144,729       7,716    128,030      115,709       506,603       99,016

Net assets at beginning of period             663,486         54,626           -          -            -        60,631       53,149
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------
Net assets at end of period             $   1,518,543        199,355       7,716    128,030      115,709       567,234      152,165
                                          ============  =============  ==========  =========  =========== =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                   Templeton                                  Fidelity
                                           ------------------------  --------------------------------------------------------------
                                                         Franklin
                                             Mutual      Large Cap                             VIP III      VIP III        VIP
                                             Shares       Growth       VIP       VIP II        Growth       Growth &     Equity-
                                            Securities   Securities   Growth    Contrafund  Opportunities    Income       Income
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $      (655)        (521)      (443)        (60)            (63)       (652)        (268)
     Net realized gain (loss)                    (164)          29        900          38              28         486          265
     Change in unrealized appreciation
         (depreciation)                         1,570       24,948     13,973       1,207             418       4,028       (1,623)
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------
       Net increase (decrease) from
         operations                               751       24,456     14,430       1,185             383       3,862       (1,626)
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------

Contract transactions:
   Cova payments                                    -          100          -           -               -           -            -
   Cova redemptions                              (121)        (120)         -           -               -           -            -
   Payments received from contract
     owners                                         -            -     41,465       6,405           4,570      41,668        3,029
   Transfers between sub-accounts
     (including fixed account), net            88,846      132,874     22,366         922              35      20,802       28,683
   Transfers for contract benefits and
     terminations                                 (10)        (545)        46           -              (1)         58           (1)
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          88,715      132,309     63,877       7,327           4,604      62,528       31,711
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------

       Net increase (decrease) in net
         assets                                89,466      156,765     78,307       8,512           4,987      66,390       30,085

Net assets at beginning of period               9,105            -      6,623         975           1,345      25,524        8,239
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------
Net assets at end of period               $    98,571      156,765     84,930       9,487           6,332      91,914       38,324
                                           ===========  ===========  =========  ==========  ============== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                        American Century                     Dreyfus                    INVESCO
                                           ------------------------------------  ------------------------------------  ----------
                                               VP
                                             Income                                            VIF
                                                &            VP           VP       Stock    Disciplined     VIF           VIF
                                             Growth      International  Value      Index      Stock     Appreciation    Dynamics
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $         (6)             -        (3)         -           -              1          (9)
     Net realized gain (loss)                       -              -         -          -           1              -           -
     Change in unrealized appreciation
         (depreciation)                           407             25       134          3           2              -       1,133
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------
       Net increase (decrease) from
         operations                               401             25       131          3           3              1       1,124
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------

Contract transactions:
   Cova payments                                  100            100       100        100         100            100         100
   Cova redemptions                                 -              -         -          -           -              -           -
   Payments received from contract
     owners                                    10,000              -     5,000          -           -              -      20,526
   Transfers between sub-accounts
     (including fixed account), net                 -              -         -          -           -              -           -
   Transfers for contract benefits and
     terminations                                   -              -         -          -           -              -           -
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          10,100            100     5,100        100         100            100      20,626
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------

       Net increase (decrease) in net
         assets                                10,501            125     5,231        103         103            101      21,750

Net assets at beginning of period                   -              -         -          -           -              -           -
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------
Net assets at end of period              $     10,501            125     5,231        103         103            101      21,750
                                           ===========  =============  ========  =========  ==========  =============  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                           INVESCO                          PIMCO                        Scudder
                                          -----------  ----------------------------------------------  --------------

                                             VIF        High       Low       StocksPLUS      Total
                                             High      Yield    Duration      Growth &      Return
                                            Yield       Bond      Bond         Income        Bond      International      Total
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $          2        1           1              2          28              (3)    (1,379,316)
     Net realized gain (loss)                      -        -           -              5           -               -      9,944,477
     Change in unrealized appreciation
         (depreciation)                          (14)       -          (1)            (4)        (33)            516     14,495,013
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------
       Net increase (decrease) from
         operations                              (12)       1           -              3          (5)            513     23,060,174
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------

Contract transactions:
   Cova payments                                 100      100         100            100         100             100          1,800
   Cova redemptions                                -        -           -              -           -               -         (1,087)
   Payments received from contract
     owners                                   10,000        -           -              -      15,000           6,654     10,819,038
   Transfers between sub-accounts
     (including fixed account), net                -        -           -              -           -               -     34,060,088
   Transfers for contract benefits and
     terminations                                  -        -           -              -           -               -    (11,523,977)
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------
       Net increase (decrease) in net
         assets from contract
         transactions                         10,100      100         100            100      15,100           6,754     33,355,862
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------

       Net increase (decrease) in net
         assets                               10,088      101         100            103      15,095           7,267     56,416,036

Net assets at beginning of period                  -        -           -              -           -               -    127,869,227
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------
Net assets at end of period             $     10,088      101         100            103      15,095           7,267    184,285,263
                                          ===========  =======  ==========  =============  ==========  ============== ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000



(1)   ORGANIZATION
      Cova Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by CFLIC.

     Cova Series Trust (Cova)                                     Kemper Variable Series (Kemper)
        Lord Abbett Growth and Income Portfolio                      Dreman High Return Equity Portfolio
        Bond Debenture Portfolio                                     Kemper Small Cap Growth Portfolio
        Developing Growth Portfolio                                  Kemper Small Cap Value Portfolio
        Large Cap Research Portfolio                                 Kemper Government Securities Portfolio
        Mid-Cap Value Portfolio                                   MFS Variable Insurance Trust (MFS)
        Quality Bond Portfolio                                       MFS Bond Series
        Small Cap Stock Portfolio                                    MFS Research Series
        Large Cap Stock Portfolio                                    MFS Growth with Income Series
        Select Equity Portfolio                                      MFS Emerging Growth Series
        International Equity Portfolio                               MFS Emerging Markets Equity Series
     General American Capital Company (GACC)                         MFS High Income Series
        Money Market Fund                                            MFS Global Governments Series
     Russell Insurance Funds (Russell)                               MFS New Discovery Series
        Multi-Style Equity Fund                                   Oppenheimer Variable Account Funds (Oppenheimer)
        Aggressive Equity Fund                                       Oppenheimer Capital Appreciation Fund
        Non-U.S. Fund                                                Oppenheimer Main Street Growth & Income Fund
        Core Bond Fund                                               Oppenheimer High Income Fund
        Real Estate Securities Fund                                  Oppenheimer Bond Fund
     AIM Variable Insurance Funds, Inc. (AIM)                        Oppenheimer Strategic Bond Fund
        AIM V.I. Value Fund                                       Putnam Variable Trust (Putnam)
        AIM V.I. Capital Appreciation Fund                           Putnam VT Growth and Income Fund
        AIM V.I. International Equity Fund                           Putnam VT New Value Fund
     Alliance Variable Products Series Fund, Inc. (Alliance)         Putnam VT Vista Fund
        Premier Growth Portfolio                                     Putnam VT International Growth Fund
        Real Estate Investment Portfolio                             Putnam VT International New Opportunities Fund
     Liberty Variable Investment Trust (Liberty)                  Franklin Templeton Variable Insurance Products Trust (Templeton)
        Newport Tiger Fund, Variable Series                          Templeton Global Income Securities Fund
     Goldman Sachs Variable Insurance Trust (Goldman Sachs)          Franklin Small Cap Fund
        Growth and Income Fund                                       Templeton Growth Securities Fund
        International Equity Fund                                    Templeton International Securities Fund
        Global Income Fund                                           Templeton Developing Markets Securities Fund
        Internet Tollkeeper Fund                                     Mutual Shares Securities Fund
                                                                     Franklin Large Cap Growth Securities Fund


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


           Variable Insurance Products Fund, Fund II and Fund III (Fidelity)    INVESCO Variable Investment Funds, Inc. (INVESCO)
              VIP Growth Portfolio                                                 INVESCO VIF Dynamics Fund
              VIP II Contrafund Portfolio                                          INVESCO VIF High Yield Fund
              VIP III Growth Opportunities Portfolio                            PIMCO Variable Insurance Trust (PIMCO)
              VIP III Growth & Income Portfolio                                    PIMCO High Yield Bond Portfolio
              VIP Equity-Income Portfolio                                          PIMCO Low Duration Bond Portfolio
           American Century Variable Portfolios, Inc. (American Century)           PIMCO StocksPLUS Growth & Income Portfolio
              American Century VP Income & Growth Fund                             PIMCO Total Return Bond Portfolio
              American Century VP International Fund                            Scudder Variable Life Investment Fund (Scudder)
              American Century VP Value Fund                                       International Portfolio
           Dreyfus Stock Index Fund (Dreyfus)
           Dreyfus Variable Investment Fund (Dreyfus)
              Dreyfus VIF Disciplined Stock Portfolio
              Dreyfus VIF Appreciation Portfolio


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (C)  FEDERAL INCOME TAXES
           The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

      (D)  ANNUITY RESERVES
           Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFLIC.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(3)   SEPARATE ACCOUNT EXPENSES
      For variable annuity contracts with a contingent deferred sales charge, CFLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. For variable annuity contracts with a sales charge (Series A), CFLIC deducts a daily charge from the net assets of the Separate Account sub- accounts equivalent to an annual rate of 0.85% for all the insurance benefits.


(4)   CONTRACT FEES
      For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. CFLIC does not assess a withdrawal charge on earnings withdrawn from the contract. CFLIC deducted surrender fees of $102,591 from the Separate Account during the year ended December 31, 2000.

      For Series A variable annuity contracts, CFLIC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of payment as follows:

                      Owner's                        Sales Charge as a % of
                     Investment                      Gross Purchase Payment
              -------------------------             -------------------------

              less than $50,000                              5.75%
              $50,000 - $99,999.99                           4.50%
              $100,000 - $249,999.99                         3.50%
              $250,000 - $499,999.99                         2.50%
              $500,000 - $999,999.99                         2.00%
              $1,000,000 or more                             1.00%

      CFLIC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, CFLIC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. CFLIC deducted contract maintenance and transfer fees of $42,389 from the Separate Account during the year ended December 31, 2000.

      Currently, CFLIC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. CFLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income    $ 46,103,681            MFS Global Governments                            $ 14,873
       Cova Bond Debenture                     12,047,866            MFS New Discovery                                    7,094
       Cova Developing Growth                   2,550,729            Oppenheimer Capital Appreciation                   496,990
       Cova Large Cap Research                  2,355,259            Oppenheimer Main Street Growth & Income            643,431
       Cova Mid-Cap Value                       2,395,042            Oppenheimer High Income                            358,915
       Cova Quality Bond                        6,986,527            Oppenheimer Bond                                   896,303
       Cova Small Cap Stock                     9,115,520            Oppenheimer Strategic Bond                         121,206
       Cova Large Cap Stock                    31,176,385            Putnam VT Growth and Income                      2,103,622
       Cova Select Equity                      20,832,241            Putnam VT New Value                                 66,096
       Cova International Equity               11,566,898            Putnam VT Vista                                    794,450
       GACC Money Market                        2,123,258            Putnam VT International Growth                   1,906,184
       Russell Multi-Style Equity               5,143,636            Putnam VT International New Opportunities          384,450
       Russell Aggressive Equity                  936,529            Templeton Global Income Securities                  29,067
       Russell Non-U.S.                         2,240,964            Franklin Small Cap                               1,035,600
       Russell Core Bond                        2,924,261            Templeton Growth Securities                        323,247
       Russell Real Estate Securities             230,099            Templeton International Securities                 930,600
       AIM V.I. Value                           6,540,453            Templeton Developing Markets Securities            389,101
       AIM V.I. Capital Appreciation            3,813,286            Templeton Mutual Shares Securities                 354,872
       AIM V.I. International Equity              749,032            Franklin Large Cap Growth Securities               925,689
       Alliance Premier Growth                  4,147,174            Fidelity VIP Growth                                132,250
       Alliance Real Estate Investment            485,078            Fidelity VIP II Contrafund                          19,860
       Liberty Newport Tiger Fund, Variable        91,085            Fidelity VIP III Growth Opportunities               23,592
       Goldman Sachs Growth and Income            395,804            Fidelity VIP III Growth & Income                    97,668
       Goldman Sachs International Equity         380,240            Fidelity VIP Equity-Income                          43,864
       Goldman Sachs Global Income                 57,439            American Century VP Income & Growth                415,845
       Goldman Sachs Internet Tollkeeper          109,680            American Century VP International                   83,159
       Kemper Dreman High Return Equity               108            American Century VP Value                          196,351
       Kemper Small Cap Growth                    248,359            Dreyfus Stock Index                                212,287
       Kemper Small Cap Value                     310,556            Dreyfus VIF Disciplined Stock                       43,624
       Kemper Government Securities               260,968            Dreyfus VIF Appreciation                           280,561
       MFS Bond                                       107            INVESCO VIF Dynamics                               315,880
       MFS Research                             1,261,768            INVESCO VIF High Yield                              84,620
       MFS Growth with Income                   1,771,730            PIMCO High Yield Bond                                1,153
       MFS Emerging Growth                      1,557,195            PIMCO Low Duration Bond                              1,152
       MFS Emerging Markets Equity                 26,676            PIMCO StocksPLUS Growth & Income                       117
       MFS High Income                            318,328            PIMCO Total Return Bond                            130,663
                                                                     Scudder International                              169,267
                                                                                                                 ---------------
                                                                                                                  $ 195,287,664
                                                                                                                 ===============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE
                                                Commenced                         Sub-account Accumulation Unit Value
                                                               ---------------------------------------------------------------------
                                               Operations       12/31/00      12/31/99      12/31/98       12/31/97      12/31/96
                                               ------------    ------------  ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income         01/08/99   $   44.615293     39.456973             -             -              -
       Cova Bond Debenture                        05/20/96       13.683724     13.765395     13.496510     12.881799      11.294929
       Cova Developing Growth                     11/07/97       11.569460     14.452893     11.067868     10.527555              -
       Cova Large Cap Research                    02/17/98       16.251897     14.635794     11.825638             -              -
       Cova Mid-Cap Value                         11/07/97       16.399524     10.875543     10.437956     10.467957              -
       Cova Quality Bond                          05/20/96       12.707858     11.567172     11.914509     11.155144      10.368767
       Cova Small Cap Stock                       05/15/96       15.824498     17.932499     12.582885     13.491493      11.308427
       Cova Large Cap Stock                       05/16/96       19.662648     22.548971     19.428505     14.889464      11.334982
       Cova Select Equity                         05/15/96       17.000707     18.384684     16.987203     14.053503      10.838053
       Cova International Equity                  05/14/96       13.411509     16.333932     12.889314     11.462436      10.967004
       GACC Money Market                          12/04/97       12.098833     11.525403     11.109949     10.667017              -
       Russell Multi-Style Equity                 12/31/97       12.735637     14.719616     12.740123     10.000000              -
       Russell Aggressive Equity                  12/31/97       10.236749     10.461908     10.001283     10.000000              -
       Russell Non-U.S.                           12/31/97       12.408858     14.706241     11.182808     10.000000              -
       Russell Core Bond                          12/31/97       11.302535     10.419502     10.631124     10.000000              -
       Russell Real Estate Securities             07/01/99       11.788740      9.395293      0.000000      0.000000              -
       AIM V.I. Value                             12/31/97       14.096940     16.748633     13.075597     10.000000              -
       AIM V.I. Capital Appreciation              12/31/97       14.783765     16.827440     11.800084     10.000000              -
       AIM V.I. International Equity              12/31/97       12.671029     17.458837     11.418467     10.000000              -
       Alliance Premier Growth                    12/31/97       15.692886     19.075994     14.620511     10.000000              -
       Alliance Real Estate Investment            12/31/97        9.352474      7.486033      8.000583     10.000000              -
       Liberty Newport Tiger Fund, Variable       12/31/97       12.810216     15.397535      9.278784     10.000000              -
       Goldman Sachs Growth and Income            03/31/98        9.683455     10.302541      9.911702             -              -
       Goldman Sachs International Equity         03/31/98       12.707776     14.844433     11.416783             -              -
       Goldman Sachs Global Income                03/31/98       11.353358     10.556976     10.815310             -              -
       Goldman Sachs Internet Tollkeeper          07/03/00        6.512850             -             -             -              -
       Kemper Dreman High Return Equity           05/15/98       12.030000      9.270000     10.489000             -              -
       Kemper Small Cap Growth                    12/31/97       13.645796     15.505196     11.687795     10.000000              -
       Kemper Small Cap Value                     12/31/97        9.117475      8.886027      8.770360     10.000000              -
       Kemper Government Securities               12/31/97       11.550173     10.558404     10.634608     10.000000              -
       MFS Bond                                   05/15/98       11.173000     10.288000     10.509000             -              -
       MFS Research                               12/31/97       13.978951     14.897867     12.179142     10.000000              -
       MFS Growth with Income                     12/31/97       12.509567     12.703932     12.075079     10.000000              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE
                                                Commenced                           Sub-account Net Assets (in thousands)
                                                               ---------------------------------------------------------------------
                                               Operations       12/31/00       12/31/99      12/31/98      12/31/97      12/31/96
                                               ------------    ------------   ------------  ------------  ------------  ------------

       Cova Lord Abbett Growth and Income         01/08/99   $      56,300        49,100             -             -              -
       Cova Bond Debenture                        05/20/96          11,590        11,836         9,200         4,475            447
       Cova Developing Growth                     11/07/97           2,440         1,880           785            64              -
       Cova Large Cap Research                    02/17/98           2,824         2,084           590             -              -
       Cova Mid-Cap Value                         11/07/97           3,370         1,437           892            89              -
       Cova Quality Bond                          05/20/96           7,336         7,280         5,970         2,617            669
       Cova Small Cap Stock                       05/15/96          10,537        11,346         8,354         6,578          1,279
       Cova Large Cap Stock                       05/16/96          31,963        34,554        22,001        10,224          1,431
       Cova Select Equity                         05/15/96          20,691        22,759        17,884         9,845          2,011
       Cova International Equity                  05/14/96          11,739        13,704        10,046         6,351          1,360
       GACC Money Market                          12/04/97           2,091         1,821         1,440           150              -
       Russell Multi-Style Equity                 12/31/97           4,656         3,147           616             -              -
       Russell Aggressive Equity                  12/31/97             866           463            87             -              -
       Russell Non-U.S.                           12/31/97           2,064         1,454           204             -              -
       Russell Core Bond                          12/31/97           2,929         2,299           654             -              -
       Russell Real Estate Securities             07/01/99             261            56             -             -              -
       AIM V.I. Value                             12/31/97           5,473         2,659            37             -              -
       AIM V.I. Capital Appreciation              12/31/97           3,212         1,065            66             -              -
       AIM V.I. International Equity              12/31/97             606           337           174             -              -
       Alliance Premier Growth                    12/31/97           3,817         2,496           919             -              -
       Alliance Real Estate Investment            12/31/97             522           220           177             -              -
       Liberty Newport Tiger Fund, Variable       12/31/97              92            41            22             -              -
       Goldman Sachs Growth and Income            03/31/98             373           282           130             -              -
       Goldman Sachs International Equity         03/31/98             362           402           181             -              -
       Goldman Sachs Global Income                03/31/98              55            33            32             -              -
       Goldman Sachs Internet Tollkeeper          07/03/00              82             -             -             -              -
       Kemper Dreman High Return Equity           05/15/98               -             -             -             -              -
       Kemper Small Cap Growth                    12/31/97             231           127            45             -              -
       Kemper Small Cap Value                     12/31/97             319           246           146             -              -
       Kemper Government Securities               12/31/97             271           220            27             -              -
       MFS Bond                                   05/15/98               -             -             -             -              -
       MFS Research                               12/31/97           1,281           926           317             -              -
       MFS Growth with Income                     12/31/97           1,872         1,435           782             -              -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                  Commenced                     Sub-account Accumulation Unit Value
                                                               ---------------------------------------------------------------------
                                                 Operations     12/31/00      12/31/99      12/31/98       12/31/97      12/31/96
                                                 -----------   ------------  ------------  ------------   -----------   ------------

       MFS Emerging Growth                          12/31/97  $  18.297017     23.079105     13.244101     10.000000              -
       MFS Emerging Markets Equity                  12/31/97      6.825027      8.967637      6.581757     10.000000              -
       MFS High Income                              12/31/97      9.527938     10.352934      9.863111     10.000000              -
       MFS Global Governments                       12/31/97     10.605301     10.252619     10.663503     10.000000              -
       MFS New Discovery                            09/01/00      8.610486             -             -             -
       Oppenheimer Capital Appreciation             12/31/97     16.826586     17.103249     12.244057     10.000000              -
       Oppenheimer Main Street Growth & Income      12/31/97     11.163254     12.409773     10.340279     10.000000              -
       Oppenheimer High Income                      12/31/97      9.671790     10.189165      9.907918     10.000000              -
       Oppenheimer Bond                             12/31/97     10.720920     10.246949     10.551643     10.000000              -
       Oppenheimer Strategic Bond                   12/31/97     10.431494     10.306821     10.164797     10.000000              -
       Putnam VT Growth and Income                  12/31/97     12.178177     11.422706     11.403244     10.000000              -
       Putnam VT New Value                          12/31/97     12.538577     10.379438     10.498075     10.000000              -
       Putnam VT Vista                              12/31/97     16.851509     17.797452     11.804097     10.000000              -
       Putnam VT International Growth               12/31/97     16.542962     18.522808     11.729428     10.000000              -
       Putnam VT International New Opportunities    12/31/97     13.848493     22.858952     11.420772     10.000000              -
       Templeton Global Income Securities           03/01/99     10.074040      9.702219             -             -              -
       Franklin Small Cap                           03/01/99     14.613576     17.718917             -             -              -
       Templeton Growth Securities                  03/02/99     14.112403     13.322067             -             -              -
       Templeton International Securities           09/21/98     10.762642     11.157985      9.149729             -              -
       Templeton Developing Markets Securities      09/21/98      7.723336     11.479237      7.557531             -              -
       Templeton Mutual Shares Securities           09/21/98     11.605412     10.433275      9.646506             -              -
       Franklin Large Cap Growth Securities         03/01/99     15.250381     14.687812             -             -              -
       Fidelity VIP Growth                          02/17/98     15.605705     17.780613     13.115493             -              -
       Fidelity VIP II Contrafund                   02/17/98     14.028444     15.235791     12.429344             -              -
       Fidelity VIP III Growth Opportunities        02/17/98      9.928970     12.142823     11.814000             -              -
       Fidelity VIP III Growth & Income             02/17/98     12.544412     13.198268     12.259160             -              -
       Fidelity VIP Equity-Income                   02/17/98     11.971976     11.196008     10.674283             -              -
       American Century VP Income & Growth          11/19/99      9.100007     10.324878             -             -              -
       American Century VP International            11/19/99     10.292299     12.517000             -             -              -
       American Century VP Value                    11/19/99     11.172495      9.586953             -             -              -
       Dreyfus Stock Index                          11/19/99      9.255242     10.336000             -             -              -
       Dreyfus VIF Disciplined Stock                11/19/99      9.249555     10.306000             -             -              -
       Dreyfus VIF Appreciation                     11/19/99      9.933529     10.128000             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                  Commenced                       Sub-account Net Assets (in thousands)
                                                               ---------------------------------------------------------------------
                                                 Operations     12/31/00       12/31/99      12/31/98      12/31/97      12/31/96
                                                 -----------   ------------   ------------  ------------  ------------  ------------

       MFS Emerging Growth                          12/31/97  $      1,717         1,444           632             -              -
       MFS Emerging Markets Equity                  12/31/97            24            35            28             -              -
       MFS High Income                              12/31/97           277           223           129             -              -
       MFS Global Governments                       12/31/97            15            11             4             -              -
       MFS New Discovery                            09/01/00             8             -             -             -              -
       Oppenheimer Capital Appreciation             12/31/97           517           273            62             -              -
       Oppenheimer Main Street Growth & Income      12/31/97           609           429           154             -              -
       Oppenheimer High Income                      12/31/97           317           261           104             -              -
       Oppenheimer Bond                             12/31/97           875           735           489             -              -
       Oppenheimer Strategic Bond                   12/31/97           117            77            27             -              -
       Putnam VT Growth and Income                  12/31/97         2,060         1,502           914             -              -
       Putnam VT New Value                          12/31/97            74            24            23             -              -
       Putnam VT Vista                              12/31/97           786           315            80             -              -
       Putnam VT International Growth               12/31/97         2,041         1,519           663             -              -
       Putnam VT International New Opportunities    12/31/97           312           199            55             -              -
       Templeton Global Income Securities           03/01/99            30             8             -             -              -
       Franklin Small Cap                           03/01/99           843           128             -             -              -
       Templeton Growth Securities                  03/02/99           276           116             -             -              -
       Templeton International Securities           09/21/98           900           567            61             -              -
       Templeton Developing Markets Securities      09/21/98           334           152            53             -              -
       Templeton Mutual Shares Securities           09/21/98           392            99             9             -              -
       Franklin Large Cap Growth Securities         03/01/99           833           157             -             -              -
       Fidelity VIP Growth                          02/17/98           120            85             7             -              -
       Fidelity VIP II Contrafund                   02/17/98            18             9             1             -              -
       Fidelity VIP III Growth Opportunities        02/17/98            19             6             1             -              -
       Fidelity VIP III Growth & Income             02/17/98            94            92            26             -              -
       Fidelity VIP Equity-Income                   02/17/98            43            38             8             -              -
       American Century VP Income & Growth          11/19/99           389            11             -             -              -
       American Century VP International            11/19/99            75             -             -             -              -
       American Century VP Value                    11/19/99           229             5             -             -              -
       Dreyfus Stock Index                          11/19/99           199             -             -             -              -
       Dreyfus VIF Disciplined Stock                11/19/99            41             -             -             -              -
       Dreyfus VIF Appreciation                     11/19/99           274             -             -             -              -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                    Commenced                    Sub-account Accumulation Unit Value
                                                                --------------------------------------------------------------------
                                                   Operations   12/31/00      12/31/99      12/31/98       12/31/97      12/31/96
                                                   ------------ -----------  ------------  ------------   -----------   ------------

       INVESCO VIF Dynamics                           11/19/99 $ 10.605154     11.148744             -             -              -
       INVESCO VIF High Yield                         11/19/99    8.814651     10.122749             -             -              -
       PIMCO High Yield Bond                          11/19/99    9.864135     10.078000             -             -              -
       PIMCO Low Duration Bond                        11/19/99   10.693186      9.969000             -             -              -
       PIMCO StocksPLUS Growth & Income               11/19/99    9.279000     10.311000             -             -              -
       PIMCO Total Return Bond                        11/19/99   10.753921      9.898482             -             -              -
       Scudder International                          11/19/99    8.982805     11.637458             -             -              -
       Cova Lord Abbett Growth and Income Series A    03/01/00   12.508051             -             -             -              -
       Cova Bond Debenture Series A                   03/01/00    9.866858             -             -             -              -
       Cova Developing Growth Series A                03/01/00    7.635360             -             -             -              -
       Cova Large Cap Research Series A               03/01/00   12.397823             -             -             -              -
       Cova Mid-Cap Value Series A                    03/01/00   15.600624             -             -             -              -
       Cova Quality Bond Series A                     03/01/00   11.003000             -             -             -              -
       Cova Small Cap Stock Series A                  03/01/00    7.235955             -             -             -              -
       Cova Large Cap Stock Series A                  03/01/00    9.413898             -             -             -              -
       Cova Select Equity Series A                    03/01/00    9.929074             -             -             -              -
       Cova International Equity Series A             03/01/00    8.092593             -             -             -              -
       GACC Money Market Series A                     03/01/00   10.510000             -             -             -              -
       AIM V.I. Value Series A                        03/01/00    8.292596             -             -             -              -
       AIM V.I. Capital Appreciation Series A         03/01/00    7.829098             -             -             -              -
       AIM V.I. International Equity Series A         03/01/00    7.880965             -             -             -              -
       Templeton Global Income Securities Series A    03/01/00   10.523000             -             -             -              -
       Franklin Small Cap Series A                    03/01/00    7.149728             -             -             -              -
       Templeton Growth Securities Series A           03/01/00   10.390290             -             -             -              -
       Templeton International Securities Series A    03/01/00    9.978887             -             -             -              -
       Franklin Large Cap Growth Securities Series A  03/01/00    9.661496             -             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                    Commenced                      Sub-account Net Assets (in thousands)
                                                                --------------------------------------------------------------------
                                                   Operations    12/31/00       12/31/99      12/31/98      12/31/97      12/31/96
                                                   ------------ ------------   ------------  ------------  ------------  -----------

       INVESCO VIF Dynamics                           11/19/99 $       290            22             -             -              -
       INVESCO VIF High Yield                         11/19/99          77            10             -             -              -
       PIMCO High Yield Bond                          11/19/99           1             -             -             -              -
       PIMCO Low Duration Bond                        11/19/99           1             -             -             -              -
       PIMCO StocksPLUS Growth & Income               11/19/99           -             -             -             -              -
       PIMCO Total Return Bond                        11/19/99         133            15             -             -              -
       Scudder International                          11/19/99         146             7             -             -              -
       Cova Lord Abbett Growth and Income Series A    03/01/00         243             -             -             -              -
       Cova Bond Debenture Series A                   03/01/00          93             -             -             -              -
       Cova Developing Growth Series A                03/01/00           4             -             -             -              -
       Cova Large Cap Research Series A               03/01/00           8             -             -             -              -
       Cova Mid-Cap Value Series A                    03/01/00          44             -             -             -              -
       Cova Quality Bond Series A                     03/01/00           -             -             -             -              -
       Cova Small Cap Stock Series A                  03/01/00          39             -             -             -              -
       Cova Large Cap Stock Series A                  03/01/00          90             -             -             -              -
       Cova Select Equity Series A                    03/01/00          52             -             -             -              -
       Cova International Equity Series A             03/01/00          57             -             -             -              -
       GACC Money Market Series A                     03/01/00           -             -             -             -              -
       AIM V.I. Value Series A                        03/01/00         260             -             -             -              -
       AIM V.I. Capital Appreciation Series A         03/01/00         141             -             -             -              -
       AIM V.I. International Equity Series A         03/01/00          41             -             -             -              -
       Templeton Global Income Securities Series A    03/01/00           -             -             -             -              -
       Franklin Small Cap Series A                    03/01/00           1             -             -             -              -
       Templeton Growth Securities Series A           03/01/00          43             -             -             -              -
       Templeton International Securities Series A    03/01/00           2             -             -             -              -
       Franklin Large Cap Growth Securities Series A  03/01/00          66             -             -             -              -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                Commenced                     Sub-account Accumulation Unit Total Return*
                                                               ---------------------------------------------------------------------
                                               Operations         2000          1999          1998           1997          1996
                                               ------------    ------------  ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income         01/08/99          13.07%         9.90%             -             -              -
       Cova Bond Debenture                        05/20/96          -0.59%         1.99%         4.77%        14.05%         11.32%
       Cova Developing Growth                     11/07/97         -19.95%        30.58%         5.13%        -2.80%              -
       Cova Large Cap Research                    02/17/98          11.04%        23.76%         9.94%             -              -
       Cova Mid-Cap Value                         11/07/97          50.79%         4.19%        -0.29%         4.17%              -
       Cova Quality Bond                          05/20/96           9.86%        -2.92%         6.81%         7.58%          4.20%
       Cova Small Cap Stock                       05/15/96         -11.76%        42.52%        -6.74%        19.31%          3.69%
       Cova Large Cap Stock                       05/16/96         -12.80%        16.06%        30.49%        31.36%         11.62%
       Cova Select Equity                         05/15/96          -7.53%         8.23%        20.88%        29.67%          6.76%
       Cova International Equity                  05/14/96         -17.89%        26.73%        12.45%         4.52%          8.60%
       GACC Money Market                          12/04/97           4.98%         3.74%         4.15%         0.34%              -
       Russell Multi-Style Equity                 12/31/97         -13.48%        15.54%        27.40%             -              -
       Russell Aggressive Equity                  12/31/97          -2.15%         4.61%         0.01%             -              -
       Russell Non-U.S.                           12/31/97         -15.62%        31.51%        11.83%             -              -
       Russell Core Bond                          12/31/97           8.48%        -1.99%         6.31%             -              -
       Russell Real Estate Securities             07/01/99          25.48%        -6.05%             -             -              -
       AIM V.I. Value                             12/31/97         -15.83%        28.09%        30.76%             -              -
       AIM V.I. Capital Appreciation              12/31/97         -12.15%        42.60%        18.00%             -              -
       AIM V.I. International Equity              12/31/97         -27.42%        52.90%        14.19%             -              -
       Alliance Premier Growth                    12/31/97         -17.74%        30.47%        46.21%             -              -
       Alliance Real Estate Investment            12/31/97          24.93%        -6.43%       -19.99%             -              -
       Liberty Newport Tiger Fund, Variable       12/31/97         -16.80%        65.94%        -7.21%             -              -
       Goldman Sachs Growth and Income            03/31/98          -6.01%         3.94%       -11.60%             -              -
       Goldman Sachs International Equity         03/31/98         -14.39%        30.02%         1.94%             -              -
       Goldman Sachs Global Income                03/31/98           7.54%        -2.39%         6.53%             -              -
       Goldman Sachs Internet Tollkeeper          07/03/00         -34.87%             -             -             -              -
       Kemper Dreman High Return Equity           05/15/98          29.77%       -11.62%         4.89%             -              -
       Kemper Small Cap Growth                    12/31/97         -11.99%        32.66%        16.88%             -              -
       Kemper Small Cap Value                     12/31/97           2.60%         1.32%       -12.30%             -              -
       Kemper Government Securities               12/31/97           9.39%        -0.72%         6.35%             -              -
       MFS Bond                                   05/15/98           8.60%        -2.10%         5.09%             -              -
       MFS Research                               12/31/97          -6.17%        22.32%        21.79%             -              -
       MFS Growth with Income                     12/31/97          -1.53%         5.21%        20.75%             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                Commenced                Sub-account Expense as a % of Average Net Assets*
                                                               ---------------------------------------------------------------------
                                               Operations         2000           1999          1998          1997          1996
                                               ------------    ------------   ------------  ------------  ------------  ------------

       Cova Lord Abbett Growth and Income         01/08/99           1.40%         1.40%             -             -              -
       Cova Bond Debenture                        05/20/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova Developing Growth                     11/07/97           1.40%         1.40%         1.40%         1.40%              -
       Cova Large Cap Research                    02/17/98           1.40%         1.40%         1.40%             -              -
       Cova Mid-Cap Value                         11/07/97           1.40%         1.40%         1.40%         1.40%              -
       Cova Quality Bond                          05/20/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova Small Cap Stock                       05/15/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova Large Cap Stock                       05/16/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova Select Equity                         05/15/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova International Equity                  05/14/96           1.40%         1.40%         1.40%         1.40%          1.40%
       GACC Money Market                          12/04/97           1.40%         1.40%         1.40%         1.40%              -
       Russell Multi-Style Equity                 12/31/97           1.40%         1.40%         1.40%             -              -
       Russell Aggressive Equity                  12/31/97           1.40%         1.40%         1.40%             -              -
       Russell Non-U.S.                           12/31/97           1.40%         1.40%         1.40%             -              -
       Russell Core Bond                          12/31/97           1.40%         1.40%         1.40%             -              -
       Russell Real Estate Securities             07/01/99           1.40%         1.40%             -             -              -
       AIM V.I. Value                             12/31/97           1.40%         1.40%         1.40%             -              -
       AIM V.I. Capital Appreciation              12/31/97           1.40%         1.40%         1.40%             -              -
       AIM V.I. International Equity              12/31/97           1.40%         1.40%         1.40%             -              -
       Alliance Premier Growth                    12/31/97           1.40%         1.40%         1.40%             -              -
       Alliance Real Estate Investment            12/31/97           1.40%         1.40%         1.40%             -              -
       Liberty Newport Tiger Fund, Variable       12/31/97           1.40%         1.40%         1.39%             -              -
       Goldman Sachs Growth and Income            03/31/98           1.40%         1.40%         1.40%             -              -
       Goldman Sachs International Equity         03/31/98           1.40%         1.40%         1.40%             -              -
       Goldman Sachs Global Income                03/31/98           1.40%         1.40%         1.40%             -              -
       Goldman Sachs Internet Tollkeeper          07/03/00           1.40%             -             -             -              -
       Kemper Dreman High Return Equity           05/15/98           1.40%         1.40%         0.55%             -              -
       Kemper Small Cap Growth                    12/31/97           1.40%         1.40%         1.40%             -              -
       Kemper Small Cap Value                     12/31/97           1.40%         1.40%         1.40%             -              -
       Kemper Government Securities               12/31/97           1.40%         1.40%         1.38%             -              -
       MFS Bond                                   05/15/98           1.40%         1.40%         0.52%             -              -
       MFS Research                               12/31/97           1.40%         1.40%         1.40%             -              -
       MFS Growth with Income                     12/31/97           1.40%         1.40%         1.40%             -              -



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                   Commenced                Sub-account Accumulation Unit Total Return*
                                                               ---------------------------------------------------------------------
                                                  Operations       2000          1999          1998           1997          1996
                                                  ------------ ------------  ------------  ------------   -----------   ------------
       MFS Emerging Growth                           12/31/97      -20.72%        74.26%        32.44%             -              -
       MFS Emerging Markets Equity                   12/31/97      -23.89%        36.25%       -34.18%             -              -
       MFS High Income                               12/31/97       -7.97%         4.97%        -1.37%             -              -
       MFS Global Governments                        12/31/97        3.44%        -3.85%         6.63%             -              -
       MFS New Discovery                             09/01/00      -13.90%             -             -             -              -
       Oppenheimer Capital Appreciation              12/31/97       -1.62%        39.69%        22.44%             -              -
       Oppenheimer Main Street Growth & Income       12/31/97      -10.05%        20.01%         3.40%             -              -
       Oppenheimer High Income                       12/31/97       -5.08%         2.84%        -0.92%             -              -
       Oppenheimer Bond                              12/31/97        4.62%        -2.89%         5.52%             -              -
       Oppenheimer Strategic Bond                    12/31/97        1.21%         1.40%         1.65%             -              -
       Putnam VT Growth and Income                   12/31/97        6.61%         0.17%        14.03%             -              -
       Putnam VT New Value                           12/31/97       20.80%        -1.13%         4.98%             -              -
       Putnam VT Vista                               12/31/97       -5.32%        50.77%        18.04%             -              -
       Putnam VT International Growth                12/31/97      -10.69%        57.92%        17.29%             -              -
       Putnam VT International New Opportunities     12/31/97      -39.42%       100.15%        14.21%             -              -
       Templeton Global Income Securities            03/01/99        3.83%        -2.98%             -             -              -
       Franklin Small Cap                            03/01/99      -17.53%        77.19%             -             -              -
       Templeton Growth Securities                   03/02/99        5.93%        33.22%             -             -              -
       Templeton International Securities            09/21/98       -3.54%        21.95%        15.92%             -              -
       Templeton Developing Markets Securities       09/21/98      -32.72%        51.89%        33.87%             -              -
       Templeton Mutual Shares Securities            09/21/98       11.23%         8.16%        11.61%             -              -
       Franklin Large Cap Growth Securities          03/01/99        3.83%        46.88%             -             -              -
       Fidelity VIP Growth                           02/17/98      -12.23%        35.57%        31.16%             -              -
       Fidelity VIP II Contrafund                    02/17/98       -7.92%        22.58%        24.29%             -              -
       Fidelity VIP III Growth Opportunities         02/17/98      -18.23%         2.78%        18.14%             -              -
       Fidelity VIP III Growth & Income              02/17/98       -4.95%         7.66%        22.59%             -              -
       Fidelity VIP Equity-Income                    02/17/98        6.93%         4.89%         6.74%             -              -
       American Century VP Income & Growth           11/19/99      -11.86%         3.25%             -             -              -
       American Century VP International             11/19/99      -17.77%        25.17%             -             -              -
       American Century VP Value                     11/19/99       16.54%        -4.13%             -             -              -
       Dreyfus Stock Index                           11/19/99      -10.46%         3.36%             -             -              -
       Dreyfus VIF Disciplined Stock                 11/19/99      -10.25%         3.06%             -             -              -
       Dreyfus VIF Appreciation                      11/19/99       -1.92%         1.28%             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                   Commenced               Sub-account Expense as a % of Average Net Assets*
                                                               ---------------------------------------------------------------------
                                                  Operations       2000           1999          1998          1997          1996
                                                  ------------ ------------   ------------  ------------  ------------  ------------

       MFS Emerging Growth                           12/31/97        1.40%         1.40%         1.40%             -              -
       MFS Emerging Markets Equity                   12/31/97        1.40%         1.40%         1.40%             -              -
       MFS High Income                               12/31/97        1.40%         1.40%         1.40%             -              -
       MFS Global Governments                        12/31/97        1.40%         1.40%         1.37%             -              -
       MFS New Discovery                             09/01/00        1.40%             -             -             -              -
       Oppenheimer Capital Appreciation              12/31/97        1.40%         1.40%         1.40%             -              -
       Oppenheimer Main Street Growth & Income       12/31/97        1.40%         1.40%         1.40%             -              -
       Oppenheimer High Income                       12/31/97        1.40%         1.40%         1.40%             -              -
       Oppenheimer Bond                              12/31/97        1.40%         1.40%         1.40%             -              -
       Oppenheimer Strategic Bond                    12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT Growth and Income                   12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT New Value                           12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT Vista                               12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT International Growth                12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT International New Opportunities     12/31/97        1.40%         1.40%         1.40%             -              -
       Templeton Global Income Securities            03/01/99        1.40%         1.40%             -             -              -
       Franklin Small Cap                            03/01/99        1.40%         1.40%             -             -              -
       Templeton Growth Securities                   03/02/99        1.40%         1.40%             -             -              -
       Templeton International Securities            09/21/98        1.40%         1.40%         1.40%             -              -
       Templeton Developing Markets Securities       09/21/98        1.40%         1.40%         1.40%             -              -
       Templeton Mutual Shares Securities            09/21/98        1.40%         1.40%         1.32%             -              -
       Franklin Large Cap Growth Securities          03/01/99        1.40%         1.40%             -             -              -
       Fidelity VIP Growth                           02/17/98        1.40%         1.40%         1.35%             -              -
       Fidelity VIP II Contrafund                    02/17/98        1.40%         1.40%         0.75%             -              -
       Fidelity VIP III Growth Opportunities         02/17/98        1.40%         1.40%         0.52%             -              -
       Fidelity VIP III Growth & Income              02/17/98        1.40%         1.40%         1.39%             -              -
       Fidelity VIP Equity-Income                    02/17/98        1.40%         1.40%         1.34%             -              -
       American Century VP Income & Growth           11/19/99        1.40%         1.40%             -             -              -
       American Century VP International             11/19/99        1.40%         1.40%             -             -              -
       American Century VP Value                     11/19/99        1.40%         1.40%             -             -              -
       Dreyfus Stock Index                           11/19/99        1.40%         1.40%             -             -              -
       Dreyfus VIF Disciplined Stock                 11/19/99        1.40%         1.40%             -             -              -
       Dreyfus VIF Appreciation                      11/19/99        1.40%         1.40%             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                   Commenced                 Sub-account Accumulation Unit Total Return*
                                                               ---------------------------------------------------------------------
                                                  Operations       2000          1999          1998           1997          1996
                                                  ------------ ------------  ------------  ------------   -----------   ------------
      INVESCO VIF Dynamics                           11/19/99       -4.88%        11.49%             -             -              -
      INVESCO VIF High Yield                         11/19/99      -12.92%         1.23%             -             -              -
      PIMCO High Yield Bond                          11/19/99       -2.12%         0.78%             -             -              -
      PIMCO Low Duration Bond                        11/19/99        7.26%        -0.31%             -             -              -
      PIMCO StocksPLUS Growth & Income               11/19/99      -10.01%         3.11%             -             -              -
      PIMCO Total Return Bond                        11/19/99        8.64%        -1.02%             -             -              -
      Scudder International                          11/19/99      -22.81%        16.38%             -             -              -
      Cova Lord Abbett Growth and Income Series A    03/01/00       25.08%             -             -             -              -
      Cova Bond Debenture Series A                   03/01/00       -1.33%             -             -             -              -
      Cova Developing Growth Series A                03/01/00      -23.65%             -             -             -              -
      Cova Large Cap Research Series A               03/01/00       23.98%             -             -             -              -
      Cova Mid-Cap Value Series A                    03/01/00       56.01%             -             -             -              -
      Cova Quality Bond Series A                     03/01/00       10.03%             -             -             -              -
      Cova Small Cap Stock Series A                  03/01/00      -27.64%             -             -             -              -
      Cova Large Cap Stock Series A                  03/01/00       -5.86%             -             -             -              -
      Cova Select Equity Series A                    03/01/00       -0.71%             -             -             -              -
      Cova International Equity Series A             03/01/00      -19.07%             -             -             -              -
      GACC Money Market Series A                     03/01/00        5.10%             -             -             -              -
      AIM V.I. Value Series A                        03/01/00      -17.07%             -             -             -              -
      AIM V.I. Capital Appreciation Series A         03/01/00      -21.71%             -             -             -              -
      AIM V.I. International Equity Series A         03/01/00      -21.19%             -             -             -              -
      Templeton Global Income Securities Series A    03/01/00        5.23%             -             -             -              -
      Franklin Small Cap Series A                    03/01/00      -28.50%             -             -             -              -
      Templeton Growth Securities Series A           03/01/00        3.90%             -             -             -              -
      Templeton International Securities Series A    03/01/00       -0.21%             -             -             -              -
      Franklin Large Cap Growth Securities Series A  03/01/00       -3.39%             -             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                   Commenced                  Sub-account Expense as a % of Average Net Assets*
                                                               ---------------------------------------------------------------------
                                                  Operations       2000           1999          1998          1997          1996
                                                  ------------ ------------   ------------  ------------  ------------  ------------
      INVESCO VIF Dynamics                           11/19/99        1.40%         1.40%             -             -              -
      INVESCO VIF High Yield                         11/19/99        1.40%         1.40%             -             -              -
      PIMCO High Yield Bond                          11/19/99        1.40%         1.40%             -             -              -
      PIMCO Low Duration Bond                        11/19/99        1.40%         1.40%             -             -              -
      PIMCO StocksPLUS Growth & Income               11/19/99        1.40%         1.40%             -             -              -
      PIMCO Total Return Bond                        11/19/99        1.40%         1.40%             -             -              -
      Scudder International                          11/19/99        1.40%         1.40%             -             -              -
      Cova Lord Abbett Growth and Income Series A    03/01/00        0.85%             -             -             -              -
      Cova Bond Debenture Series A                   03/01/00        0.85%             -             -             -              -
      Cova Developing Growth Series A                03/01/00        0.85%             -             -             -              -
      Cova Large Cap Research Series A               03/01/00        0.85%             -             -             -              -
      Cova Mid-Cap Value Series A                    03/01/00        0.85%             -             -             -              -
      Cova Quality Bond Series A                     03/01/00        0.85%             -             -             -              -
      Cova Small Cap Stock Series A                  03/01/00        0.85%             -             -             -              -
      Cova Large Cap Stock Series A                  03/01/00        0.85%             -             -             -              -
      Cova Select Equity Series A                    03/01/00        0.85%             -             -             -              -
      Cova International Equity Series A             03/01/00        0.85%             -             -             -              -
      GACC Money Market Series A                     03/01/00        0.85%             -             -             -              -
      AIM V.I. Value Series A                        03/01/00        0.85%             -             -             -              -
      AIM V.I. Capital Appreciation Series A         03/01/00        0.85%             -             -             -              -
      AIM V.I. International Equity Series A         03/01/00        0.85%             -             -             -              -
      Templeton Global Income Securities Series A    03/01/00        0.85%             -             -             -              -
      Franklin Small Cap Series A                    03/01/00        0.85%             -             -             -              -
      Templeton Growth Securities Series A           03/01/00        0.85%             -             -             -              -
      Templeton International Securities Series A    03/01/00        0.85%             -             -             -              -
      Franklin Large Cap Growth Securities Series A  03/01/00        0.85%             -             -             -              -

    * The total return does not include contract charges and the inclusion of these charges would reduce the total return.
      The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the year ending December 31, 2000 and December 31, 1999 follows:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Cova Lord Abbett Growth and Income             2000           $ 3,103,117          $ 2,821,049             $ 282,068
                                                     1999             3,133,491            3,049,051                84,440

      Cova Bond Debenture                            2000             1,350,929            1,339,728                11,201
                                                     1999               946,728              924,039                22,689

      Cova Developing Growth                         2000                86,507               80,045                 6,462
                                                     1999                29,109               25,241                 3,868

      Cova Large Cap Research                        2000               125,427              112,020                13,407
                                                     1999                44,923               39,900                 5,023

      Cova Mid-Cap Value                             2000               163,204              146,823                16,381
                                                     1999               164,060              155,815                 8,245

      Cova Quality Bond                              2000             1,790,286            1,776,824                13,462
                                                     1999             1,843,153            1,830,190                12,963

      Cova Small Cap Stock                           2000               741,800              563,932               177,868
                                                     1999             1,483,447            1,389,634                93,813

      Cova Large Cap Stock                           2000             1,723,008            1,457,126               265,882
                                                     1999             2,143,398            1,691,559               451,839

      Cova Select Equity                             2000             2,141,432            1,964,035               177,397
                                                     1999             1,326,474            1,133,512               192,962

      Cova International Equity                      2000               760,264              642,571               117,693
                                                     1999               868,689              749,767               118,922

      GACC Money Market                              2000             2,104,638            2,020,505                84,133
                                                     1999             2,410,357            2,367,151                43,206

      Russell Multi-Style Equity                     2000               547,703              560,740               (13,037)
                                                     1999               201,087              197,677                 3,410

      Russell Aggressive Equity                      2000               496,512              517,842               (21,330)
                                                     1999                54,526               54,268                   258

      Russell Non-U.S.                               2000               276,443              267,855                 8,588
                                                     1999               101,624               93,032                 8,592



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Russell Core Bond                              2000             $ 709,771            $ 736,746             $ (26,975)
                                                     1999               352,634              364,812               (12,178)

      Russell Real Estate Securities                 2000                68,383               62,646                 5,737
                                                     1999                 1,815                1,814                     1

      AIM V.I. Value                                 2000               305,689              286,386                19,303
                                                     1999               249,337              244,207                 5,130

      AIM V.I. Capital Appreciation                  2000               397,328              425,267               (27,939)
                                                     1999                35,568               33,976                 1,592

      AIM V.I. International Equity                  2000                45,791               43,667                 2,124
                                                     1999                62,427               61,796                   631

      Alliance Premier Growth                        2000               155,704              132,986                22,718
                                                     1999               229,266              202,124                27,142

      Alliance Real Estate Investment                2000                21,026               21,186                  (160)
                                                     1999                62,352               66,956                (4,604)

      Liberty Newport Tiger Fund, Variable           2000                 8,988                7,210                 1,778
                                                     1999                   294                  188                   106

      Goldman Sachs Growth and Income                2000                65,061               66,249                (1,188)
                                                     1999                24,697               24,338                   359

      Goldman Sachs International Equity             2000                37,509               33,877                 3,632
                                                     1999                26,414               25,126                 1,288

      Goldman Sachs Global Income                    2000                   646                  656                   (10)
                                                     1999                   513                  520                    (7)

      Goldman Sachs Internet Tollkeeper              2000                   944                1,009                   (65)
                                                     1999                     -                    -                     -

      Kemper Dreman High Return Equity               2000                     1                    1                     -
                                                     1999                     1                    1                     -

      Kemper Small Cap Growth                        2000                11,190                9,367                 1,823
                                                     1999                 8,971                7,861                 1,110

      Kemper Small Cap Value                         2000                15,410               15,676                  (266)
                                                     1999                38,781               41,554                (2,773)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Kemper Government Securities                   2000              $ 56,762             $ 57,064                $ (302)
                                                     1999               167,850              168,571                  (721)

      MFS Bond                                       2000                     1                    1                     -
                                                     1999                     1                    1                     -

      MFS Research                                   2000                48,569               41,764                 6,805
                                                     1999                33,705               31,571                 2,134

      MFS Growth with Income                         2000               137,298              127,688                 9,610
                                                     1999                73,640               68,795                 4,845

      MFS Emerging Growth                            2000               100,728               72,508                28,220
                                                     1999                75,663               60,111                15,552

      MFS Emerging Markets Equity                    2000                 4,655                3,563                 1,092
                                                     1999                36,299               38,041                (1,742)

      MFS High Income                                2000                 9,262                9,749                  (487)
                                                     1999                38,805               37,409                 1,396

      MFS Global Governments                         2000                 3,312                3,380                   (68)
                                                     1999                 2,043                2,097                   (54)

      MFS New Discovery                              2000                     4                    4                     -
                                                     1999                     -                    -                     -

      Oppenheimer Capital Appreciation               2000                22,544               19,866                 2,678
                                                     1999                19,283               17,339                 1,944

      Oppenheimer Main Street Growth & Income        2000                19,875               18,742                 1,133
                                                     1999                66,494               60,355                 6,139

      Oppenheimer High Income                        2000                11,130               12,302                (1,172)
                                                     1999                20,434               20,986                  (552)

      Oppenheimer Bond                               2000               108,182              112,545                (4,363)
                                                     1999               134,169              136,015                (1,846)

      Oppenheimer Strategic Bond                     2000                 4,859                5,115                  (256)
                                                     1999                15,743               15,871                  (128)

      Putnam VT Growth and Income                    2000               169,689              185,128               (15,439)
                                                     1999               130,751              127,509                 3,242



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Putnam VT New Value                            2000               $ 1,006              $ 1,004                   $ 2
                                                     1999                17,801               16,648                 1,153

      Putnam VT Vista                                2000                13,657               10,336                 3,321
                                                     1999                32,813               29,123                 3,690

      Putnam VT International Growth                 2000               104,993               89,770                15,223
                                                     1999               114,673              103,575                11,098

      Putnam VT International New Opportunities      2000                30,994               32,773                (1,779)
                                                     1999                16,020               12,486                 3,534

      Templeton Global Income Securities             2000                   454                  471                   (17)
                                                     1999                    41                   41                     -

      Franklin Small Cap                             2000                77,051               85,291                (8,240)
                                                     1999               190,577              145,895                44,682

      Templeton Growth Securities                    2000                 3,112                3,255                  (143)
                                                     1999                25,941               26,138                  (197)

      Templeton International Securities             2000                84,713               86,931                (2,218)
                                                     1999                 2,257                2,151                   106

      Templeton Developing Markets Securities        2000                13,370               12,286                 1,084
                                                     1999                33,863               28,005                 5,858

      Templeton Mutual Shares Securities             2000                34,772               34,574                   198
                                                     1999                 9,338                9,502                  (164)

      Franklin Large Cap Growth Securities           2000               218,806              218,760                    46
                                                     1999                   393                  364                    29

      Fidelity VIP Growth                            2000                10,186                9,417                   769
                                                     1999                 1,642                1,430                   212

      Fidelity VIP II Contrafund                     2000                 5,907                6,058                  (151)
                                                     1999                    92                   89                     3

      Fidelity VIP III Growth Opportunities          2000                 1,427                1,611                  (184)
                                                     1999                    76                   73                     3

      Fidelity VIP III Growth & Income               2000                14,078               14,387                  (309)
                                                     1999                 1,822                1,642                   180



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Fidelity VIP Equity-Income                     2000               $ 3,209              $ 3,448                $ (239)
                                                     1999                   540                  548                    (8)

      American Century VP Income & Growth            2000                27,716               27,565                   151
                                                     1999                     -                    -                     -

      American Century VP International              2000                 1,485                1,648                  (163)
                                                     1999                     -                    -                     -

      American Century VP Value                      2000                12,761               12,630                   131
                                                     1999                     -                    -                     -

      Dreyfus Stock Index                            2000                11,852               11,678                   174
                                                     1999                     -                    -                     -

      Dreyfus VIF Disciplined Stock                  2000                 5,384                5,060                   324
                                                     1999                     -                    -                     -

      Dreyfus VIF Appreciation                       2000                11,883               11,872                    11
                                                     1999                     -                    -                     -

      INVESCO VIF Dynamics                           2000                22,853               20,270                 2,583
                                                     1999                     -                    -                     -

      INVESCO VIF High Yield                         2000                14,497               14,476                    21
                                                     1999                     -                    -                     -

      PIMCO High Yield Bond                          2000                     1                    1                     -
                                                     1999                     -                    -                     -

      PIMCO Low Duration Bond                        2000                     1                    1                     -
                                                     1999                     -                    -                     -

      PIMCO StocksPLUS Growth & Income               2000                     1                    1                     -
                                                     1999                     -                    -                     -

      PIMCO Total Return Bond                        2000                21,702               21,617                    85
                                                     1999                     -                    -                     -

      Scudder International                          2000                 5,934                6,810                  (876)
                                                     1999                     -                    -                     -






COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period        Beginning of Period       Change
                                                   -------    ------------------    -----------------     -----------------


      Cova Lord Abbett Growth and Income             2000          $ 10,439,228          $ 4,841,111           $ 5,598,117
                                                     1999             4,841,111                    -             4,841,111

      Cova Bond Debenture                            2000              (365,063)             337,384              (702,447)
                                                     1999               337,384              273,399                63,985

      Cova Developing Growth                         2000              (106,495)             460,172              (566,667)
                                                     1999               460,172               57,633               402,539

      Cova Large Cap Research                        2000               476,513              371,070               105,443
                                                     1999               371,070               52,098               318,972

      Cova Mid-Cap Value                             2000             1,018,767               74,191               944,576
                                                     1999                74,191               14,516                59,675

      Cova Quality Bond                              2000               349,219                8,755               340,464
                                                     1999                 8,755              254,122              (245,367)

      Cova Small Cap Stock                           2000             1,460,198            3,439,414            (1,979,216)
                                                     1999             3,439,414               (2,832)            3,442,246

      Cova Large Cap Stock                           2000               877,004            8,146,484            (7,269,480)
                                                     1999             8,146,484            4,717,561             3,428,923

      Cova Select Equity                             2000               (89,126)           3,050,805            (3,139,931)
                                                     1999             3,050,805            3,163,743              (112,938)

      Cova International Equity                      2000               229,590            3,605,177            (3,375,587)
                                                     1999             3,605,177              918,988             2,686,189

      GACC Money Market                              2000               (32,594)              50,675               (83,269)
                                                     1999                50,675                8,746                41,929

      Russell Multi-Style Equity                     2000              (487,662)             181,798              (669,460)
                                                     1999               181,798               37,385               144,413

      Russell Aggressive Equity                      2000               (70,814)              39,083              (109,897)
                                                     1999                39,083               (1,753)               40,836

      Russell Non-U.S.                               2000              (177,164)             259,569              (436,733)
                                                     1999               259,569                1,844               257,725

      Russell Core Bond                              2000                 4,942             (142,357)              147,299
                                                     1999              (142,357)               3,543              (145,900)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period        Beginning of Period       Change
                                                   -------    ------------------    -----------------     -----------------


      Russell Real Estate Securities                 2000              $ 31,170               $ (393)             $ 31,563
                                                     1999                  (393)                   -                  (393)

      AIM V.I. Value                                 2000              (806,785)             312,963            (1,119,748)
                                                     1999               312,963                1,376               311,587

      AIM V.I. Capital Appreciation                  2000              (459,853)             211,517              (671,370)
                                                     1999               211,517                5,386               206,131

      AIM V.I. International Equity                  2000              (102,142)             101,232              (203,374)
                                                     1999               101,232               (6,224)              107,456

      Alliance Premier Growth                        2000              (329,754)             582,513              (912,267)
                                                     1999               582,513              118,514               463,999

      Alliance Real Estate Investment                2000                36,471              (30,367)               66,838
                                                     1999               (30,367)             (17,191)              (13,176)

      Liberty Newport Tiger Fund, Variable           2000                   988               18,690               (17,702)
                                                     1999                18,690                2,743                15,947

      Goldman Sachs Growth and Income                2000               (22,852)              (4,321)              (18,531)
                                                     1999                (4,321)             (11,213)                6,892

      Goldman Sachs International Equity             2000               (17,621)              62,028               (79,649)
                                                     1999                62,028                2,720                59,308

      Goldman Sachs Global Income                    2000                (2,845)              (1,776)               (1,069)
                                                     1999                (1,776)                (187)               (1,589)

      Goldman Sachs Internet Tollkeeper              2000               (27,963)                   -               (27,963)
                                                     1999                     -                    -                     -

      Kemper Dreman High Return Equity               2000                    12                   (8)                   20
                                                     1999                    (8)                   5                   (13)

      Kemper Small Cap Growth                        2000               (17,067)              37,072               (54,139)
                                                     1999                37,072                3,989                33,083

      Kemper Small Cap Value                         2000                 9,036               (3,443)               12,479
                                                     1999                (3,443)             (13,980)               10,537

      Kemper Government Securities                   2000                10,381                   76                10,305
                                                     1999                    76                  206                  (130)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                             Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period        Beginning of Period       Change
                                                   -------    ------------------    -----------------     -----------------


      MFS Bond                                       2000                   $ 5                  $ 1                   $ 4
                                                     1999                     1                    5                    (4)

      MFS Research                                   2000                19,228              175,774              (156,546)
                                                     1999               175,774               24,572               151,202

      MFS Growth with Income                         2000                99,981              126,692               (26,711)
                                                     1999               126,692               54,989                71,703

      MFS Emerging Growth                            2000               159,999              684,030              (524,031)
                                                     1999               684,030               87,574               596,456

      MFS Emerging Markets Equity                    2000                (2,282)               5,475                (7,757)
                                                     1999                 5,475               (7,685)               13,160

      MFS High Income                                2000               (40,942)              (2,211)              (38,731)
                                                     1999                (2,211)              (2,625)                  414

      MFS Global Governments                         2000                   (63)                (242)                  179
                                                     1999                  (242)                 189                  (431)

      MFS New Discovery                              2000                   525                    -                   525
                                                     1999                     -                    -                     -

      Oppenheimer Capital Appreciation               2000                20,082               62,672               (42,590)
                                                     1999                62,672                9,357                53,315

      Oppenheimer Main Street Growth & Income        2000               (34,859)              49,552               (84,411)
                                                     1999                49,552                 (771)               50,323

      Oppenheimer High Income                        2000               (42,325)              (3,509)              (38,816)
                                                     1999                (3,509)              (2,071)               (1,438)

      Oppenheimer Bond                               2000               (21,407)             (15,662)               (5,745)
                                                     1999               (15,662)              12,503               (28,165)

      Oppenheimer Strategic Bond                     2000                (4,337)                 136                (4,473)
                                                     1999                   136                 (129)                  265

      Putnam VT Growth and Income                    2000               (43,686)             (49,990)                6,304
                                                     1999               (49,990)              44,649               (94,639)

      Putnam VT New Value                            2000                 8,139                 (231)                8,370
                                                     1999                  (231)                 860                (1,091)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period        Beginning of Period       Change
                                                   -------    ------------------    -----------------     -----------------


      Putnam VT Vista                                2000              $ (8,352)            $ 79,103             $ (87,455)
                                                     1999                79,103                7,815                71,288

      Putnam VT International Growth                 2000               134,887              513,520              (378,633)
                                                     1999               513,520               (2,297)              515,817

      Putnam VT International New Opportunities      2000               (72,794)              91,867              (164,661)
                                                     1999                91,867                  299                91,568

      Templeton Global Income Securities             2000                 1,238                   (9)                1,247
                                                     1999                    (9)                   -                    (9)

      Franklin Small Cap                             2000              (192,066)              33,706              (225,772)
                                                     1999                33,706                    -                33,706

      Templeton Growth Securities                    2000                (4,129)              14,590               (18,719)
                                                     1999                14,590                    -                14,590

      Templeton International Securities             2000               (28,837)              67,478               (96,315)
                                                     1999                67,478                4,711                62,767

      Templeton Developing Markets Securities        2000               (55,254)              37,123               (92,377)
                                                     1999                37,123                3,570                33,553

      Templeton Mutual Shares Securities             2000                37,140                1,833                35,307
                                                     1999                 1,833                  263                 1,570

      Franklin Large Cap Growth Securities           2000               (26,679)              24,948               (51,627)
                                                     1999                24,948                    -                24,948

      Fidelity VIP Growth                            2000               (11,570)              15,091               (26,661)
                                                     1999                15,091                1,118                13,973

      Fidelity VIP II Contrafund                     2000                (1,392)               1,306                (2,698)
                                                     1999                 1,306                   99                 1,207

      Fidelity VIP III Growth Opportunities          2000                (4,191)                 437                (4,628)
                                                     1999                   437                   19                   418

      Fidelity VIP III Growth & Income               2000                (3,381)               7,812               (11,193)
                                                     1999                 7,812                3,784                 4,028

      Fidelity VIP Equity-Income                     2000                  (584)                (988)                  404
                                                     1999                  (988)                 635                (1,623)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                            Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period      Beginning of Period         Change
                                                   -------    ------------------    -----------------     -----------------


      American Century VP Income & Growth            2000             $ (26,376)               $ 407             $ (26,783)
                                                     1999                   407                    -                   407

      American Century VP International              2000                (8,481)                  25                (8,506)
                                                     1999                    25                    -                    25

      American Century VP Value                      2000                32,221                  134                32,087
                                                     1999                   134                    -                   134

      Dreyfus Stock Index                            2000               (12,866)                   3               (12,869)
                                                     1999                     3                    -                     3

      Dreyfus VIF Disciplined Stock                  2000                (2,370)                   2                (2,372)
                                                     1999                     2                    -                     2

      Dreyfus VIF Appreciation                       2000                (6,335)                   -                (6,335)
                                                     1999                     -                    -                     -

      INVESCO VIF Dynamics                           2000               (25,286)               1,133               (26,419)
                                                     1999                 1,133                    -                 1,133

      INVESCO VIF High Yield                         2000                (7,621)                 (14)               (7,607)
                                                     1999                   (14)                   -                   (14)

      PIMCO High Yield Bond                          2000                    (8)                   -                    (8)
                                                     1999                     -                    -                     -

      PIMCO Low Duration Bond                        2000                     1                   (1)                    2
                                                     1999                    (1)                   -                    (1)

      PIMCO StocksPLUS Growth & Income               2000                   (24)                  (4)                  (20)
                                                     1999                    (4)                   -                    (4)

      PIMCO Total Return Bond                        2000                 2,529                  (33)                2,562
                                                     1999                   (33)                   -                   (33)

      Scudder International                          2000               (23,081)                 516               (23,597)
                                                     1999                   516                    -                   516

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING

                                                    12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                                  --------------  --------------  --------------  --------------  --------------

      Sub-account accumulation units:
       Cova Lord Abbett Growth and Income             1,257,696       1,241,056               -               -               -
       Cova Bond Debenture                              846,521         859,300         681,676         347,400          39,545
       Cova Developing Growth                           210,893         130,053          70,926           6,039               -
       Cova Large Cap Research                          173,756         142,370          49,894               -               -
       Cova Mid-Cap Value                               205,339         132,159          85,457           8,510               -
       Cova Quality Bond                                574,866         629,401         501,045         234,643          64,534
       Cova Small Cap Stock                             665,868         632,695         663,925         487,580         113,118
       Cova Large Cap Stock                           1,621,909       1,531,957       1,132,390         686,677         126,231
       Cova Select Equity                             1,213,970       1,237,436       1,052,797         700,550         185,509
       Cova International Equity                        875,028         838,996         779,375         554,105         124,032
       GACC Money Market                                172,790         157,984         129,569          14,091               -
       Russell Multi-Style Equity                       358,236         213,789          48,388               -               -
       Russell Aggressive Equity                         83,187          44,230           8,651               -               -
       Russell Non-U.S.                                 162,115          98,852          18,259               -               -
       Russell Core Bond                                251,998         220,655          61,498               -               -
       Russell Real Estate Securities                    20,919           5,917               -               -               -
       AIM V.I. Value                                   388,155         158,759           2,865               -               -
       AIM V.I. Capital Appreciation                    217,297          63,264           5,570               -               -
       AIM V.I. International Equity                     47,794          19,322          15,257               -               -
       Alliance Premier Growth                          243,239         130,836          62,869               -               -
       Alliance Real Estate Investment                   55,762          29,380          22,077               -               -
       Liberty Newport Tiger Fund, Variable               7,171           2,639           2,397               -               -
       Goldman Sachs Growth and Income                   38,472          27,398          13,107               -               -
       Goldman Sachs International Equity                28,504          27,069          15,859               -               -
       Goldman Sachs Global Income                        4,803           3,165           3,002               -               -
       Goldman Sachs Internet Tollkeeper                 12,534               -               -               -               -
       Kemper Dreman High Return Equity                      10              10              10               -               -
       Kemper Small Cap Growth                           16,931           8,195           3,829               -               -
       Kemper Small Cap Value                            35,016          27,733          16,641               -               -
       Kemper Government Securities                      23,467          20,807           2,519               -               -
       MFS Bond                                              10              10              10               -               -
       MFS Research                                      91,630          62,149          25,994               -               -
       MFS Growth with Income                           149,611         112,973          64,791               -               -
       MFS Emerging Growth                               93,844          62,562          47,710               -               -
       MFS Emerging Markets Equity                        3,574           3,897           4,234               -               -
       MFS High Income                                   29,111          21,540          13,080               -               -
       MFS Global Governments                             1,396           1,050             385               -               -
       MFS New Discovery                                    885               -               -               -               -
       Oppenheimer Capital Appreciation                  30,729          15,979           5,037               -               -
       Oppenheimer Main Street Growth & Income           54,516          34,600          14,882               -               -
       Oppenheimer High Income                           32,733          25,621          10,533               -               -
       Oppenheimer Bond                                  81,606          71,773          46,377               -               -
       Oppenheimer Strategic Bond                        11,203           7,503           2,684               -               -
       Putnam VT Growth and Income                      169,137         131,527          80,114               -               -
       Putnam VT New Value                                5,920           2,342           2,202               -               -
       Putnam VT Vista                                   46,645          17,707           6,799               -               -



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING, CONTINUED:
                                                    12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                                  --------------  --------------  --------------  --------------  --------------

      Sub-account accumulation units, continued:
       Putnam VT International Growth                   123,371          81,982          56,566               -               -
       Putnam VT International New Opportunities         22,503           8,721           4,783               -               -
       Templeton Global Income Securities                 2,998             795               -               -               -
       Franklin Small Cap                                57,662           7,226               -               -               -
       Templeton Growth Securities                       19,579           8,686               -               -               -
       Templeton International Securities                83,612          50,837           6,626               -               -
       Templeton Developing Markets Securities           43,226          13,256           7,033               -               -
       Templeton Mutual Shares Securities                33,778           9,448             944               -               -
       Franklin Large Cap Growth Securities              54,641          10,673               -               -               -
       Fidelity VIP Growth                                7,715           4,777             505               -               -
       Fidelity VIP II Contrafund                         1,313             623              78               -               -
       Fidelity VIP III Growth Opportunities              1,949             521             114               -               -
       Fidelity VIP III Growth & Income                   7,498           6,964           2,082               -               -
       Fidelity VIP Equity-Income                         3,607           3,423             772               -               -
       American Century VP Income & Growth               42,799           1,017               -               -               -
       American Century VP International                  7,256              10               -               -               -
       American Century VP Value                         20,458             546               -               -               -
       Dreyfus Stock Index                               21,547              10               -               -               -
       Dreyfus VIF Disciplined Stock                      4,460              10               -               -               -
       Dreyfus VIF Appreciation                          27,606              10               -               -               -
       INVESCO VIF Dynamics                              27,344           1,951               -               -               -
       INVESCO VIF High Yield                             8,718             996               -               -               -
       PIMCO High Yield Bond                                116              10               -               -               -
       PIMCO Low Duration Bond                              108              10               -               -               -
       PIMCO StocksPLUS Growth & Income                      10              10               -               -               -
       PIMCO Total Return Bond                           12,364           1,525               -               -               -
       Scudder International                             16,238             624               -               -               -
       Cova Lord Abbett Growth and Income Series A       19,410               -               -               -               -
       Cova Bond Debenture Series A                       9,383               -               -               -               -
       Cova Developing Growth Series A                      565               -               -               -               -
       Cova Large Cap Research Series A                     638               -               -               -               -
       Cova Mid-Cap Value Series A                        2,825               -               -               -               -
       Cova Quality Bond Series A                            10               -               -               -               -
       Cova Small Cap Stock Series A                      5,347               -               -               -               -
       Cova Large Cap Stock Series A                      9,509               -               -               -               -
       Cova Select Equity Series A                        5,255               -               -               -               -
       Cova International Equity Series A                 7,064               -               -               -               -
       GACC Money Market Series A                            10               -               -               -               -
       AIM V.I. Value Series A                           31,356               -               -               -               -
       AIM V.I. Capital Appreciation Series A            17,972               -               -               -               -
       AIM V.I. International Equity Series A             5,234               -               -               -               -
       Templeton Global Income Securities Series A           10               -               -               -               -
       Franklin Small Cap Series A                          124               -               -               -               -
       Templeton Growth Securities Series A               4,120               -               -               -               -
       Templeton International Securities Series A          188               -               -               -               -
       Franklin Large Cap Growth Securities Series A      6,801               -               -               -               -




COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING, CONTINUED:
                                                    12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                                  --------------  --------------  --------------  --------------  --------------

      Sub-account annuity units:
       Cova Lord Abbett Growth and Income                 5,663           4,367               -               -               -
       Cova Bond Debenture                                  533             564               -               -               -
       Cova Mid-Cap Value                                   151               -               -               -               -
       Cova Quality Bond                                  2,607               -               -               -               -
       Cova Large Cap Stock                               4,048             488               -               -               -
       Cova Select Equity                                 3,380             527               -               -               -
       Cova International Equity                            317               -               -               -               -
       AIM V.I. Value                                       110               -               -               -               -
       Russell Aggressive Equity                          1,503               -               -               -               -
       Russell Core Bond                                  7,806               -               -               -               -
       Russell Multi-Style Equity                         8,001               -               -               -               -
       Russell Non-U.S.                                   4,577               -               -               -               -
       Russell Real Estate Securities                     1,298               -               -               -               -



                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)

INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
Cova Financial Life Insurance Company
Newport Beach, California


We have audited the accompanying balance sheet of Cova Financial Life Insurance Company as of December 31, 2000, and the related statements of operations, shareholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 2000, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 2 to the financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable.



/S/ Deloitte & Touche LLP


Chicago, Illinois
February 22, 2001

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheet of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1999, and the related statements of operations, shareholders' equity, and cash flows for each of the years in the two-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


      /s/ KMPG LLP

      Chicago, Illinois
      February 4, 2000

                    COVA FINANCIAL LIFE INSURANCE COMPANY (a
             wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                                 Balance Sheets

                           December 31, 2000 and 1999
                                 (in thousands)

                                                                                         PREDECESSOR
                                                                                            BASIS
                                    Assets                                2000              1999
                                                                      -------------     --------------


Investments:
    Fixed maturity securities, at fair value (amortized cost
      of $98,536 and $101,690)                                      $      100,263    $        95,568
    Mortgage loans                                                           4,336              5,439
    Short-term investments                                                     284                 --
    Policy loans                                                             1,102                938
                                                                      -------------     --------------

             Total investments                                             105,985            101,945

Cash and cash equivalents                                                    6,133              2,199
Accrued investment income                                                    1,641              1,624
Deferred policy acquisition costs                                            2,499             15,093
Value of business acquired                                                  16,826              1,740
Goodwill                                                                     2,404              1,631
Deferred income taxes                                                          404              1,232
Receivable from OakRe                                                        1,100             18,890
Income taxes recoverable                                                        75                 75
Reinsurance receivables                                                        132                  9
Other assets                                                                 4,807                 24
Separate accounts                                                          209,032            186,040
                                                                      -------------     --------------

             Total assets                                           $      351,038    $       330,502
                                                                      =============     ==============

See accompanying notes to financial statements.


                    COVA FINANCIAL LIFE INSURANCE COMPANY (a
             wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                            Balance Sheets, continued

                           December 31, 2000 and 1999
                        (in thousands, except share data)

                                                                                          PREDECESSOR
                                                                                             BASIS
                      Liabilities and Shareholder's Equity                 2000              1999
                                                                       --------------    --------------


Policyholder deposits                                                $       108,429   $       116,184
Future policy benefits                                                         6,828             6,707
Payable on purchase of securities                                                 --                85
Accounts payable and other liabilities                                         1,014             1,589
Payable to OakRe                                                                  --               172
Guaranty fund assessments                                                      1,100             1,100
Separate accounts                                                            209,022           186,035
                                                                       --------------    --------------

             Total liabilities                                               326,393           311,872
                                                                       --------------    --------------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 2000 and 1999)                                          2,800             2,800
    Additional paid-in capital                                                22,802            15,523
    Retained (deficit) earnings                                               (1,286)            1,993
    Accumulated other comprehensive income (loss)                                329            (1,686)
                                                                       --------------    --------------

             Total shareholder's equity                                       24,645            18,630
                                                                       --------------    --------------

             Total liabilities and shareholder's equity              $       351,038   $       330,502
                                                                       ==============    ==============


See accompanying notes to financial statements.

                    COVA FINANCIAL LIFE INSURANCE COMPANY (a
             wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                            Statements of Operations

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)


                                                                                 PREDECESSOR BASIS
                                                                  2000           1999        1998
                                                                ----------     ----------  ----------


Revenues:
    Premiums                                                  $       543    $     1,041 $     1,308
    Separate account fees                                           2,840          2,215       1,392
    Net investment income                                           8,919          7,663       7,516
    Net realized (losses) gains on investments                     (1,193)          (226)        126
    Other income                                                      221            382          66
                                                                ----------     ----------  ----------

             Total revenues                                        11,330         11,075      10,408
                                                                ----------     ----------  ----------

Benefits and expenses:
    Interest on policyholder deposits                               6,133          6,064       5,486
    Current and future policy benefits                              1,026          1,479       1,549
    Operating and other expenses                                    1,244          1,548         945
    Amortization of purchased intangible
      assets                                                        4,555            233         260
    Amortization of deferred policy
      acquisition costs                                               124          1,397       1,081
                                                                ----------     ----------  ----------

             Total benefits and expenses                           13,082         10,721       9,321
                                                                ----------     ----------  ----------

             (Loss)  Income before income taxes                    (1,752)           354       1,087
                                                                ----------     ----------  ----------

Income tax (benefit) expense:
    Current                                                            --           (246)        (80)
    Deferred                                                         (466)           440         357
                                                                ----------     ----------  ----------

             Total income tax (benefit) expense                      (466)           194         277
                                                                ----------     ----------  ----------

             Net (loss) income                                $    (1,286)   $       160 $       810
                                                                ==========     ==========  ==========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)
                                                                                 PREDECESSOR BASIS
                                                                   2000          1999         1998
                                                                 ----------    ----------   ---------


COMMON STOCK                                                   $     2,800   $     2,800  $    2,800
                                                                 ----------    ----------   ---------

ADDITIONAL PAID-IN CAPITAL:
    Balance at beginning of period                                  15,523        14,523      13,523
    Adjustment to reflect purchase acquisition                       3,279            --          --
    Capital contribution                                             4,000         1,000       1,000
                                                                 ----------    ----------   ---------

    Balance at end of period                                        22,802        15,523      14,523
                                                                 ----------    ----------   ---------

RETAINED (DEFICIT) EARNINGS:
    Balance at beginning of period                                   1,993         1,833       1,023
    Adjustment to reflect purchase acquisition                      (1,993)           --          --
    Net (loss) income                                               (1,286)          160         810
                                                                 ------------  ----------   ---------

    Balance at end of period                                        (1,286)        1,993       1,833
                                                                 ----------    ----------   ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME:
    Balance at beginning of period                                  (1,686)          333         145
    Adjustment to reflect purchase acquisition                       1,686            --          --
    Change in unrealized gains (losses) of fixed
      maturity and equity securities                                   329        (2,019)        188
                                                                 ----------    ----------   ---------

    Balance at end of period                                           329        (1,686)        333
                                                                 ----------    ----------   ---------

             Total shareholder's equity                        $    24,645   $    18,630  $   19,489
                                                                 ==========    ==========   =========

TOTAL COMPREHENSIVE (LOSS) INCOME:
    Net (loss) income                                          $    (1,286)  $       160  $      810
    Other comprehensive income (loss), net of tax                      329        (2,019)        188
                                                                 ----------    ----------   ---------

             Total comprehensive (loss) income                 $      (957)  $    (1,859) $      998
                                                                 ==========    ==========   =========


See accompanying notes to financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)

                                                                                            PREDECESSOR BASIS
                                                                              2000          1999         1998
                                                                           -----------    ----------   ----------


CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                                        $     (1,286)  $       160  $       810
    Adjustments to reconcile net (loss) income to net cash
      provided by operating activities:
      Depreciation and amortization expenses                                     (932)          175           23
      Losses (gains) on investments, net                                        1,193           226         (126)
      Interest credited to policyholder account balances                        6,133         6,064        5,486
      Policy charges                                                           (3,060)       (2,597)      (1,393)
      Changes in:
        Accrued investment income                                                 (17)           17          186
        Other receivables                                                      13,435        16,726       32,013
        Deferred policy acquisition costs and value of
           business acquired, net                                                 855        (6,837)      (2,322)
        Insurance related liabilities                                             320           516          810
        Income taxes payable                                                     (467)          193          423
        Other liabilities                                                      (1,480)         (111)       2,006
        Other, net                                                               (603)        4,183         (547)
                                                                           -----------    ----------   ----------
             Net cash provided by operating activities                         14,091        18,715       37,369
                                                                           -----------    ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES
    Sales of:
      Fixed maturity securities                                                 8,311        10,775           --
      Mortgage loans                                                            1,067           766          139
    Purchases of:
      Fixed maturity securities                                               (19,751)      (28,375)     (53,065)
      Mortgage loans                                                               --          (990)      (3,608)
    Maturities and repayments of fixed maturity securities                      7,686        15,212       50,986
    Net change in short-term investments                                         (284)           --           --
    Net change in policy loans                                                   (164)          285         (140)
                                                                           -----------    ----------   ----------
             Net cash used in investing activities                             (3,135)       (2,327)      (5,688)
                                                                           -----------    ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES
    Policyholder account balances:
      Deposits                                                                 29,837        34,755       34,887
      Withdrawals                                                             (40,859)      (56,933)     (62,727)
    Capital contribution                                                        4,000         1,000        1,000
                                                                           -----------    ----------   ----------
             Net cash used in financing activities                             (7,022)      (21,178)     (26,840)
                                                                           -----------    ----------   ----------

Change in cash and cash equivalents                                             3,934        (4,790)       4,841

Cash and cash equivalents, beginning of year                                    2,199         6,989        2,148
                                                                           -----------    ----------   ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                   $      6,133   $     2,199  $     6,989
                                                                           ===========    ==========   ==========



See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 2000, 1999, and 1998





(1)      BASIS OF PRESENTATION AND NATURE OF THE BUSINESS

         BASIS OF PRESENTATION

         Cova Financial Life Insurance Company (the Company), a California domiciled life insurance company, is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation.

         The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated.

         NATURE OF THE BUSINESS

         The Company markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

         Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

         Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

         Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

         Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.


         Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 97%, 94%, and 96% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 2000, 1999, and 1998, respectively.

(2)      ACQUISITION BY METLIFE

         On January 6, 2000, GenAmerica Financial Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash (the Merger).

         The Merger was accounted for using the purchase method of accounting. The net purchase price of approximately $21,602,000 was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the Merger as if it took place on January 1, 2000.

         The excess of the acquisition purchase price over the fair value of net assets acquired of approximately $2,530,000 was recorded as goodwill and will be amortized on a straight-line basis over 20 years. This new basis of accounting resulted in an increase in shareholder's equity of approximately $2,972,000 on January 1, 2000. The Company's financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

         As a result of the acquisition, the financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable. For periods prior to the date of the acquisition, the balances are referred to as "Predecessor Basis."

(3)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENTS

         All fixed maturity securities are classified as available-for-sale and are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in shareholder's equity, net of deferred effects of income tax and related effects on deferred policy acquisition costs and value of business acquired.

         Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method, which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated.

         A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

         Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on a specific identification basis.

         Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions. Valuation allowances are established for impaired loans when it is probable that collection of all amounts due under the contractual terms is doubtful. The Company had no impaired loans in 2000 and 1999. The valuation allowance for potential losses on mortgage loans was $40,000 at December 31, 1999. There was no valuation allowance at December 31, 2000.

         Short-term investments consist of investment in money market funds and are carried at cost, which approximates fair value.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities less than 90 days, which are not otherwise restricted.

         DEFERRED POLICY ACQUISITION COSTS

         Certain costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, and certain policy issuance and underwriting costs, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down when necessary.

         The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profits are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         VALUE OF BUSINESS ACQUIRED

         Value of business acquired (VOBA) reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 13% (8.7% net after tax).

         The estimated gross profit streams are periodically reevaluated and the unamortized balance of VOBA is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         Based on current assumptions, amortization of the original in-force VOBA asset, expressed as a percentage of the original in-force asset, is projected to be 13.4%, 12.1%, 10.1%, 8.6%, and 8.0% for the years ended December 31, 2001 through 2005, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force VOBA asset is 7.0% for 2000.

         On June 1, 1995, the Company recorded VOBA related to the GALIC acquisition of the Company. As a result of the Merger, the unamortized VOBA balance at January 1, 2000 was written off.


         GOODWILL

         Goodwill represents the excess of purchase price over the fair value of net assets acquired and is amortized on the straight-line basis over a 20-year period. The Company reviews goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

         SEPARATE ACCOUNTS

         Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or variable life policyholders and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns policy maintenance, administration, and mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

         POLICYHOLDER DEPOSITS

         The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2000 was 6.27%.

         FUTURE POLICY BENEFITS

         Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For single premium deferred annuities and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuitant(s).

         All policy reserves are established as the present value of estimated future policy benefits such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

         INCOME TAXES

         The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The principal assets and liabilities giving rise to such differences are policy reserves, deferred policy acquisition costs and value of business acquired. Deferred income taxes also arise from unrealized capital gains and losses on fixed maturity securities carried at fair value.

         REINSURANCE

         In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

         PREMIUM REVENUE

         The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. For term and variable life products, premiums are recognized as revenue when due.

         OTHER INCOME

         Other income consists primarily of policy surrender charges.

         USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from these estimates.

         The following elements of the financial statements are most affected by the use of estimates and assumptions:

               Investment valuation
               Amortization of deferred policy acquisition costs
               Amortization of value of business acquired
               Recoverability of goodwill

         PENDING ACCOUNTING STANDARDS

         Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, is effective for all fiscal years beginning after June 15, 2000. SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. Under SFAS 133, certain contracts that were not formerly considered derivatives may now meet the definition of a derivative. The Company will adopt SFAS 133 effective January 1, 2001. Management does not expect the adoption of SFAS 133 to have a significant impact on the financial position, results of operations, or cash flows of the Company.

         In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investment. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. While the Company is currently in the process of quantifying the impact of EITF 99-20, the provisions of the consensus are not expected to have a material impact on the Company's financial condition or results of operations.

         RECLASSIFICATIONS

         Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

  (4)    INVESTMENTS

         The Company's investments in fixed maturity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost and estimated fair value of investments in fixed maturity securities at December 31, 2000 and 1999, are as follows:

                                                                               2000
                                                  ---------------------------------------------------------------
                                                                      GROSS            GROSS         ESTIMATED
                                                    AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                      COST            GAINS           LOSSES           VALUE
                                                  --------------  ---------------  --------------  --------------
                                                                          (IN THOUSANDS)

         Government agency obligations          $         921   $        124     $          --   $        1,045
         Corporate securities                          67,287          1,831              (840)          68,278
         Mortgage-backed securities                     9,784            313                --           10,097
         Asset-backed securities                       20,544            356               (57)          20,843
                                                  --------------  ---------------  --------------  --------------
              Total fixed maturity securities   $      98,536   $      2,624     $        (897)  $      100,263
                                                  ==============  ===============  ==============  ==============

                                                                               1999
                                                                        PREDECESSOR BASIS
                                                  ---------------------------------------------------------------
                                                                      GROSS            GROSS         ESTIMATED
                                                    AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                      COST            GAINS           LOSSES           VALUE
                                                  --------------  ---------------  --------------  --------------
                                                                          (IN THOUSANDS)

         Government agency obligations          $       1,702   $         19     $          --   $        1,721
         Corporate securities                          76,444             30            (4,756)          71,718
         Mortgage-backed securities                     8,272              1              (202)           8,071
         Asset-backed securities                       15,272             --            (1,214)          14,058
                                                  --------------  ---------------  --------------  --------------
              Total fixed maturity securities   $     101,690   $         50     $      (6,172)  $       95,568
                                                  ==============  ===============  ==============  ==============


        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                               ESTIMATED
                                                              AMORTIZED           FAIR
                                                                 COST            VALUE
                                                            ---------------  ---------------
                                                                    (IN THOUSANDS)

        Less than one year                                $        4,449  $          4,273
        Due after one year through five years                     35,190            35,705
        Due after five years through ten years                    22,866            23,426
        Due after ten years                                        5,703             5,919
                                                            --------------   ---------------
                                                                  68,208            69,323
        Mortgage- and asset-backed securities                     30,328            30,940
                                                            --------------   ---------------

                 Total                                    $       98,536  $        100,263
                                                            ==============   ===============


        At December 31, 2000, approximately 92.5% of the Company's fixed maturity securities are investment grade or are nonrated but considered to be of investment grade. Of the 7.5% noninvestment grade fixed maturity securities, 1.5% are rated as BB, 0.9% are rated as B and 5.1% are rated CCC or below.

        The Company had four impaired fixed maturity securities with estimated fair value of approximately $1,420,000, of which three fixed maturity securities, with estimated fair value of approximately $1,400,000, became nonincome producing in 2000. The Company had one impaired fixed maturity security, which became nonincome producing in 1999.

        The components of investment income, realized gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                                 PREDECESSOR BASIS
                                                                               ------------  ---------------------------
                                                                                  2000           1999          1998
                                                                               ------------  -------------  ------------
                                                                                            (IN THOUSANDS)

        Fixed maturity securities                                           $      8,116   $     7,119    $     6,928
        Short-term investments                                                       476            --             --
        Cash and cash equivalents                                                    243           185            305
        Mortgage loans                                                               102           401            308
        Policy loans                                                                  81            82             92
        Miscellaneous                                                                 23             1              2
                                                                               ------------  -------------  ------------
                  Total investment income                                          9,041         7,788          7,635
        Investment expenses                                                         (122)         (125)          (119)
                                                                               ------------  -------------  ------------

                  Net investment income                                     $      8,919   $     7,663    $     7,516
                                                                               ============  =============  ============

        Net realized capital (losses) gains are as follows:
            Fixed maturity securities                                       $     (1,810)  $      (452)   $       178
            VOBA/DAC offset to capital (losses) gains                                617           226            (52)
                                                                               ------------  -------------  ------------

                  Net realized capital (losses) gains on investments        $     (1,193)  $      (226)   $       126
                                                                               ============  =============  ============

                                                                                                           PREDECESSOR
                                                                                                              BASIS
                                                                                          --------------  --------------
                                                                                              2000            1999
                                                                                          --------------  --------------
                                                                                                (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Fixed maturity securities                                                   $       1,727   $     (6,122)
            Effects on value of business acquired amortization                                 (1,220)           735
            Effects on deferred acquisition costs amortization                                     --          2,793
                                                                                          --------------  --------------

               Unrealized appreciation (depreciation) before income tax                           507         (2,594)

            Unrealized income tax (expense) benefit                                              (178)           908
                                                                                          --------------  --------------

               Net unrealized appreciation (depreciation) on investments                $         329   $     (1,686)
                                                                                          ==============  ==============


        Gross gains of $80,604, $165,919 and $591,755 and gross losses of $1,890,646, $618,025 and $413,588 were realized on sales of fixed maturity securities during 2000, 1999 and 1998, respectively.

        Net realized losses include impairment writedowns of fixed maturity securities totaling $1,117,212 and $493,244 during 2000 and 1999, respectively.

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 2000. As of December 31, 1999, the Company held one individual mortgage loan, Colonial Realty with carrying value of $1,998,296, which exceeded 10% of shareholder's equity.

  (5)   FAIR VALUE OF FINANCIAL INSTRUMENTS

        In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets and liabilities are not considered financial instruments and are not carried at fair value.

                                                                                         PREDECESSOR BASIS
                                           ----------------------------------     ---------------------------------
                                                         2000                                   1999
                                           ----------------------------------     ---------------------------------

                                              CARRYING            FAIR               CARRYING           FAIR
                                                VALUE             VALUE               VALUE             VALUE
                                           ----------------  ----------------     ---------------  ----------------
                                                    (IN THOUSANDS)                         (IN THOUSANDS)

        ASSETS:
            Fixed maturity securities    $      100,263    $       100,263     $        95,568   $       95,568
             Mortgage loans                       4,336              4,610               5,439            5,369
             Policy loans                         1,102              1,102                 938              938
             Short-term investments                 284                284                  --               --
             Separate accounts                  209,032            209,032             186,040          186,040

        LIABILITIES:
             Policyholder deposits              108,181            104,784             115,845          111,786
             Separate accounts                  209,022            209,022             186,035          186,035


        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

              The carrying value amounts reported in the balance sheets for these instruments approximate their fair values due to their short-term nature.

              Investment Securities and Mortgage Loans

              Fair values of fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

              Policy Loans

              Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              Policyholder Deposits

              The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated at the account value less surrender charges. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

(6)     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

        The components of deferred policy acquisition costs are shown below:

                                                                                                  PREDECESSOR BASIS
                                                                                ------------  --------------------------
                                                                                   2000          1999          1998
                                                                                ------------  ------------  ------------
                                                                                            (IN THOUSANDS)

        Deferred policy acquisition costs - beginning of period              $     15,093   $     9,142   $     6,774
        Effects of push down purchase accounting                                  (15,093)           --            --
        Commissions and expenses deferred                                           2,524         2,815         3,411
        Interest credited                                                             100           788           603
        Amortization                                                                 (125)       (1,171)       (1,133)
        Deferred policy acquisition costs attributable to
            unrealized depreciation (appreciation)                                     --         3,519          (513)
                                                                                ------------  ------------  ------------

              Deferred policy acquisition costs - end of period              $      2,499   $    15,093   $     9,142
                                                                                ============  ============  ============


        The components of value of business acquired are shown below:

                                                                                                  PREDECESSOR BASIS
                                                                                -----------   --------------------------
                                                                                   2000          1999          1998
                                                                                -----------   ------------  ------------
                                                                                            (IN THOUSANDS)

        Value of business acquired - beginning of period                     $      1,740  $        854   $       900
        Effects of push down purchase accounting                                   (1,740)           --            --
        Effects of push down purchase accounting                                   20,180            --            --
        Renewal expense deferred                                                      416            --            --
        Interest credited                                                           1,258            62            66
        Amortization                                                               (3,808)         (103)         (120)
        Value of business acquired attributable to unrealized
            (appreciation) depreciation of investments                             (1,220)          927             8
                                                                                -----------   ------------  ------------

        Value of business acquired - end of period                           $     16,826  $      1,740   $       854
                                                                                ===========   ============  ============



 (7)     REINSURANCE

         Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to MetLife was approximately $14,000,000 and $15,000,000 at December 31, 2000 and 1999,
         respectively. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

         On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company (XFLIC), from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

         In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

         The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

         In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500,000,000. No funds were drawn on this letter of credit since inception of the agreement.

         The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. The future payable was extinguished in 2000.

         On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized an operating income of approximately $50,000 related to the recapture.

(8)     OTHER COMPREHENSIVE INCOME

        The components of other comprehensive income are as follows:

                                                                                                   PREDECESSOR BASIS
                                                                                  -----------  --------------------------
                                                                                     2000         1999          1998
                                                                                  -----------  ------------ -------------
                                                                                              (IN THOUSANDS)

        Unrealized gains (losses) on investments:

             Unrealized holding gains (losses) arising during the period,
             net of taxes of $300, $(1,054), and $81                           $        557  $    (1,959) $       150

             Less: reclassification adjustments for realized gains
             (losses) included in net income, net of taxes of $122, $33,
             and $(20)                                                                  228           60          (38)
                                                                                  -----------  ------------ -------------

                  Total other comprehensive income (loss)                      $        329  $    (2,019) $       188
                                                                                  ===========  ============ =============



 (9)    INCOME TAXES

        The Company will file a consolidated federal income tax return with CFSLIC and First Cova Life Insurance Company. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

        The actual federal income tax (benefit) expense differed from that expected by applying the federal statutory rate to income before income taxes as follows:

                                                                2000                    1999                1998
                                                        ---------------------   -------------------  -------------------
                                                                                (IN THOUSANDS)

        Computed expected tax (benefit) expense       $   (613)     (35.0)%    $   124      35.0%   $  380       35.0%
        Dividends received deduction - separate
            account                                         --         --         (115)    (32.5)     (150)     (13.9)
        Amortization of intangible assets                   44        2.5           39      11.0        39        3.6
        Change in valuation allowance                       --         --          173      48.9         --       --
        Return to provision adjustment                      99        5.7           --       --          --       --
        Other                                                4        0.2          (27)     (7.6)        8        0.8
                                                        --------- -----------   -------- ----------  -------- ----------

                   Total                              $   (466)     (26.6)%    $   194      54.8%   $  277       25.5%
                                                        ========= ===========   ======== ==========  ======== ==========



        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                                                                            PREDECESSOR
                                                                                                               BASIS
                                                                                          ---------------  --------------
                                                                                               2000            1999
                                                                                          ---------------  --------------
                                                                                                  (IN THOUSANDS)
        Deferred tax assets:
            Tax basis of intangible assets purchased                                    $       515      $       569
            Liability for commission on recaptures                                               --               60
            Policy reserves                                                                   2,547            2,678
            Deferred policy acquisition costs                                                 1,477            1,383
            Permanent impairments                                                               771              173
            Net operating and capital loss                                                      962               --
            Unrealized depreciation in investments                                               --              908
            Other deferred tax assets                                                           965              165
                                                                                          ---------------  --------------
               Total deferred tax assets                                                      7,237            5,936
            Valuation allowance                                                                (173)            (173)
                                                                                          ---------------  --------------
                   Total deferred tax assets, net of valuation allowance                      7,064            5,763
                                                                                          ---------------  --------------

        Deferred tax liabilities:
            Unrealized appreciation in investments                                              177               --
            Value of business acquired                                                        5,528              226
            Deferred policy acquisition costs                                                   875            4,305
            Other                                                                                80               --
                                                                                          ---------------  --------------
                   Total deferred tax liabilities                                             6,660            4,531
                                                                                          ---------------  --------------

                   Net deferred tax asset                                               $       404      $     1,232
                                                                                          ===============  ==============


        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the result of future operations will generate sufficient taxable income to realize the remaining deferred tax assets.

        XFSI and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of GALIC acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2,900,000 for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

        The Company has $1,833,994 of net operating loss carryforwards which expire in 2020 and $915,640 of capital loss carryforwards which expire in 2005.

 (10)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and MetLife, which provide investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 2000, 1999, and 1998 by the Company were $2,148,029, $2,496,782, and $1,587,833, respectively.

        In 2000 and 1999, the Company received a cash capital contribution of $4,000,000 and $1,000,000, respectively, from CFSLIC. CFSLIC's parent, GALIC, has guaranteed the maintenance of the capital and surplus of the Company at an amount which meets the requirements of the State of California.

 (11)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of fixed maturity securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values at the date of purchase, and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                                                                  2000         1999
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)

        Statutory capital and surplus                                                        $     9,067  $     9,826
        Reconciling items:
            Asset valuation reserve                                                                  105          827
            Interest maintenance reserve                                                              53          187
            Investment adjustments to fair value                                                   1,727       (6,122)
            Investment adjustments to book value                                                  (4,352)          --
            Deferred policy acquisition costs                                                      2,499       15,093
            Basis policy reserves                                                                 (4,098)      (5,580)
            Deferred federal income taxes (net)                                                      404        1,232
            Goodwill                                                                               2,404        1,631
            Value of business acquired                                                            16,826        1,740
            Future purchase price payable                                                             --         (172)
            Investment valuation reserves                                                             --          (40)
            Other                                                                                     10            8
                                                                                               ------------ ------------
                   GAAP shareholder's equity                                                 $    24,645  $    18,630
                                                                                               ============ ============



        Statutory net loss for the years ended December 31, 2000, 1999, and 1998 was $4,470,088, $1,478,513, and $142,046, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. Due to the 2000 statutory net loss and the Company's negative earned surplus at December 31, 2000, no dividends are permissible in 2001 without prior approval of the insurance commissioner.

         The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 2000, the Company's Total Adjusted Capital and Authorized Control Level RBC were $9,170,938 and $2,043,349, respectively. This level of adjusted capital qualifies under all tests.

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of California will require adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of the Codification will increase statutory capital and surplus as of January 1, 2001 by $419,733, which relates to accounting principles regarding income taxes.

(12)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 2000, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 2000, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1,100,000 in future assessments on insolvencies that occurred before December 31, 2000. Under the coinsurance agreement between the Company and OakRe (see Note
        7), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid approximately $101,000, $8,000, and $34,000 in guaranty fund assessment in 2000, 1999, and 1998, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained were not material.

(13)    SUBSEQUENT EVENTS

        As of December 31, 2000, the Company's statutory capital and surplus was below minimum capital requirements established by the California Department of Insurance. Effective February 22, 2001, CFSLIC contributed $2,500,000 to the Company, which brings statutory capital and surplus above the required level.

        Effective February 12, 2001, Cova Financial Life Insurance Company changed its name to MetLife Investors Insurance Company of California. The name change is pending approval by the California Department of Insurance.